                                     [LOGO]

--------------------------------------------------------------------------------

                     NORTHWESTERN MUTUAL SERIES FUND, INC.

                    A SERIES FUND OFFERING ELEVEN PORTFOLIOS

                     SMALL CAP GROWTH STOCK PORTFOLIO

                     AGGRESSIVE GROWTH STOCK PORTFOLIO

                     INTERNATIONAL EQUITY PORTFOLIO

                     INDEX 400 STOCK PORTFOLIO

                     GROWTH STOCK PORTFOLIO

                     GROWTH AND INCOME STOCK PORTFOLIO

                     INDEX 500 STOCK PORTFOLIO

                     BALANCED PORTFOLIO

                     HIGH YIELD BOND PORTFOLIO

                     SELECT BOND PORTFOLIO

                     MONEY MARKET PORTFOLIO

--------------------------------------------------------------------------------

Shares of the Portfolios are offered only for funding variable annuity contracts and variable life insurance policies offered by the Northwestern Mutual Life Insurance Company. Variable annuity contracts or variable life insurance policies are described in the separate prospectus to which this prospectus for the Fund is attached.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                                                  April 30, 1999

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO PERSON IS AUTHORIZED TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND IN THE STATEMENT OF ADDITIONAL INFORMATION.

CONTENTS

                                                           PAGE
                                                           -----
Summary...............................................           2
  Investment Objectives and Strategies................           2
  Main Risks..........................................           3
  Performance.........................................           5
Investment Objectives, Strategies and Risks...........           8
  Small Cap Growth Stock Portfolio....................           8
  Aggressive Growth Stock Portfolio...................           9
  International Equity Portfolio......................           9
  Index 400 Stock Portfolio...........................          10
  Growth Stock Portfolio..............................          11
  Growth and Income Stock Portfolio...................          11
  Index 500 Stock Portfolio...........................          12

                                                           PAGE
                                                           -----
  Balanced Portfolio..................................          13
  High Yield Bond Portfolio...........................          13
  Select Bond Portfolio...............................          14
  Money Market Portfolio..............................          15
  Year 2000 Risks.....................................          17
Management of the Fund................................          17
  Portfolio Managers..................................          17
  Investment Advisory Fees and Other Expenses.........          18
Taxes and Dividends...................................          19
Offering and Redemption of Shares.....................          19
Financial Highlights..................................          20

--------------------------------------------------------------------------------

SUMMARY

Northwestern Mutual Series Fund, Inc. ("Fund") is composed of eleven Portfolios which operate as separate mutual funds. This section gives you an overview of the investment objectives and strategies for each of the Portfolios. The summary concludes with a brief identification of the main risks and performance information for all of the Portfolios. More detailed information follows this summary.

INVESTMENT OBJECTIVES AND STRATEGIES

SMALL CAP GROWTH STOCK PORTFOLIO The investment objective of the Small Cap Growth Stock Portfolio is long-term growth of capital. The Portfolio will seek to achieve this objective primarily by investing in the common stocks of companies which can reasonably be expected to increase sales and earnings at a pace which will exceed the growth rate of the U.S. economy over an extended period.

AGGRESSIVE GROWTH STOCK PORTFOLIO The investment objective of the Aggressive Growth Stock Portfolio is to achieve long-term appreciation of capital. This Portfolio also attempts to meet this goal primarily by investing in the common stocks of companies which can reasonably be expected to increase their sales and earnings at a pace which will exceed the growth rate of the nation's economy over an extended period.

INTERNATIONAL EQUITY PORTFOLIO The investment objective of the International Equity Portfolio is long-term capital growth. It pursues its objective through a flexible policy of investing in stocks and debt securities of companies and governments outside the United States.

INDEX 400 STOCK PORTFOLIO The investment objective of the Index 400 Stock Portfolio is to achieve investment results that approximate the performance of the Standard & Poor's MidCap 400 Index ("S&P 400 Index"). The Portfolio will attempt to meet this objective by investing in stocks included in the S&P 400 Index.

GROWTH STOCK PORTFOLIO The investment objective of the Growth Stock Portfolio is long-term growth of capital; current income is secondary. The Portfolio seeks to achieve this objective by selecting investments in companies which have above average earnings growth potential.

GROWTH AND INCOME STOCK PORTFOLIO The investment objectives of the Growth and Income Stock Portfolio are long-term growth of capital and income. Ordinarily the Portfolio pursues its investment objectives by investing primarily in dividend-paying common stock.

                                       --

INDEX 500 STOCK PORTFOLIO The investment objective of the Index 500 Stock Portfolio is to achieve investment results that approximate the performance of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"). The Portfolio attempts to meet this objective by investing in stocks included in the S&P 500 Index.

BALANCED PORTFOLIO The investment objective of the Balanced Portfolio is to realize as high a level of long-term total rate of return as is consistent with prudent investment risk. Total rate of return consists of current income, including dividends, interest and discount accruals, and capital appreciation. The assets of the Balanced Portfolio will be invested in the stock, bond and money market sectors as described for the Index 500 Stock, Select Bond and Money Market Portfolios. The mix of investments among the three market sectors will be adjusted continuously.

HIGH YIELD BOND PORTFOLIO The investment objective of the High Yield Bond Portfolio is to achieve high current income and capital appreciation. The Portfolio invests primarily in fixed income securities that are rated below investment grade by the major rating agencies. High yield fixed income securities are commonly known as "junk bonds".

SELECT BOND PORTFOLIO The primary investment objective of the Select Bond Portfolio is to provide as high a level of long-term total rate of return as is consistent with prudent investment risk. Total rate of return consists of current income, including interest and discount accruals, and capital appreciation. A secondary objective is to seek preservation of shareholders' capital. The Select Bond Portfolio's assets are invested primarily in bonds and other debt securities with maturities generally exceeding one year.

MONEY MARKET PORTFOLIO The investment objective of the Money Market Portfolio is to realize maximum current income consistent with liquidity and stability of capital. The assets of the Money Market Portfolio are invested in money market instruments and other debt securities with maturities generally not exceeding one year.

MAIN RISKS

The eleven Portfolios present varying amounts of risk. The amount of investment risk for a Portfolio depends on the types of securities in which the Portfolio invests and the investment strategies it uses. All investments present some risk. In this prospectus we have listed the Portfolios in the sequence that we think reflects the relative risk they present. The Small Cap Growth Stock Portfolio presents the most investment risk. The Money Market Portfolio presents less investment risk than any of the others.

RISKS FOR STOCKS Stock prices have historically outperformed other asset classes over the long term, but stock prices tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries, or the stock market as a whole. Each of the Portfolios (except the Money Market Portfolio) has express authority to invest at least part of its assets in stocks. Investors in the Portfolios will incur some or all of the risks associated with stocks to the extent that the assets are so invested.

GROWTH STOCKS are typically priced higher than other stocks, in relation to earnings and other measures, because investors believe they have more appreciation potential. This potential may or may not be realized and growth stock prices tend to fluctuate more dramatically than the overall stock market. These risks for growth stocks are presented most clearly by the operations of the Small Cap Growth Stock, Aggressive Growth Stock and Growth Stock Portfolios. These risks may also affect the performance of the other Portfolios that invest in stocks.

VALUE STOCKS are selected because they seem attractively priced. The main risks are that the price for a stock may turn out to have been too high, or the market may not recognize the real value of the stock for a long time. The risks for value stocks are presented most clearly by the operations of the Growth and Income Stock Portfolio and the International Equity Portfolio. These risks may also affect the performance of the other Portfolios that invest in stocks.

SMALL CAP Stocks may involve greater risks because smaller companies often have a limited track record, narrower markets and more limited managerial and financial resources than larger, more established companies. The prices of these stocks tend to be more volatile and the issuers face greater risk of business failure. The risks for small cap stocks are presented most clearly by the operations of the Small Cap Growth Stock and Aggressive Growth Stock Portfolios. These risks may also affect the performance of the other Portfolios that invest in stocks.

                                       --

RISKS FOR FIXED INCOME SECURITIES Each of the Portfolios has express authority to invest all or part of its assets in fixed income securities. Investors in the Portfolios will incur some or all of the risks associated with fixed income securities to the extent that the assets are so invested.

INTEREST RATE RISK Bond prices rise and fall in response to changes in market interest rates. When interest rates rise, bond prices fall. This effect is greater for longer term bonds, and relatively minor for short-term cash instruments that are about to mature. Interest rate risk is presented most clearly by the operations of the High Yield Bond, Select Bond and Balanced Portfolios. This risk may also affect the performance of the other Portfolios that invest in fixed income securities.

CREDIT RISK Bond prices reflect the risk of default. The credit rating assigned to a fixed income issue generally reflects the credit risk. High yield fixed income securities present more credit risk than investment grade issues. Credit risk is presented most clearly by the operations of the High Yield Bond Portfolio. Credit risk may also affect the performance of the other Portfolios that invest in fixed income securities.

RISKS FOR INTERNATIONAL SECURITIES Foreign securities present the investment risks that are inherent in all investments in securities as well as an array of special risk considerations, including currency risks. Some of these risks are described in this prospectus. A longer description is included in the Statement of Additional Information. The risks associated with foreign securities are presented most clearly by the operations of the International Equity Portfolio. The Growth and Income Stock, Balanced, Select Bond and High Yield Bond Portfolios may also invest a portion of their assets in foreign securities and, to that extent, the performance of those Portfolios may be affected by the associated risks.

RISKS FOR FINANCIAL FUTURES CONTRACTS All of the Portfolios, except the Money Market Portfolio, may use financial futures contracts in pursuit of their investment objectives. These instruments are used as a hedge against changes in the market value of common stocks or changes in prevailing levels of interest rates. Successful use of these instruments requires special skills, knowledge and techniques. Gains or losses from positions in financial futures contracts may be much greater than the amounts invested.

ASSET ALLOCATION RISK In addition to the risks involved with each kind of securities there is the risk that an investor will hold the wrong mix of securities at any point in time. This risk is especially important for the Balanced Portfolio, but it is a consideration for all of the Portfolios. It is also likely to be the most important consideration for you as an individual investor.

RISKS FOR ALL SECURITIES The value of a security on a given date depends entirely on its market price. Investors necessarily rely on the integrity of the marketplace. There is no guarantee that the securities markets will function in an orderly manner. IIliquidity may make it difficult for a Portfolio to buy or sell a security or to price the security fairly. The Year 2000 issue is a consideration for all investors at this juncture, as discussed in this prospectus.

MONEY MARKET PORTFOLIO An investment in the Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Money Market Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Money Market Portfolio.

                                       --

PERFORMANCE

The following bar charts illustrate the risks of investing in the Portfolios by showing how the performance of each Portfolio (including predecessors) has varied from year to year. These charts do not reflect the charges and expenses for the variable annuity or variable life insurance separate account that invests in the Portfolios. Total returns would be lower if those charges and expenses were reflected. The tables to the right of the charts further illustrate the risks of investing in the Portfolios by showing how each Portfolio's average annual returns for the periods shown compare with the returns of certain indexes that measure broad market performance. No shares of the Small Cap Growth Stock and Index 400 Stock Portfolios were outstanding during the periods shown.

                       AGGRESSIVE GROWTH STOCK PORTFOLIO

ANNUAL TOTAL RETURNS

                                   CAPLINE=0

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1991                                55.99%
1992                                 5.95%
1993                                19.11%
1994                                 5.40%
1995                                39.29%
1996                                17.70%
1997                                13.87%
1998                                 7.56%
Best Quarter: 1st-1991 24.77%
Worst Quarter: 3rd-1998 -21.47%

    AVERAGE ANNUAL TOTAL RETURN

      1 YR               5 YRS          SINCE INCEPTION*
---------------------------------------------------------

Aggressive Growth Stock Portfolio
        7.56%              16.18%              19.58%
---------------------------------------------------------
Wilshire Small Cap Index (1)
       -0.36%              13.46%              18.84%
---------------------------------------------------------
Whilshire Next 1750 Index (2)
        0.83%              13.19%              18.58%
---------------------------------------------------------

    *Commenced operations on November 30, 1990.

        (1)The Wilshire Next 1750 is an unmanaged, equally weighted index. Included in this index are those stocks which are ranked 750 to 2500 by market capitalization in the Wilshire 5000. The largest sectors represented in this index are technology, financial services and consumer services. Market capitalization ranges from $1.8 billion to $244 million.

        (2)The Wilshire Small Cap Index is a subset of the Wilshire Next 1750 and includes 250 stocks chosen based upon their size, sector and liquidity characteristics. Each stock is equally weighted in this unmanaged index. The average market capitalization is approximately $930 million. The largest sector weightings include technology, financial services, and consumer services.

                         INTERNATIONAL EQUITY PORTFOLIO

ANNUAL TOTAL RETURNS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1994                                -0.10%
1995                                14.58%
1996                                21.02%
1997                                12.28%
1998                                 4.82%
Best Quarter: 1st-1998 14.15%
Worst Quarter: 3rd-1998 -18.16%

    AVERAGE ANNUAL TOTAL RETURN

       1 YR               5 YRS          SINCE INCEPTION*
----------------------------------------------------------

International Equity Portfolio
         4.82%              10.27%              13.32%
----------------------------------------------------------
Morgan Stanley Capital International EAFE
(Europe-Australasia-Far East) Index
        20.33%               9.52%              10.13%
----------------------------------------------------------

    *Commenced operations on April 30, 1993.

                                       --

                             GROWTH STOCK PORTFOLIO

ANNUAL TOTAL RETURNS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1995                                30.82%
1996                                20.91%
1997                                29.85%
1998                                26.69%
Best Quarter: 4th-1998 22.20%
Worst Quarter: 3rd-1998 -12.56%

    AVERAGE ANNUAL TOTAL RETURN

      1 YR                5 YRS          SINCE INCEPTION*
----------------------------------------------------------

Growth Stock Portfolio
       26.69%              --                   23.17%
----------------------------------------------------------
S&P 500 Index
       28.50%              --                   26.41%
----------------------------------------------------------

    *Commenced operations on May 3, 1994.

                        GROWTH & INCOME STOCK PORTFOLIO

ANNUAL TOTAL RETURNS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1995                                31.11%
1996                                19.97%
1997                                30.03%
1998                                23.14%
Best Quarter: 4th-1998 21.76%
Worst Quarter: 3rd-1998 -10.88%

    AVERAGE ANNUAL TOTAL RETURN

       1 YR                5 YRS          SINCE INCEPTION*
-----------------------------------------------------------

Growth and Income Stock Portfolio
        23.14%              --                   22.00%
-----------------------------------------------------------
S&P 500 Index
        28.50%              --                   26.41%
-----------------------------------------------------------

    *Commenced operations on May 3, 1994.

                           INDEX 500 STOCK PORTFOLIO

ANNUAL TOTAL RETURNS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1989                                18.39%
1990                                -4.32%
1991                                29.78%
1992                                 4.54%
1993                                 9.90%
1994                                 1.21%
1995                                37.25%
1996                                22.75%
1997                                33.20%
1998                                28.72%
Best Quarter: 4th-1998 21.45%
Worst Quarter: 3rd-1990 -11.72%

    AVERAGE ANNUAL TOTAL RETURN

       1 YR               5 YRS               10 YRS
----------------------------------------------------------

Index 500 Stock Portfolio
        28.72%              23.93%              17.32%
----------------------------------------------------------
S&P 500 Index
        28.50%              23.94%              19.16%
----------------------------------------------------------

                                       --

                               BALANCED PORTFOLIO

ANNUAL TOTAL RETURNS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1989                               15.66%
1990                                1.52%
1991                               23.34%
1992                                5.61%
1993                                9.91%
1994                                0.16%
1995                               26.39%
1996                               13.45%
1997                               21.52%
1998                               18.88%
Best Quarter: 4th-1998 12.21%
Worst Quarter: 3rd-1990 -5.93%

    AVERAGE ANNUAL TOTAL RETURN

       1 YR               5 YRS               10 YRS
----------------------------------------------------------

Balanced Portfolio
        18.88%              15.72%              13.31%
----------------------------------------------------------
Merrill Lynch Domestic Master Index (1)
         8.87%               7.33%               9.30%
----------------------------------------------------------
S&P 500 Index (2)
        28.50%              23.94%              19.16%
----------------------------------------------------------
Merrill Lynch 91-Day T-Bill (3)
         5.23%               5.22%               5.68%
----------------------------------------------------------

        (1)The Merrill Lynch Domestic Master Index is an unmanaged market value weighted index comprised of U.S. Government, mortgage and investment-grade corporate bonds. The index measures the income provided by, and the price changes of the underlying securities.

        (2)The Standard & Poor's 500 Composite Stock Price Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The index is heavily weighted toward stocks with large market capitalizations and represents approximately two-thirds of the total market value of all domestic common stocks.

        (3)The Merrill Lynch 91-Day T-Bill Index is comprised of a single issue purchased at the beginning of each month and held for a full month. The issue selected at each month-end rebalancing is the outstanding Treasury Bill that matures closest to, but not beyond, three months from the rebalancing date.

                           HIGH YIELD BOND PORTFOLIO

ANNUAL TOTAL RETURNS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1995                                16.77%
1996                                19.78%
1997                                15.85%
1998                                -1.84%
Best Quarter: 2nd-1997 7.48%
Worst Quarter: 3rd-1998 -10.69%

    AVERAGE ANNUAL TOTAL RETURN

      1 YR                5 YRS          SINCE INCEPTION*
----------------------------------------------------------

High Yield Bond Portfolio
       -1.84%              --                   11.17%
----------------------------------------------------------
Lehman Brothers Index
        1.49%              --                    9.46%
----------------------------------------------------------

    *Commenced operations on May 3, 1994.

                                       --

                             SELECT BOND PORTFOLIO

ANNUAL TOTAL RETURNS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1989                               14.16%
1990                                8.09%
1991                               17.33%
1992                                7.74%
1993                               10.81%
1994                               -2.28%
1995                               19.09%
1996                                3.31%
1997                                9.46%
1998                                7.07%
Best Quarter: 2nd-1989 8.10%
Worst Quarter: 1st-1994 -2.23%

    AVERAGE ANNUAL TOTAL RETURN

       1 YR                 5 YRS               10 YRS
-------------------------------------------------------------

Select Bond Portfolio
         7.07%                7.10%                9.31%
-------------------------------------------------------------
Merrill Lynch Domestic Master Index
         8.87%                7.33%                9.30%
-------------------------------------------------------------

                             MONEY MARKET PORTFOLIO

ANNUAL TOTAL RETURNS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1989                                8.98%
1990                                8.04%
1991                                5.69%
1992                                3.34%
1993                                2.85%
1994                                4.06%
1995                                5.82%
1996                                5.29%
1997                                5.47%
1998                                5.43%
Best Quarter: 2nd-1989 2.33%
Worst Quarter: 2nd-1993 0.69%

    AVERAGE ANNUAL TOTAL RETURN

       1 YR                 5 YRS               10 YRS
-------------------------------------------------------------

Money Market Portfolio
         5.43%                5.48%                5.21%
-------------------------------------------------------------

    For the seven-day period ended March 31, 1999, the Money Market Portfolio's yield was 4.68% and was equivalent to a compound effective yield of 4.79%.

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

The investment objectives, strategies and risks of each Portfolio are described below.

The main risks for each kind of security are briefly identified above. See "Main Risks", p. 3. Some of the risks are also discussed in the descriptions of the Portfolios below.

The investment objective of a Portfolio may be changed only with the approval of the majority of the Portfolio's shares outstanding. The details of the investment policies of a Portfolio may be changed by the Fund's Board of Directors without a vote of the shareholders. For example, such details include investments in new types of debt instruments which may be devised in the future or which are presently in disuse but may become more prominent in the future and minor changes in investment policies which may be made in response to changes in regulatory requirements which are reflected in the Portfolio's present policies.

SMALL CAP GROWTH STOCK PORTFOLIO

The investment objective of the Small Cap Growth Stock Portfolio is to achieve long-term appreciation of capital. The Portfolio will seek to achieve this objective primarily by investing in the common stocks of companies which can reasonably be expected to increase their sales and earnings at a pace which will exceed the growth rate of the nation's economy over an extended period. These companies, for the most part, are small capitalization companies whose stock may experience substantial price volatility. Under normal

                                       --
circumstances the Portfolio will invest at least 80% of its assets in stocks.

In addition to common stocks, the Small Cap Growth Stock Portfolio may invest in other equity securities such as preferred stocks and debt securities with conversion privileges or warrants. A portion of the assets may be invested in money market instruments, including U.S. Government and agency securities and short-term commercial paper. When adverse conditions exist the Small Cap Growth Stock Portfolio may be hindered in its pursuit of its investment objective because it may not invest, or may invest less, in the common stocks in which it ordinarily invests.

The Small Cap Growth Stock Portfolio may also invest in covered call option contracts, stock index futures contracts, including indexes on specific industries, repurchase agreements and warrants. A description of these instruments is included in the Statement of Additional Information. Because the Small Cap Growth Stock Portfolio will be investing in stocks which possess substantial price volatility, an investment in the Small Cap Growth Stock Portfolio will present more risk than an investment in any of the other Portfolios.

AGGRESSIVE GROWTH STOCK PORTFOLIO

The investment objective of the Aggressive Growth Stock Portfolio is to achieve long-term appreciation of capital. The Portfolio will seek to achieve this objective primarily by investing in the common stocks of companies which can reasonably be expected to increase their sales and earnings at a pace which will exceed the growth rate of the nation's economy over an extended period. These companies, for the most part, are mid-sized and smaller companies whose stock may experience substantial price volatility. Under normal circumstances the Portfolio will invest at least 80% of its assets in stocks.

In addition to common stocks, the assets of the Aggressive Growth Stock Portfolio may be invested in other equity securities such as preferred stocks and debt securities with conversion privileges or warrants. From time to time assets may be invested in investment grade debt securities, short-term commercial paper and United States Treasury obligations, or temporarily held in cash uninvested for periods when the manager determines that economic conditions call for such action. When adverse conditions exist the Aggressive Growth Stock Portfolio may be hindered in its pursuit of its investment objective because it may not invest, or may invest less, in the common stocks in which it ordinarily invests. The Aggressive Growth Stock Portfolio may also invest in covered call option contracts, stock index futures contracts, including indexes on specific industries, repurchase agreements and warrants. A description of these instruments is included in the Statement of Additional Information. Because the Aggressive Growth Stock Portfolio will, for the most part, be investing in stocks which possess substantial price volatility, an investment in the Aggressive Growth Stock Portfolio will present more risk than an investment in the Growth Stock Portfolio.

INTERNATIONAL EQUITY PORTFOLIO

The International Equity Portfolio seeks long-term capital growth through a flexible policy of investing in stocks and debt obligations of companies and governments outside the United States. In pursuit of its investment objective, the Portfolio will invest at least 65% of its assets in securities of issuers in at least three countries outside the United States. Any income realized will be incidental.

The strategy for the Portfolio will reflect a bottom-up, value-oriented and long-term investment philosophy. In choosing equity investments, the Portfolio's manager will focus on the market price of a company's securities in relation to the company's long-term earnings, asset value and cash flow potential. A company's historical value measures, including price/ earnings ratio, profit margins and liquidation value, will also be considered.

Although the Portfolio generally invests in common stocks, it may also invest in preferred stocks and certain debt securities such as convertible bonds which are rated in any category by Moody's Investors Service, Inc. or Standard & Poor's or which are unrated by any rating agency. See Appendix in the Statement of Additional Information for a description of the ratings presented by Moody's Investors Service, Inc. and Standard & Poor's. The Statement of Additional Information also includes a longer discussion of the risks presented by investments in foreign securities.

For temporary defensive purposes, the Portfolio may invest without limit in commercial paper, certificates of deposit, bank time deposits in the currency of any nation, bankers acceptances, U.S. Government securities, corporate debt obligations, and repurchase agreements with respect to these securities. When adverse

                                       --
conditions exist the International Equity Portfolio may be hindered in its pursuit of its investment objective because it may not invest, or may invest less, in the international stocks in which it ordinarily invests.

The International Equity Portfolio may purchase and sell financial futures contracts, stock index futures contracts, and foreign currency futures contracts for hedging purposes only and not for speculation. It may engage in such transactions only if the total contract value of the futures contracts does not exceed 20% of the Portfolio's total assets. Financial futures contracts are described in the Statement of Additional Information.

The International Equity Portfolio has an unlimited right to purchase securities in any foreign country, developed or underdeveloped. Before investing in the Portfolio, you should consider carefully the risks involved in investing in securities issued by companies and governments of foreign nations, which are in addition to the usual risks inherent in domestic investments. There is the possibility of expropriation, nationalization or confiscatory taxation, taxation of income earned in foreign nations (including withholding taxes) or other taxes imposed with respect to investments in foreign nations, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability or diplomatic developments which could affect investments in securities or issuers in those nations.

These considerations generally are more of a concern in developing countries, where the possibility of political instability (including revolution) and dependence on foreign economic assistance may be greater than in developed countries. Investments in companies domiciled in developing countries therefore may be subject to potentially higher risks than investments in developed countries.

In many countries there is less publicly available information about issuers than is available in reports about companies in the United States. Foreign companies are not generally subject to uniform accounting and auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to United States companies. It may be more difficult to obtain or enforce judgments obtained against foreign entities. Commission rates in foreign countries, which are generally fixed rather than subject to negotiation as in the United States, are likely to be higher. Further, the settlement period of securities transactions in foreign markets may be longer than in domestic markets.

In many foreign countries there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the United States. Foreign securities transactions may be subject to higher brokerage costs than domestic securities transactions. Foreign securities often trade with less frequency and volume than domestic securities and are therefore less liquid and more volatile than securities of comparable domestic issuers. The International Equity Portfolio may invest in Russia. This involves special risks that are described in the Statement of Additional Information.

INDEX 400 STOCK PORTFOLIO

The investment objective of the Index 400 Stock Portfolio is to achieve investment results that approximate the performance of the S&P Mid Cap 400 Stock Price Index ("S&P 400 Index"). The Portfolio will attempt to meet this objective by investing in stocks included in the S&P 400 Index in proportion to their weighting in the index.

The S&P 400 Index is composed of 400 common stocks. The companies included in the S&P 400 Index are generally smaller than those that comprise the S&P 500 Index. See the description of the Index 500 Stock Portfolio below. The S&P 400 does not include the very large issues that account for most of the weighting in the S&P 500 Index. Most of the companies in the S&P 400 Index have a market value in the range of $750 million to $5 billion. A few are smaller and a few are larger. "Standard & Poor's-Registered Trademark-",
"S&P-Registered Trademark-", "S&P 400-Registered Trademark-" and "Standard & Poor's Mid Cap 400-Registered Trademark-" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Northwestern Mutual Life. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

The Index 400 Stock Portfolio will not be managed in the traditional sense using economic, financial and market analysis. A computer program will be used to determine which stocks are to be purchased or sold to achieve the Portfolio's objective. The Portfolio will, to the extent feasible, remain fully invested and will

                                       --
normally hold at least 375 of the 400 issues that comprise the S&P 400 Index.

The Index 400 Stock Portfolio's ability to match the performance of the S&P 400 Index will be affected to some extent by the size and timing of cash flows into and out of the Index 400 Stock Portfolio. The Portfolio will be managed with a view to reducing such effects. A portion of the assets may at times be invested in investment grade debt securities, short term commercial paper and Government and agency obligations, as well as option contracts, stock index futures contracts, and repurchase agreements.

GROWTH STOCK PORTFOLIO

The investment objective of the Growth Stock Portfolio is long-term growth of capital; current income is secondary. The Portfolio will seek to achieve this objective by selecting investments in companies which have above average earnings growth potential.

The Growth Stock Portfolio invests primarily in common stocks of well-established companies, with emphasis placed on high quality companies with strong financial characteristics. The investment process is initiated with a fundamental economic outlook. Further study of economic sectors leads to the identification of growth-oriented industries, and to detailed studies of individual companies. In evaluating individual companies, factors such as the company management team, product outlook, global exposure, industry leadership position, and financial characteristics are important variables used in the analysis.

The market capitalization of companies the Portfolio may invest in is not limited by size, but the Portfolio will generally invest in large- and medium-sized companies. The aim of the Portfolio is to seek to reduce overall risk by diversifying its assets in an appropriate manner. This diversification will span economic sectors, industry groups, and companies, while emphasizing high quality investments.

The Portfolio may invest in any of the securities in which the Growth and Income Stock Portfolio or the Aggressive Growth Stock Portfolio may invest, including, but not limited to, preferred stock, convertible bonds, short-term commercial paper, and covered call options. When adverse conditions exist the Growth Stock Portfolio may be hindered in its pursuit of its investment objective because it may not invest, or may invest less, in the common stocks in which it ordinarily invests.

Portfolios emphasizing growth-oriented investments may experience above average price volatility. An investment in the Growth Stock Portfolio can present more risk than an investment in the Index 500 Stock Portfolio. The Growth Stock Portfolio is designed for long-term investors seeking capital appreciation.

GROWTH AND INCOME STOCK PORTFOLIO

The investment objectives of the Growth and Income Stock Portfolio are long-term growth of capital and income. The Portfolio seeks to achieve these objectives consistent with reasonable investment risk. Ordinarily, the Portfolio pursues its investment objectives by investing primarily in dividend-paying common stock. The Portfolio may also invest in other equity securities, consisting of, among other things, nondividend-paying common stock, preferred stock, and securities convertible into common stock, such as convertible preferred stock and convertible bonds, and warrants. The Portfolio may also invest in American Depository Receipts (ADRs).

The Portfolio is not subject to any limit on the size of companies in which it may invest, but intends, under normal circumstances, to be fully invested to the extent practicable primarily in the large- and medium-sized companies included in the S&P 500 Index. The Portfolio is designed for investors who want an actively managed equity portfolio that seeks to outperform the total return of the S&P 500 Index. In managing the Portfolio, the potential for appreciation and dividend growth is given more weight than current dividends. Nonetheless, the manager of the Portfolio will normally strive for gross income for the Portfolio at a level not less than 75% of the dividend income generated on the stocks included in the S&P 500 Index, although this income level is merely a guideline and there can be no certainty that this income level will be achieved.

The Portfolio does not seek to achieve its objective with any individual investment security, but rather it aims to manage all of its assets in such a way as to achieve its objective. The Portfolio attempts to reduce risk by investing in many different economic sectors, industries and companies. The manager of the Portfolio may moderately under- or over-weight selected economic sectors against the sector weightings of the S&P 500 Index to seek to enhance the Portfolio's total return or

                                       --
reduce fluctuations in market value relative to the S&P 500 Index. In selecting securities, the manager may emphasize securities that it believes to be undervalued. Securities of a company may be undervalued for a variety of reasons such as an overreaction by investors to unfavorable news about a company, an industry or the stock markets in general; or as a result of a market decline, poor economic conditions, tax-loss selling, or actual or anticipated unfavorable developments affecting a company.

During ordinary market conditions, the Portfolio will be as fully invested as practicable in the equity securities described above. The Portfolio may enter into firm commitment agreements, purchase securities on a "when-issued" basis, and invest in various foreign securities if U.S. exchange-listed. The Portfolio may also invest in money market instruments, including U.S. Government securities, short term bank obligations that are rated in the highest two rating categories by Moody's Investors Service, Inc. or Standard & Poor's, or, if unrated, are determined to be of equal quality by the manager of the Portfolio, certificates of deposit, time deposits and banker's acceptances issued by U.S. and foreign banks and savings and loan institutions with assets of at least $500 million as of the end of their most recent fiscal year; and commercial paper and corporate obligations, including variable rate demand notes, that are issued by U.S. and foreign issuers and that are rated in the highest two rating categories by Moody's Investors Service, Inc. or Standard & Poor's, or if unrated, are determined to be of equal quality by the manager of the Portfolio. A description of these ratings is included in the Statement of Additional Information. Under normal circumstances, the Portfolio will invest in such money market instruments to invest temporary cash balances or to maintain liquidity to meet redemptions or expenses. The Portfolio may also, however, invest in these instruments, without limitation, as a temporary defensive measure taken during, or in anticipation of, adverse market conditions. When adverse conditions exist the Growth and Income Stock Portfolio may be hindered in its pursuit of its investment objective because it may not invest, or may invest less, in the common stocks in which it ordinarily invests.

Convertible bonds and other fixed income securities (other than money market instruments) in which the Portfolio may invest will, at the time of investment, be rated Baa or better by Moody's Investors Service, Inc. or BBB or better by Standard & Poor's or, if not so rated, will be of comparable quality as determined by the manager of the Portfolio. A description of these ratings is included in the Statement of Additional Information. In the event that an existing holding is downgraded below these ratings, the Portfolio may nonetheless retain the security.

In pursuing its investment objective, the Portfolio may engage in the purchase and writing of put and call options on securities and stock indexes and may purchase or sell stock index futures contracts and options thereon. These investment techniques may involve a greater degree of risk than those inherent in more conservative investment approaches. See the Statement of Additional Information for a description of these techniques and their attendant risks.

INDEX 500 STOCK PORTFOLIO

The investment objective of the Index 500 Stock Portfolio is to achieve investment results that approximate the performance of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"). The Portfolio will attempt to meet this objective by investing in stocks included in the S&P 500 Index in proportion to their weighting in the index.

The S&P 500 Index is composed of 500 common stocks representing more than 70% of the total market value of all publicly-traded common stocks. "Standard & Poor's-Registered Trademark-", "S&P-Registered Trademark-", "S&P
500-Registered Trademark-", "Standard & Poor's 500", and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Northwestern Mutual Life. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

The Index 500 Stock Portfolio will not be managed in the traditional sense using economic, financial and market analysis. A computer program will be used to determine which stocks are to be purchased or sold to achieve the Portfolio's objective. The Portfolio will, to the extent feasible, remain fully invested and will normally hold at least 450 of the 500 issues that comprise the S&P 500 Index.

The Index 500 Stock Portfolio's ability to match the performance of the S&P 500 Index will be affected to some extent by the size and timing of cash flows into and out of the Index 500 Stock Portfolio. The Portfolio will be managed with a view to reducing such effects. A portion of the assets may at times be invested in

                                       --
investment grade debt securities, short term commercial paper and United States Treasury obligations, as well as option contracts, stock index futures contracts, and repurchase agreements.

BALANCED PORTFOLIO

The investment objective of the Balanced Portfolio is to realize as high a level of long-term total rate of return as is consistent with prudent investment risk. Total rate of return consists of current income, including dividends, interest and discount accruals, and capital appreciation.

The assets of the Balanced Portfolio will be invested in the following three market sectors:

1. Common stock and other equity securities including the securities in which the Index 500 Stock Portfolio invests.

2. Bonds and other debt securities with maturities generally exceeding one year including the securities in which the Select Bond Portfolio invests.

3. Money market instruments and other debt securities with maturities generally not exceeding one year including the securities in which the Money Market Portfolio invests.

The Balanced Portfolio seeks to achieve its investment objectives by continuously adjusting the mix of investments among the three market sectors. The manager attempts to capitalize on variation in return potential produced by the interaction of changing financial markets and economic conditions. Asset allocation decisions are based on fundamental analysis rather than short-term market timing considerations. Shifts in asset allocation are expected to be gradual.

The Portfolio will normally have some portion of its assets invested in each of the three asset categories. However, up to 100% of the Balanced Portfolio's net assets may be invested in money market instruments. Not more than 75% of the Balanced Portfolio's net assets may be invested in either the stock sector or the bond sector. No minimum percentage has been established for any of the sectors. The Balanced Portfolio's investment objective is supplemented by investment objectives and policies for the stock, bond and money market sectors. These are presently substantially identical to those which have been established for the Index 500 Stock, Select Bond and Money Market Portfolios.

HIGH YIELD BOND PORTFOLIO

The investment objective of the High Yield Bond Portfolio is to achieve high current income and capital appreciation.

The High Yield Bond Portfolio seeks to achieve its objective by investing primarily in a diversified selection of fixed income securities rated Ba1 or lower by Moody's Investors Service, Inc. or BB+ or lower by Standard & Poor's. A description of the ratings provided by the major rating agencies is included in the Statement of Additional Information. The Portfolio may also invest in nonrated securities.

The securities in which the High Yield Bond Portfolio will invest are considered speculative and are sometimes known as "junk bonds". These securities tend to offer higher yields than higher rated securities of comparable maturities because the historical financial condition of the issuers of these securities is usually not so strong as that of other issuers. High yield fixed income securities usually present greater risk of loss of income and principal than higher rated securities. Investors in these securities should carefully consider these risks and should understand that high yield fixed income securities are not appropriate for short-term investment purposes.

The primary investment strategy of the High Yield Bond Portfolio is to invest in industries or individual companies which have stable or improving fundamental financial characteristics. The success of this strategy depends on the manager's analytical and portfolio management skills. These skills are more important in the selection of high yield/high risk securities than would be the case with a portfolio of high quality bonds. In selecting securities for the High Yield Bond Portfolio the manager will consider the ratings assigned by the major rating agencies, but primary reliance will be placed on the manager's evaluation of credit and market risk in relationship to the expected rate of return.

The risk that the issuer of a fixed income security may fail to pay principal and interest when due is referred to as "credit risk". Price volatility caused by such factors as interest rate fluctuation, market perceptions of an issuer's creditworthiness and general liquidity in the financial market is "market risk". The value of the

                                       --
securities held by the High Yield Bond Portfolio will be directly affected by the market perception of the creditworthiness of the securities' issuers and will fluctuate inversely with changes in interest rates. Lower rated securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates. For example, because investors generally perceive that there are greater risks associated with investing in medium or lower rated securities, the yields and prices of such securities may tend to fluctuate more than those of higher rated securities. Moreover, in the lower quality segments of the fixed income securities market, changes in perception of the creditworthiness of individual issuers tend to occur more frequently and in a more pronounced manner than do changes in higher quality segments of the fixed income securities market. The yield and price of medium to lower rated securities therefore may experience greater volatility than is the case with higher rated securities. The manager of the Portfolio seeks to reduce volatility through careful evaluation of credit risk and market risk and diversification of the Portfolio's investments.

The secondary market for high yield/high risk securities, which is concentrated in relatively few market makers, may not be as liquid as the secondary market for more highly rated securities. Under adverse market or economic conditions, the secondary market for high yield/high risk securities could contract further, independent of any specific adverse changes in the condition of a particular issuer. As a result, the High Yield Bond Portfolio could find it more difficult to sell such securities or may be able to sell the securities only at prices lower than if such securities were widely traded. Prices realized upon the sale of such lower rated securities therefore may be less than the prices used in calculating the Portfolio's net asset value. In the absence of readily available market quotations, high yield/high risk securities will be valued by the Fund's Directors using a method that, in the good faith belief of the Directors, accurately reflects fair value. Valuing such securities in an illiquid market is a difficult task. The Directors' judgment plays a more significant role in valuing such securities than those securities for which more objective market data are available.

In addition to notes and bonds, the High Yield Bond Portfolio may invest in preferred stocks and convertible securities, including warrants or other equity securities issued as part of a fixed income offering. The Portfolio may also invest up to 5% of its assets in other equity securities, rights, warrants, options and other derivatives. The Portfolio may purchase put and call options, on individual securities as well as indexes, and may write covered call and secured put options. A description of put and call options is included in the Statement of Additional Information. The Portfolio may invest available temporary cash in short-term obligations, including those in which the Money Market Portfolio may invest. The Portfolio may invest more substantially in such short-term obligations or in investment grade securities (rated Baa3 or higher by Moody's Investors Service, Inc. or BBB- or higher by Standard & Poor's) when market conditions warrant a more defensive investment posture. When adverse conditions exist the High Yield Bond Portfolio may be hindered in its pursuit of its investment objective because it may not invest, or may invest less, in the high yield/high risk securities in which it ordinarily invests.

The High Yield Bond Portfolio may invest in foreign securities consistent with its investment objective. Some of the risks associated with investments in foreign securities are briefly set forth in the description of the International Equity Portfolio above. Such investments may be in United States currency denominated debt issues or in debt securities in the currency of other nations. The Portfolio may, but will not necessarily, attempt to hedge its exposures by engaging in transactions in foreign currency futures contracts. For a discussion of the risks involved in these contracts see the Statement of Additional Information.

SELECT BOND PORTFOLIO

The primary investment objective of the Select Bond Portfolio is to provide as high a level of long-term total rate of return as is consistent with prudent investment risk. Total rate of return consists of current income, including interest and discount accruals, and capital appreciation. A secondary objective is to seek preservation of shareholders' capital.

The Select Bond Portfolio's assets will be invested in the following types of securities:

1. publicly offered straight debt securities having a rating within the four highest grades as determined by Moody's Investors Service, Inc. (Aaa, Aa, A or Baa) or Standard & Poor's (AAA, AA, A or BBB);

                                       --

2. obligations of or guaranteed by the United States Government or its agencies;

3. obligations (payable in U.S. dollars) of or guaranteed by the Government of Canada or of a Province of Canada or any instrumentality or political subdivision thereof, provided such obligations have a rating within the three highest grades as determined by Moody's Investors Service, Inc. or Standard & Poor's and do not exceed 10% of the Portfolio's total assets;

4. publicly offered straight debt securities issued or guaranteed by a national or state bank or bank holding company (as defined in the Federal Bank Holding Company Act, as amended) having a rating within the two highest grades as determined by Fitch's Investor's Service, Inc. (AAA or AA), and certificates of deposit of such banks or bank holding companies;

5. commercial paper having a rating within the two highest investment grades, as determined by Moody's Investors Service, Inc. (P-1 or P-2) or Standard & Poor's (A-1 or A-2);

6. straight debt securities acquired directly from the issuers in private placement transactions, which securities, in the judgment of the Fund's Board of Directors, are of investment quality comparable to publicly offered straight debt securities rated Baa by Moody's Investors Service, Inc. or BBB by Standard & Poor's, or better;

7.  cash or cash equivalents; and

8. preferred stocks and obligations not described above, including convertible securities, securities carrying warrants to purchase equity securities and securities acquired directly from the issuers in private placement transactions other than those securities described above.

A description of the ratings provided by Moody's Investors Service, Inc., Standard & Poor's and Fitch's Investor's Service, Inc. is included in the Statement of Additional Information.

The Select Bond Portfolio will not invest in common stocks directly, but may retain up to 10% of its total assets in common stocks acquired upon conversion of debt securities or upon exercise of warrants acquired with debt securities.

At least 70% of the Select Bond Portfolio's total assets will normally be invested in bonds and debentures which have maturities of at least one year. However, during periods of particular volatility or when an unusual decline in the value of long-term obligations is anticipated, for temporary defensive purposes the Select Bond Portfolio may place a larger portion of its assets in cash and short-term obligations. During such periods the Select Bond Portfolio's holdings of short-term obligations and equity securities may temporarily exceed an aggregate total of 30% of the Select Bond Portfolio's total assets. When adverse conditions exist the Select Bond Portfolio may be hindered in its pursuit of its investment objective because it may not invest, or may invest less, in the longer-term bonds and debentures in which it ordinarily invests.

The Select Bond Portfolio invests in obligations of a number of U.S. Government agencies. Obligations of some agencies are supported by the full faith and credit of the U.S. Treasury, others are supported only by the credit of the agency. No assurance can be given that the U.S. Government would provide financial support to any agency if it is not obligated to do so by law. The Select Bond Portfolio will invest in the securities of a particular agency only when the investment adviser is satisfied that the credit risk with respect to such agency is minimal.

The Select Bond Portfolio may invest up to 10% of its total assets in high yield/high risk securities and up to 10% of its total assets in foreign securities, consistent with its investment objectives. See the description of the High Yield Bond Portfolio, p. 13 for a discussion of high yield/high risk securities. Some of the risks associated with investments in foreign securities are briefly set forth in the description of the International Equity Portfolio,
p. 9.

The Select Bond Portfolio may also invest in interest rate futures contracts and repurchase agreements. The Statement of Additional Information includes a description of these instruments.

MONEY MARKET PORTFOLIO

The investment objective of the Money Market Portfolio is to realize maximum current income to the extent consistent with liquidity and stability of capital.

                                       --

The assets of the Money Market Portfolio will be invested in money market instruments and other debt securities with maturities generally not exceeding one year. Such instruments may include the following:

1. U.S. Treasury Bills and other obligations of or guaranteed by the U.S. Government or its agencies;

2. obligations of or guaranteed by the Government of Canada or of a Province of Canada or any instrumentality or political subdivision thereof, provided such obligations do not exceed 10% of the Money Market Portfolio's total assets;

3. obligations (including certificates of deposit, time deposits, or bankers' acceptances) of U.S. or Canadian chartered banks having total assets in excess of $1,000,000,000, U.S. branches of foreign banks where said foreign banks have total assets in excess of $10,000,000,000, and U.S. savings and loan associations having total assets in excess of $1,000,000,000, and Eurodollar certificates of deposit issued by foreign branches of U.S. banks where said banks have total assets in excess of $1,000,000,000 (see "Eurodollar Certificates of Deposit");

4. commercial paper, including variable amount master notes, having a rating at the time of purchase within the two highest grades as determined by Moody's Investors Service, Inc. (P-1 or P-2) or Standard & Poor's (A-1 or A-2), or commercial paper or notes issued by companies with an unsecured debt issue outstanding having a rating at the time of purchase within the three highest grades as determined by Moody's Investors Service, Inc. (Aaa, Aa, or A) or Standard & Poor's (AAA, AA or A); and

5. publicly traded bonds, debentures and notes having a rating within the four highest grades as determined by Moody's Investors Service, Inc. (Aaa, Aa, A or Baa) or Standard & Poor's (AAA, AA, A or BBB).

A glossary of the following terms is included in the Statement of Additional
Information: certificates of deposit, Eurodollar certificates of deposit, time deposits, bankers' acceptances, variable amount master notes and commercial paper. A description of the ratings provided by Moody's Investors Service, Inc. and Standard & Poor's is also included in the Statement of Additional Information.

The Money Market Portfolio will attempt to maximize its return by trading to take advantage of changing money market conditions and trends. The Money Market Portfolio will also trade to take advantage of what are believed to be disparities in yield relationships between different money market instruments. This procedure may increase or decrease the Portfolio's yield depending upon management's ability to correctly time and execute such transactions. The Money Market Portfolio intends to purchase only securities that mature within a year except for securities which are subject to repurchase agreements. Accordingly, the level of purchases will be relatively high. However, as transaction costs on Money Market Portfolio investments are generally not substantial, the high level of purchases will not adversely affect the Portfolio's net asset value or net income.

U.S. Government and agency obligations held by the Money Market Portfolio consist primarily of discounted or interest-bearing notes with average maturities of ninety days or less. The Money Market Portfolio invests most frequently in obligations of the following agencies of the U.S. Government: Farm Credit System, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation and Federal National Mortgage Association. Obligations of some agencies are supported by the full faith and credit of the U.S. Treasury, others are supported by the right of the issuer to borrow from the Treasury, others, such as those of the Federal National Mortgage Association, a private corporation, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations and others are supported only by the credit of the agency. No assurance can be given that the U.S. Government would provide financial support to any agency if it is not obligated to do so by law. The Money Market Portfolio will invest in the securities of a particular agency only when the investment adviser is satisfied that the credit risk with respect to such agency is minimal.

The Money Market Portfolio may also invest in repurchase agreements. These are described in the Statement of Additional Information.

                                       --

YEAR 2000 RISKS

In providing services to the Fund, Northwestern Mutual Investment Services, LLC, the Fund's investment adviser (NMIS), and its corporate affiliates rely on both internal software systems and external software systems purchased from vendors. Many computer programs employed throughout the world use two digits rather than four to identify the year. These programs must be adapted in preparation for the year 2000.

Failure of computer software systems could affect securities trades of the Fund, payments of interest and dividends and portfolio pricing. If trading systems fail to function properly there may be settlement problems and liquidity issues. Corporate and government data processing errors may result in various problems for the companies in which the Portfolios invest and overall economic uncertainties. In addition, it has been reported that foreign institutions have made less progress than major U.S. entities in addressing the year 2000 computer systems issues. This could adversely affect the investments of the Portfolios in foreign securities.

NMIS and its affiliates are taking appropriate steps to prepare for the year 2000. However, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Fund and the Portfolios.

Nor can there be assurance that the computer issues associated with the turn of the century will not have adverse effects on the investments of the Portfolios.

--------------------------------------------------------------------------------

MANAGEMENT OF THE FUND

The Board of Directors of the Fund is responsible for the administration of the affairs of the Fund. The Fund's investment adviser is NMIS, a wholly-owned subsidiary of Northwestern Mutual Life. NMIS' address is 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202. NMIS has served as investment adviser to each of the mutual funds sponsored by Northwestern Mutual Life, subject to the supervision and control of the boards of directors of the funds, since their incorporation. NMIS provides investment advice and recommendations regarding the purchase and sale of securities for the Fund's Portfolios.

Northwestern Mutual Life and its wholly-owned subsidiary, Northwestern Investment Management Company, employ a full staff of investment personnel. Northwestern Investment Management Company was formed in 1997. The personnel and related facilities of Northwestern Mutual Life and its subsidiary are utilized by NMIS in performing its investment advisory functions.

J. P. Morgan Investment Management Inc. ("J. P. Morgan Investment"), 522 Fifth Avenue, New York, New York 10036, a wholly-owned subsidiary of J. P. Morgan & Co., is the sub-adviser for the Growth and Income Stock Portfolio. Templeton Investment Counsel, Inc., 500 East Broward Boulevard, Ft. Lauderdale, Florida 33394, a wholly-owned indirect subsidiary of Franklin Resources, Inc., is the sub-adviser for the International Equity Portfolio. Each of the sub-advisers has been retained by Northwestern Mutual Life and the Fund pursuant to an investment sub-advisory agreement to provide investment advice and, in general, to conduct the management investment program of the Portfolio, subject to the general control of the Board of Directors of the Fund.

PORTFOLIO MANAGERS

Mark G. Doll, Vice President and Assistant Treasurer -- Public Markets of Northwestern Investment Management Company, and Senior Vice President of Northwestern Mutual Life, joined Northwestern Mutual Life in 1972 and holds B.A. and M.B.A. degrees from the University of Wisconsin-Milwaukee. He is a Chartered Financial Analyst. Mr. Doll is responsible for the publicly traded investments of Northwestern Mutual Life and for investment management of the Balanced Portfolio.

Patricia L. Van Kampen, Managing Director of Northwestern Investment Management Company, joined Northwestern Mutual Life in 1974. She holds a B.A. degree from St. Norbert College and an M.B.A. from Marquette University, and is a Chartered Financial Analyst. Ms. Van Kampen is responsible for all common stock investments of Northwestern Mutual Life, and for investment management of the Balanced Portfolio.

William R. Walker, Managing Director of Northwestern Investment Management Company, joined Northwestern Mutual Life in 1984. Prior to this, he worked

                                       --
for the Chicago Board Options Exchange, the Milwaukee Company, and Armco Insurance. Mr. Walker is a Chartered Financial Analyst, and holds a B.S. degree from Marquette University and an M.B.A. from Miami of Ohio. He has primary responsibility for the management of the Small Cap Growth Stock Portfolio and the Aggressive Growth Stock Portfolio, as well as the small company portfolio of Northwestern Mutual Life.

Julie M. Van Cleave, Managing Director of Northwestern Investment Management Company, joined Northwestern Mutual Life in 1984 and holds B.A. and M.B.A. degrees from the University of Wisconsin-Madison. Ms. Van Cleave is a Chartered Financial Analyst and has primary responsibility for the Growth Stock Portfolio and the large company portfolio of Northwestern Mutual Life.

Timothy S. Collins, Director of Northwestern Investment Management Company, joined Northwestern Mutual Life in 1986. He received a B.A. degree from St. Norbert College and an M.B.A. from the University of Wisconsin-Madison. Mr. Collins manages the High Yield Bond Portfolio and also manages high yield fixed income securities of Northwestern Mutual Life. Mr. Collins is a Chartered Financial Analyst.

Varun Mehta, Director of Northwestern Investment Management Company, joined Northwestern Mutual Life in March, 1997. From 1993 through March 1997, Mr. Mehta was with the Ameritech Investment Management Department serving as Portfolio Research Manager -- Fixed Income and Portfolio Manager --Fixed Income. Mr. Mehta has his undergraduate degree from the University of Bombay. He received a Masters degree in Business Management from the Indian Institute of Management and an M.B.A. from the University of Chicago Graduate School of Business. Mr. Mehta is a Chartered Financial Analyst. He has primary responsibility for the Select Bond Portfolio and the fixed income securities of the Balanced Portfolio.

Henry D. Cavanna, Managing Director of J.P. Morgan Investment, joined J.P. Morgan in 1971. Mr. Cavanna is a senior U.S. equity portfolio manager in the U.S. Equity and Balanced Accounts Group. He received his B.A. degree from Boston College and L.L.B. degree from the University of Pennsylvania. Mr. Cavanna is responsible for the Growth and Income Stock Portfolio.

Michael J. Kelly, Vice President of J.P. Morgan Investment, joined J.P. Morgan in 1985. Mr. Kelly has an undergraduate degree from Gettysburg College and an M.B.A. from The Wharton School. Mr. Kelly is a Chartered Financial Analyst. Mr. Kelly shares responsibility for the Growth and Income Stock Portfolio with Mr. Cavanna.

Gary R. Clemons, Senior Vice President, Portfolio Management/Research of Templeton Investment Counsel, Inc., manages the International Equity Portfolio. Prior to joining Templeton Investment Counsel in 1993, Mr. Clemons worked as a portfolio manager/ research analyst for Templeton Quantitative Advisers in New York, a subsidiary of Templeton International. Mr. Clemons holds an M.B.A. with emphasis in finance from the University of Wisconsin-Madison and a B.S. degree from the University of Nevada-Reno.

INVESTMENT ADVISORY FEES AND OTHER EXPENSES

Each Portfolio pays a monthly fee for investment advisory services at an annual rate based on the aggregate average daily net asset values of the Portfolio. For the Index 500 Stock Portfolio the rate is .20%. For the Index 400 Stock Portfolio the rate is .25%. For the Select Bond, Money Market and Balanced Portfolios the rate is .30%. For the other Portfolios the rate for the investment advisory fee is graded by the asset size of the Portfolio according to the following schedule:

                                FIRST $50      NEXT $50
PORTFOLIO                        MILLION       MILLION       EXCESS
-----------------------------  ------------  ------------  -----------
Growth and Income Stock......        .70%          .60%          .55%
Growth Stock.................        .60%          .50%          .40%
Small Cap Growth Stock
 Portfolio...................        .80%          .65%          .50%
Aggressive Growth Stock......        .80%          .65%          .50%
High Yield Bond..............        .60%          .50%          .40%
International Equity.........        .85%          .65%          .65%

Of the amounts received by NMIS from the Fund, the sub-adviser for the Growth and Income Stock Portfolio will be paid by NMIS at the annual rate of .45% on the first $100 million of the Portfolio's assets, .40% on the next $100 million,
 .35% on the next $200 million and .30% on assets in excess of $400 million. For the International Equity Portfolio the sub-adviser will be paid by NMIS at the annual rate of .50% of the Portfolio's assets, reduced to .40% on assets in excess of $100 million.

                                       --

The following table shows the annual expenses for each of the Portfolios which were in operation during 1998, as a percentage of the average net assets of the Portfolio, based on 1998 operations:

                          INVESTMENT        OTHER          TOTAL
PORTFOLIO                ADVISORY FEE     EXPENSES       EXPENSES
-----------------------  -------------  -------------  -------------
Aggressive Growth
 Stock.................        .52%           .00%           .52%
International Equity...        .67%           .09%           .76%
Growth Stock...........        .45%           .01%           .46%
Growth and Income
 Stock.................        .57%           .01%           .58%
Index 500 Stock........        .20%           .01%           .21%
Balanced...............        .30%           .00%           .30%
High Yield Bond........        .49%           .01%           .50%
Select Bond............        .30%           .00%           .30%
Money Market...........        .30%           .00%           .30%

--------------------------------------------------------------------------------

TAXES AND DIVIDENDS

Each Portfolio is qualified or intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. It is the Fund's policy to comply with the provisions of the Code regarding distribution of investment income and capital gains so as to relieve each Portfolio from all, or substantially all, Federal taxes. Each Portfolio expects to distribute all or substantially all net investment income and net capital gains, if any, from the sale of investments.

Shareholders of each Portfolio are entitled to receive such dividends from net investment income and distributions of net capital gains as the Directors of the Fund may declare. Dividends from net investment income and net capital gains will be declared for the Aggressive Growth Stock, International Equity, Growth Stock, Growth and Income Stock, Index 500 Stock, Balanced, High Yield Bond and Select Bond Portfolios annually, and for the Money Market Portfolio on each business day.

Net investment income of each Portfolio will be determined at the close of trading on the New York Stock Exchange on each day during which the Exchange is open for trading. Net investment income of each Portfolio consists of:

1. all dividends, interest income and discount earned by the Portfolio (including original issue and market discount) and

2.  net short-term capital gain less

3.  all expenses of the Portfolio.

Shares of the Portfolios are offered only for funding variable annuity contracts and variable life insurance policies offered by The Northwestern Mutual Life Insurance Company. For a discussion of the tax considerations that affect the insurance company and its separate accounts for these products, and the tax considerations for purchasers of variable annuities and variable life insurance, see the prospectus to which this prospectus for the Fund is attached.

--------------------------------------------------------------------------------

OFFERING AND REDEMPTION OF SHARES

Shares of capital stock of each Portfolio of the Fund are offered and redeemed at their net asset value as next determined following receipt of a purchase order or tender for redemption without the addition of any selling commission or "sales load" or any redemption charge. The redemption price may be more or less than the shareholder's cost.

Equity securities listed on a stock exchange are valued at the closing sale price or, if no sale took place, the

                                       --
closing bid price. Stock index futures contracts and interest rate futures contracts are valued at the closing settlement price on the commodities exchange. Debt securities with maturities generally exceeding one year are valued on the basis of valuations furnished by Interactive Data Corporation. Money market instruments with maturities exceeding 60 days but generally not exceeding one year are valued by marking to market, except for the Money Market Portfolio. Debt securities with remaining maturities of 60 days or less, and all debt securities of the Money Market Portfolio, are valued on an amortized cost basis or, if the current market value differs substantially from the amortized cost, by marking to market. All other assets are valued at their fair value as determined in good faith by the Directors. Net asset value is determined as of the close of trading on the New York Stock Exchange on each day during which the Exchange is open for trading. In accordance with the requirements of the Investment Company Act of 1940 the Portfolios will also determine the net asset value of their shares on any other day on which there is sufficient trading to materially affect the value of their securities.

A more detailed discussion of asset valuation methods is included in the Statement of Additional Information.

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned [or lost] on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are included in the Fund's Statement of Additional Information (SAI), which is available upon request.

                                       --

FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR)

                                                               Net Realized
                                                                   and                                  Distributions
                                      Net Asset                 Unrealized                 Dividends      from Net
                                       Value,        Net       Gain (Loss)    Total from    from Net    Realized Gain
                                      Beginning   Investment        on        Investment   Investment        on
                                       of Year      Income     Investments    Operations     Income      Investments
---------------------------------------------------------------------------------------------------------------------
Aggressive Growth Stock Portfolio
*1994...............................    $1.91        $ --         $ .09         $ .09        $  --          $  --
 1995...............................     2.00          --           .78           .78           --           (.01)
 1996...............................     2.77          --           .49           .49           --           (.11)
 1997...............................     3.15          --           .39           .39           --           (.20)
 1998...............................     3.34          --           .24           .24           --           (.12)
---------------------------------------------------------------------------------------------------------------------
International Equity Portfolio
*1994...............................    $1.22        $.02         $(.02)        $  --        $(.02)         $(.01)
 1995...............................     1.19         .04           .13           .17           --           (.01)
 1996...............................     1.35         .04           .24           .28         (.03)          (.04)
 1997...............................     1.56         .04           .15           .19         (.04)          (.02)
 1998...............................     1.69         .05           .04           .09         (.04)          (.06)
---------------------------------------------------------------------------------------------------------------------
Growth Stock Portfolio
*1994...............................    $1.00        $.01         $  --         $ .01        $(.01)         $  --
 1995...............................     1.00         .02           .28           .30         (.02)          (.02)
 1996...............................     1.26         .02           .25           .27         (.02)          (.05)
 1997...............................     1.46         .02           .42           .44         (.02)          (.07)
 1998...............................     1.81         .02           .46           .48         (.02)          (.02)
---------------------------------------------------------------------------------------------------------------------
Growth and Income Stock Portfolio
*1994...............................    $1.00        $.01         $(.01)        $  --        $(.01)         $(.01)
 1995...............................     0.98         .02           .29           .31         (.02)          (.06)
 1996...............................     1.21         .02           .23           .25         (.02)          (.12)
 1997...............................     1.32         .01           .37           .38         (.01)          (.36)
 1998...............................     1.33         .01           .29           .30         (.01)            --
---------------------------------------------------------------------------------------------------------------------
Index 500 Stock Portfolio
 1994...............................    $1.29        $.03         $(.01)        $ .02        $(.03)         $(.01)
 1995...............................     1.27         .04           .42           .46         (.01)            --
 1996...............................     1.72         .04           .35           .39         (.02)          (.03)
 1997...............................     2.06         .04           .62           .66         (.04)          (.04)
 1998...............................     2.64         .04           .71           .75         (.04)          (.06)
---------------------------------------------------------------------------------------------------------------------
Balanced Portfolio
 1994...............................    $1.33        $.04         $(.05)        $(.01)       $  --          $(.01)
 1995...............................     1.31         .07           .27           .34         (.04)          (.01)
 1996...............................     1.60         .06           .15           .21         (.06)          (.03)
 1997...............................     1.72         .07           .28           .35         (.06)          (.02)
 1998...............................     1.99         .07           .29           .36         (.07)          (.06)
---------------------------------------------------------------------------------------------------------------------
High Yield Bond Portfolio
*1994...............................    $1.00        $.06         $(.03)        $ .03        $(.06)         $  --
 1995...............................     0.97         .10           .07           .17         (.10)          (.01)
 1996...............................     1.03         .09           .10           .19         (.09)          (.03)
 1997...............................     1.10         .11           .06           .17         (.14)          (.07)
 1998...............................     1.06         .10          (.12)         (.02)        (.10)            --
---------------------------------------------------------------------------------------------------------------------
Select Bond Portfolio
 1994...............................    $1.15        $.06         $(.09)        $(.03)       $(.06)         $  --
 1995...............................     1.06         .07           .13           .20         (.03)            --
 1996...............................     1.23         .07          (.04)          .03         (.04)            --
 1997...............................     1.22         .08           .04           .12         (.08)            --
 1998...............................     1.26         .08            --           .08         (.08)          (.01)
---------------------------------------------------------------------------------------------------------------------
Money Market Portfolio
 1994...............................    $1.00        $.05         $  --         $ .05        $(.05)         $  --
 1995...............................     1.00         .06            --           .06         (.06)            --
 1996...............................     1.00         .05            --           .05         (.05)            --
 1997...............................     1.00         .05            --           .05         (.05)            --
 1998...............................     1.00         .05            --           .05         (.05)            --
---------------------------------------------------------------------------------------------------------------------

                                                                                                     Ratio of
                                                      Net                                           Investment
                                                     Asset                              Ratio of      Income
                                                    Value,               Net Assets,    Expenses    (Loss) to    Portfolio
                                         Total        End      Total     End of Year   to Average    Average     Turnover
                                      Distributions of Year   Return+    (thousands)   Net Assets   Net Assets     Rate
------------------------------------
Aggressive Growth Stock Portfolio
*1994...............................    $  --        $2.00     4.47%++   $   327,096      0.58%^       0.29%^     21.54%
 1995...............................     (.01)        2.77    39.29          577,014      0.56         0.13       37.84
 1996...............................     (.11)        3.15    17.70          871,926      0.54        (0.03)      47.25
 1997...............................     (.20)        3.34    13.86        1,067,068      0.53         0.06       57.27
 1998...............................     (.12)        3.46     7.56        1,137,466      0.52         0.04       50.43
------------------------------------
International Equity Portfolio
*1994...............................    $(.03)       $1.19     0.11%++   $   292,533      0.87%^       2.28%^     10.97%
 1995...............................     (.01)        1.35    14.57          342,127      0.85         2.68       26.71
 1996...............................     (.07)        1.56    21.01          505,189      0.81         3.02       17.07
 1997...............................     (.06)        1.69    12.28          659,850      0.77         2.75       16.74
 1998...............................     (.10)        1.68     4.82          671,106      0.76         3.38       30.41
------------------------------------
Growth Stock Portfolio
*1994...............................    $(.01)       $1.00     1.55%+    $    41,868      0.71%^       2.30%^     16.51%
 1995...............................     (.04)        1.26    30.82           85,557      0.61         1.77       46.83
 1996...............................     (.07)        1.46    20.91          170,482      0.57         1.41       37.61
 1997...............................     (.09)        1.81    29.85          243,071      0.49         1.24       33.20
 1998...............................     (.04)        2.25    26.69          421,282      0.46         1.10       21.64
------------------------------------
Growth and Income Stock Portfolio
*1994...............................    $(.02)       $0.98     0.34%+    $    64,700      0.78%^       1.93%^     54.18%
 1995...............................     (.08)        1.21    31.12          136,923      0.69         1.68       80.00
 1996...............................     (.14)        1.32    19.97          234,184      0.62         1.44       93.92
 1997...............................     (.37)        1.33    30.03          371,935      0.60         1.04      144.52
 1998...............................     (.01)        1.62    23.14          570,970      0.58         1.00      160.40
------------------------------------
Index 500 Stock Portfolio
 1994...............................    $(.04)       $1.27     1.21%     $   316,123      0.24%        3.10%       5.59%
 1995...............................     (.01)        1.72    37.25          495,133      0.21         2.51        3.19
 1996...............................     (.05)        2.06    22.75          740,066      0.21         2.27        3.45
 1997...............................     (.08)        2.64    33.20        1,152,857      0.21         1.86        3.15
 1998...............................     (.10)        3.29    28.72        1,690,680      0.21         1.40        3.03
------------------------------------
Balanced Portfolio
 1994...............................    $(.01)       $1.31     0.16%     $ 1,727,127      0.30%        4.78%      42.35%
 1995...............................     (.05)        1.60    26.39        2,083,289      0.30         4.40       37.28
 1996...............................     (.09)        1.72    13.45        2,326,234      0.30         3.95       67.66
 1997...............................     (.08)        1.99    21.52        2,788,494      0.30         3.70       29.94
 1998...............................     (.13)        2.22    18.88        3,282,071      0.30         3.48       44.18
------------------------------------
High Yield Bond Portfolio
*1994...............................    $(.06)       $0.97     3.02%+    $    35,537      0.73%^       9.40%^    119.48%
 1995...............................     (.11)        1.03    16.78           55,974      0.65         9.90      116.57
 1996...............................     (.12)        1.10    19.77           93,878      0.60         9.54      143.91
 1997...............................     (.21)        1.06    15.85          153,038      0.55         9.95      129.49
 1998...............................     (.10)         .94    (1.84)         184,782      0.50        10.85      153.71
------------------------------------
Select Bond Portfolio
 1994...............................    $(.06)       $1.06    (2.28)%    $   158,508      0.30%        7.02%     108.00%
 1995...............................     (.03)        1.23    19.10          198,142      0.30         6.61       69.06
 1996...............................     (.04)        1.22     3.31          214,333      0.30         6.48      195.98
 1997...............................     (.08)        1.26     9.46          244,835      0.30         7.03      184.93
 1998...............................     (.09)        1.25     7.07          298,034      0.30         6.87      161.79
------------------------------------
Money Market Portfolio
 1994...............................    $(.05)       $1.00     4.06%     $   104,217      0.30%        4.64%         --
 1995...............................     (.06)        1.00     5.82          132,572      0.30         5.61          --
 1996...............................     (.05)        1.00     5.29          176,298      0.30         5.13          --
 1997...............................     (.05)        1.00     5.47          194,470      0.30         5.33          --
 1998...............................     (.05)        1.00     5.43          291,464      0.30         5.26          --
------------------------------------

 * For the period of May 3, 1994 (commencement of operations) through December 31, 1994.
 + Total Return includes deductions for management and other fund expenses;
   excludes deductions for sales loads and account fees.
++ Reflects total return for the period; not annualized.
 ^ Computed on an annualized basis.

                                       --

                 (This page has been left blank intentionally.)

--------------------------------------------------------------------------------


                                NORTHWESTERN MUTUAL
                                 SERIES FUND, INC.
                                   Consisting of
                          Small Cap Growth Stock Portfolio
                         Aggressive Growth Stock Portfolio
                           International Equity Portfolio
                             Index 400 Stock Portfolio
                               Growth Stock Portfolio
                         Growth and Income Stock Portfolio
                             Index 500 Stock Portfolio
                                 Balanced Portfolio
                             High Yield Bond Portfolio
                               Select Bond Portfolio
                               Money Market Portfolio


                  This Statement of Additional Information is not a prospectus but supplements and should be read in conjunction with the Prospectus for the Fund. This Statement of Additional Information is incorporated by reference into the Prospectus, but no information is incorporated by reference into this Statement of Additional Information. A copy of the Prospectus may be obtained from The Northwestern Mutual Life Insurance Company, 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202, telephone number (414) 271-1444.



--------------------------------------------------------------------------------



        The date of the Prospectus to which this Statement of Additional Information relates is April 30, 1999.



        The date of this Statement of Additional Information is April 30, 1999.

                                 TABLE OF CONTENTS



                                                              CROSS-REFERENCE TO
                                                       PAGE        PAGE IN
                                                       ----   ------------------
PROSPECTUS
Investment Policies                                    B-3            5

  Investment Restrictions                              B-3            -

  Repurchase Agreements                                B-4            5

  Financial Futures Contracts                          B-5            3

  Covered Call Option Contracts                        B-11           -

  Reverse Repurchase Agreements                        B-12           -

  Warrants                                             B-12           5

  Asset-Backed and Variable Rate Securities            B-12           -

  Short-Term Trading                                   B-13           -

  Firm Commitment Agreements and "When-Issued"         B-13           -
    Securities

  Eurodollar Certificates of Deposit                   B-13

  Private Placement Transactions                       B-14           11
    and Illiquid Assets

  Risk Factors for Foreign Securities,                 B-14           3
    Foreign Currencies and Foreign Interest Rates

  Portfolio Turnover                                   B-17           -

Management of the Fund                                 B-18           13

Ownership of Shares of the Fund                        B-21           -

Investment Advisory and Other Services                 B-23           14

Portfolio Transactions and                             B-26           -
  Brokerage Allocation and Other Practices

Organization and Capital Stock                         B-27           15

Purchase, Redemption and Pricing of                    B-28           15
  Shares

Taxes and Dividends                                    B-31           14

Calculation of Yield Quotations of                     B-31           5
  the Money Market Portfolio

Appendix A                                             B-32           -

Appendix B                                             B-38           -

Statement of Assets and Liabilities                    B-39-a         -
  for the Small Cap Growth Stock Portfolio
  and the Index 400 Stock Portfolio

  Report of Independent Accountants                    B-39           15

  Financial Statements and Schedules                   B-39           15
    of Investments

INVESTMENT POLICIES

INVESTMENT RESTRICTIONS

     The investment restrictions of the Portfolios numbered 1-14 below are "fundamental policies" and may be changed only with the approval of the majority of the Portfolio's shares outstanding. These investment restrictions provide that each Portfolio will not:

     1. Acquire more than 25% of any class of equity securities of any one issuer.

     2. With respect to at least 75% of the value of the total assets of the Portfolio, invest more than 5% of the value of such assets in the securities of any one issuer (except securities issued or guaranteed by the U.S. Government or its agencies), or invest in more than 10% of the outstanding voting securities of any one issuer.

     3. Purchase the securities of any other investment company, except in open-market transactions involving no commission or profit to a dealer (other than the customary broker's commission) or in connection with mergers, consolidations or acquisitions of assets, in amounts not exceeding 10% of the total assets of the Portfolio.

     4. Invest more than 15% of the value of the total assets of the Portfolio in securities which are restricted as to disposition under federal securities laws and in other illiquid assets. For the Money Market Portfolio the limit is 10%.

     5. Invest more than 25% of the value of the total assets of the Portfolio in securities of issuers in any one industry except for investments by the Money Market Portfolio and the Balanced Portfolio in U.S. Treasury Bills, other obligations of or guaranteed by the U.S. Government or its agencies, certificates of deposit or bankers' acceptances.

     6. Make loans aggregating more than 10% of the total assets of the Portfolio at any one time, provided that neither the purchase of a portion of an issue of publicly distributed bonds, debentures, or other debt securities, nor the purchase of short-term debt securities, is to be considered as a loan.

     7. Invest for the purpose of influencing management or exercising control, but freedom of action is reserved with respect to exercise of voting rights in respect of each Portfolio's securities.

     8. Purchase any security on margin, but each Portfolio may obtain such short-term credits as are necessary for the clearance of purchases and sales of securities.

     9.   Make short sales of securities.

     10. Act as a securities underwriter for other issuers, but each Portfolio may purchase securities under circumstances where, if the securities are later publicly offered or sold by the Portfolio, it might be deemed to be an underwriter for purposes of the Securities Act of 1933.

     11. Purchase or sell real estate. However, each Portfolio may invest in securities issued by companies, including real estate investment trusts, which invest in real estate or interests therein.

     12. Invest in commodities or commodity contracts. However, each Portfolio (except the Select Bond, Money Market and High Yield Bond Portfolios) may invest in stock index futures contracts, including indexes on specific industries, and the Select Bond, High Yield Bond, International Equity and Balanced Portfolios may invest in interest rate futures contracts in accordance with their investment objectives and policies. The International Equity and High Yield Bond Portfolios may invest in foreign currency futures contracts.

     13. Issue senior securities or borrow money except for short-term credits as may be necessary for the clearing of transactions and except for temporary purposes to the extent of 5% of the total assets of the Portfolio. Reverse repurchase agreements and financial futures contracts are not considered to be "senior securities" or "borrowing money" for the purpose of this restriction.

     14. Make loans to persons who intend to use the proceeds for non-business purposes or to companies which (including predecessors) have been in business for less than three years. Repurchase agreements are not considered to be "loans" for the purpose of this restriction.

     As a non-fundamental investment policy, which may be changed by the Board of Directors without shareholder approval, the International Equity Portfolio will not invest more than 15% of its total assets in securities of foreign issuers which are not listed on a recognized United States or foreign securities exchange.

REPURCHASE AGREEMENTS

     Each of the Portfolios may invest in repurchase agreements. A repurchase agreement customarily obligates the seller at the time it sells securities to the Portfolio to repurchase the securities at a mutually agreed upon time and price. The total amount received on repurchase would be calculated to exceed the price paid by the Portfolio, reflecting an agreed upon market rate of interest for the period from the time of the repurchase agreement to the settlement date, and would not necessarily be related to the interest rate on the underlying securities. The differences between the total amount to be received upon repurchase of the securities and the price which was paid by the Portfolio upon their acquisition is accrued as interest and is included in the Portfolio's net income declared as dividends. Each Portfolio intends to limit repurchase agreements to transactions with financial institutions having total assets in excess of $1,000,000,000 and with broker-dealers. Securities subject to repurchase agreements shall be limited to obligations of or guaranteed by the U.S. Government or its agencies or by the Government of Canada or of a Province of Canada or any instrumentality or political subdivision thereof, certificates of deposit of banks or commercial paper which meets the criteria for other commercial paper in which the Portfolio may invest. A Portfolio will not invest more than 10% of its total assets in repurchase agreements which have maturities of more than seven days and will not invest in repurchase agreements with maturities of over 30 days. Under no circumstances will a Portfolio enter into a repurchase agreement with The Northwestern Mutual Life Insurance Company ("Northwestern Mutual Life").

     Each Portfolio has the right to sell securities subject to repurchase agreements but would be required to deliver identical securities upon maturity of the repurchase agreement unless the seller fails to pay the repurchase price. It is each Portfolio's intention not to sell securities subject to repurchase agreements prior to the agreement's maturity. To the extent that the proceeds from any sale upon a default in the obligation to repurchase were less than the repurchase price, the Portfolio would suffer a loss. The Portfolio might also incur disposition costs in connection with liquidating its collateral and, if bankruptcy proceedings are commenced with respect to the seller, realization upon the collateral by the Portfolio may be delayed or limited and a loss may be incurred if the collateral securing the repurchase agreement declines in value during the bankruptcy proceedings. To minimize the possibility of losses due to the default or bankruptcy of the seller, the Fund has adopted standards of creditworthiness for all broker-dealers with which the Fund enters into repurchase agreements and will review compliance by such broker-dealers periodically.

FINANCIAL FUTURES CONTRACTS


     Each of the Portfolios (except the Select Bond, High Yield Bond and Money Market Portfolios) may enter into stock index futures contracts, including indexes on specific securities, as a hedge against changes in the market values of common stocks. The Select Bond, High Yield Bond, Balanced and International Equity Portfolios may enter into interest rate futures contracts as a hedge against changes in prevailing levels of interest rates. The Select Bond Portfolio may also enter into forward sale contracts in an amount not to exceed 5% of the assets of the Portfolio. In all cases, the purpose is to establish more definitely the effective return on securities held or intended to be acquired by the Portfolios. The Portfolios' hedging may include sales of futures as an offset against the effect of expected decreases in stock values or increases in interest rates, and purchases of futures as an offset against the effect of expected increases in stock values or decreases in interest rates.


     A Portfolio will not enter into a futures contract if, as a result thereof,
(i) the aggregate market value of all open futures positions would exceed one-third of the Portfolio's total assets or (ii) the sum of the initial margin deposits of all open futures positions (other than an offsetting transaction) would be more than 5% of the Portfolio's total assets. More than 5% of the Portfolio's total assets may be committed to the aggregate of initial and variation margin payments however. Furthermore, in order to be certain that the Portfolio has sufficient assets to satisfy its obligations under a futures contract, the Portfolio deposits cash or cash equivalents equal in value to the market value of the futures contract in a segregated account for the Portfolio with the Fund's custodian.

     The following describes the stock index and interest rate futures markets and the manner in which the Portfolios will implement the policy.

     USE. The Portfolios, as identified above, may enter into stock index futures contracts as a hedge against changes in the market values of common stocks and may enter into interest rate futures contracts as a hedge against changes in prevailing levels of interest rates. In both cases, the purpose is to establish more definitely the effective return on securities held or intended to be acquired by the Portfolios. The Portfolios' hedging may include sales of futures as an offset against the effect of expected decreases in stock values or increases in interest rates, and purchases of futures as an offset against the effect of expected increases in stock values or decreases in interest rates.

     The Portfolios will not enter into financial futures contracts for speculation, and will only enter into futures contracts that are traded on national futures exchanges and are standardized as to maturity date and underlying securities. Currently, stock index futures contracts can be purchased or sold with respect to the Standard and Poor's 500 Stock Index on the Chicago Mercantile Exchange, the New York Stock Exchange Composite Index on the New York Futures Exchange and the Value Line Stock Index on the Kansas City Board of Trade. The principal interest rate futures exchanges in the United States are the Chicago Board of Trade, the Chicago Mercantile Exchange and the New York Futures Exchange. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission.

     A Portfolio will not enter into a futures contract if, as a result thereof,
(i) the aggregate market value of all open futures positions would exceed one-third of the Portfolio's total assets or (ii) the sum of the initial margin deposits of all open futures positions (other than an offsetting transaction) would be more than 5% of the Portfolio's total assets.

More than 5% of the Portfolio's total assets may be committed to the aggregate of initial and variation margin payments however.

     The Portfolios will incur brokerage commissions in connection with transactions in futures contracts.

     DESCRIPTION. A stock index futures contract is an agreement whereby one party agrees to take and another party agrees to make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck. A stock index assigns relative values to the common stocks included in the index, and the index fluctuates with changes in the market values of the common stocks included. No physical delivery of the underlying stocks in the index is made.

     Currently, stock index futures contracts covering the stock market as a whole and covering certain industries are being traded. It is expected that futures contracts covering stock indexes of additional industries will eventually be traded.

     An interest rate futures contract is an agreement whereby one party agrees to sell and another party agrees to purchase a specified amount of a specified financial instrument (debt security) at a specified price at a specified date, time and place. Although interest rate futures contracts typically require actual future delivery of and payment for financial instruments, the contracts are usually closed out before the delivery date.

     A public market exists in interest rate futures contracts covering primarily the following financial instruments: U.S. Treasury bonds; U.S. Treasury notes; Government National Mortgage Association (GNMA) modified pass-through mortgage-backed securities; three-month U.S. Treasury bills; 90-day commercial paper; bank certificates of deposit; and Eurodollar certificates of deposit. It is expected that futures contracts trading in additional financial instruments will be authorized. The standard contract size is $100,000 for futures contracts in U.S. Treasury bonds, U.S. Treasury notes and GNMA pass-through securities and $1,000,000 for the other designated contracts.

     It is each Portfolio's policy to close out open futures contracts before delivery. Closing out an open futures contract sale or purchase is effected by entering into an offsetting futures contract purchase or sale, respectively, for the same aggregate amount of the stock index or the financial instrument and the same delivery date. If the offsetting purchase price is less than the original sale price, the Portfolio realizes a gain, and if it is more, the Portfolio realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Portfolio realizes a gain, and if it is less, the Portfolio realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that the Portfolio will be able to enter into an offsetting transaction with respect to a particular contract at a particular time. If the Portfolio is not able to enter into an offsetting transaction, the Portfolio will continue to be required to maintain the margin deposits on the contract.

     As an example of an offsetting transaction, the contractual obligations arising from the sale of one contract of September Treasury Bills on an exchange may be fulfilled at any time before delivery of the contract is required (i.e., on a specified date in September, the "delivery month") by the purchase of one contract of September Treasury Bills on the same exchange. In such instance the difference between the price at which the futures contract was sold and the price paid for the offsetting purchase, after allowance for transaction costs, represents the profit or loss to the Portfolio.

     Persons who trade in futures contracts may be broadly classified as "hedgers" and "speculators." Hedgers, such as the Portfolios, whose business activity involves investment or other commitment in equity and debt securities or other obligations, use the financial futures markets primarily to offset unfavorable changes in value that may occur because of fluctuations in the value of the securities or obligations held or expected to be acquired by them.

     The speculator, like the hedger, generally expects neither to deliver nor to receive the security underlying the futures contract, but unlike the hedger, hopes to profit from fluctuations in prevailing stock market values or interest rates.

     Each Portfolio's futures transactions will be entered into for traditional hedging purposes--that is, futures contracts will be sold to protect against a decline in the price of securities that the Portfolio owns, or futures contracts will be purchased to protect the Portfolio against an increase in the price of securities it intends to purchase. As evidence of this hedging intent, each Portfolio expects that approximately 75% of such futures contract purchases will be "completed"; that is, upon sale (offsetting) of these long contracts, equivalent amounts of related securities will have been or are then being purchased by the Portfolio in the cash market.

     MARGIN. Initial margin is the amount of funds that must be deposited by a Portfolio with its broker in order to initiate futures trading. An initial margin deposit is intended to assure the Portfolio's performance of the futures contract. The margin required for a particular futures contract is set by the exchange on which the contract is traded and may range upward from less than 5% of the value of the contract being traded.

     Variation margin is the amount of subsequent payments that must be made to and from the broker to maintain the Portfolio's open position in the futures contracts. Variation margin payments are made on a daily basis as the price of the underlying stock index or financial instrument fluctuates. If the value of the open futures position changes (by increase, in the case of a sale, or by decrease, in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require the Portfolio to make a variation margin payment in the amount of the insufficiency. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the Portfolio will promptly demand payment by the broker of variation margin in the amount of the excess. All variation margin payments received by the Portfolio will be held by the Fund's custodian in a separate account for the Portfolio.

     In computing net asset value daily each Portfolio will mark to market the current value of its open futures contracts. Each Portfolio expects to earn interest income on its initial margin deposits.

     EXAMPLE OF PURCHASE OF STOCK INDEX FUTURES CONTRACT. A Portfolio might purchase a stock index futures contract when it anticipates a significant market or market sector advance and wishes to participate in such advance at a time when the Portfolio is not fully invested, for example, because the Portfolio has not selected the individual stocks which it wishes to purchase. The Portfolio would be endeavoring to eliminate the effect of all or part of an expected increase in the market price of the stocks that the Portfolio may purchase at a later date.

     For example, assume that the prices of certain stocks that the Portfolio may later purchase tend to move in concert with the Standard and Poor's 500 Stock Index. The Portfolio wishes to attempt to fix the purchase price of its anticipated stock investment until the time (three months in this example) when it may purchase the stock. Assume the stock has a market price of 125 and the Portfolio believes that, because of an anticipated advance in the stock market, the price will have risen in three months. The Portfolio might enter into futures contract purchases of the Standard and Poor's 500 Stock Index for a price of 125. If the market price of the stock should increase from 125 to 130, the futures market price for the Standard and Poor's 500 Stock Index might also increase, e.g., from 125 to 130. In that case, the five-point increase in the price that the Portfolio would have to pay for the stock would be offset by the five-point gain realized by closing out the futures contract purchase.

     If the Portfolio should be mistaken in its forecast of market values, and the stock index should decline below 125, the market value of the stocks being hedged would presumably decline. Unless the Portfolio would purchase the stocks for the decreased price, the Portfolio would realize a loss on the sale of the futures contract which would not be offset by the price decrease.

     EXAMPLE OF SALE OF STOCK INDEX FUTURES CONTRACT. The Portfolio might sell stock index futures contracts in anticipation of a general market or market sector decline that may adversely affect the market values of the stocks held by the Portfolio. The Portfolio would be endeavoring to substantially reduce the risk of a decline in the value of its stocks without selling the stocks with resultant transaction costs.

     For example, assume that the market price of certain stocks held by the Portfolio tend to move in concert with the Standard and Poor's 500 Stock Index. The stock currently has a market value of 125, which the Portfolio believes will decline because of an anticipated decline in the stock market. The Portfolio wishes to attempt to fix the current market value of the stock until some time in the future. The Portfolio might enter into a futures contract sale of the Standard and Poor's 500 Stock Index at a price of 125. If the market price of the stock should decline from 125 to 120, the futures market price of the Standard and Poor's 500 Stock Index might also decline, e.g. from 125 to 120.
In that case the five-point loss in the market value of the stock would be offset by the five-point gain realized by closing out the futures contract. The futures market price of the Standard and Poor's 500 Stock Index might decline to more or less than 120 because of the imperfect correlation with the prices of the stocks hedged.

     If the Portfolio should be mistaken in its forecast of the stock market, and the futures market price of the Standard and Poor's 500 Stock Index should increase above 125, the market price of the stock would increase. The benefit of this increase would be offset by the loss realized on closing out the futures contract sale.

     EXAMPLE OF PURCHASE OF INTEREST RATE FUTURES CONTRACT. The Portfolio might purchase an interest rate futures contract when it wishes to defer for a time a fully invested position in longer term securities, for example, in order to continue holding shorter term securities with higher yields. The Portfolio would be endeavoring to eliminate the effect of all or part of an expected increase in market price of the longer term bonds that the Portfolio may wish to purchase at a later date.

     For example, assume that the market price of a type of longer term bonds that the Portfolio may later purchase, currently yielding 10%, tends to move in concert with futures market prices of long-term U.S. Treasury bonds. The Portfolio wishes to attempt to fix the purchase price (and thus the 10% yield) of its anticipated longer term bond investment until the time (four months away in this example) when it may purchase the bond. Assume the longer term bond has a market price of 100, and the Portfolio believes that, because of an anticipated decline in interest rates, the price will have risen (and correspondingly the yield will have declined) in four months. The Portfolio might enter into futures contract purchases of Treasury bonds for a price of 98. At the same time, the Portfolio would purchase, for example at 100, or continue to hold, shorter term securities that are either maturing in four months or are earmarked by the Portfolio for sale in four months. Assume these short-term securities are yielding 15%. If the market price of the longer term bond should increase from 100 to 105, the futures market price for Treasury bonds might also increase, e.g., from 98 to 103. In that case, the five-point increase in the price that the Portfolio would have to pay for the longer term bond would be offset by the five-point gain realized by closing out the futures contract purchase.

     If the Portfolio should be mistaken in its forecast of interest rates, and the futures market price of the U.S. Treasury obligation should decline below 98, the market price of the security being hedged would presumably decline. If short-term rates at the same time fall to 10% or below, it is likely that the Portfolio would follow through with its anticipated purchases of longer term bonds, as the market price of available longer term bonds would have decreased. The benefit of this price decrease, and thus the yield increase, would be offset by the loss realized on closing out the futures contract purchase.

     EXAMPLE OF SALE OF INTEREST RATE FUTURES CONTRACT. The Portfolio might sell an interest rate futures contract in order to maintain the income derived from its continued holding of a long-term security while endeavoring to avoid part or all of the loss in market value that would otherwise accompany a decline in prices of longer term securities because of an increase in prevailing interest rates.

     For example, assume that the market price of a certain longer term security held by the Portfolio tends to move in concert with the futures market prices of long-term U.S. Treasury bonds. The security has a current market price of 100, which the Portfolio believes will decline because of an anticipated rise in interest rates. The Portfolio wishes to attempt to fix the current market value of this security until some point in the future. The Portfolio might enter into a futures contract sale of Treasury bonds at a price of 98. If the market value of the security should decline from 100 to 95, the futures market price of Treasury bonds might also decline, e.g., from 98 to 93. In that case, the five-point loss in the market value of the security would be offset by the five-point gain realized by closing out the futures contract sale. The futures market price of Treasury bonds might decline to more or less than 93 because of the imperfect correlation with the prices of the securities hedged.

     If the Portfolio should be mistaken in its forecast of interest rates, and the futures market price of the U.S. Treasury obligation should increase above 98, the market price of the securities, including the security being hedged, would increase. The benefit of this increase would be offset by the loss realized on closing out the futures contract sale.

     RISKS. Financial futures prices are volatile and difficult to forecast. Stock index futures prices reflect the market values of the stocks included in the index, while interest rate futures contracts are influenced, among other things, by changes in prevailing interest rates and anticipation of future interest rate changes. The factors influencing interest rate futures prices are in turn affected by government fiscal and monetary policies and actions, and national and international political and economic events, while stock market values are also influenced by corporate management policies, consumer demand, competition, sources of raw materials and supplies and government regulation.

     At best, the correlation between changes in prices of futures contracts and the securities being hedged can be only approximate. The degree of imperfection of correlation depends upon circumstances, such as: variations in speculative market demand for futures and for equity or debt securities, including technical influences in futures trading, and differences between the securities being hedged and the instruments underlying the standard futures contracts available for trading. A decision of whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected stock market or interest rate trends.

     Because of the low margin deposits required, futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as initial margin, a 10% decrease in the value of the futures contract would result in a total loss of the initial margin deposit before any deduction for the transaction costs, if the account were then closed out, and 15% decrease would result in a loss equal to 150% of the initial margin deposit. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. However, the Portfolio would presumably have sustained comparable losses if, instead of the futures contract, it had invested in the underlying security. Furthermore, in order to be certain that the Portfolio has sufficient assets to satisfy its obligations when it purchases a futures contract, the Portfolio deposits cash or cash equivalents equal in value to the market value of the futures contract in a segregated account for the Portfolio with the Fund's custodian.

     Most United States interest rate futures exchanges and the Chicago Mercantile Exchange limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

     FOREIGN CURRENCY FUTURES. The International Equity and High Yield Bond Portfolios have the authority to deal in forward foreign exchange between currencies of the different countries in which the Portfolio will invest as a hedge against possible variations in the foreign exchange rate between these currencies. This is accomplished through contractual agreements to purchase or sell a specified currency at a specified future date and price set at the time of the contract. The Portfolios' dealings in forward foreign exchange will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging is the purchase or sale of forward foreign currency with respect to specific receivables or payables of the Portfolio arising from the purchase and sale of portfolio securities, the sale and redemption of shares of the Portfolio, or the payment of dividends and distributions by the Portfolio. Position hedging is the sale of forward foreign currency with respect to portfolio security positions denominated or quoted in such foreign currency. The International Equity and High Yield Bond Portfolios will not speculate in forward foreign exchange.

     RISKS. Financial futures prices are volatile and difficult to forecast. Stock index futures prices reflect the market values of the stocks included in the index, while interest rate futures contracts are influenced, among other things, by changes in prevailing interest rates and anticipation of future interest rate changes. The factors influencing interest rate futures prices are in turn affected by government fiscal and monetary policies and actions, and national and international political and economic events, while stock market values are also influenced by corporate management policies, consumer demand, competition, sources of raw materials and supplies and government regulation.

     At best, the correlation between changes in prices of futures contracts and the securities being hedged can be only approximate. The degree of imperfection of correlation depends upon circumstances, such as: variations in speculative market demand for futures and for equity or debt securities, including technical influences in futures trading, and differences between the securities being hedged and the instruments underlying the standard futures contracts available for trading. A decision of whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected stock market or interest rate trends.

     Because of the low margin deposits required, futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as initial margin, a 10% decrease in the value of the futures contract would result in a total loss of the initial margin deposit before any deduction for the transaction costs, if the account were then closed out, and a 15% decrease would result in a loss equal to 150% of the initial margin deposit. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. However, the Portfolio would presumably have sustained comparable losses if, instead of the futures contract, it had invested in the underlying security. Furthermore, in order to be certain that the Portfolio has sufficient assets to satisfy its obligations when it purchases a futures contract, the Portfolio deposits cash or cash equivalents equal in value to the market value of the futures contract in a segregated account with the Fund's custodian.

     Most United States interest rate futures exchanges and the Chicago Mercantile Exchange limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

     FEDERAL INCOME TAX TREATMENT. For Federal income tax purposes, each Portfolio is required to recognize as income for each taxable year its net unrealized gains and losses on futures contracts as of the end of the year as well as those actually realized during the year. Any gain or loss recognized with respect to a futures contract is considered to be 60% long-term and 40% short-term, without regard to the holding period of the contract. In the case of a futures transaction classified as a "mixed straddle," the recognition of losses may be deferred to a later taxable year.

     In order for each Portfolio to continue to qualify for Federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income, i.e., dividends, interest, income derived from loans of securities, and gains from the sale of securities. Any net gain realized from the closing out of futures contracts, for purposes of the 90% requirement, is considered gain from the sale of securities and therefore is qualifying income. In addition, gains realized on the sale or other disposition of securities held for less than three months must be limited to less than 30% of the Portfolio's annual gross income. Consequently, in order for the Portfolio to avoid realizing a gain within a three-month period, the Portfolio may be required to defer the closing out of a contract beyond the time when it would otherwise be advantageous to do so.

COVERED CALL OPTION CONTRACTS

     The Index 500 Stock, Index 400 Stock, Balanced, Growth and Income Stock, Growth Stock, Small Cap Growth Stock, Aggressive Growth Stock and High Yield Bond Portfolios may engage in writing covered call option contracts--options on securities owned by the Portfolios--and may purchase call options only to close out a position acquired through the writing of such options. Any option written or purchased by a Portfolio must be listed on a domestic exchange. A covered call option gives the purchaser of the option the right to purchase the underlying security at a fixed exercise price at any time prior to the expiration of the option, regardless of the market price of the security during the option period. As consideration for the option the purchaser pays the Portfolio a premium which the Portfolio retains whether or not the option is exercised. A covered call option will benefit a Portfolio if, over the option period, the underlying security declines in value or does not appreciate above the aggregate value of the exercise price and the premium. However, a Portfolio risks a loss of profits if the underlying security appreciates above the aggregate value of the exercise price and the premium.

     The Portfolios may also close out a position acquired through writing a call option by purchasing a call option on the same security with the same exercise price and expiration date as the call option which it has previously written on the security. Thus, when a security subject to a call option is sold from a Portfolio (i.e., to protect the Portfolio from possible depreciation of the security), the Portfolio will purchase a call option on the security to close out the existing call option. Depending on the premium of the contract, a Portfolio will realize a profit or a loss on the transaction. Option transactions may increase a Portfolio's transaction costs and turnover rate and will be initiated only where appropriate to achieve a Portfolio's investment objectives.

REVERSE REPURCHASE AGREEMENTS

     The Money Market and Balanced Portfolios may enter into reverse repurchase agreements with banks and broker-dealers. Such agreements involve the sale of money market securities held by a Portfolio pursuant to an agreement to repurchase the securities at an agreed upon price, date and interest payment. The Portfolio will use the proceeds of reverse repurchase agreements to purchase other money market securities which either mature, or can be sold under an agreement to resell, at or prior to the expiration of the reverse repurchase agreement. A Portfolio will utilize reverse repurchase agreements when the interest income to be earned from the investment of proceeds from the transaction is greater than the interest expense of the reverse repurchase transaction. When effecting reverse repurchase transactions, a Portfolio will hold securities of a dollar amount equal in value to the securities subject to the reverse repurchase agreement in a segregated account. Amounts subject to reverse repurchase agreements are also subject to a 300% asset coverage requirement. If such amounts in the aggregate exceed this asset coverage requirement, the Portfolio would be obligated within three days to reduce such amounts to meet the requirement. Under no circumstances will a Portfolio enter into a reverse repurchase agreement with Northwestern Mutual Life.

WARRANTS

     The Index 500 Stock, Index 400 Stock, Balanced, Growth and Income Stock, Growth Stock, Small Cap Growth Stock, Aggressive Growth Stock and High Yield Bond Portfolios may invest in warrants. No Portfolio intends to invest more than 2% of its net assets in warrants that are not listed on a national securities exchange. In no event will a Portfolio's investment in warrants exceed 5% of its net assets. (A warrant is a right to buy a certain security at a set price during a certain time period.)

ASSET-BACKED AND VARIABLE RATE SECURITIES

     Consistent with its investment objectives and policies, the Money Market Portfolio may invest in asset-backed and variable rate securities.

     Asset-backed securities represent fractional interests in pools of retail installment loans or revolving credit receivables. These assets are generally held by a special purpose trust and payments of principal and interest, or interest only, are passed through or paid through monthly or quarterly to certificate holders. Payments may be guaranteed up to certain amounts by letters of credit issued by a financial institution affiliated or unaffiliated with the trustee or originator of the trust. Underlying receivables are generally subject to prepayment, which may reduce the overall return to certificate holders. Nevertheless, for asset-backed securities, principal repayment rates tend not to vary much with interest rates and the short-term nature of the underlying loans or other receivables tends to dampen the impact of any change in the prepayment level. Certificate holders may also experience delays in payment on the certificates if the full amounts due on underlying sales contracts or other receivables are not realized by the trust because of unanticipated legal or administrative costs of enforcing the contracts, or because of depreciation or damage to the collateral securing certain contracts, or other factors.

     Variable rate securities bear rates of interest that are adjusted periodically or which "float" continuously according to formulae intended to minimize fluctuations in values of the instruments. For the Money Market Portfolio, the Fund determines the maturity of variable rate securities in accordance with Securities and Exchange Commission rules that allow the Fund to consider certain of such instruments as having maturities less than the maturity date on the instrument.

SHORT-TERM TRADING

     Each Portfolio will generally not engage in short-term trading (purchases and sales within seven days).

FIRM COMMITMENT AGREEMENTS AND "WHEN-ISSUED" SECURITIES

     Each Portfolio may enter into firm commitment agreements for the purchase of securities at an agreed upon price on a specified future date. A Portfolio may purchase new issues of securities on a "when-issued" basis, whereby the payment obligation and interest rate on the instruments are fixed at the time of the transaction. Such transactions might be entered into, for example, when the manager of a Portfolio anticipates a decline in the yield of securities of a given issuer and is able to obtain a more advantageous yield by committing currently to purchase securities to be issued or delivered later.

     A Portfolio will not enter into such a transaction for the purpose of investment leverage. Liability for the purchase price - and all the rights and risks of ownership of the securities - accrue to the Portfolio at the time it becomes obligated to purchase such securities, although delivery and payment occur at a later date. Accordingly, if the market price of the security should decline, the effect of the agreement would be to obligate the Portfolio to purchase the security at a price above the current market price on the date of delivery and payment. During the time the Portfolio is obligated to purchase such securities it will maintain in a segregated account U.S. Government securities, high-grade debt obligations, or cash or cash equivalents of an aggregate current value sufficient to make payment for the securities.

Eurodollar Certificates of Deposit

     The Money Market, Balanced, Growth and Income Stock, Growth Stock and High Yield Bond Portfolios may purchase Eurodollar certificates of deposit issued by foreign branches of U.S. banks, but consideration will be given to their marketability and possible restrictions on the flow of international currency transactions. Investment in such securities involves considerations which are not ordinarily associated with investing in domestic instruments, including currency exchange control regulations, the possibility of expropriation, seizure, or nationalization of foreign deposits, less liquidity and increased volatility in foreign securities markets, and the impact of political, social or diplomatic developments or the adoption of other foreign government restrictions that might adversely affect the payment of principal and interest. If the Fund were to invoke legal processes, it might encounter greater difficulties abroad than in the United States.

PRIVATE PLACEMENT TRANSACTIONS AND ILLIQUID ASSETS

     Each Portfolio may invest up to 15% of its total assets in securities acquired in private placement transactions and other illiquid assets. For the Money Market Portfolio the limit is 10%. For the purpose of determining each Portfolio's net asset value, these assets will be valued at their fair value as determined in good faith by the Fund's Directors. If a Portfolio should have occasion to sell an investment in restricted securities at a time when the market for such investments is unfavorable, a considerable period may elapse between the time when the decision to sell it is made and the time when the Portfolio will be able to sell the investment, with a possible adverse effect upon the amount to be realized from the sale.

     Notwithstanding these limitations a Portfolio may purchase securities which, though not registered under the Securities Act of 1933 (the "1933 Act"), are eligible for purchase and sale pursuant to Rule 144A under the 1933 Act. Rule 144A permits unregistered securities to be traded among qualified institutional investors, including the Portfolios. Rule 144A securities that are determined to be liquid are not subject to the limitations on illiquid assets. The Fund's investment adviser, Northwestern Mutual Investment Services, LLC, determines and monitors the liquidity status of each Rule 144A security in which a Portfolio invests, subject to supervision and oversight by the Board of Directors of the Fund. The investment adviser takes into account all of the factors which may have a material bearing on the ability of the Portfolio to dispose of the security in seven days or less, at a price reasonably consistent with the value used to determine the Portfolio's net asset value per share, including the following factors: (1) the frequency and volume of trades, (2) the number and sources of price quotes, (3) the number, and identity, of dealers willing to purchase or sell the issue, and the number and identity of other potential purchasers, (4) any dealer undertakings to make a market in the security, (5) the nature of the security, and (6) the nature of the market in which the issue is traded, including the time typically required to make trades, the methods of soliciting offers and the mechanics of transfer.

RISK FACTORS FOR FOREIGN SECURITIES, FOREIGN CURRENCIES AND FOREIGN INTEREST
RATES

     FOREIGN SECURITIES The International Equity Portfolio has an unlimited right to purchase securities in any foreign country, developed or developing, if they are listed on a stock exchange, as well as a limited right to purchase such securities if they are unlisted. The Growth and Income Portfolio, Select Bond Portfolio, Balanced Portfolio and High Yield Bond Portfolio may each invest a portion of their assets in foreign securities. Investors should consider carefully the substantial risks involved in securities of companies and governments of foreign nations, which are in addition to the usual risks inherent in domestic investments.

     There may be less publicly available information about foreign companies comparable to the reports and ratings published about companies in the U.S. Foreign companies are not generally subject to uniform accounting or financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to U.S. companies. The Portfolios, therefore, may encounter difficulty in obtaining market quotations for purposes of valuing their assets and calculating their net asset value. Foreign markets have substantially less volume than the New York Stock Exchange and securities of some foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Although the International Equity Portfolio may invest up to 15% of its total assets in unlisted foreign securities, including up to 10% of its total assets in securities with a limited trading market, in the opinion of management such securities with a limited trading market generally do not present a significant liquidity problem. Commission rates in foreign countries, which are generally fixed rather than subject to negotiation as in the U.S., are likely to be higher. In many foreign countries there is less government supervision and regulation of stock exchanges, brokers and listed companies than in the U.S.

     EMERGING MARKETS. Investments in companies domiciled in developing countries may be subject to potentially higher risks than investments in developed countries. These risks include (i) less social, political and economic stability; (ii) the small current size of the markets for such securities and the currently low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility; (iii) certain national policies which may restrict each Portfolio's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) foreign taxation; (v) the absence of developed legal structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vi) the absence, until recently in many developing countries, of a capital market structure or market-oriented economy; and (vii) the possibility that recent favorable economic developments in some developing countries may be slowed or reversed by unanticipated political or social events in such countries.

     In addition, many countries in which the Portfolios may invest have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain countries. Moreover, the economies of some developing countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payments position.

     Investments in developing countries may involve risks of nationalization, expropriation and confiscatory taxation. For example, the Communist governments of a number of Eastern European countries expropriated large amounts of private property in the past, in many cases without adequate compensation, and there can be no assurance that such expropriation will not occur in the future. In the event of expropriation, each Portfolio could lose a substantial portion of any investments it has made in the affected countries. Further, no accounting standards exist in certain developing countries. Finally, even though the currencies of some developing countries, such as certain Eastern European countries, may be convertible into U.S. dollars, the conversion rates may be artificial to the actual market values and may be adverse to the shareholders of a Portfolio.

     RUSSIAN SECURITIES. Investing in Russian companies involves a high degree of risk and special considerations not typically associated with investing in the U.S. securities markets, and should be considered highly speculative. Such risks include, together with Russia's continuing political and economic instability and the slow-paced development of its market economy, the following:
(a) delays in settling portfolio transactions and risk of loss arising out of Russia's system of share registration and custody; (b) the risk that it may be impossible or more difficult than in other countries to obtain and/or enforce a judgment; (c) pervasiveness of corruption, insider-trading, and crime in the Russian economic system; (d) currency exchange rate volatility and the lack of available currency hedging instruments; (e) higher rates of inflation (including the risk of social unrest associated with periods of hyper-inflation); (f) controls on foreign investment and local practices disfavoring foreign investors and limitations on repatriation of invested capital, profits and dividends, and on a Portfolio's ability to exchange local currencies for U.S. dollars; (g) the risk that the government of Russia or other executive or legislative bodies may decide not to continue to support the economic reform programs implemented since the dissolution of the Soviet Union and could follow radically different political and/or economic policies to the detriment of investors, including non-market-oriented policies such as the support of certain industries at the expense of other sectors or investors, a return to the centrally planned economy that existed prior to the dissolution of the Soviet Union, or the nationalization of privatized enterprises; (h) the risks of investing in securities with substantially less liquidity and in issuers having significantly smaller market capitalizations, when compared to securities and issuers in more developed markets; (i) the difficulties associated in obtaining accurate market valuations of many Russian securities, based partly on the limited amount of publicly available information; (j) the financial condition of Russian companies, including large amounts of inter-company debt which may create a payments crisis on a national scale; (k) dependency on exports and the corresponding importance of international trade; (l) the risk that the Russian tax system will not be reformed to prevent inconsistent, retroactive and/or exorbitant taxation or, in the alternative, the risk that a reformed tax system may result in the inconsistent and unpredictable enforcement of the new tax laws; (m) possible difficulty in identifying a purchaser of securities held by the Portfolios due to the underdeveloped nature of the securities markets; (n) the possibility that pending legislation could restrict the levels of foreign investment in certain industries, thereby limiting the number of investment opportunities in Russia;
(o) the risk that pending legislation would confer to Russian courts the exclusive jurisdiction to resolve disputes between foreign investors and the Russian government, instead of bringing such disputes before an internationally-accepted third-country arbitrator; and (p) the difficulty in obtaining information about the financial condition of Russian issuers, in light of the different disclosure and accounting standards applicable to Russian companies.

     There is little long-term historical data on Russian securities markets because they are relatively new and a substantial proportion of securities transactions in Russia are privately negotiated outside of stock exchanges. Because of the recent formation of the securities markets as well as the underdeveloped state of the banking and telecommunications systems, settlement, clearing and registration of securities transactions are subject to significant risks. Ownership of shares (except where shares are held through depositories that meet the requirements of the 1940 Act) is defined according to entries in the company's share register and normally evidenced by extracts from the register or by formal share certificates. However, there is no central registration system for shareholders and these services are carried out by the companies themselves or by registrars located throughout Russia. These registrars are not necessarily subject to effective state supervision nor are they licensed with any governmental entity and it is possible for the Portfolios to lose their registration through fraud, negligence or even mere oversight. While each Portfolio will endeavor to ensure that its interest continues to be appropriately recorded either itself or through a custodian or other agent inspecting the share register and by obtaining extracts of share registers through regular confirmations, these extracts have no legal enforceability and it is possible that subsequent illegal amendment or other fraudulent act may deprive the Portfolios of their ownership rights or improperly dilute their interests. In addition, while applicable Russian regulations impose liability on registrars for losses resulting from their errors, it may be difficult for the Portfolios to enforce any rights they may have against the registrar or issuer of the securities in the event of loss of share registration. Furthermore, although a Russian public enterprise with more than 500 shareholders is required by law to contract out the maintenance of its shareholder register to an independent entity that meets certain criteria, in practice this regulation has not always been strictly enforced. Because of this lack of independence, management of a company may be able to exert considerable influence over who can purchase and sell the company's shares by illegally instructing the registrar to refuse to record transactions in the share register. In addition, so-called "financial-industrial groups" have emerged in recent years that seek to deter outside investors from interfering in the management of companies they control. These practices may prevent the Portfolios from investing in the securities of certain Russian companies deemed suitable by the manager. Further, this also could cause a delay in the sale of Russian company securities by a Portfolio if a potential purchaser is deemed unsuitable, which may expose the Portfolio to potential loss on the investment.

     CURRENCY Each Portfolio's management endeavors to buy and sell foreign currencies on as favorable a basis as practicable. Some price spread in currency exchange (to cover service charges) will be incurred, particularly when a Portfolio changes investments from one country to another or when proceeds of the sale of shares in U.S. dollars are used for purchase of securities in foreign countries. Also, some countries may adopt policies which would prevent the Portfolios from transferring cash out of the country or withhold portions of interest and dividends at the source. There is the possibility of cessation of trading on national exchanges, expropriation, nationalization or confiscatory taxation, withholding and other foreign taxes on income or other amounts, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability, or diplomatic developments which could affect investments in securities of issuers in foreign nations.

     Each Portfolio may be affected either unfavorably or favorably by fluctuations in the relative rates of exchange between the currencies of different nations, by exchange control regulations and by indigenous economic and political developments. Some countries in which the Portfolios may invest may also have fixed or managed currencies that are not free-floating against the U.S. dollar. Further, certain currencies may not be internationally traded.

     Certain of these currencies have experienced a steady devaluation relative to the U.S. dollar. Any devaluations in the currencies in which a Portfolio's securities are denominated may have a detrimental impact on that Portfolio. Through the flexible policy of the Portfolio, its manager endeavors to avoid unfavorable consequences and to take advantage of favorable developments in particular nations where from time to time it places the investments of the International Equity Portfolio.

     The exercise of this flexible policy may include decisions to buy securities with substantial risk characteristics and other decisions such as changing the emphasis on investments from one nation to another and from one type of security to another. Some of these decisions may later prove profitable and others may not. No assurance can be given that profits, if any, will exceed losses.

     EURO. On January 1, 1999, the European Monetary Union (EMU) introduced a new single currency, the euro, which is replacing the national currency for participating member countries. The transition and the elimination of currency risk among EMU countries may change the economic environment and behavior of investors, particularly in European markets.

     Franklin Resources, Inc. has created an interdepartmental team to handle all euro-related changes to enable the mutual funds managed by Templeton Investment Counsel, Inc. to process transactions accurately and completely with minimal disruption to business activities. While the implementation of the euro could have a negative effect on the International Equity Portfolio, the Portfolio's manager and its affiliated services providers are taking steps they believe are reasonably designed to address the euro issue.

     INTEREST RATE To the extent each Portfolio invests in debt securities, changes in interest rates in any country where the Portfolio is invested will affect the value of its assets and, consequently, its share price. Rising interest rates, which often occur during times of inflation or a growing economy, are likely to cause the face value of a debt security to decrease, having a negative effect on the value of the Portfolio's shares. Of course, interest rates have increased and decreased, sometimes very dramatically, in the past. These changes are likely to occur again in the future at unpredictable times.

PORTFOLIO TURNOVER

     Portfolio turnover may vary from year to year or within a year depending upon economic, market and business conditions. The annual portfolio turnover rates of the Portfolios cannot be accurately predicted. It is anticipated that the annual portfolio turnover rate for the Index 500 Stock Portfolio will not exceed 4%, that the rate for the High Yield Bond Portfolio will generally not exceed 200% and that the rate for the Select Bond Portfolio will generally not exceed 185%. For the other Portfolios, it is anticipated that the rate will generally not exceed 100%. In 1998 the portfolio turnover rate for the Growth and Income Stock Portfolio was higher than usual because of market conditions over the course of the year. Short-term debt securities are excluded in the calculation of portfolio turnover rates. U.S. Government securities are included in the calculation of portfolio turnover rates.

     For years 1997 and 1998, the portfolio turnover rates were:


          PORTFOLIO TURNOVER RATE                 1998            1997
          -----------------------               ------           ------
          Aggressive Growth Stock Portfolio      50.43%           57.27%
          International Equity Portfolio         30.41%           16.74%
          Growth Stock Portfolio                 21.64            33.20%
          Growth and Income Stock Portfolio     160.40%          144.52%
          Index 500 Stock Portfolio               3.03%            3.15%
          Balanced Portfolio                      44.18%          29.94%
          High Yield Bond Portfolio             153.71%          129.49%
          Select Bond Portfolio                 161.79%          184.93%


     The annual portfolio turnover rate of each Portfolio is the lesser of purchases or sales of the Portfolio's securities for the year stated as a percentage of the average value of the Portfolio's assets.

MANAGEMENT OF THE FUND

     The Board of Directors of the Fund is responsible for the administration of the affairs of the Fund. The following is a list of the Directors and Officers of the Fund together with a brief description of their principal occupations during the past five years.

     James D. Ericson (63), President and Director*
     720 East Wisconsin Avenue
     Milwaukee, WI  53202

          President and Chief Executive Officer of Northwestern Mutual. Trustee of Northwestern Mutual Life

     Stephen N. Graff (64), Director*
     805 Lone Tree Road
     Elm Grove, WI  53122

          Retired Partner, Arthur Andersen LLP (Public Accountants). Trustee of Northwestern Mutual Life since 1996

     Martin F. Stein (62), Director
     1800 East Capitol Drive
     Milwaukee, WI  53211

          Chairman of the Board of EyeCare One Corporation (retail sales of eyewear)

     John K. MacIver (68), Director
     100 East Wisconsin Avenue
     Milwaukee, WI  53202

          Partner, Michael Best & Friedrich, Attorneys at Law

     William J. Blake (66), Director
     731 North Jackson Street
     Milwaukee, WI  53202

          Chairman, Blake Investment Corp. (real estate investments and venture capital)

     William A. McIntosh (60), Director
     525 Sheridan Road
     Kenilworth, IL 60043

          Retired Division Head, U.S. Fixed Income of Salomon Brothers (investment securities) since 1995; prior thereto, Division Head, U.S. Fixed Income

     Mark G. Doll (49), Vice President and Treasurer
     720 East Wisconsin Avenue
     Milwaukee, WI  53202

          Vice President and Assistant Treasurer-Public Markets of Northwestern Investment Management Company since 1998. Senior Vice President of Northwestern Mutual Life since 1996; Senior Vice President and Treasurer, 1995; prior thereto, Vice President and Treasurer. Executive Vice President, Investment Advisory Services of Northwestern Mutual Investment Services, LLC since 1996; prior thereto, President

     Patricia L. Van Kampen (47), Vice President-Investments
     720 East Wisconsin Avenue
     Milwaukee, WI  53202

          Managing Director of Northwestern Investment Management Company since 1998; prior thereto, Vice President-Common Stocks of Northwestern Mutual Life. Vice President-Common Stocks of Northwestern Mutual Investment Services, LLC

     William R. Walker (42), Vice President-Investments
     720 East Wisconsin Avenue
     Milwaukee, Wisconsin  53202

          Managing Director of Northwestern Investment Management Company since 1998; prior thereto, Director of Common Stocks of Northwestern Mutual Life. Vice President of Northwestern Mutual Investment Services, LLC

     Julie M. Van Cleave (40), Vice President-Investments
     720 East Wisconsin Avenue
     Milwaukee, Wisconsin  53202

          Managing Director of Northwestern Investment Management Company since 1998; prior thereto, Director of Common Stocks of Northwestern Mutual Life. Vice President-Common Stocks of Northwestern Mutual Investment Services, LLC

     Steven P. Swanson (45), Vice President-Investments
     720 East Wisconsin Avenue
     Milwaukee, Wisconsin  53202

          Managing Director of Northwestern Investment Management Company since 1998; Vice President-Securities of Northwestern Mutual Life from 1994 to 1997; prior thereto, Director-Securities; Vice President of Northwestern Mutual Investment Services, LLC

     Varun Mehta (31), Vice President-Investments
     720 East Wisconsin Avenue
     Milwaukee, WI  53202

          Director of Northwestern Investment Management Company since 1998; Investment Officer-Public Fixed Income of Northwestern Mutual Life from March of 1997 to December of 1997. Portfolio Research Manager-Fixed Income and Portfolio Manager-Fixed Income of the

          Ameritech Investment Management Department from 1993 to March of 1997.

     Jefferson V. DeAngelis (41), Vice President-Investments
     720 East Wisconsin Avenue
     Milwaukee, WI  53202

          Managing Director of Northwestern Investment Management Company since 1998; prior thereto, Vice President-Fixed Income Securities of Northwestern Mutual Life. Vice President-Fixed Income Securities of Northwestern Mutual Investment Services, LLC

     Timothy S. Collins (39), Vice President-Investments
     720 East Wisconsin Avenue
     Milwaukee, WI  53202

          Director of Northwestern Investment Management Company since 1998; Director of Investments for Northwestern Mutual Life from October of 1996 to December of 1997; Associate Director - Investments from 1993 to 1996; prior thereto, Investment Officer.

     Merrill C. Lundberg (59), Secretary
     720 East Wisconsin Avenue
     Milwaukee, WI  53202

          Assistant General Counsel of Northwestern Mutual Life. Secretary of Northwestern Mutual Investment Services, LLC

     Barbara E. Courtney (41), Controller
     720 East Wisconsin Avenue
     Milwaukee, WI  53202

          Associate Director of Mutual Fund Accounting of Northwestern Mutual Life since 1996; prior thereto, Assistant Director of Investment Accounting. Assistant Treasurer of Northwestern Mutual Investment Services, LLC

* Directors identified with an asterisk are "interested persons" as defined in Section 2(a)(19) of the Investment Company Act of 1940.

John K. MacIver has served as a Director since February 2, 1984. William J. Blake has served as a Director since March 9, 1988. James D. Ericson has served as a Director since April 27, 1994. Stephen N. Graff and Martin F. Stein have served as Directors since March 29, 1995. William A. McIntosh has served as a Director since May 8, 1997.

     An Audit Committee and Nominating Committee have been established for the Fund. Each Committee is made up of those Directors who are not "interested persons" of the Fund within the meaning of the Investment Company Act.

     All Board members and officers of the Fund are also board members or officers of Mason Street Funds, Inc. ("MSF"), a registered investment company. Each of the Directors and principal officers of the Fund who is also an affiliated person of Northwestern Mutual Investment Services, LLC ("NMIS") or Northwestern Mutual Life is named above, together with the capacity in which such person is affiliated with NMIS or Northwestern Mutual Life.

COMPENSATION OF OFFICERS AND DIRECTORS. The Fund pays no salaries or compensation to any of its officers or Directors employed by Northwestern Mutual Life. NMIS, the investment advisor to the Fund, pays each of the other Directors of the Fund a total of up to $15,000 per year, consisting of a $5,000 retainer paid in January and $2,500 per meeting of the board of the Fund attended. MSF pays other Directors fees totaling $9,000 per year, consisting of a $5,000 retainer paid in April and $1,000 per meeting of the

Board of Directors of MSF attended. The Fund neither pays nor accrues any pension or retirement benefits to any of the Directors.


                                 COMPENSATION TABLE


           (1)                (2)                (3)               (4)                (5)
     Name of Person,       Aggregate         Pension or          Estimated      Total Compensation
       Position          Compensation    Retirement Benefits       Annual      From Registrant and
                             From        Accrued as Part of    Benefits Upon   Fund Complex Paid to
                          Registrant        Fund Expenses       Retirement      Directors in 1998
  James D. Ericson,          None               None               None               None
  Director

  William Blake,             None               None               None             $24,000
  Director

  Stephen N. Graff,          None               None               None             $24,000
  Director

  John K. MacIver,           None               None               None             $24,000
  Director

  Martin F. Stein,           None               None               None             $24,000
  Director

  William A. McIntosh,       None               None               None             $24,000
  Director


OWNERSHIP OF SHARES OF THE FUND

     All of the outstanding shares of the Fund are held by Northwestern Mutual Life for its General Account and for its separate investment accounts used for variable annuity contracts and variable life income policies. Additional shares are being offered only to Northwestern Mutual Life and the separate investment accounts. Northwestern Mutual Life is a Wisconsin corporation.


     The following tables show the allocation of shares of the Portfolios of the Fund among the General Account and the separate investment accounts as of March 31, 1999.



                        AGGRESSIVE GROWTH STOCK PORTFOLIO
NML Variable Annuity Account A                  23,315,581  shares      (  7.5%)
NML Variable Annuity Account B                 221,720,731  shares      ( 71.1%)
NML Variable Annuity Account C                  30,836,640  shares      (  9.9%)
Northwestern Mutual Variable Life Account       35,771,565  shares      ( 11.5%)
General Account                                          0  shares      (  0.00%)
         Total                                 311,644,517  shares      (100.00%)

                         INTERNATIONAL EQUITY PORTFOLIO
NML Variable Annuity Account A                  24,429,272  shares      (  6.4%)
NML Variable Annuity Account B                 272,565,737  shares      ( 71.8%)
NML Variable Annuity Account C                  32,778,003  shares      (  8.7%)
Northwestern Mutual Variable Life Account       49,439,968  shares      ( 13.1%)
General Account                                          0  shares      (  0.00%)
         Total                                 379,212,980  shares      (100.00%)

                             GROWTH STOCK PORTFOLIO

NML Variable Annuity Account A                  13,619,755  shares      (  6.5%)
NML Variable Annuity Account B                 149,242,409  shares      ( 71.3%)
NML Variable Annuity Account C                  13,023,411  shares      (  6.3%)
Northwestern Mutual Variable Life Account       33,497,752  shares      ( 15.9%)
General Account                                          0  shares      (  0.00%)
         Total                                 209,383,327  shares      (100.00%)

                        GROWTH AND INCOME STOCK PORTFOLIO

NML Variable Annuity Account A                  22,326,514  shares      (  6.1%)
NML Variable Annuity Account B                 271,528,952  shares      ( 74.3%)
NML Variable Annuity Account C                  24,530,720  shares      (  6.8%)
Northwestern Mutual Variable Life Account       47,034,849  shares      ( 12.8%)
General Account                                          0  shares      (  0.00%)
         Total                                 365,421,035  shares      (100.00%)

                            INDEX 500 STOCK PORTFOLIO

NML Variable Annuity Account A                  44,100,861  shares      (  8.1%)
NML Variable Annuity Account B                 376,232,866  shares      ( 69.6%)
NML Variable Annuity Account C                  56,409,418  shares      ( 10.4%)
Northwestern Mutual Variable Life Account       64,201,294  shares      ( 11.9%)
General Account                                          0  shares      (  0.00%)
         Total                                 540,944,439  shares      (100.00%)

                               BALANCED PORTFOLIO

NML Variable Annuity Account A                 143,805,468  shares      (  9.7%)
NML Variable Annuity Account B               1,188,440,291  shares      ( 80.2%)
NML Variable Annuity Account C                  77,431,508  shares      (  5.2%)
Northwestern Mutual Variable Life Account       73,037,651  shares      (  4.9%)
General Account                                          0  shares      (  0.00%)
         Total                               1,482,714,918  shares      (100.00%)

                              HIGH YIELD PORTFOLIO

NML Variable Annuity Account A                   9,327,815  shares      (  4.9%)
NML Variable Annuity Account B                 139,913,968  shares      ( 73.1%)
NML Variable Annuity Account C                   8,361,526  shares      (  4.4%)
Northwestern Mutual Variable Life Account       16,159,415  shares      (  8.5%)
General Account                                 17,390,337  shares      (  9.1%)
         Total                                 191,153,061  shares      (100.00%)

                              SELECT BOND PORTFOLIO

NML Variable Annuity Account A                  20,144,263  shares      (  8.4%)
NML Variable Annuity Account B                 191,651,543  shares      ( 80.3%)
NML Variable Annuity Account C                  15,679,004  shares      (  6.6%)
Northwestern Mutual Variable Life Account       11,281,605  shares      (  4.7%)
General Account                                          0  shares      (  0.00%)
         Total                                 238,756,415  shares      (100.00%)

                              SELECT BOND PORTFOLIO
NML Variable Annuity Account A                  20,144,263  shares      (  8.4%)
NML Variable Annuity Account B                 191,651,543  shares      ( 80.3%)
NML Variable Annuity Account C                  15,679,004  shares      (  6.6%)
Northwestern Mutual Variable Life Account       11,281,605  shares      (  4.7%)
General Account                                          0  shares      (  0.00%)
         Total                                 238,756,415  shares      (100.00%)

                             MONEY MARKET PORTFOLIO

NML Variable Annuity Account A                  27,048,935  shares      (  8.8%)
NML Variable Annuity Account B                 219,764,782  shares      ( 71.1%)
NML Variable Annuity Account C                  20,635,796  shares      (  6.7%)
Northwestern Mutual Variable Life Account       41,378,131  shares      ( 13.4%)
General Account                                          0  shares      (  0.00%)
         Total                                 308,827,644  shares      (100.00%)


     The shares held in connection with certain of the separate investment accounts are voted by Northwestern Mutual Life in accordance with instructions received from owners of variable annuity contracts and variable life insurance policies. The shares held in its General Account are voted by Northwestern Mutual Life in the same proportions as the shares held in connection with these separate investment accounts. If applicable laws or regulations change so as to permit Northwestern Mutual Life to vote the Fund shares in its own discretion, it may elect to do so.

INVESTMENT ADVISORY AND OTHER SERVICES

     The Fund's investment adviser, Northwestern Mutual Investment Services, LLC ("NMIS"), is a wholly-owned subsidiary of Northwestern Mutual Life. The adviser provides investment advice and recommendations regarding the purchase and sale of securities for the Portfolios and the selection of brokers pursuant to Investment Advisory Agreements (the "Agreements"). Each Agreement provides that the adviser will also provide certain services and pay the expenses of the Fund for certain other administrative services, office space and facilities and the services of all directors, officers and employees of the Fund. Each Portfolio (except the Select Bond, Money Market and Balanced Portfolios) pays its own expenses for fees for services rendered by the custodian, legal counsel and auditors; costs of Federal registrations of Fund shares; expenses of meetings and reports; taxes; and brokerage and other expenses directly related to portfolio transactions.

     For acting as investment adviser and for providing such services and paying such expenses the adviser is paid a monthly fee at the annual rates set forth in the prospectus for the respective Portfolios. The Fund also pays all interest charges, brokerage commissions, taxes and extraordinary expenses incurred in connection with the operation of the Fund. Expenses paid by the Fund are charged to the Portfolios to which the expenses relate.

     For the fiscal years ended December 31, 1996, December 31, 1997, and December 31, 1998, NMIS received $17,368,648, $23,423,272 and $28,213,362, respectively, for its services as investment adviser to the Fund.

     Northwestern Mutual Life and its wholly-owned subsidiary, Northwestern Investment Management Company, employ a full staff of investment personnel to manage the investment assets of Northwestern Mutual Life. These personnel and related facilities are utilized by NMIS in performing its obligations under the Agreements and Northwestern Mutual Life is a party to each Agreement.

     "Northwestern Mutual Life" is the name and service mark of The Northwestern Mutual Life Insurance Company and the right of the Fund to use the name and mark is subject to the consent of Northwestern Mutual Life. Under the Agreement providing such consent, the Fund recognizes the prior rights of Northwestern Mutual Life in the name and mark, agrees that use of the name and mark by the Fund will inure to the benefit of Northwestern Mutual Life and agrees that its right to use the name and mark can be terminated by Northwestern Mutual Life and will automatically be terminated if at any time NMIS ceases to be the investment adviser to the Fund or if NMIS ceases to be a subsidiary of Northwestern Mutual Life.

     Templeton Investment Counsel, Inc. ("Templeton Counsel"), a Florida corporation with principal offices at 500 East Broward Boulevard, Ft. Lauderdale, Florida 33394 has been retained under an investment sub-advisory agreement to provide investment advice and, in general, to conduct the management investment program of the International Equity Portfolio, subject to the general control of the Board of Directors of the Fund. Templeton Counsel is a wholly-owned indirect subsidiary of Franklin Resources, Inc. Certain clients of Templeton Counsel may have investment objectives and policies similar to those of the International Equity Portfolio. Templeton Counsel may, from time to time, make recommendations which result in the purchase or sale of a particular security by its other clients simultaneously with the International Equity Portfolio. If transactions on behalf of more than one client during the same period increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price. It is the policy of Templeton Counsel to allocate advisory recommendations and the placing of orders in a manner which is deemed equitable by Templeton Counsel to the accounts involved, including the International Equity Portfolio. When two or more of the clients of Templeton Counsel (including the International Equity Portfolio) are purchasing the same security on a given day from the same broker-dealer, such transactions may be averaged as to price. For its services pursuant to the sub-advisory agreement, Templeton Counsel is paid, by NMIS, compensation at the annual rate of .50% of the average net assets of the International Equity Portfolio, reduced to .40% on assets in excess of $100 million.

     J.P. Morgan Investment Management Inc. ("J.P. Morgan Investment"), 522 Fifth Avenue, New York, New York 10036, provides investment advisory services to the Growth and Income Stock Portfolio, pursuant to an investment sub-advisory agreement. For the services provided, NMIS pays J.P. Morgan Investment a fee at the annual rate of .45% on the first $100 million of the Portfolio's assets,
 .40% on the next $100 million, .35% on the next $200 million and .30% on assets in excess of $400 million.

     J.P. Morgan Investment is an investment manager for corporate, public, and union employee benefit funds, foundations, endowments, insurance companies, government agencies and the accounts of other institutional investors. A wholly owned subsidiary of J.P. Morgan & Co. Inc., J.P. Morgan Investment was incorporated in the state of Delaware on February 7, 1984 and commenced operations on July 2, 1984. It was formed from the Institutional Investment Group of Morgan Guaranty Trust Company of New York, also a subsidiary of J.P. Morgan & Co. Inc.

     Morgan acquired its first tax-exempt client in 1913 and its first pension account in 1940. Assets under management have grown to over $300 billion as of 12/31/98. With offices in London and Singapore, J.P. Morgan Investment draws from a worldwide resources base to provide comprehensive service to an international group of clients. Investment management activities in Japan, Australia, and Germany are carried out by affiliates, Morgan Trust Bank in Tokyo, J.P. Morgan Investment Management Australia Limited in Melbourne, and J.P. Morgan Investment GmbH in Frankfurt.

     J.P. Morgan Investment currently provides investment advisory services to the following investment companies: A. the J.P. Morgan Treasury Money Market Portfolio, the J.P. Morgan Bond Portfolio, the J.P. Morgan Equity Portfolio, the J.P. Morgan Small Company Portfolio, and the J.P. Morgan International Opportunities Portfolio, which are portfolios of the J.P. Morgan Series Trust II, an open-end diversified investment company registered under the Investment Company Act of 1940. B. The Prime Money Market Portfolio, The Federal Money Market Portfolio, The Tax Exempt Money Market Portfolio, The Short Term Bond Portfolio, The U.S. Fixed Income Portfolio, The Tax Exempt Bond Portfolio, The New York Tax Exempt Bond Portfolio, The U.S. Equity Portfolio, The U.S. Small Company Portfolio, The International Equity Portfolio, The Emerging Markets Equity Portfolio and The Diversified Portfolio, which are open-end investment companies registered under the Investment Company Act of 1940; C. The European Equity Portfolio, The Disciplined Equity Portfolio, The International Opportunities Portfolio, The Emerging Markets Debt Portfolio and The U.S. Small Company Opportunities Portfolio which are sub-trusts of the Series Portfolio, an open-end investment company registered under The Investment Company Act of 1940; The Treasury Money Market Portfolio and The Global Strategic Income Portfolio which are sub-trusts of Series Portfolio II, an open-end investment company registered under the Investment Company Act of 1940; D. J.P. Morgan Tax Aware U.S. Equity Fund, J.R. Morgan Tax Aware Disciplined Equity Fund, J.P. Morgan California Bond Fund, J.P. Morgan Global 50 Fund, J.P. Morgan Market Neutral Fund, J.P. Morgan Large Cap Growth Fund and J.P. Market Smart Index Fund Fund which are portfolios of J.P. Morgan Series Trust, an open-end investment Company registered under the Investment Company Act of 1940. Morgan Guaranty provides or arranges for the provision of certain financial and administrative services and oversees fund accounting for the Trust. J.P. Morgan Investment also acts as the subadviser to the following U.S. registered investment companies which are otherwise unaffiliated with J.P. Morgan Investment: Advantus Series Fund, Inc. - Macro-Cap Value Portfolio, American Century - Benham International Bond Fund, American General Series Portfolio Company 2 - American General Small Cap Growth Fund, American General Series Portfolio Company 3 - American General Small Cap Growth Fund, , American Skandia Master Trust - ASMT JPM Money Market Portfolio, American Skandia Trust -AST Money Market Portfolio, COVA Series Trust - International Equity Portfolio, COVA Series Trust - Large Capital Stock Portfolio, COVA Series Trust - Quality Bond Portfolio, COVA Series Trust - Select Equity Portfolio, COVA Series Trust - Small Capital Stock Portfolio,

Endeavor Series Trust - Enhanced Index Portfolio, EQ Advisors Trust - JPM Core Bond Portfolio, Frank Russell Emerging Markets Fund, Frank Russell Equity Q Fund, Frank Russell Equity T Fund, Frank Russell International Fund, Frank Russell International Securities Fund, Frank Russell Quantitative Equity Fund, Jefferson Pilot Variable Fund, Inc. - Balanced Portfolio, JNL Series Trust -JNL/JPM International & Emerging Markets Series, John Hancock Variable Series Trust I - Strategic Bond Portfolio, Liberty ALL-STAR Equity Fund, Liberty ALL-STAR Equity Fund Variable Series, Mason Street Funds, Inc.
- Growth and Income Stock Fund, Mutual Investment Fund of Connecticut, Nationwide Separate Account Trust - Nationwide Global Equity Fund, Pacific Select Fund - The Equity Income Portfolio, Pacific Select Fund - The Multi-Strategy Portfolio, Phoenix Edge Series Fund - JPM Research Enhanced Index Series, Preferred Fixed Income Fund, Principal Variable Contracts Fund, Inc. - Small CapValue Fund, Tridan Corporation, WRL Series Fund, Inc. - Money Market Portfolio, WRL Series Fund, Inc. - Real Estate Securities Portfolio.

     Northwestern Mutual Life is the licensee under two License Agreements with Standard & Poor's, dated as of November 30, 1990 and February 19, 1999 for the S&P 500 Index and the S&P MidCap 400 Index, respectively, relating to the Fund as well as certain other mutual funds sponsored by Northwestern Mutual Life. The following disclaimers and limitations are included in accordance with the requirements of the License Agreements:

          The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's ("S&P"), a division of The McGraw-Hill Companies, Inc., and none of the Portfolios of the Fund is so sponsored, endorsed, sold or promoted.
     S&P makes no representation or warranty, express or implied, to the owners of the Fund or any of its Portfolios or any member of the public regarding the advisability of investing in securities generally or in the Fund or any of its Portfolios particularly or the ability of the S&P 500 Index or the S&P MidCap 400 Index to track general stock market performance. S&P's only relationship to the Licensee is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index and the S&P MidCap 400 Index, both of which are determined, composed and calculated by S&P without regard to the Licensee or the Fund. S&P has no obligation to take the needs of the Licensee or the owners of the Fund or any of its Portfolios into consideration in determining, composing or calculating the S&P 500 Index and the S&P MidCap 400 Index. S&P is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Fund or any of its Portfolios to be issued or in the determination or calculation of the equation by which the Fund or any of its Portfolios is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Fund.

          S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR THE S&P MIDCAP 400 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR THE S&P MIDCAP 400 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OR MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX AND THE S&P MIDCAP 400 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

     The custodian for the Index 400 Stock, Small Cap Growth Stock, Index 500 Stock, Aggressive Growth Stock and Balanced Portfolio is The Chase Manhattan

Bank, N.A., One Chase Manhattan Plaza, New York, New York 10081. The custodian for the Select Bond, High Yield Bond, Money Market, Growth Stock and Growth and Income Stock Portfolios is Bankers Trust Company, 16 Wall Street, New York, New York 10015. The custodian for the International Equity Portfolio is Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts 02109. The custodians maintain custody of securities and other assets of the respective Portfolios and perform certain services in connection with the purchase, sale, exchange and pledge of securities of the Portfolios. Canadian Imperial Bank of Commerce, Commerce Court, Ontario, Canada M5L 1A2 provides custodial services for the Fund in Canada.

     PricewaterhouseCoopers LLP, 100 East Wisconsin Avenue, Suite 1500, Milwaukee, Wisconsin 53202, is the independent public accountant of the Fund and performs auditing services for the Fund.

PORTFOLIO TRANSACTIONS AND BROKERAGE ALLOCATION AND OTHER PRACTICES

     There is generally no stated commission in the case of fixed-income securities, which are traded in the over-the-counter markets, but the price paid by the Fund usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by the Fund includes a disclosed, fixed commission or discount retained by the underwriter or dealer. Transactions on U.S. stock exchanges and other agency transactions involve the payment by the Fund of negotiated brokerage commissions. Such commissions vary among different brokers. Also, a particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. In the case of securities traded on some foreign stock exchanges, brokerage commissions may be fixed and the investment adviser or sub-adviser may be unable to negotiate commission rates for these transactions.

     The investment adviser, or sub-adviser in the case of the Growth and Income Stock and International Equity Portfolios, places all orders for the purchase and sale of portfolio securities, options, and futures contracts for each Portfolio through a substantial number of brokers and dealers or futures commission merchants. In executing transactions, the investment adviser or sub-adviser will attempt to obtain the best net results for the Portfolio, taking into account such factors as price (including the applicable brokerage commission or dollar spread), size of order, the nature of the market for the security, the timing of the transaction, the reputation, experience and financial stability of the broker-dealer involved, the quality of the service, the difficulty of execution and operational facilities of the firms involved, and the firm's risk in positioning a block of securities. In transactions on stock exchanges in the United States, payments of brokerage commissions are negotiated. In effecting purchases and sales of portfolio securities in transactions on United States stock exchanges for the account of the Fund, the investment adviser or sub-adviser may pay higher commission rates than the lowest available when the investment adviser or sub-adviser believes it is reasonable to do so in light of the value of the brokerage and research services provided by the broker effecting the transaction, as described below. In the case of securities traded on some foreign stock exchanges, brokerage commissions may be fixed and the investment adviser or sub-adviser may be unable to negotiate commission rates for these transactions. In the case of securities traded on the over-the-counter markets, there is generally no stated commission, but the price includes an undisclosed commission or markup.

     Some securities considered for investment by the Fund's Portfolios may also be appropriate for other clients served by the investment adviser or sub-adviser. If a purchase or sale of securities consistent with the investment policies of a Portfolio and one or more of these clients served by the investment adviser or sub-adviser is considered at or about the same time, transactions in such securities will be allocated among the Portfolios and clients in a manner deemed fair and reasonable by the investment adviser or sub-adviser. Although there is no specified formula for allocating such transactions, the various allocation methods used by the investment adviser or sub-adviser, and the results of such allocations, are subject to periodic review by the Fund's investment adviser and directors.

     It has for many years been a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive research services from broker-dealers which execute portfolio transactions for the clients of such advisers. Consistent with this practice, the investment adviser or sub-adviser may receive research services from many broker-dealers with which the investment adviser or sub-adviser places portfolio transactions. These services, which in some cases may also be purchased for cash, include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities. Some of these services may be of value to the investment adviser or sub-adviser in advising its various clients (including the Portfolios), although not all of these services are necessarily useful and of value in managing a Portfolio.

     As permitted by Section 28(e) of the Securities Exchange Act of 1934, the investment adviser or sub-adviser may cause a Portfolio to pay a broker-dealer, which provides "brokerage and research services" (as defined in the Act) to the investment adviser or sub-adviser, an amount of disclosed commission for effecting a securities transaction for the Portfolio in excess of the commission which another broker-dealer would have charged for effecting that transaction.

     There are no arrangements whatsoever, written or oral, relating to the allocation to specific brokers of orders for Portfolio transactions. Consideration is given to those firms providing statistical and research services to the investment adviser or sub-adviser, but it is not the policy of any Portfolio to pay higher brokerage commissions to a firm solely because it has provided such services. In 1998 all brokerage business was allocated to firms which provided these services. Statistical and research services furnished by brokers typically include: analysts' reports on companies and industries, market forecasts, economic analyses and the like. Such services may tend to reduce the expenses of the adviser or sub-adviser and this has been considered in setting the advisory fee paid by each Portfolio. During the years ended December 31, 1996, 1997, and 1998, the Fund paid brokerage commissions of $1,859,133, $3,985,791 and $5,133,812, respectively.

     The Directors of the Fund have recently authorized the investment adviser and sub-advisers to place portfolio orders for the Fund with Robert W. Baird & Co. Incorporated ("Baird"), a broker-dealer which is a corporate affiliate of Northwestern Mutual Life. This authorization is subject to all applicable legal requirements, including procedures adopted by the Directors. During 1997, the Fund paid $21,869 in commissions to Baird. This represents .5% of the aggregate brokerage commissions paid during 1997 and .6% of aggregate Fund transactions. During 1998, the Fund paid $48,828 in commissions to Baird. This represents 2.4% of the aggregate brokerage commissions paid during 1998 and .3% of aggregate Fund transactions. No orders were placed with an affiliate broker during 1996.

ORGANIZATION AND CAPITAL STOCK

     The Fund was incorporated in Maryland on December 22, 1983.

     The Fund issues a separate class of capital stock for each Portfolio. Each share of capital stock issued with respect to a Portfolio has a pro rata interest in the assets of that Portfolio and has no interest in the assets of any other Portfolio. Each share of capital stock is entitled to one vote on all matters submitted to a vote of shareholders. Shares of a Portfolio will be voted separately, however, on matters affecting only that Portfolio, including approval of the Investment Advisory Agreement and changes in fundamental investment policies of a Portfolio. The assets of each Portfolio are charged with the liabilities of the Portfolio and their proportionate share of the general liabilities of the Fund based on the relative asset size of the Portfolios at the time the liabilities are incurred. All shares may be redeemed for cash at any time.

     All of the outstanding shares of each Portfolio are owned of record by Northwestern Mutual Life. Shares of each Portfolio are presently being offered only to Northwestern Mutual Life and its separate investment accounts used for
variable annuity contracts and variable life insurance policies.   The shares
held in connection with certain of the separate investment accounts are voted by Northwestern Mutual Life in accordance with instructions received from the owners of the variable annuity contracts and variable life insurance policies. The shares held by Northwestern Mutual Life as general assets are voted by Northwestern Mutual Life in the same proportions as the shares held in connection with these separate investment accounts. If applicable laws, regulations or interpretations change so as to permit Northwestern Mutual Life to vote the Fund shares in its own discretion, it may elect to do so.

     As stated above, the shares of the Fund are offered to separate investment accounts to fund both variable life insurance policies and variable annuity contracts. Because of differences in tax treatment or other considerations it is possible that the interests of variable life insurance policyowners, owners of variable annuity contracts or owners of other contracts that may participate in the Fund in the future might at some time be in conflict. The Board of Directors of the Fund will monitor for any material conflicts and determine what action, if any, should be taken. Northwestern Mutual Life has agreed to be responsible, at its cost, to remedy or eliminate any irreconcilable material conflict up to and including establishing a new registered management investment company and segregating the assets underlying the variable annuity contracts and variable life insurance policies.

     The capital stock of the Fund is divided into eleven classes corresponding to the eleven Portfolios of the Fund. Each class is preferred over the other classes with respect to the assets of the Portfolio to which the class relates. Dividends and distributions, including distributions in the event of liquidation, are payable only out of assets of the Portfolio to which the class relates. All shares of the Fund are entitled to vote on all matters submitted to a vote of the shareholders except that shares shall be voted by class on matters concerning only that class, to approve an investment advisory agreement, to approve changes in fundamental policies with respect to that class and when otherwise required by the Investment Company Act of 1940. Shares may be redeemed only for cash, except that capital stock of any class may be redeemed in kind with assets of the Portfolio to which the class relates if the Directors deem such action desirable. Each share is nonassessable and shareholders have no preemptive or conversion rights.

     Each Portfolio is a diversified series of the Fund. The Fund is an open-end management investment company.

PURCHASE, REDEMPTION AND PRICING OF SHARES

     Shares of each Portfolio are offered and redeemed at their net asset value as next determined following receipt of a purchase order or tender for redemption without the addition of any selling commission or "sales load" or any redemption charge. The redemption price may be more or less than the shareholder's cost.

     The net asset value of each share of each Portfolio is the net asset value of the entire Portfolio divided by the number of shares of the Portfolio outstanding. The net asset value of an entire Portfolio is determined by computing the value of all assets of the Portfolio and deducting all liabilities, including reserves and accrued liabilities of the Portfolio. Portfolio securities for which market quotations are readily available are valued at current market value.

     Equity securities listed on a stock exchange and all call options are valued at the closing sale price on the stock or options exchange or, if there has been no such sale, at the closing bid price; stock index futures contracts and interest rate futures contracts are valued at the closing settlement price on the commodities exchange; unlisted equity securities are valued at the closing bid price on the over-the-counter market.

     Debt securities with maturities generally exceeding one year are valued on the basis of valuations furnished by Interactive Data Corporation, a facility which utilizes electronic data processing techniques to report valuations for normal institutional size trading units of debt securities, without regard to exchange or over-the-counter prices, unless the Directors of the Fund determine that in the case of a particular security some other value is fair.

     Money market instruments and debt securities with maturities exceeding sixty days but generally not exceeding one year are valued by marking to market, except for the Money Market Portfolio. Marking to market is based on an average (provided by a communication network) of the most recent bid prices or yields. The marking to market method takes into account unrealized appreciation or depreciation due to changes in interest rates or other factors which would influence the current fair values of such securities.

     Securities with remaining maturities of sixty days or less, and all debt securities of the Money Market Portfolio, are valued on an amortized cost basis or, if the current market value differs substantially from the amortized cost, by marking to market. Under the amortized cost method of valuation, the security will initially be valued at the cost on the date of purchase (or, in the case of securities purchased with more than 60 days remaining to maturity the market value on the 61st day prior to maturity); and thereafter the Portfolio will assume a constant proportionate amortization in value until maturity of any discount or premium.

     The value of a foreign security held by the International Equity Portfolio is determined in its national currency as of the close of trading on the foreign exchange on which it is traded, or as of 4:00 p.m., New York time, if that is earlier, and that value is then converted into its U.S. dollar equivalent at foreign exchange rates in effect at 11:00 a.m., New York time, on the day the value of the foreign security is determined. If no sale is reported at that time, the mean between the current bid and asked price is used. Occasionally, events which affect the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the New York Stock Exchange, and will therefore not be reflected in the computation of the Portfolio's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at fair value as determined by the management and approved in good faith by the Directors of the Fund. Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of business in New York on each day on which the New York Stock Exchange is open. Trading in European or Far Eastern securities generally, or in a particular country or countries, may not take place on every New York business day. Furthermore, trading takes place in various foreign markets on days which are not business days in New York and on which the Fund's net asset value is not calculated. The International Equity Portfolio calculates net asset value per share, and therefore effects sales and redemptions of its shares, as of the close of the New York Stock Exchange once on each day on which that Exchange is open. Such calculation does not take place contemporaneously with the determination of the prices of many of the portfolio securities used in such calculation and if events occur which materially affect the value of these foreign securitie, they will be valued at fair market value as determined by the management and approved in good faith by the Directors of the Fund.

     All other assets, including any securities for which market quotations are not readily available, will be valued at their fair value as determined in good faith by the Directors of the Fund. The net asset value is determined as of the close of trading on the New York Stock Exchange on each day during which the Exchange is open for trading. In accordance with the requirements of the Investment Company Act of 1940 the Portfolios will also determine the net asset value of their shares on any other day on which there is sufficient trading to materially affect the value of their securities.

     The Money Market Portfolio will use its best efforts to maintain a constant net asset value per share of $1.00 (computed to an accuracy of $.005); however, the net asset value is subject to fluctuation based upon changes in the value of the Portfolio's securities. Accordingly, if net losses on the Portfolio's securities for a given period exceed income after expenses, the net asset value per share of Money Market Portfolio capital stock will decline. The Board of Directors of the Fund will take such action as it considers appropriate to maintain the stability of the net asset value per share. For example, the Directors may reduce or suspend the payment of dividends if the net asset value per share should decline below $.995 and the Directors may supplement such dividends with other distributions if the net asset value per share should rise above $1.005.

     The total offering price per share for each Portfolio is computed as follows:

                            SPECIMEN PRICE-MAKE-UP SHEET
                             (as of December 31, 1998)


                      AGGRESSIVE        INTERNATIONAL        GROWTH AND
                     GROWTH STOCK          EQUITY           GROWTH STOCK       INCOME STOCK
                      PORTFOLIO           PORTFOLIO          PORTFOLIO           PORTFOLIO
                    --------------      -------------       ------------       -------------
NET ASSETS          $1,137,467,243      $671,105,795        $421,281,701        $570,970,130

NUMBER OF SHARES
 OUTSTANDING           328,396,433       400,190,764         187,468,667         351,523,199

NET ASSET VALUE
 PER SHARE
(NET ASSETS
 DIVIDED BY
NUMBER OF SHARES
(OUTSTANDING)            $3.464              $1.677              $2.247              $1.624


OFFERING AND
 REDEMPTION
 PRICE PER SHARE         $3.46               $1.68               $2.25               $1.62


                       INDEX 500            BALANCED          HIGH YIELD
                    STOCK PORTFOLIO        PORTFOLIO        BOND PORTFOLIO
                    ---------------     --------------      --------------
NET ASSETS          $1,690,680,293      $3,282,069,954      $ 184,783,386

NUMBER OF SHARES
 OUTSTANDING           514,113,472       1,475,966,374        197,519,383

NET ASSET VALUE
 PER SHARE
(NET ASSETS
DIVIDED BY
NUMBER OF SHARES
OUTSTANDING)             $3.289              $2.224              $0.936

OFFERING AND
 REDEMPTION PRICE
 PER SHARE               $3.29               $2.22               $0.94



                              SELECT BOND         MONEY MARKET
                               PORTFOLIO            PORTFOLIO
                              -----------         ------------
NET ASSETS                    $298,033,454        $291,464,693


NUMBER OF SHARES
 OUTSTANDING                  238,596,316          291,476,496


NET ASSET VALUE
 PER SHARE
(NET ASSETS
DIVIDED BY
NUMBER OF SHARES
OUTSTANDING)                       $1.249              $1.000


OFFERING AND
 REDEMPTION PRICE
 PER SHARE                         $1.25               $1.00


     Payment for the shares redeemed must be made within seven days after the evidence of ownership of such shares is tendered to the Fund; however, the right to redeem Fund shares may be suspended, or payment of the redemption value postponed, during any period in which the New York Stock Exchange is closed or trading thereon is restricted, or any period during which an emergency exists, or as otherwise permitted by the Investment Company Act of 1940.

TAXES AND DIVIDENDS

     Each Portfolio is qualified or intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. In order to avoid taxation of capital gains under Subchapter M of the Code, each Portfolio, except the Money Market Portfolio, will distribute net capital gains annually. Net capital gains from the sale of investments will be calculated by subtracting any unused capital loss carryforward from net realized gain for the year, as prescribed by the Internal Revenue Code. No distribution of realized capital gains will be made until any capital loss carryforward has been exhausted or expired. At the end of its last fiscal year, the High Yield Bond Portfolio had an unused capital loss carryforward of $2,519,798.

CALCULATION OF YIELD QUOTATIONS OF THE MONEY MARKET PORTFOLIO

     The Money Market Portfolio's yield is its current investment income expressed in annualized terms. The Portfolio's yield is calculated by determining the net change in the value of a pre-existing account having a balance of one share at the beginning of a seven-day base period. The net change in the value of the account is divided by the value of the account at the beginning of the period to obtain the base period return. The result is then multiplied by 365 and divided by seven, with the resulting annualized yield carried to the nearest hundredth of one percent. For purposes of this calculation the net change in the value of the account reflects the value of additional Portfolio shares purchased with dividends from the original share and dividends declared on both the original share and any such additional shares. The calculation reflects net investment income of the Portfolio for the period, including accrued interest income plus or minus amortized purchase discount or premium, less all accrued expenses, but does not include realized or unrealized gains or losses.

                                      APPENDIX A


Description of Ratings as Provided by the Rating Services


CORPORATE BONDS

     MOODY'S INVESTORS SERVICE, INC.


     Aaa--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they compromise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa--Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba--Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and, thereby, not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the security over any long period of time may be small.

     Caa--Bonds which are rated Caa are of poor standing. Such securities may be in default or there may be present elements of danger with respect to principal or interest.

     Ca--Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C--Bonds which are rated C are the lowest rated class of bonds and are regarded as having extremely poor prospects of ever attaining any real investment standing.

     Absence of Rating: Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

     Should no rating be assigned, the reason may be one of the following:

     1.   An application for rating was not received or accepted.

     2. The issue or issuer belongs to a group of securities that are not rated as a matter of policy.

     3.   There is a lack of essential data pertaining to the issue or issuer.

     4. The issue was privately placed, in which case the rating is not published in Moody's publications.

     Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

     Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic ratings classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

     STANDARD & POOR'S

     AAA--Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

     AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

     A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

     BB, B, CCC, CC, C--Debt is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal in accordance with the terms of this obligation. "BB" indicates the least degree of speculation and "C" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     BB--Debt rated "BB" has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB-" rating.

     B--Debt rated "B" has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB-" rating.

     CCC--Debt rated "CCC" has a currently indefinable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The "CCC" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "B" or "B-" rating.

     CC--The rating "CC" is currently highly vulnerable to nonpayment.

     C--The rating "C" is typically applied to debt subordinated to senior debt which is assigned an actual or implied "CCC-" debt rating. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

     CI--The rating "CI" is reserved for income bonds on which no interest is being paid.

     D--Debt rated "D" is in payment default. The "D" rating is used when interest payments or principal are not made on the date due even if the applicable grace period has not expired, unless S&P believe that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

     Plus (+) or Minus (-)--The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

     NR--Not rated.

PREFERRED STOCKS

     MOODY'S INVESTORS SERVICE, INC.

     aaa--considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

     aa--considered a high-grade preferred stock. This rating indicates that there is a reasonable assurance that earnings and asset protection will remain relatively well maintained in the foreseeable future.

     a--considered to be an upper-medium-grade preferred stock. While risks are judged to be somewhat greater than in the aaa and aa classifications, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

     baa--considered to be medium-grade, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

     ba--considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

     b--generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

     caa--likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

     ca--speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.

     c--lowest rated class of preferred or preference stock. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Moody's applies numerical modifiers 1, 2 and 3 in each rating classification: the modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

     STANDARD & POOR'S

     "AAA"--This is the highest rating that may be assigned by S&P to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

     "AA"--A preferred stock issue rated "AA" also qualifies as a high-quality fixed-income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated "AAA".

     "A"--An issued rated "A" is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

     "BBB"--An issue rated "BBB" is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for preferred stock in this category than for issues in the "A" category.

     "BB", "B", "CCC"--Preferred stock rated "BB", "B", and "CCC" are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations. "BB" indicates the lowest degree of speculation and "CCC" the highest degree of speculation. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     "CC"--The rating "CC" is reserved for a preferred stock issue in arrears on dividends or sinking fund payments but that is currently paying.

     "C"--The preferred stock rated "C" is a non-paying issue.

     "D"--A preferred stock rated "D" is a non-paying issue with the issuer in default on debt instruments.

     NR indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

     Plus(+) or Minus(-)--To provide more detailed indications of preferred stock quality, the ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

COMMERCIAL PAPER

     MOODY'S INVESTORS SERVICE

     The term "commercial paper" as used by Moody's means promissory obligations not having an original maturity in excess of one year.

     Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

     Issuers rated PRIME-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. PRIME-1 repayment ability will often be evidenced by the following characteristics:

     --   Leading market positions in well-established industries.

     --   High rates of return on funds employed.

     -- Conservative capitalization structures with moderate reliance on debt and ample asset protection.

     -- Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

     -- Well-established access to a range of financial markets and assured sources of alternate liquidity.

     Issuers rated PRIME-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     Issuers rated PRIME-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

     Issuers rated NOT PRIME do not fall within any of the Prime rating categories.

     STANDARD & POOR'S

     S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into several categories ranging from "A-1" for the highest quality obligations to "D" for the lowest. These categories are as follows:

     A-1 Commercial paper rated "A-1" is regarded as having a very strong degree of safety regarding timely payment. A "+" designation is applied to those issues which possess extremely strong safety characteristics.

     A-2 Commercial paper rated "A-2" is regarded as having a satisfactory capacity for timely payment. However, the relative degree of safety is not as high as for issues designated "A-1"

     A-3 Commercial paper rated "A-3" is regarded as having an adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

     B Commercial paper rated "B" is regarded as having only speculative capacity for timely payment.

     C Commercial paper rated "C" is regarded as having a doubtful capacity for repayment.

     D Commercial paper rated "D" is in payment default. The "D" rating is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

                                      APPENDIX B

                                 Glossary of Terms

CERTIFICATE OF DEPOSIT
     A certificate of deposit is a short term obligation of a commercial bank.

EURODOLLAR CERTIFICATE OF DEPOSIT
     A Eurodollar certificate of deposit is a short term obligation of a foreign subsidiary of a U.S. bank payable in U.S. dollars.

TIME DEPOSIT
     A time deposit is a deposit in a commercial bank for a specified period of time at a fixed interest rate for which a negotiable certificate is not received.

BANKERS' ACCEPTANCE
     A bankers' acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with international commercial transactions.

VARIABLE AMOUNT MASTER NOTE
     A variable amount master note is a note which fixes a minimum and maximum amount of credit and provides for lending and repayment within those limits at the discretion of the lender.

COMMERCIAL PAPER
     Commercial paper is a short term promissory note issued by a corporation primarily to finance short term credit needs.

                          REPORT OF INDEPENDENT ACCOUNTANTS


To the Shareholder and Board of Directors of the Northwestern Mutual Series Funds, Inc

In our opinion, the accompanying statements of assets and liabilities present fairly, in all material respects, the financial position of the Index 400 Stock Portfolio and Small Cap Growth Stock Portfolio (constituting two series of the Northwestern Mutual Series Funds, Inc., hereafter referred to as the "Funds") at April 16, 1999, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.





/s/PRICEWATERHOUSECOOPERS, LLP



Milwaukee, Wisconsin
April 26, 1999




                                       B-39-a

       NORTHWESTERN MUTUAL SERIES FUND, INC. - INDEX 400 STOCK PORTFOLIO
                      STATEMENT OF ASSETS AND LIABILITIES
                                 April 16, 1999


Assets
     Cash                                                   $ 10,000

Liabilities
     Payable to Advisor                                          -
                                                            --------

Net Assets                                                  $ 10,000
                                                            --------
                                                            --------

Aggregate Paid In Capital
     ($0.01 par value; 2,000,000,000 shares authorized;
     10,000 shares outstanding)                             $ 10,000
                                                            --------
                                                            --------

Net Asset Value, Offering and Redemption Price              $   1.00
                                                            --------
                                                            --------

The Accompanying Notes are an Integral Part of the Financial Statements.


                                         39-b

    NORTHWESTERN MUTUAL SERIES FUND, INC. - SMALL CAP GROWTH STOCK PORTFOLIO
                      STATEMENT OF ASSETS AND LIABILITIES
                                 April 16, 1999

Assets
     Cash                                                   $ 10,000

Liabilities
     Payable to Advisor                                          -
                                                            --------

Net Assets                                                  $ 10,000
                                                            --------
                                                            --------

Aggregate Paid In Capital
     ($0.01 par value; 2,000,000,000 shares authorized;
     10,000 shares outstanding)                             $ 10,000
                                                            --------
                                                            --------


Net Asset Value, Offering and Redemption Price              $   1.00
                                                            --------
                                                            --------



The Accompanying Notes are an Integral Part of the Financial Statements.


                                         39-c

                        NORTHWESTERN MUTUAL SERIES FUND, INC.
            INDEX 400 STOCK PORTFOLIO AND SMALL CAP GROWTH STOCK PORTFOLIO
                            NOTES TO FINANCIAL STATEMENTS
                                    April 16, 1999

Note 1: The Northwestern Mutual Series Fund, Inc. ("NMSF") is registered as a diversified open-end investment company under the Investment Company Act of 1940. The Index 400 Stock Portfolio and the Small Cap Growth Stock Portfolio will be part of the NMSF. The Index 400 Stock Portfolio and the Small Cap Growth Stock Portfolio have had no operations other than the sale of 10,000 shares of Common Stock at $1.00 per share on April 16, 1999 to The Northwestern Mutual Life Insurance Company.

Note 2: Northwestern Mutual Investment Services, Inc, ("NMIS") serves as investment advisor to the NMSF. The Index 400 Stock and the Small Cap Growth Stock Portfolios pay NMIS an annual fee for investment advisory services based on average daily net assets of each Portfolio. The Index 400 Stock Portfolio pays .25% of net assets to NMIS and the Small Cap Growth Stock Portfolio pays .80% on the first $50 million, .65% on the next $50 million and .50% on net assets in excess of $100 million.

           In addition, each Portfolio pays custodian fees, auditing fees, registration fees, and the printing and mailing costs of sending reports and other information to existing shareholders.

           NMIS and affiliates have agreed to waive their fees and absorb certain other operating expenses during the first year of operations to the extent necessary so that Total Operating Expenses will not exceed .35% for the Index 400 Stock Portfolio and 1.00% for the Small Cap Growth Stock Portfolio.

Note 3: The management agreement indicates that all organizational costs will be paid by NMIS and affiliates.

Note 4: NMSF intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to their shareholders sufficient to relieve it from all or substantially all Federal income taxes.


                                         39-d

ACCOUNTANTS' REPORT

                           [LOGO]

REPORT OF INDEPENDENT ACCOUNTANTS


To The Shareholders and Board of Directors of
Northwestern Mutual Series Fund, Inc.


In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Aggressive Growth Stock Portfolio, International Equity Portfolio, Growth Stock Portfolio, Growth and Income Stock Portfolio, Index 500 Stock Portfolio, Balanced Portfolio, High Yield Bond Portfolio, Select Bond Portfolio and Money Market Portfolio (constituting Northwestern Mutual Series Fund, Inc., hereafter referred to as the "Fund") at December 31, 1998, the results of each of their operations for the year then ended, the changes in each of their net assets for the two years in the period ended December 31, 1998, and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentations. We believe that our audits, which included confirmations of the securities at December 31, 1998 by correspondence with the custodian and brokers provide a reasonable basis for the opinion expressed above.


/s/ PricewaterhouseCoopers LLP

Milwaukee, Wisconsin
January 25, 1999

AGGRESSIVE GROWTH STOCK PORTFOLIO
NORTHWESTERN MUTUAL SERIES FUND, INC.
Aggressive Growth Stock Portfolio
Financial Statements
(IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1998

ASSETS
  Common Stocks (cost $679,951).................................................  $1,043,782
  Money Market Investments (cost $95,978).......................................      95,978
                                                                                  -----------
                                                                                   1,139,760
  Cash..........................................................................          17
  Due from Sale of Securities...................................................       5,022
  Due from Futures Variation Margin.............................................          92
  Dividends and Interest Receivable.............................................          58
  Due from Sale of Fund Shares..................................................           5
                                                                                  -----------
    Total Assets................................................................   1,144,954
                                                                                  -----------
LIABILITIES
  Due on Purchase of Securities.................................................       6,087
  Due on Redemption of Fund Shares..............................................         911
  Due to Investment Advisor.....................................................         466
  Accrued Expenses..............................................................          24
                                                                                  -----------
    Total Liabilities...........................................................       7,488
                                                                                  -----------
NET ASSETS......................................................................  $1,137,466
                                                                                  -----------
                                                                                  -----------
REPRESENTED BY:
  Aggregate Paid in Capital (2,000,000 shares authorized, $.01 par value;
   328,396 shares outstanding)..................................................  $  736,043
  Undistributed Net Investment Income...........................................         390
  Undistributed Accumulated Net Realized Gain on Investments....................      36,213
  Net Unrealized Appreciation of:
    Investment Securities.......................................................     363,831
    Index Futures Contracts.....................................................         989
                                                                                  -----------
  Net Assets for 328,396 Shares Outstanding.....................................  $1,137,466
                                                                                  -----------
                                                                                  -----------
  Net Asset Value, Offering and Redemption Price per Share......................  $     3.46
                                                                                  -----------
                                                                                  -----------

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1998

INVESTMENT INCOME
  Income
    Interest....................................................................  $  5,107
    Dividends...................................................................       850
                                                                                  ---------
      Total Income..............................................................     5,957
                                                                                  ---------
  Expenses
    Management Fees.............................................................     5,550
    Custodian Fees..............................................................        26
    Other Expenses..............................................................        18
                                                                                  ---------
      Total Expenses............................................................     5,594
                                                                                  ---------
        Less Custodian Fees:
           Paid by Affiliate....................................................       (16)
           Paid Indirectly......................................................       (10)
                                                                                  ---------
      Total Net Expenses........................................................     5,568
                                                                                  ---------
  Net Investment Income.........................................................       389
                                                                                  ---------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net Realized Gain on Investments:
    Investment Securities.......................................................    33,076
    Index Futures Contracts.....................................................     3,149
                                                                                  ---------
      Net Realized Gain on Investments for the Year.............................    36,225
                                                                                  ---------
  Net Change in Unrealized Appreciation of:
    Investment Securities.......................................................    42,088
    Index Futures Contracts.....................................................     1,371
                                                                                  ---------
      Net Change in Unrealized Appreciation of Investments for the Year.........    43,459
                                                                                  ---------
  Net Gain on Investments.......................................................    79,684
                                                                                  ---------
NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS......................................................  $ 80,073
                                                                                  ---------
                                                                                  ---------

    The Accompanying Notes are an Integral Part of the Financial Statements

NORTHWESTERN MUTUAL SERIES FUND, INC.
Aggressive Growth Stock Portfolio
Statement of Changes in Net Assets
(IN THOUSANDS)

                                               FOR THE             FOR THE
                                             YEAR ENDED          YEAR ENDED
                                            DECEMBER 31,        DECEMBER 31,
                                                1998                1997
                                          -----------------   -----------------
INCREASE IN NET ASSETS
  Operations
    Net Investment Income...............     $      389          $      600
    Net Realized Gain on Investments....         36,225              44,968
    Net Change in Unrealized
     Appreciation of Investments for the
     Period.............................         43,459              82,701
                                          -----------------   -----------------
      Net Increase in Net Assets
      Resulting from Operations.........         80,073             128,269
                                          -----------------   -----------------
  Distributions to Shareholders from:
    Net Investment Income...............           (389)                 --
    Net Realized Gain on Investments....        (39,790)            (57,365)
                                          -----------------   -----------------
      Net Decrease in Net Assets
      Resulting from Distributions to
      Shareholders......................        (40,179)            (57,365)
                                          -----------------   -----------------
  Fund Share Transactions
    Proceeds from Sale of 23,019 and
     35,663 Shares......................         74,489             110,666
    Proceeds from Shares Issued on
     Reinvestment of Distributions Paid
     (11,431 and 20,913 shares,
     respectively)......................         40,180              57,365
    Payments for 25,793 and 14,059
     Shares Redeemed....................        (84,165)            (43,793)
                                          -----------------   -----------------
      Net Increase in Net Assets
      Resulting from Fund Share
      Transactions
       (8,657 and 42,517 shares,
      respectively).....................         30,504             124,238
                                          -----------------   -----------------
  Total Increase in Net Assets..........         70,398             195,142
NET ASSETS
  Beginning of Period...................      1,067,068             871,926
                                          -----------------   -----------------
  End of Period (includes undistributed
   net investment income of $390 and
   $390, respectively)..................     $1,137,466          $1,067,068
                                          -----------------   -----------------
                                          -----------------   -----------------

    The Accompanying Notes are an Integral Part of the Financial Statements

NORTHWESTERN MUTUAL SERIES FUND, INC.
Aggressive Growth Stock Portfolio
Financial Highlights
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                                                     FOR THE
                                                                                                  PERIOD MAY 3,
                                                    FOR THE YEAR ENDED DECEMBER 31,               1994* THROUGH
                                          ----------------------------------------------------    DECEMBER 31,
                                               1998           1997         1996        1995           1994
                                          --------------   -----------   ---------   ---------   ---------------
SELECTED PER SHARE DATA
  Net Asset Value, Beginning of
   Period...............................    $     3.34     $     3.15    $   2.77    $   2.00       $   1.91
    Income from Investment Operations:
      Net Investment Income.............            --             --          --          --             --
      Net Realized and Unrealized Gains
       on Investments...................          0.24           0.39        0.49        0.78           0.09
                                          --------------   -----------   ---------   ---------   ---------------
        Total from Investment
         Operations.....................          0.24           0.39        0.49        0.78           0.09
                                          --------------   -----------   ---------   ---------   ---------------
    Less Distributions:
      Distributions from Net Investment
       Income...........................         (0.00)            --          --          --             --
      Distributions from Realized Gains
       on Investments...................         (0.12)         (0.20)      (0.11)      (0.01)            --
                                          --------------   -----------   ---------   ---------   ---------------
        Total Distributions.............         (0.12)         (0.20)      (0.11)      (0.01)            --
                                          --------------   -----------   ---------   ---------   ---------------
Net Asset Value, End of Period..........    $     3.46     $     3.34    $   3.15    $   2.77       $   2.00
                                          --------------   -----------   ---------   ---------   ---------------
                                          --------------   -----------   ---------   ---------   ---------------
Total Return+...........................          7.56%         13.86%      17.70%      39.29%          4.47%++
                                          --------------   -----------   ---------   ---------   ---------------
                                          --------------   -----------   ---------   ---------   ---------------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (in
 thousands).............................    $1,137,466     $1,067,068    $871,926    $577,014       $327,096
                                          --------------   -----------   ---------   ---------   ---------------
                                          --------------   -----------   ---------   ---------   ---------------
Ratio of Expenses to Average Net
 Assets.................................          0.52%          0.53%       0.54%       0.56%          0.58%**
                                          --------------   -----------   ---------   ---------   ---------------
                                          --------------   -----------   ---------   ---------   ---------------
Ratio of Net Investment Income/(Loss) to
 Average Net Assets.....................          0.04%          0.06%      (0.03)%      0.13%          0.29%**
                                          --------------   -----------   ---------   ---------   ---------------
                                          --------------   -----------   ---------   ---------   ---------------
Portfolio Turnover Rate.................         50.43%         57.27%      47.25%      37.84%         21.54%
                                          --------------   -----------   ---------   ---------   ---------------
                                          --------------   -----------   ---------   ---------   ---------------

 * Commencement of Operations.
** Computed on an annualized basis.
 + Total Return includes deductions for management and other fund expenses;
   excludes deductions for sales loads and account fees.
++ Reflects total return for the period; not annualized.

    The Accompanying Notes are an Integral Part of the Financial Statements

INTERNATIONAL EQUITY PORTFOLIO
NORTHWESTERN MUTUAL SERIES FUND, INC.
International Equity Portfolio
Financial Statements
(IN THOUSANDS EXCEPT PER SHARE AMOUNTS)

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1998

ASSETS
  Common Stocks (cost $551,444).................................................  $599,086
  Money Market Investments (cost $70,428).......................................    70,428
  Bonds (cost $5,072)...........................................................     4,421
                                                                                  ---------
                                                                                   673,935
  Cash..........................................................................       886
  Dividends and Interest Receivable.............................................     3,769
  Due from Sale of Securities...................................................     1,948
  Due from Foreign Currency Contracts...........................................     1,639
  Due from Purchase of Fund Shares..............................................       708
                                                                                  ---------
    Total Assets................................................................   682,885
                                                                                  ---------
LIABILITIES
  Due on Purchase of Securities.................................................     7,818
  Due on Redemption of Fund Shares..............................................     1,820
  Due on Foreign Currency Contracts.............................................     1,628
  Due to Investment Advisor.....................................................       374
  Accrued Expenses..............................................................       139
                                                                                  ---------
    Total Liabilities...........................................................    11,779
                                                                                  ---------
NET ASSETS......................................................................  $671,106
                                                                                  ---------
                                                                                  ---------
REPRESENTED BY:
  Aggregate Paid in Capital (2,000,000 shares authorized, $.01 par value;
   400,191 shares outstanding)..................................................  $528,316
  Undistributed Net Investment Income...........................................    19,912
  Undistributed Accumulated Net Realized Gain on Investments....................    75,853
  Net Unrealized Appreciation of:
    Investment Securities.......................................................    46,991
    Foreign Currency Transactions...............................................        34
                                                                                  ---------
  Net Assets for 400,191 Shares Outstanding.....................................  $671,106
                                                                                  ---------
                                                                                  ---------
  Net Asset Value, Offering and Redemption Price per Share......................  $   1.68
                                                                                  ---------
                                                                                  ---------

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1998

INVESTMENT INCOME
  Income
    Dividends (less foreign dividend tax of $672)...............................  $ 20,714
    Interest....................................................................     2,645
                                                                                  ---------
      Total Income..............................................................    23,359
                                                                                  ---------
  Expenses
    Management Fees.............................................................     4,602
    Custodian Fees..............................................................       362
    Other Expenses..............................................................       297
                                                                                  ---------
      Total Expenses............................................................     5,261
                                                                                  ---------
  Net Investment Income.........................................................    18,098
                                                                                  ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
  Net Realized Gain (Loss) on:
    Investment Securities.......................................................    78,474
    Foreign Currency Transactions...............................................      (238)
                                                                                  ---------
      Net Realized Gain For the Period..........................................    78,236
  Net Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities.......................................................   (66,986)
    Foreign Currency Transactions...............................................        79
                                                                                  ---------
      Net Change in Unrealized Depreciation for the Period......................   (66,907)
                                                                                  ---------
  Net Gain on Investments.......................................................    11,329
                                                                                  ---------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS............................  $ 29,427
                                                                                  ---------
                                                                                  ---------

    The Accompanying Notes are an Integral Part of the Financial Statements

NORTHWESTERN MUTUAL SERIES FUND, INC.
International Equity Portfolio
Statement of Changes in Net Assets
(IN THOUSANDS)

                                                         FOR THE
                                                       YEAR ENDED      FOR THE
                                                        DECEMBER      YEAR ENDED
                                                           31,       DECEMBER 31,
                                                          1998           1997
                                                       -----------   ------------
INCREASE IN NET ASSETS
  Operations
    Net Investment Income............................   $ 18,098       $ 16,845
    Net Realized Gain on Investments.................     78,236         22,636
    Net Unrealized Appreciation (Depreciation) of
     Investments for the Period......................    (66,907)        25,359
                                                       -----------   ------------
      Net Increase in Net Assets Resulting from
      Operations.....................................     29,427         64,840
                                                       -----------   ------------
  Distributions to Shareholders from:
    Net Investment Income............................    (16,649)       (12,704)
    Net Realized Gain on Investments.................    (22,793)        (7,542)
                                                       -----------   ------------
      Net Decrease in Net Assets Resulting from
      Distributions to Shareholders..................    (39,442)       (20,246)
                                                       -----------   ------------
  Fund Share Transactions
    Proceeds from Sale of 35,076 and 66,307 Shares...     60,890        110,618
    Proceeds from Shares Issued on Reinvestment of
     Dividends Paid
     (21,530 and 12,598 shares, respectively)........     39,442         20,246
    Payments for 47,205 and 12,361 Shares Redeemed...    (79,061)       (20,797)
                                                       -----------   ------------
    Net Increase in Net Assets Resulting from Fund
     Share Transactions
     (9,401 and 66,544 shares, respectively).........     21,271        110,067
                                                       -----------   ------------
  Total Increase in Net Assets.......................     11,256        154,661
NET ASSETS
  Beginning of Period................................    659,850        505,189
                                                       -----------   ------------
  End of Period (includes undistributed net
   investment income of $19,912 and $16,682
   respectively).....................................   $671,106       $659,850
                                                       -----------   ------------
                                                       -----------   ------------

    The Accompanying Notes are an Integral Part of the Financial Statements

NORTHWESTERN MUTUAL SERIES FUND, INC.
International Equity Portfolio
Financial Highlights
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                                          FOR THE PERIOD
                                                                                           MAY 3, 1994*
                                                 FOR THE YEAR ENDED DECEMBER 31,              THROUGH
                                          ---------------------------------------------    DECEMBER 31,
                                            1998        1997        1996        1995           1994
                                          ---------   ---------   ---------   ---------   ---------------
SELECTED PER SHARE DATA
  Net Asset Value, Beginning of
   Period...............................  $   1.69    $   1.56    $   1.35    $   1.19       $   1.22
    Income from Investment Operations:
      Net Investment Income.............      0.05        0.04        0.04        0.04           0.02
      Net Realized and Unrealized Gains
       on Investments...................      0.04        0.15        0.24        0.13          (0.02)
                                          ---------   ---------   ---------   ---------   ---------------
        Total from Investment
         Operations.....................      0.09        0.19        0.28        0.17           0.00
                                          ---------   ---------   ---------   ---------   ---------------
    Less Distributions:
      Distributions from Net Investment
       Income...........................     (0.04)      (0.04)      (0.03)         --          (0.02)
      Distributions from Realized Gains
       on Investments...................     (0.06)      (0.02)      (0.04)      (0.01)         (0.01)
                                          ---------   ---------   ---------   ---------   ---------------
        Total Distributions.............     (0.10)      (0.06)      (0.07)      (0.01)         (0.03)
                                          ---------   ---------   ---------   ---------   ---------------
Net Asset Value, End of Period..........  $   1.68    $   1.69    $   1.56    $   1.35       $   1.19
                                          ---------   ---------   ---------   ---------   ---------------
                                          ---------   ---------   ---------   ---------   ---------------
Total Return+...........................      4.82%      12.28%      21.01%      14.57%          0.11%++
                                          ---------   ---------   ---------   ---------   ---------------
                                          ---------   ---------   ---------   ---------   ---------------

RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (in
 thousands).............................  $671,106    $659,850    $505,189    $342,127       $292,533
                                          ---------   ---------   ---------   ---------   ---------------
                                          ---------   ---------   ---------   ---------   ---------------
Ratio of Expenses to Average Net
 Assets.................................      0.76%       0.77%       0.81%       0.85%          0.87%**
                                          ---------   ---------   ---------   ---------   ---------------
                                          ---------   ---------   ---------   ---------   ---------------
Ratio of Net Investment Income to
 Average Net Assets.....................      3.38%       2.75%       3.02%       2.68%          2.28%**
                                          ---------   ---------   ---------   ---------   ---------------
                                          ---------   ---------   ---------   ---------   ---------------
Portfolio Turnover Rate.................     30.41%      16.74%      17.07%      26.71%         10.97%
                                          ---------   ---------   ---------   ---------   ---------------
                                          ---------   ---------   ---------   ---------   ---------------

 * Commencement of Operations.
 ** Computed on an annualized basis.
 + Total Return includes deductions for management and other fund expenses;
   excludes deductions for sales loads and account fees.
++ Reflects total return for the period; not annualized.

    The Accompanying Notes are an Integral Part of the Financial Statements

GROWTH STOCK PORTFOLIO
NORTHWESTERN MUTUAL SERIES FUND, INC.
Growth Stock Portfolio
Financial Statements
(IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1998

ASSETS
  Common Stocks (cost $236,355).................................................  $369,494
  Money Market Investments (cost $51,670).......................................    51,670
                                                                                  ---------
                                                                                   421,164
  Cash..........................................................................        58
  Due from Sale of Securities...................................................       394
  Dividends and Interest Receivable.............................................       321
  Due from Sale of Fund Shares..................................................       302
  Due from Futures Variation Margin.............................................        73
                                                                                  ---------
    Total Assets................................................................   422,312
                                                                                  ---------
LIABILITIES
  Due on Purchase of Securities.................................................       807
  Due to Investment Advisor.....................................................       149
  Accrued Expenses..............................................................        44
  Due on Redemption of Fund Shares..............................................        30
                                                                                  ---------
    Total Liabilities...........................................................     1,030
                                                                                  ---------
NET ASSETS......................................................................  $421,282
                                                                                  ---------
                                                                                  ---------
REPRESENTED BY:
  Aggregate Paid in Capital (2,000,000 shares authorized, $.01 par value;
   187,469 shares outstanding)..................................................  $273,705
  Undistributed Net Investment Income...........................................       916
  Undistributed Accumulated Net Realized Gain on Investments....................    11,968
  Net Unrealized Appreciation of:
    Investment Securities.......................................................   133,139
    Index Futures Contracts.....................................................     1,554
                                                                                  ---------
  Net Assets for 187,469 Shares Outstanding.....................................  $421,282
                                                                                  ---------
                                                                                  ---------
  Net Asset Value, Offering and Redemption Price per Share......................  $   2.25
                                                                                  ---------
                                                                                  ---------

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1998

INVESTMENT INCOME
  Income
    Dividends (less foreign dividend tax of $39)................................  $ 2,918
    Interest....................................................................    2,135
                                                                                  --------
      Total Income..............................................................    5,053
                                                                                  --------
  Expenses
    Management Fees.............................................................    1,456
    Custodian Fees..............................................................       15
    Other Expenses..............................................................       36
                                                                                  --------
      Total Expenses............................................................    1,507
                                                                                  --------
      Less Custodian Fees:
        Paid by Affiliate.......................................................      (11)
        Paid Indirectly.........................................................       (4)
                                                                                  --------
      Total Net Expenses........................................................    1,492
                                                                                  --------
  Net Investment Income.........................................................    3,561
                                                                                  --------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net Realized Gain on Investments:
    Investment Securities.......................................................   10,339
    Index Futures Contracts.....................................................    1,637
                                                                                  --------
      Net Realized Gain on Investments for the Period...........................   11,976
                                                                                  --------
  Net Change in Unrealized Appreciation of:
    Investments Securities......................................................   60,643
    Index Futures Contracts.....................................................    1,554
                                                                                  --------
      Net Change in Unrealized Appreciation of Investments for the Period.......   62,197
                                                                                  --------
    Net Gain on Investments.....................................................   74,173
                                                                                  --------
NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS......................................................  $77,734
                                                                                  --------
                                                                                  --------

    The Accompanying Notes are an Integral Part of the Financial Statements

NORTHWESTERN MUTUAL SERIES FUND, INC.
Growth Stock Portfolio
Statement of Changes in Net Assets
(IN THOUSANDS)

                                                             FOR THE       FOR THE
                                                           YEAR ENDED     YEAR ENDED
                                                            DECEMBER     DECEMBER 31,
                                                            31, 1998         1997
                                                           -----------   ------------
INCREASE IN NET ASSETS
  Operations
    Net Investment Income................................   $  3,561       $  2,669
    Net Realized Gain on Investments.....................     11,976         11,942
    Net Change in Unrealized Appreciation of Investments
     for the Period......................................     62,197         42,501
                                                           -----------   ------------
      Net Increase in Net Assets Resulting from
      Operations.........................................     77,734         57,112
                                                           -----------   ------------
  Distributions to Shareholders from:
    Net Investment Income................................     (2,645)        (2,685)
    Net Realized Gain on Investments.....................     (4,068)        (8,527)
                                                           -----------   ------------
      Net Decrease in Net Assets Resulting from
      Distributions to Shareholders......................     (6,713)       (11,212)
                                                           -----------   ------------
  Fund Share Transactions
    Proceeds from Sale of 56,014 and 42,594 Shares.......    112,510         70,967
    Proceeds from Shares Issued on Reinvestment of
     Distributions Paid
     (3,330 and 6,422 shares, respectively)..............      6,713         11,212
    Payments for 6,148 and 31,206 Shares Redeemed........    (12,033)       (55,490)
                                                           -----------   ------------
    Net Increase in Net Assets Resulting from Fund Share
     Transactions
     (53,196 and 17,810 shares, respectively)............    107,190         26,689
                                                           -----------   ------------
  Total Increase in Net Assets...........................    178,211         72,589
NET ASSETS
  Beginning of Period....................................    243,071        170,482
                                                           -----------   ------------
  End of Period (includes undistributed net
   investment income of $916 and $0, respectively).......   $421,282       $243,071
                                                           -----------   ------------
                                                           -----------   ------------

    The Accompanying Notes are an Integral Part of the Financial Statements

NORTHWESTERN MUTUAL SERIES FUND, INC.
Growth Stock Portfolio
Financial Highlights
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                                                     FOR THE PERIOD
                                                                                                      MAY 3, 1994*
                                                           FOR THE YEAR ENDED DECEMBER 31,              THROUGH
                                                    ----------------------------------------------    DECEMBER 31,
                                                       1998         1997        1996        1995          1994
                                                    -----------   ---------   ---------   --------   --------------
SELECTED PER SHARE DATA
  Net Asset Value, Beginning of Period............   $   1.81     $   1.46    $   1.26    $  1.00       $  1.00
    Income from Investment Operations:
      Net Investment Income.......................       0.02         0.02        0.02       0.02          0.01
      Net Realized and Unrealized Gains on
       Investments................................       0.46         0.42        0.25       0.28            --
                                                    -----------   ---------   ---------   --------   --------------
        Total from Investment Operations..........       0.48         0.44        0.27       0.30          0.01
                                                    -----------   ---------   ---------   --------   --------------
    Less Distributions:
      Distributions from Net Investment Income....      (0.02)       (0.02)      (0.02)     (0.02)        (0.01)
      Distributions from Realized Gains on
       Investments................................      (0.02)       (0.07)      (0.05)     (0.02)           --
                                                    -----------   ---------   ---------   --------   --------------
        Total Distributions.......................      (0.04)       (0.09)      (0.07)     (0.04)        (0.01)
                                                    -----------   ---------   ---------   --------   --------------
Net Asset Value, End of Period....................   $   2.25     $   1.81    $   1.46    $  1.26       $  1.00
                                                    -----------   ---------   ---------   --------   --------------
                                                    -----------   ---------   ---------   --------   --------------
Total Return+.....................................      26.69%       29.85%      20.91%     30.82%         1.55%++
                                                    -----------   ---------   ---------   --------   --------------
                                                    -----------   ---------   ---------   --------   --------------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (in thousands)..........   $421,282     $243,071    $170,482    $85,557       $41,868
                                                    -----------   ---------   ---------   --------   --------------
                                                    -----------   ---------   ---------   --------   --------------
Ratio of Expenses to Average Net Assets...........       0.46%        0.49%       0.57%      0.61%         0.71%**
                                                    -----------   ---------   ---------   --------   --------------
                                                    -----------   ---------   ---------   --------   --------------
Ratio of Net Investment Income to Average Net
 Assets...........................................       1.10%        1.24%       1.41%      1.77%         2.30%**
                                                    -----------   ---------   ---------   --------   --------------
                                                    -----------   ---------   ---------   --------   --------------
Portfolio Turnover Rate...........................      21.64%       33.20%      37.61%     46.83%        16.51%
                                                    -----------   ---------   ---------   --------   --------------
                                                    -----------   ---------   ---------   --------   --------------

 * Commencement of Operations.
 ** Computed on an annualized basis.
 + Total Return includes deductions for management and other fund expenses;
   excludes deductions for sales loads and account fees.
++ Reflects total return for the period; not annualized.

    The Accompanying Notes are an Integral Part of the Financial Statements

GROWTH AND INCOME STOCK PORTFOLIO
NORTHWESTERN MUTUAL SERIES FUND, INC.
Growth and Income Stock Portfolio
Financial Statements
(IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1998

ASSETS
  Common Stocks (cost $508,003).................................................  $561,369
  Money Market Investments (cost $9,078)........................................     9,078
                                                                                  ---------
                                                                                   570,447
  Cash..........................................................................        89
  Dividends and Interest Receivable.............................................       687
  Due from Sale of Fund Shares..................................................       175
                                                                                  ---------
    Total Assets................................................................   571,398
                                                                                  ---------
LIABILITIES
  Due to Investment Advisor.....................................................       265
  Due on Redemption of Fund Shares..............................................       119
  Accrued Expenses..............................................................        44
                                                                                  ---------
    Total Liabilities...........................................................       428
                                                                                  ---------
NET ASSETS......................................................................  $570,970
                                                                                  ---------
                                                                                  ---------
REPRESENTED BY:
  Aggregate Paid in Capital (2,000,000 shares authorized, $.01 par value;
   351,523 shares outstanding)..................................................  $450,101
  Undistributed Net Investment Income...........................................       163
  Undistributed Accumulated Net Realized Gain on Investments....................    67,340
  Net Unrealized Appreciation of Investments....................................    53,366
                                                                                  ---------
  Net Assets for 351,523 Shares Outstanding.....................................  $570,970
                                                                                  ---------
                                                                                  ---------
  Net Asset Value, Offering and Redemption Price per Share......................  $   1.62
                                                                                  ---------
                                                                                  ---------

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1998

INVESTMENT INCOME
  Income
    Dividends (less foreign dividend tax of $11)................................  $  6,368
    Interest....................................................................       457
                                                                                  ---------
      Total Income..............................................................     6,825
                                                                                  ---------
  Expenses
    Management Fees.............................................................     2,685
    Custodian Fees..............................................................        30
    Other Expenses..............................................................        44
                                                                                  ---------
      Total Expenses............................................................     2,759
                                                                                  ---------
        Less Custodian Fees:
           Paid by Affiliate....................................................       (27)
           Paid Indirectly......................................................        (3)
                                                                                  ---------
      Total Net Expenses........................................................     2,729
                                                                                  ---------
  Net Investment Income.........................................................     4,096
                                                                                  ---------
REALIZED AND UNREALIZED
 GAIN ON INVESTMENTS
  Net Realized Gain on Investments..............................................    67,556
  Net Change in Unrealized Appreciation of Investments for the Period...........    26,191
                                                                                  ---------
  Net Gain on Investments.......................................................    93,747
                                                                                  ---------
NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS......................................................  $ 97,843
                                                                                  ---------
                                                                                  ---------

    The Accompanying Notes are an Integral Part of the Financial Statements

NORTHWESTERN MUTUAL SERIES FUND, INC.
Growth and Income Stock Portfolio
Statement of Changes in Net Assets
(IN THOUSANDS)

                                                             FOR THE       FOR THE
                                                           YEAR ENDED     YEAR ENDED
                                                            DECEMBER     DECEMBER 31,
                                                            31, 1998         1997
                                                           -----------   ------------
INCREASE IN NET ASSETS
  Operations
    Net Investment Income................................   $  4,096       $  3,174
    Net Realized Gain on Investments.....................     67,556         72,633
    Net Change in Unrealized Appreciation of Investments
     for the Period......................................     26,191          2,850
                                                           -----------   ------------
      Net Increase in Net Assets Resulting from
      Operations.........................................     97,843         78,657
                                                           -----------   ------------
  Distributions to Shareholders from:
    Net Investment Income................................     (3,933)        (3,200)
    Net Realized Gain on Investments.....................       (731)       (78,180)
                                                           -----------   ------------
      Net Decrease in Net Assets Resulting from
      Distributions to Shareholders......................     (4,664)       (81,380)
                                                           -----------   ------------
  Fund Share Transactions
    Proceeds from Sale of 82,937 and 75,470 Shares.......    120,879        116,134
    Proceeds from Shares Issued on Reinvestment of
     Distributions Paid
     (3,111 and 61,873 shares, respectively).............      4,664         81,380
    Payments for 14,061 and 35,535 Shares Redeemed.......    (19,687)       (57,040)
                                                           -----------   ------------
      Net Increase in Net Assets Resulting from Fund
      Share Transactions
       (71,987 and 101,808 shares, respectively).........    105,856        140,474
                                                           -----------   ------------
  Total Increase in Net Assets...........................    199,035        137,751
NET ASSETS
  Beginning of Period....................................    371,935        234,184
                                                           -----------   ------------
  End of Period (includes undistributed net investment
   income of $163 and $0, respectively)..................   $570,970       $371,935
                                                           -----------   ------------
                                                           -----------   ------------

    The Accompanying Notes are an Integral Part of the Financial Statements

NORTHWESTERN MUTUAL SERIES FUND, INC.
Growth and Income Stock Portfolio
Financial Highlights
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                                                      FOR THE PERIOD
                                                                                                       MAY 3, 1994*
                                                            FOR THE YEAR ENDED DECEMBER 31,               THROUGH
                                                    -----------------------------------------------    DECEMBER 31,
                                                       1998         1997        1996        1995           1994
                                                    -----------   ---------   ---------   ---------   ---------------
SELECTED PER SHARE DATA
  Net Asset Value, Beginning of Period............   $   1.33     $   1.32    $   1.21    $   0.98       $   1.00
    Income from Investment Operations:
      Net Investment Income.......................       0.01         0.01        0.02        0.02           0.01
      Net Realized and Unrealized Gains on
       Investments................................       0.29         0.37        0.23        0.29          (0.01)
                                                    -----------   ---------   ---------   ---------   ---------------
        Total from Investment Operations..........       0.30         0.38        0.25        0.31          (0.00)
                                                    -----------   ---------   ---------   ---------   ---------------
    Less Distributions:
      Distributions from Net Investment Income....      (0.01)       (0.01)      (0.02)      (0.02)         (0.01)
      Distributions from Realized Gains on
       Investments................................       0.00        (0.36)      (0.12)      (0.06)         (0.01)
                                                    -----------   ---------   ---------   ---------   ---------------
        Total Distributions.......................      (0.01)       (0.37)      (0.14)      (0.08)         (0.02)
                                                    -----------   ---------   ---------   ---------   ---------------
Net Asset Value, End of Period....................   $   1.62     $   1.33    $   1.32    $   1.21       $   0.98
                                                    -----------   ---------   ---------   ---------   ---------------
                                                    -----------   ---------   ---------   ---------   ---------------
Total Return+.....................................      23.14%       30.03%      19.97%      31.12%          0.34%++
                                                    -----------   ---------   ---------   ---------   ---------------
                                                    -----------   ---------   ---------   ---------   ---------------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (in thousands)..........   $570,970     $371,935    $234,184    $136,923       $ 64,700
                                                    -----------   ---------   ---------   ---------   ---------------
                                                    -----------   ---------   ---------   ---------   ---------------
Ratio of Expenses to Average Net Assets...........       0.58%        0.60%       0.62%       0.69%          0.78%**
                                                    -----------   ---------   ---------   ---------   ---------------
                                                    -----------   ---------   ---------   ---------   ---------------
Ratio of Net Investment Income to Average Net
 Assets...........................................       1.00%        1.04%       1.44%       1.68%          1.93%**
                                                    -----------   ---------   ---------   ---------   ---------------
                                                    -----------   ---------   ---------   ---------   ---------------
Portfolio Turnover Rate...........................     160.40%      144.52%      93.92%      80.00%         54.18%
                                                    -----------   ---------   ---------   ---------   ---------------
                                                    -----------   ---------   ---------   ---------   ---------------

 * Commencement of Operations.
 ** Computed on an annualized basis.
 + Total Return includes deductions for management and other fund expenses; excludes deductions for sales loads and account fees.
++ Reflects total return for the period; not annualized.

    The Accompanying Notes are an Integral Part of the Financial Statements

INDEX 500 STOCK PORTFOLIO
NORTHWESTERN MUTUAL SERIES FUND, INC.
Index 500 Stock Portfolio
Financial Statements
(IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1998

ASSETS
  Common Stocks (cost $926,948).................................................  $1,675,726
  Money Market Investments (cost $12,507).......................................      12,507
                                                                                  -----------
                                                                                   1,688,233
  Cash..........................................................................          14
  Dividends and Interest Receivable.............................................       1,763
  Due From Sale of Fund Shares..................................................       1,154
  Due From Futures Margin Variation.............................................          34
                                                                                  -----------
    Total Assets................................................................   1,691,198
                                                                                  -----------
LIABILITIES
  Due to Investment Advisor.....................................................         276
  Due on Redemption of Fund Shares..............................................         162
  Accrued Expenses..............................................................          80
                                                                                  -----------
    Total Liabilities...........................................................         518
                                                                                  -----------
NET ASSETS......................................................................  $1,690,680
                                                                                  -----------
                                                                                  -----------
REPRESENTED BY:
  Aggregate Paid in Capital (2,000,000 shares authorized, $.01 par value;
   514,113 shares outstanding)..................................................  $  896,075
  Undistributed Net Investment Income...........................................      19,630
  Undistributed Accumulated Net Realized Gain on Investments....................      25,873
  Net Unrealized Appreciation of:
    Investment Securities.......................................................     748,778
    Index Futures Contracts.....................................................         324
                                                                                  -----------
  Net Assets for 514,113 Shares Outstanding.....................................  $1,690,680
                                                                                  -----------
                                                                                  -----------
  Net Asset Value, Offering and Redemption Price per Share......................  $     3.29
                                                                                  -----------
                                                                                  -----------

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1998

INVESTMENT INCOME
  Income
    Dividends (less foreign dividend tax of $119)...............................  $ 20,213
    Interest....................................................................     2,332
                                                                                  ---------
      Total Income..............................................................    22,545
                                                                                  ---------
  Expenses
    Management Fees.............................................................     2,807
    Custodian Fees..............................................................        49
    Other Expenses..............................................................       108
                                                                                  ---------
      Total Expenses............................................................     2,964
                                                                                  ---------
        Less Custodian Fees:
           Paid by Affiliate....................................................       (45)
           Paid Indirectly......................................................        (4)
                                                                                  ---------
      Total Net Expenses........................................................     2,915
                                                                                  ---------
  Net Investment Income.........................................................    19,630
                                                                                  ---------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net Realized Gain on Investments:
    Investment Securities.......................................................    19,544
    Index Futures Contracts.....................................................     7,550
                                                                                  ---------
      Net Realized Gain on Investments for the Period...........................    27,094
                                                                                  ---------
  Net Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities.......................................................   309,036
    Index Futures Contracts.....................................................      (345)
                                                                                  ---------
      Net Change in Unrealized Appreciation of Investments for the Period.......   308,691
                                                                                  ---------
    Net Gain on Investments.....................................................   335,785
                                                                                  ---------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS............................  $355,415
                                                                                  ---------
                                                                                  ---------

    The Accompanying Notes are an Integral Part of the Financial Statements

NORTHWESTERN MUTUAL SERIES FUND, INC.
Index 500 Stock Portfolio
Statement of Changes in Net Assets
(IN THOUSANDS)

                                                         FOR THE
                                                       YEAR ENDED      FOR THE
                                                        DECEMBER      YEAR ENDED
                                                           31,       DECEMBER 31,
                                                          1998           1997
                                                       -----------   ------------
INCREASE IN NET ASSETS
  Operations
    Net Investment Income............................  $   19,630     $   17,811
    Net Realized Gain on Investments.................      27,094         27,640
    Net Change in Unrealized Appreciation of
     Investments for the Period......................     308,691        219,972
                                                       -----------   ------------
      Net Increase in Net Assets Resulting from
      Operations.....................................     355,415        265,423
                                                       -----------   ------------
  Disributions to Shareholders from:
    Net Investment Income............................     (17,811)       (13,866)
    Net Realized Gain on Investments.................     (28,519)       (16,994)
                                                       -----------   ------------
      Net Decrease in Net Assets Resulting from
      Distributions to Shareholders..................     (46,330)       (30,860)
                                                       -----------   ------------
  Fund Share Transactions
    Proceeds from Sale of 79,805 and 75,307 Shares...     233,133        178,554
    Proceeds from Shares Issued on Reinvestment of
     Distributions Paid (16,132 and 13,655 shares,
     respectively)...................................      46,330         30,860
    Payments for 17,928 and 12,917 Shares Redeemed...     (50,725)       (31,186)
                                                       -----------   ------------
    Net Increase in Net Assets Resulting from Fund
     Share Transactions (78,009 and 76,045 shares,
     respectively)...................................     228,738        178,228
                                                       -----------   ------------
  Total Increase in Net Assets.......................     537,823        412,791
NET ASSETS
  Beginning of Period................................   1,152,857        740,066
                                                       -----------   ------------
  End of Period (includes undistributed net
   investment income of $19,630 and $17,811
   respectively).....................................  $1,690,680     $1,152,857
                                                       -----------   ------------
                                                       -----------   ------------

    The Accompanying Notes are an Integral Part of the Financial Statements

NORTHWESTERN MUTUAL SERIES FUND, INC.
Index 500 Stock Portfolio
Financial Highlights
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                       FOR THE YEARS
                                                                    ENDED DECEMBER 31,
                                               -------------------------------------------------------------
                                                  1998          1997         1996        1995        1994
                                               -----------   -----------   ---------   ---------   ---------
SELECTED PER SHARE DATA
  Net Asset Value, Beginning of Period.......  $     2.64    $     2.06    $   1.72    $   1.27    $   1.29
    Income from Investment Operations:
      Net Investment Income..................        0.04          0.04        0.04        0.04        0.03
      Net Realized and Unrealized Gain (Loss)
       on Investments........................        0.71          0.62        0.35        0.42       (0.01)
                                               -----------   -----------   ---------   ---------   ---------
        Total from Investment Operations.....        0.75          0.66        0.39        0.46        0.02
                                               -----------   -----------   ---------   ---------   ---------
    Less Distributions:
      Distributions from Net Investment
       Income................................       (0.04)        (0.04)      (0.02)      (0.01)      (0.03)
      Distributions from Realized Gains on
       Investments...........................       (0.06)        (0.04)      (0.03)         --       (0.01)
                                               -----------   -----------   ---------   ---------   ---------
        Total Distributions..................       (0.10)        (0.08)      (0.05)      (0.01)      (0.04)
                                               -----------   -----------   ---------   ---------   ---------
Net Asset Value, End of Period...............  $     3.29    $     2.64    $   2.06    $   1.72    $   1.27
                                               -----------   -----------   ---------   ---------   ---------
                                               -----------   -----------   ---------   ---------   ---------
Total Return+................................       28.72%        33.20%      22.75%      37.25%       1.21%
                                               -----------   -----------   ---------   ---------   ---------
                                               -----------   -----------   ---------   ---------   ---------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (in thousands).....  $1,690,680    $1,152,857    $740,066    $495,133    $316,123
                                               -----------   -----------   ---------   ---------   ---------
                                               -----------   -----------   ---------   ---------   ---------
Ratio of Expenses to Average Net Assets......        0.21%         0.21%       0.21%       0.21%       0.24%
                                               -----------   -----------   ---------   ---------   ---------
                                               -----------   -----------   ---------   ---------   ---------
Ratio of Net Investment Income to Average Net
 Assets......................................        1.40%         1.86%       2.27%       2.51%       3.10%
                                               -----------   -----------   ---------   ---------   ---------
                                               -----------   -----------   ---------   ---------   ---------
Portfolio Turnover Rate......................        3.03%         3.15%       3.45%       3.19%       5.59%
                                               -----------   -----------   ---------   ---------   ---------
                                               -----------   -----------   ---------   ---------   ---------

+ Total Return includes deductions for management and other fund expenses;
  excludes deductions for sales loads and account fees.

    The Accompanying Notes are an Integral Part of the Financial Statements

BALANCED PORTFOLIO
NORTHWESTERN MUTUAL SERIES FUND, INC.
Balanced Portfolio
Financial Statements
(IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1998

ASSETS
  Common Stock (cost $674,270)..................................................  $1,640,982
  Bonds (cost $1,091,953).......................................................   1,112,608
  Money Market Investments (cost $514,345)......................................     514,355
                                                                                  -----------
                                                                                   3,267,945
  Cash..........................................................................         905
  Dividends and Interest Receivable.............................................      15,825
  Due from Futures Variation Margin.............................................         688
                                                                                  -----------
    Total Assets................................................................   3,285,363
                                                                                  -----------
LIABILITIES
  Due on Redemption of Fund Shares..............................................       2,473
  Due to Investment Advisor.....................................................         819
                                                                                  -----------
    Total Liabilities...........................................................       3,292
                                                                                  -----------
NET ASSETS......................................................................  $3,282,071
                                                                                  -----------
                                                                                  -----------
REPRESENTED BY:
  Aggregate Paid in Capital
   (3,000,000 shares authorized, $.01 par value; 1,475,966 shares outstanding).................................................................  $1,945,788
  Undistributed Net Investment Income...........................................     103,557
  Undistributed Accumulated Net Realized Gain on Investments....................     232,015
  Net Unrealized Appreciation of:
    Investment Securities.......................................................     987,377
    Index Futures Contracts.....................................................      13,320
    Foreign Currency Transactions...............................................          14
                                                                                  -----------
  Net Assets for 1,475,966 Shares Outstanding...................................  $3,282,071
                                                                                  -----------
                                                                                  -----------
  Net Asset Value, Offering and Redemption Price per Share......................  $     2.22
                                                                                  -----------
                                                                                  -----------

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1998

INVESTMENT INCOME
  Income
    Interest (less foreign withholding tax of $29)..............................  $ 90,182
    Dividends (less foreign dividend tax of $128)...............................    23,405
                                                                                  ---------
      Total Income..............................................................   113,587
                                                                                  ---------
  Expenses
    Management Fees.............................................................     9,039
                                                                                  ---------
  Net Investment Income.........................................................   104,548
                                                                                  ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net Realized Gain (Loss) on Investments:
    Investment Securities.......................................................   199,569
    Index Futures Contracts.....................................................    33,083
    Foreign Currency Transactions...............................................      (882)
                                                                                  ---------
      Net Realized Gain on Investments for the Period...........................   231,770
                                                                                  ---------
  Net Change In Unrealized Appreciation of:
    Investment Securities.......................................................   173,063
    Futures Contracts...........................................................    13,799
    Foreign Currency Transactions...............................................       138
                                                                                  ---------
      Net Change in Unrealized Appreciation of Investments for the Period.......   187,000
                                                                                  ---------
  Net Gain on Investments.......................................................   418,770
                                                                                  ---------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS............................  $523,318
                                                                                  ---------
                                                                                  ---------

    The Accompanying Notes are an Integral Part of the Financial Statements

NORTHWESTERN MUTUAL SERIES FUND, INC.
Balanced Portfolio
Statement of Changes in Net Assets
(IN THOUSANDS)

                                            FOR THE
                                          YEAR ENDED      FOR THE
                                           DECEMBER      YEAR ENDED
                                              31,       DECEMBER 31,
                                             1998           1997
                                          -----------   ------------
INCREASE IN NET ASSETS
  Operations
    Net Investment Income...............  $  104,548     $   94,986
    Net Realized Gain on Investments....     231,770         83,356
    Net Change in Unrealized
     Appreciation of Investments for the
     Period.............................     187,000        318,351
                                          -----------   ------------
      Net Increase in Net Assets
      Resulting from Operations.........     523,318        496,693
                                          -----------   ------------
  Distributions to Shareholders from:
    Net Investment Income...............     (95,131)       (86,698)
    Net Realized Gain on Investments....     (85,841)       (29,228)
                                          -----------   ------------
      Net Decrease in Net Assets
      Resulting from Distributions to
      Shareholders......................    (180,972)      (115,926)
                                          -----------   ------------
  Fund Share Transactions
    Proceeds from Sale of 54,658 and
     42,694 Shares......................     113,335         79,608
    Proceeds from Shares Issued on
     Reinvestment of Distributions Paid
     (89,901 and 65,384 shares,
     respectively)......................     180,971        115,926
    Payments for 69,339 and 61,284
     Shares Redeemed....................    (143,075)      (114,041)
                                          -----------   ------------
    Net Increase in Net Assets Resulting
     from Fund Share Transactions
     (75,220 and 46,794 shares,
     respectively)......................     151,231         81,493
                                          -----------   ------------
  Total Increase in Net Assets..........     493,577        462,260
NET ASSETS
  Beginning of Period...................   2,788,494      2,326,234
                                          -----------   ------------
  End of Period (includes undistributed
   net investment income of
   $103,557 and $94,962 respectively)...  $3,282,071     $2,788,494
                                          -----------   ------------
                                          -----------   ------------

    The Accompanying Notes are an Integral Part of the Financial Statements

NORTHWESTERN MUTUAL SERIES FUND, INC.
Balanced Portfolio
Financial Highlights
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                     FOR THE YEARS
                                                                  ENDED DECEMBER 31,
                                          -------------------------------------------------------------------
                                             1998          1997          1996          1995          1994
                                          -----------   -----------   -----------   -----------   -----------
SELECTED PER SHARE DATA
  Net Asset Value, Beginning of
   Period...............................  $     1.99    $     1.72    $     1.60    $     1.31    $     1.33
    Income from Investment Operations:
      Net Investment Income.............        0.07          0.07          0.06          0.07          0.04
      Net Realized and Unrealized Gain
       (Loss) on Investments............        0.29          0.28          0.15          0.27         (0.05)
                                          -----------   -----------   -----------   -----------   -----------
        Total from Investment
         Operations.....................        0.36          0.35          0.21          0.34         (0.01)
                                          -----------   -----------   -----------   -----------   -----------
    Less Distributions:
      Distributions from Net Investment
       Income...........................       (0.07)        (0.06)        (0.06)        (0.04)        (0.00)
      Distributions from Realized Gains
       on Investments...................       (0.06)        (0.02)        (0.03)        (0.01)        (0.01)
                                          -----------   -----------   -----------   -----------   -----------
        Total Distributions.............       (0.13)        (0.08)        (0.09)        (0.05)        (0.01)
                                          -----------   -----------   -----------   -----------   -----------
Net Asset Value, End of Period..........  $     2.22    $     1.99    $     1.72    $     1.60    $     1.31
                                          -----------   -----------   -----------   -----------   -----------
                                          -----------   -----------   -----------   -----------   -----------
Total Return+...........................       18.88%        21.52%        13.45%        26.39%         0.16%
                                          -----------   -----------   -----------   -----------   -----------
                                          -----------   -----------   -----------   -----------   -----------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (in
 thousands).............................  $3,282,071    $2,788,494    $2,326,234    $2,083,289    $1,727,127
                                          -----------   -----------   -----------   -----------   -----------
                                          -----------   -----------   -----------   -----------   -----------
Ratio of Expenses to Average Net
 Assets.................................        0.30%         0.30%         0.30%         0.30%         0.30%
                                          -----------   -----------   -----------   -----------   -----------
                                          -----------   -----------   -----------   -----------   -----------
Ratio of Net Investment Income to
 Average Net Assets.....................        3.48%         3.70%         3.95%         4.40%         4.78%
                                          -----------   -----------   -----------   -----------   -----------
                                          -----------   -----------   -----------   -----------   -----------
Portfolio Turnover Rate.................       44.18%        29.94%        67.66%        37.28%        42.35%
                                          -----------   -----------   -----------   -----------   -----------
                                          -----------   -----------   -----------   -----------   -----------

 + Total Return includes deductions for management and other fund expenses;
   excludes deductions for sales loads and account fees.

    The Accompanying Notes are an Integral Part of the Financial Statements

HIGH YIELD BOND PORTFOLIO
NORTHWESTERN MUTUAL SERIES FUND, INC.
High Yield Bond Portfolio
Financial Statements
(IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1998

ASSETS
  Bonds (cost $164,578).........................................................  $145,907
  Preferred Stock (cost $28,969)................................................    29,526
  Money Market Investments (cost $3,896)........................................     3,896
  Common Stock (cost $2,202)....................................................       941
                                                                                  ---------
                                                                                   180,270
  Cash..........................................................................       110
  Dividends and Interest Receivable.............................................     3,787
  Due from Sale of Securities...................................................     1,718
                                                                                  ---------
    Total Assets................................................................   185,885
                                                                                  ---------
LIABILITIES
  Due on Purchase of Securities.................................................       589
  Due on Redemption of Fund Shares..............................................       409
  Due to Investment Advisor.....................................................        76
  Accrued Expenses..............................................................        29
                                                                                  ---------
    Total Liabilities...........................................................     1,103
                                                                                  ---------
NET ASSETS......................................................................  $184,782
                                                                                  ---------
                                                                                  ---------
REPRESENTED BY:
  Aggregate Paid in Capital (2,000,000 shares authorized, $.01 par value;
   197,519 shares outstanding)..................................................  $207,516
  Undistributed Net Investment Income...........................................        55
  Undistributed Accumulated Net Realized Loss on Investments....................    (3,414)
  Net Unrealized Depreciation of Investments....................................   (19,375)
                                                                                  ---------
  Net Assets for 197,519 Shares Outstanding.....................................  $184,782
                                                                                  ---------
                                                                                  ---------
  Net Asset Value, Offering and Redemption Price per Share......................  $   0.94
                                                                                  ---------
                                                                                  ---------

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1998

INVESTMENT INCOME
  Income
    Interest....................................................................  $16,708
    Dividends...................................................................    3,197
                                                                                  --------
      Total Income..............................................................   19,905
                                                                                  --------
  Expenses
    Management Fees.............................................................      854
    Custodian Fees..............................................................       18
    Other Expenses..............................................................       22
                                                                                  --------
      Total Expenses............................................................      894
                                                                                  --------
      Less Custodian Fees:
        Paid by Affiliate.......................................................      (13)
        Paid Indirectly.........................................................       (5)
                                                                                  --------
    Total Net Expenses..........................................................      876
                                                                                  --------
  Net Investment Income.........................................................   19,029
                                                                                  --------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS
  Net Realized Loss on Investments..............................................   (3,333)
  Net Change in Unrealized Depreciation of Investments for the Period...........  (20,988)
                                                                                  --------
  Net Loss on Investments.......................................................  (24,321)
                                                                                  --------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS............................  $(5,292)
                                                                                  --------
                                                                                  --------

    The Accompanying Notes are an Integral Part of the Financial Statements

NORTHWESTERN MUTUAL SERIES FUND, INC.
High Yield Bond Portfolio
Statement of Changes in Net Assets
(IN THOUSANDS)

                                                             FOR THE
                                                              YEAR
                                                              ENDED      FOR THE YEAR
                                                            DECEMBER        ENDED
                                                               31,       DECEMBER 31,
                                                              1998           1997
                                                           -----------   ------------
INCREASE IN NET ASSETS
  Operations
    Net Investment Income................................   $ 19,029       $ 12,561
    Net Realized Gain (Loss) on Investments..............     (3,333)         7,437
    Net Change in Unrealized Depreciation of Investments
     for the Period......................................    (20,988)        (1,416)
                                                           -----------   ------------
      Net Increase (Decrease) in Net Assets Resulting
      from Operations....................................     (5,292)        18,582
                                                           -----------   ------------
  Distributions to Shareholders from:
    Net Investment Income................................    (18,974)       (16,554)
    Net Realized Gain on Investments.....................         --         (8,429)
                                                           -----------   ------------
      Net Decrease in Net Assets Resulting from
      Distributions to Shareholders......................    (18,974)       (24,983)
                                                           -----------   ------------
  Fund Share Transactions
    Proceeds from Sale of 60,216 and 48,820 Shares.......     65,439         56,788
    Proceeds from Shares Issued on Reinvestment of
     Distributions Paid (20,380 and 23,165 shares,
     respectively).......................................     18,974         24,983
    Payments for 26,994 and 13,489 Shares Redeemed.......    (28,403)       (16,210)
                                                           -----------   ------------
      Net Increase in Net Assets Resulting from Fund
      Share Transactions (53,602 and 58,496 shares,
      respectively)......................................     56,010         65,561
                                                           -----------   ------------
  Total Increase in Net Assets...........................     31,744         59,160
NET ASSETS
  Beginning of Period....................................    153,038         93,878
                                                           -----------   ------------
  End of Period (includes undistributed net investment
   income of $55 and ($143), respectively)...............   $184,782       $153,038
                                                           -----------   ------------
                                                           -----------   ------------

    The Accompanying Notes are an Integral Part of the Financial Statements

NORTHWESTERN MUTUAL SERIES FUND, INC.
High Yield Bond Portfolio
Financial Highlights
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                                               FOR THE
                                                                                              PERIOD MAY
                                                         FOR THE YEAR ENDED                    3, 1994*
                                                            DECEMBER 31,                       THROUGH
                                          ------------------------------------------------   DECEMBER 31,
                                               1998          1997        1996       1995         1994
                                          --------------   ---------   --------   --------   ------------
SELECTED PER SHARE DATA
  Net Asset Value, Beginning of
   Period...............................     $  1.06       $   1.10    $  1.03    $  0.97      $  1.00
    Income from Investment Operations:
      Net Investment Income.............        0.10           0.11       0.09       0.10         0.06
      Net Realized and Unrealized Gains
       (Losses) on Investments..........       (0.12)          0.06       0.10       0.07        (0.03)
                                          --------------   ---------   --------   --------   ------------
        Total from Investment
         Operations.....................       (0.02)          0.17       0.19       0.17         0.03
                                          --------------   ---------   --------   --------   ------------
    Less Distributions:
      Distributions from Net Investment
       Income...........................       (0.10)         (0.14)     (0.09)     (0.10)       (0.06)
      Distributions from Realized Gains
       on Investments...................          --          (0.07)     (0.03)     (0.01)          --
                                          --------------   ---------   --------   --------   ------------
        Total Distributions.............       (0.10)         (0.21)     (0.12)     (0.11)       (0.06)
                                          --------------   ---------   --------   --------   ------------
Net Asset Value, End of Period..........     $  0.94       $   1.06    $  1.10    $  1.03      $  0.97
                                          --------------   ---------   --------   --------   ------------
                                          --------------   ---------   --------   --------   ------------
Total Return+...........................       (1.84%)        15.85%     19.77%     16.78%        3.02%++
                                          --------------   ---------   --------   --------   ------------
                                          --------------   ---------   --------   --------   ------------

RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (in
 thousands).............................     $184,782      $153,038    $93,878    $55,974      $35,537
                                          --------------   ---------   --------   --------   ------------
                                          --------------   ---------   --------   --------   ------------
Ratio of Expenses to Average Net
 Assets.................................        0.50%          0.55%      0.60%      0.65%        0.73%**
                                          --------------   ---------   --------   --------   ------------
                                          --------------   ---------   --------   --------   ------------
Ratio of Net Investment Income to
 Average Net Assets.....................       10.85%          9.95%      9.54%      9.90%        9.40%**
                                          --------------   ---------   --------   --------   ------------
                                          --------------   ---------   --------   --------   ------------
Portfolio Turnover Rate.................      153.71%        129.49%    143.91%    116.57%      119.48%
                                          --------------   ---------   --------   --------   ------------
                                          --------------   ---------   --------   --------   ------------

 * Commencement of Operations.
 ** Computed on an annualized basis.
 + Total Return includes deductions for management and other fund expenses;
   excludes deductions for sales loads and account fees.
++ Reflects total return for the period; not annualized.

    The Accompanying Notes are an Integral Part of the Financial Statements

SELECT BOND PORTFOLIO
NORTHWESTERN MUTUAL SERIES FUND, INC.
Select Bond Portfolio
Financial Statements
(IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1998

ASSETS
  Bonds (cost $281,712).........................................................  $283,202
  Money Market Investments (cost $11,269).......................................    11,269
                                                                                  ---------
                                                                                   294,471
  Cash..........................................................................       189
  Interest Receivable...........................................................     3,044
  Due from Sale of Fund Shares..................................................       268
  Due from Futures Variation Margin.............................................       155
                                                                                  ---------
    Total Assets................................................................   298,127
                                                                                  ---------
LIABILITIES
  Due to Investment Advisor.....................................................        75
  Due on Redemption of Fund Shares..............................................        18
                                                                                  ---------
    Total Liabilities...........................................................        93
                                                                                  ---------
NET ASSETS......................................................................  $298,034
                                                                                  ---------
                                                                                  ---------
REPRESENTED BY:
  Aggregate Paid in Capital (1,000,000 shares authorized, $.01 par value;
   238,596 shares outstanding)..................................................  $276,525
  Undistributed Net Investment Income...........................................    17,466
  Undistributed Accumulated Net Realized Gain on Investments....................     2,549
NET UNREALIZED APPRECIATION (DEPRECIATION) OF:
  Investments Securities........................................................     1,490
  Foreign Currency Transactions.................................................         7
  Futures Contracts.............................................................        (3)
                                                                                  ---------
  Net Assets for 238,596 Shares Outstanding.....................................  $298,034
                                                                                  ---------
                                                                                  ---------
  Net Asset Value, Offering and Redemption Price per Share......................  $   1.25
                                                                                  ---------
                                                                                  ---------

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1998

INVESTMENT INCOME
  Income
    Interest (less foreign withholding tax of $21)..............................  $18,946
                                                                                  --------
  Expenses
    Management Fees.............................................................      803
                                                                                  --------
  Net Investment Income.........................................................   18,143
                                                                                  --------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net Realized Gain (Loss) on Investments:
    Investment Securities.......................................................    4,478
    Foreign Currency Transactions...............................................     (742)
    Futures Contracts...........................................................   (1,190)
                                                                                  --------
  Net Realized Gain on Investments for the Period...............................    2,546
                                                                                  --------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
  Investment Securities.........................................................   (2,556)
  Foreign Currency Transactions.................................................      101
  Futures Contracts.............................................................      428
                                                                                  --------
    Net Change in Unrealized Depreciation for the Period........................   (2,027)
                                                                                  --------
  Net Gain on Investments.......................................................      519
                                                                                  --------
NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS......................................................  $18,662
                                                                                  --------
                                                                                  --------

    The Accompanying Notes are an Integral Part of the Financial Statements

NORTHWESTERN MUTUAL SERIES FUND, INC.
Select Bond Portfolio
Statement of Changes in Net Assets
(IN THOUSANDS)

                                            FOR THE        FOR THE
                                           YEAR ENDED     YEAR ENDED
                                          DECEMBER 31,   DECEMBER 31,
                                              1998           1997
                                          ------------   ------------
INCREASE IN NET ASSETS
  Operations
    Net Investment Income...............    $ 18,143       $ 15,676
    Net Realized Gain on Investments....       2,546          2,865
    Net Change in Unrealized
     Appreciation (Depreciation) of
     Investments for the Period.........      (2,027)         1,736
                                          ------------   ------------
      Net Increase in Net Assets
      Resulting from Operations.........      18,662         20,277
                                          ------------   ------------
  Distributions to Shareholders from:
    Net Investment Income...............     (15,746)       (13,300)
    Net Realized Gain on Investments....      (2,700)            --
                                          ------------   ------------
      Net Decrease in Net Assets
      Resulting from Distributions to
      Shareholders......................     (18,446)       (13,300)
                                          ------------   ------------
  Fund Share Transactions
    Proceeds from Sale of 45,867 and
     26,095 Shares......................      56,278         32,098
    Proceeds from Shares Issued on
     Reinvestment of Distributions Paid
     (15,606 and 11,396 shares,
     respectively)......................      18,446         13,300
    Payments for 17,649 and 17,885
     Shares Redeemed....................     (21,741)       (21,873)
                                          ------------   ------------
  Net Increase in Net Assets Resulting
   from Fund Share Transactions
   (43,824 and 19,606 shares,
   respectively)........................      52,983         23,525
                                          ------------   ------------
  Total Increase in Net Assets..........      53,199         30,502
NET ASSETS
  Beginning of Period...................     244,835        214,333
                                          ------------   ------------
  End of Period (includes undistributed
   net investment income of
   $17,466 and $15,722 respectively)....    $298,034       $244,835
                                          ------------   ------------
                                          ------------   ------------

    The Accompanying Notes are an Integral Part of the Financial Statements

NORTHWESTERN MUTUAL SERIES FUND, INC.
Select Bond Portfolio
Financial Highlights
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                      FOR THE YEARS ENDED DECEMBER 31,
                                          ---------------------------------------------------------
                                            1998        1997        1996        1995        1994
                                          ---------   ---------   ---------   ---------   ---------
SELECTED PER SHARE DATA
  Net Asset Value, Beginning of
   Period...............................  $   1.26    $   1.22    $   1.23    $   1.06    $   1.15
    Income from Investment Operations:
      Net Investment Income.............      0.08        0.08        0.07        0.07        0.06
      Net Realized and Unrealized Gain
       (Loss) on Investments............      0.00        0.04       (0.04)       0.13       (0.09)
                                          ---------   ---------   ---------   ---------   ---------
        Total from Investment
         Operations.....................      0.08        0.12        0.03        0.20       (0.03)
                                          ---------   ---------   ---------   ---------   ---------
    Less Distributions:
      Dividends from Net Investment
       Income...........................     (0.08)      (0.08)      (0.04)      (0.03)      (0.06)
      Distributions from Realized Gains
       on Investments...................     (0.01)         --          --          --          --
                                          ---------   ---------   ---------   ---------   ---------
        Total Distributions.............     (0.09)      (0.08)      (0.04)      (0.03)      (0.06)
                                          ---------   ---------   ---------   ---------   ---------
Net Asset Value, End of Period..........  $   1.25    $   1.26    $   1.22    $   1.23    $   1.06
                                          ---------   ---------   ---------   ---------   ---------
                                          ---------   ---------   ---------   ---------   ---------
Total Return+...........................      7.07%       9.46%       3.31%      19.10%      (2.28%)
                                          ---------   ---------   ---------   ---------   ---------
                                          ---------   ---------   ---------   ---------   ---------

RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (in
 thousands).............................  $298,034    $244,835    $214,333    $198,142    $158,508
                                          ---------   ---------   ---------   ---------   ---------
                                          ---------   ---------   ---------   ---------   ---------
Ratio of Expenses to Average Net
 Assets.................................      0.30%       0.30%       0.30%       0.30%       0.30%
                                          ---------   ---------   ---------   ---------   ---------
                                          ---------   ---------   ---------   ---------   ---------
Ratio of Net Investment Income to
 Average Net Assets.....................      6.87%       7.03%       6.48%       6.61%       7.02%
                                          ---------   ---------   ---------   ---------   ---------
                                          ---------   ---------   ---------   ---------   ---------
Portfolio Turnover Rate.................    161.79%     184.93%     195.98%      69.06%     108.00%
                                          ---------   ---------   ---------   ---------   ---------
                                          ---------   ---------   ---------   ---------   ---------

+ Total Return includes deductions for management and other fund expenses;
  excludes deductions for sales loads and account fees.

    The Accompanying Notes are an Integral Part of the Financial Statements

MONEY MARKET PORTFOLIO
NORTHWESTERN MUTUAL SERIES FUND, INC.
Money Market Portfolio
Financial Statements
(IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1998

ASSETS
  Money Market Investments (cost $290,729)......................................  $290,729
  Cash..........................................................................         3
  Due from Sale of Fund Shares..................................................       774
  Interest Receivable...........................................................        31
                                                                                  ---------
    Total Assets................................................................   291,537
                                                                                  ---------
LIABILITIES
  Due to Investment Advisor.....................................................        73
                                                                                  ---------
    Total Liabilities...........................................................        73
                                                                                  ---------
NET ASSETS......................................................................  $291,464
                                                                                  ---------
                                                                                  ---------
REPRESENTED BY:
  Aggregate Paid in Capital (1,000,000 shares authorized, $.01 par value;
   291,476 shares outstanding)..................................................  $291,464
                                                                                  ---------
  Net Assets for 291,476 Shares Outstanding.....................................  $291,464
                                                                                  ---------
                                                                                  ---------
  Net Asset Value, Offering and Redemption Price per Share......................  $   1.00
                                                                                  ---------
                                                                                  ---------

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1998

INVESTMENT INCOME
  Income
    Interest....................................................................  $ 12,764
                                                                                  ---------
  Expenses
    Management Fees.............................................................       687
                                                                                  ---------
  Net Investment Income.........................................................    12,077
                                                                                  ---------
NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS......................................................  $ 12,077
                                                                                  ---------
                                                                                  ---------

    The Accompanying Notes are an Integral Part of the Financial Statements

NORTHWESTERN MUTUAL SERIES FUND, INC.
Money Market Portfolio
Statement of Changes in Net Assets
(IN THOUSANDS)

                                                             FOR THE       FOR THE
                                                           YEAR ENDED     YEAR ENDED
                                                            DECEMBER     DECEMBER 31,
                                                            31, 1998         1997
                                                           -----------   ------------
INCREASE IN NET ASSETS
  Operations
    Net Investment Income................................   $ 12,077       $  9,878
                                                           -----------   ------------
      Net Increase in Net Assets Resulting from
      Operations.........................................     12,077          9,878
                                                           -----------   ------------
  Distributions to Shareholders from:
    Net Investment Income................................    (12,077)        (9,885)
                                                           -----------   ------------
      Net Decrease in Net Assets Resulting from
      Distributions to Shareholders......................    (12,077)        (9,885)
                                                           -----------   ------------
  Fund Share Transactions
    Proceeds from Sale of 222,296 and 130,864 Shares.....    222,308        130,863
    Proceeds from Shares Issued on Reinvestment of
     Distributions Paid (12,077 and 9,878 shares,
     respectively).......................................     12,077          9,878
    Payments for 137,391 and 122,562 Shares Redeemed.....   (137,391)      (122,562)
                                                           -----------   ------------
      Net Increase in Net Assets Resulting from Fund
      Share Transactions (96,982 and 18,180) shares,
      respectively)......................................     96,994         18,179
                                                           -----------   ------------
  Total Increase in Net Assets...........................     96,994         18,172
NET ASSETS
  Beginning of Period....................................    194,470        176,298
                                                           -----------   ------------
  End of Period (includes no undistributed net investment
   income)...............................................   $291,464       $194,470
                                                           -----------   ------------
                                                           -----------   ------------

    The Accompanying Notes are an Integral Part of the Financial Statements

NORTHWESTERN MUTUAL SERIES FUND, INC.
Money Market Portfolio
Financial Highlights
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                    FOR THE YEARS ENDED DECEMBER 31,
                                                    -----------------------------------------------------------------
                                                       1998         1997        1996        1995           1994
                                                    -----------   ---------   ---------   ---------   ---------------
SELECTED PER SHARE DATA
  Net Asset Value, Beginning of Period............   $   1.00     $   1.00    $   1.00    $   1.00       $   1.00
    Net Investment Income.........................       0.05         0.05        0.05        0.06           0.05
    Less Distributions from Net Investment
     Income.......................................      (0.05)       (0.05)      (0.05)      (0.06)         (0.05)
                                                    -----------   ---------   ---------   ---------   ---------------
  Net Asset Value, End of Period..................   $   1.00     $   1.00    $   1.00    $   1.00       $   1.00
                                                    -----------   ---------   ---------   ---------   ---------------
                                                    -----------   ---------   ---------   ---------   ---------------
  Total Return+...................................       5.43%        5.47%       5.29%       5.82%          4.06%
                                                    -----------   ---------   ---------   ---------   ---------------
                                                    -----------   ---------   ---------   ---------   ---------------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (in thousands)..........   $291,464     $194,470    $176,298    $132,572       $104,217
                                                    -----------   ---------   ---------   ---------   ---------------
                                                    -----------   ---------   ---------   ---------   ---------------
Ratio of Expenses to Average Net Assets...........       0.30%        0.30%       0.30%       0.30%          0.30%
                                                    -----------   ---------   ---------   ---------   ---------------
                                                    -----------   ---------   ---------   ---------   ---------------
Ratio of Net Investment Income to Average Net
 Assets...........................................       5.26%        5.33%       5.13%       5.61%          4.64%
                                                    -----------   ---------   ---------   ---------   ---------------
                                                    -----------   ---------   ---------   ---------   ---------------

+ Total Return includes deductions for management and other fund expenses;
  excludes deductions for sales loads and account fees.

    The Accompanying Notes are an Integral Part of the Financial Statements

NOTES TO FINANCIAL STATEMENTS
NORTHWESTERN MUTUAL SERIES FUND, INC.
Notes to Financial Statements
DECEMBER 31, 1998

NOTE 1 -- Northwestern Mutual Series Fund, Inc. (the "Series Fund"), is registered as a diversified open-end investment company under the Investment Company Act of 1940. The Series Fund consists of the Aggressive Growth Stock Portfolio, International Equity Portfolio, Growth Stock Portfolio, Growth and Income Stock Portfolio, Index 500 Stock Portfolio, Balanced Portfolio, High Yield Bond Portfolio, Select Bond Portfolio and the Money Market Portfolio (the "Portfolios"). Shares are presently offered only to The Northwestern Mutual Life Insurance Company ("Northwestern Mutual") and its segregated asset accounts.

NOTE 2 -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Principal accounting policies are summarized below.

NOTE 3 -- Bonds are valued on the basis of prices furnished by a service which determines prices for normal institutional size trading units of bonds, without regard to exchange or over-the-counter prices. When quotations are not readily available, bonds are valued at fair market value determined by procedures approved by the Board of Directors. Stocks listed on a national or foreign stock exchange are valued at the final sale price, or final bid price in absence of a sale. Stocks not listed on a national or foreign stock exchange are valued at the closing bid price on the over-the-counter market. Money market investments, other than in the Money Market Portfolio, with maturities exceeding sixty days but generally not exceeding one year are valued by marking to market on the basis of an average of the most recent bid prices or yields. Money market investments with maturities of sixty days or less and all securities in the Money Market Portfolio are valued on an amortized cost basis or, if the current market value differs substantially from the amortized cost, by marking to market.

NOTE 4 -- Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated in U.S. dollar amounts on the respective dates of such transactions. When the International Equity Portfolio, Balanced Portfolio and Select Bond Portfolio purchases or sells a foreign security they may enter into a foreign exchange currency contract to minimize market risk from the trade date to the settlement date of such transaction. Such foreign exchange currency contracts are marked to market daily.

The Portfolios may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Contracts are valued at the contractual forward rate and are marked to market daily, with the change in market value recorded as an unrealized gain or loss. When the contracts are closed, a realized gain or loss is incurred. Risks may arise from changes in market value of the underlying instruments and from the possible inability of counter parties to meet the terms of their contracts.

The International Equity Portfolio, Balanced Portfolio and Select Bond Portfolio do not separately report the results of operations due to changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade date and the settlement date on security transactions, the differences between the amounts of dividends and foreign withholding taxes recorded on the Portfolio's books, and the U.S. dollar equivalent of the amounts actually received or paid.

NOTE 5 -- The Aggressive Growth Stock, Growth Stock, Index 500 Stock, Balanced and Select Bond Portfolios invest in futures contracts as an alternative to investing in individual securities. The Aggressive Growth Stock, Growth Stock, Index 500 Stock, Balanced and Select Bond Portfolios could be exposed to market risk due to changes in the value of the underlying securities or due to an illiquid secondary market. Futures contracts are marked to market daily based upon quoted settlement prices. The Portfolios receive from or pay to brokers an amount of cash equal to the daily fluctuation in the value of the contracts. Such receipts or payments, known as the "variation margin," are recorded by the Portfolios as unrealized gains or losses. When the contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

NORTHWESTERN MUTUAL SERIES FUND, INC.
Notes to Financial Statements
DECEMBER 31, 1998

NOTE 6 -- Interest income and discounts earned are recorded daily on the accrual basis and dividend income is recorded on the ex-dividend date or as soon as information from foreign issuers is available. Where applicable, dividends are recorded net of foreign dividend tax. Discounts and premiums on securities purchased are amortized over the life of the respective securities when required for federal income tax purposes using the effective interest method. Securities transactions are accounted for the trade date. The basis for determining cost on sale of securities is identified cost. For the period ended December 31, 1998, transactions in securities other than money market investments were:

                                                                                                                U.S. GOVT
                                                                               U.S. GOVT     TOTAL SECURITY      SECURITY
                                                            TOTAL SECURITY      SECURITY         SALES/           SALES/
PORTFOLIOS                                                     PURCHASES       PURCHASES       MATURITIES       MATURITIES
----------------------------------------------------------  ---------------  --------------  ---------------  --------------
Aggressive Growth Stock...................................  $  494,286,839   $          --   $  498,668,396   $          --
International Equity......................................     194,391,889              --      242,088,311              --
Growth Stock..............................................     127,830,431              --       62,233,240              --
Growth and Income Stock...................................     839,516,702              --      735,710,238              --
Index 500 Stock...........................................     289,575,538              --       41,383,764              --
Balanced..................................................   1,160,320,109     528,782,629    1,201,082,980     377,671,643
High Yield Bond...........................................     309,136,258              --      257,337,234              --
Select Bond...............................................     481,394,554     157,848,606      423,532,859     151,008,239

NOTE 7 -- The Series Fund and its Portfolios are parties to annually renewable contracts pursuant to which each Portfolio pays a charge for investment management and administrative services. Each Portfolio pays a monthly fee for these investment advisory services at an annual rate based on the average daily net asset values of each Portfolio. For the Index 500 Stock Portfolio the rate is .20%, and for the Balanced, Select Bond and Money Market Portfolios the rate is .30%. For the other Portfolios the rate for the investment advisory fee is graded by the asset size of the Portfolio according to the following schedule:

                                    FIRST $50    NEXT $50
PORTFOLIOS                           MILLION      MILLION      EXCESS
---------------------------------  -----------  -----------  -----------
Aggressive Growth Stock..........        .80%         .65%         .50%
International Equity.............        .85%         .65%         .65%
Growth Stock.....................        .60%         .50%         .40%
Growth and Income Stock..........        .70%         .60%         .55%
High Yield Bond..................        .60%         .50%         .40%

These amounts are paid to Northwestern Mutual Investment Services, LLC ("NMIS") a wholly-owned subsidiary of Northwestern Mutual, which is the manager and investment adviser of the Fund. Northwestern Mutual is also a party to the agreement. Other costs for each Portfolio are paid either by the Portfolios, Northwestern Mutual, or NMIS depending upon the applicable agreement in place.

Certain Portfolios pay a portion of their custodian fees indirectly through expense offset arrangements. Custodian fees are reduced for Portfolios that maintain compensating balances in non-interest bearing accounts. The Portfolios could have invested the assets used to pay for the custodian fees, had the assets not been used in the expense offset arrangements. As of December 31, 1998, the amounts paid through expense offset arrangements are $9,752 in the Aggressive Growth Stock Portfolio, $3,630 in the Growth Stock Portfolio, $3,143 in the Growth and Income Stock Portfolio, $4,031 in the Index 500 Portfolio and $5,010 in the High Yield Bond Portfolio.

J. P. Morgan Investment Management, Inc. ("J. P. Morgan") and Templeton Investment Counsel, Inc. ("Templeton Counsel") have been retained under an investment sub-advisory agreement to provide investment advice and, in general, to conduct the management investment program of the Growth and Income Stock Portfolio and the International Equity Portfolio, respectively. NMIS pays J. P. Morgan .45% on the first $100 million of the combined net assets for all funds managed for Northwestern Mutual by J. P. Morgan, .40% on the next $100 million,
 .35% on the next $200 million and .30% in excess of $400 million. NMIS pays Templeton Counsel .50% on the first $100 million of the combined net assets for all funds managed for Northwestern Mutual by Templeton Counsel and .40% in excess of $100 million.

NOTE 8 -- The Series Fund has elected to be taxed as a regulated investment company meeting certain requirements under the Internal Revenue Code. Since it expects to distribute all net investment income and net realized capital gains, the Series Fund anticipates incurring no federal income taxes.

Taxable distributions from net investment income and realized capital gains in the Portfolios differ from book amounts earned during the period due to differences in the timing of capital recognition and due to the reclassification of certain gains or losses from capital to income. The differences between cost amounts for book purposes and tax purposes are due to treatment of deferred losses.

It is the policy of the Series Fund to reclassify the net effect of permanent differences between book and taxable income to capital accounts on the statements of assets and liabilities.

For Federal income tax purposes, the High Yield Bond Portfolio has a net realized capital loss of $2,519,798 which will

NORTHWESTERN MUTUAL SERIES FUND, INC.
Notes to Financial Statements
DECEMBER 31, 1998
be carried forward to offset future net realized capital gains. The amount expires in 2006.

For Federal income tax purposes, net unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gains (losses).

NOTE 9 -- Dividends from net investment income and net realized capital gains are declared each year for the Aggressive Growth Stock, International Equity, Growth Stock, Growth and Income Stock, Index 500 Stock, Balanced, High Yield Bond and Select Bond Portfolios and each business day for the Money Market Portfolio.

NOTE 10 -- Effective April 1, 1996, Northwestern Mutual voluntarily reimburses the International Equity Portfolio for the benefit Northwestern Mutual receives from foreign dividend taxes charged against the Portfolio. The amount reimbursed represents approximately 65% of the foreign dividend tax withheld from the Portfolio. Reimbursements are recorded when foreign dividend taxes are accrued. This voluntary reimbursement for the years ended December 31, 1998 and 1997 was $1,235,277 and $1,313,579, respectively.

AGGRESSIVE GROWTH STOCK PORTFOLIO
NORTHWESTERN MUTUAL SERIES FUND, INC.
Schedule of Investments
DECEMBER 31, 1998

                                                                        MARKET
                                                         SHARES/         VALUE
COMMON STOCK (91.8%)                                       PAR          (000'S)
---------------------------------------------------------------------------------
BASIC MATERIALS (1.0%)
*Cambrex Corporation                                        454,200   $   10,901
                                                                      -----------
BUSINESS SERVICES (10.7%)
*Administaff, Inc.                                          309,900        7,748
Boron Lepore & Associates                                   222,800        7,687
Cintas Corporation                                          394,900       27,816
*Interim Services, Inc.                                     497,700       11,634
*The Metzler Group, Inc.                                    473,650       23,061
*Robert Half International, Inc.                            400,150       17,882
*Steiner Leisure, Ltd.                                      480,150       15,365
Stewart Enterprises, Inc.                                   513,300       11,421
                                                                      -----------
    TOTAL                                                                122,614
                                                                      -----------
CAPITAL GOODS (7.0%)
*Ivex Packaging Corporation                                 336,100        7,814
*Jabil Circuit, Inc.                                        318,800       23,790
Kaydon Corporation                                          396,300       15,877
*Kellstrom Industries, Inc.                                 253,900        7,300
*Tetra Tech, Inc.                                           677,443       18,333
*Triumph Group, Inc.                                        189,600        6,067
                                                                      -----------
    TOTAL                                                                 79,181
                                                                      -----------
COMMUNICATION SERVICES (1.5%)
Crown Castle International Co.                              341,300        8,021
*Pacific Gateway Exchange, Inc.                             192,600        9,257
                                                                      -----------
    TOTAL                                                                 17,278
                                                                      -----------
CONSUMER CYCLICAL (15.0%)
*99 Cents Only Stores                                       309,375       15,198
*Catalina Marketing Corporation                             305,200       20,868
*Dollar Tree Stores, Inc.                                   452,300       19,760
Galileo International, Inc.                                 271,500       11,810
General Cable Corporation                                   311,300        6,382
*Getty Images, Inc.                                         575,500        9,891
*Jones Apparel Group, Inc.                                  269,800        5,952
*K&G Men's Center, Inc.                                     420,150        3,729
*Kohl's Corporation                                         238,200       14,634
Linens n Things, Inc.                                        90,000        3,566
*Michaels Stores, Inc.                                       97,200        1,759
*O'Reilly Automotive, Inc.                                  574,300       27,136
Sonic Automotive, Inc.                                      418,400       14,409
*Tower Automotive, Inc.                                     536,200       13,371
*VWR Scientific Products Corporation                        108,000        1,877
                                                                      -----------
    TOTAL                                                                170,342
                                                                      -----------
CONSUMER STAPLES (6.9%)
*American Italian Pasta Co. - CL A                          399,100       10,526
American Tower Systems                                      272,200        8,047
Cardinal Health, Inc.                                       322,777       24,491
*Chancellor Media Corp.                                     187,700        8,986
*Clear Channel Communications, Inc.                         145,200        7,913
Golden State Vintners                                       205,600        2,236

                                                                        MARKET
                                                         SHARES/         VALUE
COMMON STOCK (91.8%)                                       PAR          (000'S)
---------------------------------------------------------------------------------
CONSUMER STAPLES (CONTINUED)
Infinity Broadcasting                                       152,800   $    4,183
*Lamar Advertising, Co.                                     336,200       12,523
                                                                      -----------
    TOTAL                                                                 78,905
                                                                      -----------
ENERGY (1.7%)
*Barrett Resources Corporation                              177,800        4,267
*Global Industries, Ltd.                                    637,000        3,902
Transocean Offshore Inc.                                    225,100        6,035
*Weatherford International, Inc.                            260,700        5,051
                                                                      -----------
    TOTAL                                                                 19,255
                                                                      -----------
FINANCE (6.0%)
*Affiliated Managers Group                                  257,000        7,678
CMAC Investment Corp.                                       137,500        6,316
*ESG Re Limited                                             268,700        5,441
*Headlands Mortgage Company                                 545,400       11,419
Investors Financial Services Corp.                          205,400       12,247
Knight/Trimark Group                                        607,500       14,542
*Trammell Crow Company                                      391,500       10,962
                                                                      -----------
    TOTAL                                                                 68,605
                                                                      -----------
HEALTHCARE (11.9%)
Bausch & Lomb, Inc.                                         131,800        7,908
*Lincare Holdings, Inc.                                     416,100       16,878
*NCS Healthcare, Inc.                                       125,900        2,990
*Patterson Dental Company                                   355,925       15,483
*Pediatrix Medical Group, Inc.                              261,100       15,650
Province Healthcare                                         359,000       12,879
*PSS World Medical, Inc.                                    656,400       15,097
*Quintiles Transnational Corp.                              364,400       19,450
*Sybron International Corporation                           596,000       16,204
*Wesley Jessen VisionCare, Inc.                             446,800       12,399
                                                                      -----------
    TOTAL                                                                134,938
                                                                      -----------
TECHNOLOGY (27.8%)
*CBT Group Public Limited Company                            37,500          558
*Computer Horizons Corp.                                    347,050        9,240
Comverse Technology                                         242,800       17,239
*Concord EFS, Inc.                                          536,850       22,749
*CSG Systems International, Inc.                            233,400       18,439
*DST Systems, Inc.                                          306,000       17,461
*Gasonics International Corporation                         491,000        4,296
*Gemstar International Group Limited                        298,800       17,106
*Integrated Process Equipment Corp.                         321,600        3,457
J. D. Edwards & Co.                                         366,400       10,397
Microchip Technology                                        348,200       12,883
Molex Incorporated                                          388,946       12,398
Novellus Systems, Inc.                                       80,000        3,960
Paychex, Inc.                                               500,132       25,726
*PMC-Sierra, Inc.                                           262,700       16,583

NORTHWESTERN MUTUAL SERIES FUND, INC.
Schedule of Investments
DECEMBER 31, 1998

                                                                        MARKET
                                                         SHARES/         VALUE
COMMON STOCK (91.8%)                                       PAR          (000'S)
---------------------------------------------------------------------------------
TECHNOLOGY (CONTINUED)
*QLogic Corporation                                         155,500   $   20,351
Samina Corp.                                                308,200       19,262
*Saville Systems PLC- ADR                                   307,600        5,843
*Semtech Corporation                                        307,900       11,046
*Sterling Software, Inc.                                    607,100       16,430
Synopsys Inc.                                               123,600        6,705
*Tellabs, Inc.                                              111,900        7,672
Ticketmaster Online                                          10,000          570
*Transaction Systems Architects, Inc.                       283,300       14,165
*Uniphase Corporation                                       268,900       18,655
*World Access, Inc.                                         117,700        2,516
                                                                      -----------
    TOTAL                                                                315,707
                                                                      -----------
TRANSPORTATION (2.3%)
*Heartland Express, Inc.                                    167,000        2,923
*Knight Transportation, Inc.                                489,000       13,050
*Swift Transportation Co., Inc.                             359,700       10,083
                                                                      -----------
    TOTAL                                                                 26,056
                                                                      -----------
    TOTAL COMMON STOCK                                                 1,043,782
                                                                      -----------

MONEY MARKET INVESTMENTS (8.4%)
---------------------------------------------------------------------------------
FEDERAL GOVERNMENT AND AGENCIES (0.2%)
+Federal Home Loan Mortgage Association, 4.92%,
 2/26/99                                                  2,000,000   $    1,985
                                                                      -----------
FINANCE (1.7%)
+Triple A One Funding, 5.55%, 1/19/99                    20,000,000   $   19,945
                                                                      -----------
PERSONAL CREDIT INSTITUTIONS (6.5%)
American Express Credit Corporation, 5.00%, 1/8/99       14,200,000       14,186
American Express Credit Corporation, 5.85%, 1/8/99       20,000,000       19,977
                                                                        MARKET
                                                         SHARES/         VALUE
MONEY MARKET INVESTMENTS (8.4%)                            PAR          (000'S)
---------------------------------------------------------------------------------
PERSONAL CREDIT INSTITUTIONS (CONTINUED)
General Electric Capital Corporation, 5.51%, 1/26/99     20,000,000   $   19,923
General Electric Capital Corporation, 5.65%, 1/13/99     20,000,000       19,962
                                                                      -----------
    TOTAL                                                                 74,048
                                                                      -----------
    TOTAL MONEY MARKET INVESTMENTS                                        95,978
                                                                      -----------
    TOTAL INVESTMENTS (100.2%) (COST $775,929,704)^                    1,139,760
    OTHER ASSETS, LESS LIABILITIES (-0.2%)                                (2,294)
                                                                      -----------
    TOTAL NET ASSETS (100.0%)                                         $1,137,466
                                                                      -----------

* Non-Income Producing

^At December 31, 1998, the aggregate cost of securities for federal income tax purposes was $776,905,792 and the net unrealized appreciation of investments based on that cost was $362,854,375 which is comprised of $390,885,948 aggregate gross unrealized appreciation and $28,031,573 aggregate gross unrealized depreciation.

+Partially held by the custodian in a segregated account as collateral for open futures postions. Information regarding open futures contracts as of December 31, 1998 is summarized below:

                                                    UNREALIZED
                           NUMBER OF   EXPIRATION  APPRECIATION
ISSUERS                    CONTRACTS      DATE        (000'S)
----------------------------------------------------------------
S&P 500 Stock Index            84         3/99         $989
 (Total Notional Value at
 12/31/98, $25,167,288)

    The Accompanying Notes are an Integral Part of the Financial Statements

INTERNATIONAL EQUITY PORTFOLIO
NORTHWESTERN MUTUAL SERIES FUND, INC.
Schedule of Investments
DECEMBER 31, 1998

                                                       MARKET
                                         SHARES/        VALUE
COMMON STOCK (89.2%)       COUNTRY         PAR         (000'S)
----------------------------------------------------------------
CAPITAL EQUIPMENT (6.8%)
Alcatel Alsthom DG        Fr.                40,000  $    4,898
+Alcatel Alsthom , ADR    Fr.                18,400         446
BTR PLC                   U.K.              202,312         397
BTR, PLC "A"              U.K.            4,610,531       9,473
*Fairview Holdings PLC    U.K.              450,223         667
Granges AB                Swe.              188,100       2,715
Hong Kong Aircraft &
 Engineering              H.K.            2,680,700       3,668
Rolls- Royce PLC          U.K.              745,000       3,099
Koninklijke Philips
 Electronics N.V.         Neth.             208,400      13,992
Sirti SPA                 Italy             643,000       3,888
VA Technologies AG
 Bearer                   Aus.               30,000       2,601
                                                     -----------
    TOTAL                                                45,844
                                                     -----------
CONSUMER GOODS (11.5%)
Albert Fisher Group PLC   U.K.            5,967,096         595
#Autoliv, Inc. IDR        Swe.               65,000       2,334
Autoliv, Inc.             Swe.              279,100      10,379
Cafe de Coral Holdings,
 Ltd.                     H.K.            7,672,000       2,401
Fiat SPA Ord.             Italy           1,527,900       5,319
Hillsdown Holdings        U.K.              900,446       1,124
Medeva PLC                U.K.            4,250,000       7,566
Nycomed Amersham PLC      U.K.            1,323,110       9,204
Ono Pharmaceutical Co.,
 Ltd.                     Jpn.              233,000       7,292
Tate & Lyle, PLC          U.K.              762,600       4,111
*Terranova Foods PLC      U.K.              450,223         824
+Teva Pharmaceutical
 Industries Ltd., ADR     Israel            178,200       7,251
Sony Corporation          Jpn.               87,500       6,384
Vitro SA NPV              Mex.              768,400       1,127
Volvo Aktiebolaget, B
 Free                     Swe.              433,000       9,936
Yizheng Chemical Fibre
 Company                  China          12,469,200       1,143
                                                     -----------
    TOTAL                                                76,990
                                                     -----------
ENERGY (14.0%)
BG PLC                    U.K.              701,752       4,518
*Centrica PLC             U.K.            1,913,200       3,931
Electricidad de Caracas   Venz.              12,792           6
Endesa S.A.               Sp.               252,000       6,687
EVN Energie Versorgung    Aus.               38,400       5,440
+Gener S.A., ADR          Chile             262,800       4,205
Hong Kong Electric        H.K.            1,790,000       5,430
Iberdrola S.A.            Sp.               587,500      11,008

                                                       MARKET
                                         SHARES/        VALUE
COMMON STOCK (89.2%)       COUNTRY         PAR         (000'S)
----------------------------------------------------------------
ENERGY (CONTINUED)
Korea Electric Power
 Corp.                    Kor.               33,000  $      818
National Power            U.K.            1,246,864      10,766
Petroleo Brasileiro SA -
 Petrobras                Braz.          32,500,000       3,685
Ranger Oil Limited        Can.            1,055,400       4,683
Repsol S.A.               Sp.               122,000       6,518
Saga Petroleum            Norw.             260,000       2,372
Societe Nationale Elf
 Aquitaine                Fr.                66,801       7,725
Thames Water              U.K.              230,104       4,441
+YPF S.A., ADR            Arg.              418,500      11,692
                                                     -----------
    TOTAL                                                93,925
                                                     -----------
FINANCE (25.8%)
Aegon NV                  Neth.             140,384      17,250
Australia & New Zealand
 Bank Group               Austrl.         1,506,097       9,866
AXA-UAP SA                Fr.               104,063      15,089
Banco Bradesco SA         Braz.         623,750,000       3,459
*Banco Bradesco SA,
 Rights                   Braz.          25,853,902          15
Banco de Andulucia        Sp.               120,000       5,454
Banco Itau S.A.           Braz.           2,079,000       1,015
Bangkok Bank Public
 Company Ltd              Thai.           3,193,000       6,591
+Banque Nationale de
 Paris, ADR (144A)        Fr.               146,500      12,069
Barclays PLC              U.K.              245,016       5,283
BPI SGPS SA               Port.             189,363       6,426
Compagnie Financiere de
 Paribas                  Fr.                71,300       6,199
Canadian Imperial Bank
 of Commerce              Can.              113,200       2,801
Deutsche Bank AG          Ger.               98,600       5,804
EXEL Limited              Ber.              131,100       9,833
HSBC Holdings             H.K.              316,979       7,897
ING Groep NV              Neth.             209,000      12,751
Merita Limited "A"        Fin.            2,436,000      15,491
PartnerRe Ltd.            Ber.              226,600      10,367
**Peregrine Investments
 Holdings, Ltd.           H.K.              262,000          --
Reinsurance Australia
 Corporation Limited      Austrl.         2,908,000       4,461
Unibanco Uniao de Bancos  Braz.          14,033,500         488
Zurich Versicherungs-
 Gesellschaft             Swtz.              19,900      14,735
                                                     -----------
    TOTAL                                               173,344
                                                     -----------
MATERIALS (10.6%)
Agrium, Inc.              Can.              473,300       4,112
Akzo Nobel NV             Neth.             117,700       5,362

NORTHWESTERN MUTUAL SERIES FUND, INC.
Schedule of Investments
DECEMBER 31, 1998

                                                       MARKET
                                         SHARES/        VALUE
COMMON STOCK (89.2%)       COUNTRY         PAR         (000'S)
----------------------------------------------------------------
MATERIALS (CONTINUED)
Bayer AG                  Ger.              157,000  $    6,556
British Steel PLC         U.K.            5,270,900       8,002
Carte Holt Harvey Ltd.    N.Z.            3,929,357       3,529
Elkem A S Oslo ord "A"    Norw.             192,000       2,293
European Vinyls Corp.
 EVC International        Neth.              68,985         548
Grupo Mexico, B Shares    Mex.            1,320,000       2,936
Hepworth PLC              U.K.              607,200       1,596
Metsa Serla Oyj           Fin.              277,500       2,220
+Minorco SA, ADR          Lux.              318,150       4,832
+Pechiney "A", ADR        Fr.                48,183         776
Pechiney SA "A"           Fr.                19,000         621
Pioneer International
 Ltd.                     Austrl.         3,197,946       6,767
Rhone Poulenc SA, Series
 A                        Fr.               149,108       7,677
Stora Enso OYJ- R         Fin.              754,400       6,764
Stora Kapparbergs,
 Series B                 Swe.              350,000       3,886
Union Minerie, NPV        Bel.               65,171       2,481
                                                     -----------
    TOTAL                                                70,958
                                                     -----------
MULTI-INDUSTRY (3.4%)
Amer Group Ltd., "A"      Fin.              175,000       1,821
Elementis PLC             U.K.            1,494,000       2,038
Hutchinson Whampoa        H.K.              798,000       5,639
Jardine Matheson
 Holdings                 Sing.           1,212,301       3,128
Jardine Strategic
 Holdings                 Sing.           1,019,055       1,478
Swire Pacific Class "A"   H.K.            1,459,500       6,537
Swire Pacific Limited
 "B"                      H.K.            3,534,200       2,349
                                                     -----------
    TOTAL                                                22,990
                                                     -----------
SERVICES (17.1%)
Air New Zealand Ltd. "B"  N.Z.            1,150,000       1,810
British Telecom           U.K.              608,000       9,145
*Cable & Wire Optus Ltd.  Austrl.         2,674,560       5,627
+Compania Anonima
 Nacional, ADR            Venz.             293,000       5,219
+Compania de
 Telecommunicaciones,
 ADR                      Chile             155,125       3,209
David Jones Ltd.          Austrl.           742,100         819
*Embratel Participacoes
 S.A.                     Braz.          13,669,682       1,259
Hitachi Zosen
 Corporation              Jpn.              192,000         266
Hong Kong
 Telecommunications Ltd.  H.K.            6,100,000      10,668
Hyder PLC                 U.K.              371,666       4,669
                                                       MARKET
                                         SHARES/        VALUE
COMMON STOCK (89.2%)       COUNTRY         PAR         (000'S)
----------------------------------------------------------------
SERVICES (CONTINUED)
Hyder PLC Cum. Red. Pfd.  U.K.              401,400  $      795
Laidlaw Inc.              Can.               82,600         831
Mayne Nickless Ltd.       Austrl.         1,671,600       6,203
Moebel Walther AG PFD     Ger.              103,297       3,535
+Phillipine Long
 Distance Telephone, ADR  Phil.             127,000       3,294
+PT Indosat, ADR          Indo.             146,600       1,787
+Quantas Airways (144A)
 ADR                      Austrl.           165,000       3,370
SGS Societe Generale de
 Surveillance Holding SA  Swtz.                 885         867
Singapore Airlines Ltd.   Sing.             105,000         770
+SK Telecom Co., LTD.,
 ADR                      Fr.               245,037       2,496
*Sobeys Canada Inc        Can.               85,258         944
Somerfield PLC            U.K.              860,766       5,757
South China Morning Post
 Ltd.                     H.K.            2,554,000       1,310
*Swisscom AG              Swtz.              21,040       8,807
*Tele Celular Sul
 Participacoes S.A.       Braz.               9,429         144
Tele Centro Oeste
 Celular Participacoes
 S.A.                     Braz.              27,300          80
Tele Centro Sul
 Participacoes S.A.       Braz.              16,380         685
*Tele Leste Celular
 Participacoes SA         Braz.          17,647,838          53
Tele Nordeste Celular
 Participacoes S.A.       Braz.               4,095          76
Tele Norte Celular
 Participacoes S.A.       Braz.               1,638          37
Tele Norte Leste
 Participacoes S.A.       Braz.              81,900       1,019
*Tele Sudeste Celular
 Participacoes S.A.       Braz.          17,662,580         389
Telecom Italia SPA        Italy           1,200,000       7,568
*Telecomunicacois
 Brasileiras SA           Braz.          17,728,100          10
+Telefonica de Argentina
 SA, ADR                  Argentina         146,300       4,087
+Telefonica del Peru SA
 B shares, ADR            Peru              115,300       1,463
+Telefonos de Mexico SA   Mex.              117,802       5,735
Telemig Celular
 Participacoes S.A.       Braz.               4,095          87

NORTHWESTERN MUTUAL SERIES FUND, INC.
Schedule of Investments
DECEMBER 31, 1998

                                                       MARKET
                                         SHARES/        VALUE
COMMON STOCK (89.2%)       COUNTRY         PAR         (000'S)
----------------------------------------------------------------
SERVICES (CONTINUED)
*Telesp Celular
 Participacoes S.A.       Braz.          17,678,960  $      649
*Telesp Participacoes
 S.A.                     Braz.          17,728,100       2,038
The Peninsular and
 Oriental Steam
 Navigation Company       U.K.              548,000       6,495
Vendex NV                 Neth.              39,621         963
                                                     -----------
    TOTAL                                               115,035
                                                     -----------
    TOTAL COMMON STOCK                                  599,086
                                                     -----------

BONDS (0.7%)
-------------------------------------------------------------------
SBC Communications DECS,
 3.071%, 3/15/01                U.S.            99,350  $    4,421
                                                        -----------
    TOTAL BONDS                                              4,421
                                                        -----------

MONEY MARKET INVESTMENTS
 (10.5%)
-------------------------------------------------------------------
FINANCE (4.1%)
CXC Incorporated, 5.375%,
 1/26/99                        U.S.        12,600,000  $   12,553
Triple A One Funding, 5.55%,
 1/19/99                        U.S.        15,000,000      14,958
                                                        -----------
    TOTAL                                                   27,511
                                                        -----------
PERSONAL CREDIT INSTITUTIONS (1.5%)
General Electric Capital
 Corp., 5.65%, 1/13/99          U.S.        10,000,000       9,981
                                                        -----------
SHORT TERM BUSINESS CREDIT (4.9%)
American Express Credit,
 5.00%, 1/8/99                  U.S.        18,000,000      17,981

                                                          MARKET
MONEY MARKET INVESTMENTS                     SHARES/       VALUE
 (10.5%)                         COUNTRY       PAR        (000'S)
-------------------------------------------------------------------
SHORT TERM BUSINESS CREDIT (CONTINUED)
CIT Group Inc., 5.75%, 1/20/99  U.S.        15,000,000  $   14,955
                                                        -----------
    TOTAL                                                   32,936
                                                        -----------
    TOTAL MONEY MARKET
     INVESTMENTS                                            70,428
                                                        -----------
    TOTAL INVESTMENTS (100.4%)
     (COST $626,944,284)^                                  673,935
    OTHER ASSETS, LESS
     LIABILITIES (-0.4%)                                    (2,829 )
                                                        -----------
    TOTAL NET ASSETS (100.0%)                           $  671,106
                                                        -----------

 * Non-Income Producing
 + ADR-American Depository Receipt
 # IDR-International Depository Receipt

 144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers.

 DECS-Debt Exchangeable for Common Stock

**Defaulted Security

 Investment Percentages by Country:

   5.51%  Australia

   8.58    France

   6.82    Hong Kong

   7.55    Netherlands

  15.51    United Kingdom

  11.12    U.S.

  44.91    Other

 100.00    Total

 ^At December 31, 1998, the aggregate cost of securities for federal income tax purposes was $626,983,601 and the net unrealized appreciation of investments based on that cost was $46,947,724 which is comprised of $141,631,589 aggregate gross unrealized appreciation and $94,683,865 gross unrealized depreciation.

    The Accompanying Notes are an Integral Part of the Financial Statements

GROWTH STOCK PORTFOLIO
NORTHWESTERN MUTUAL SERIES FUND, INC.
Schedule of Investments
DECEMBER 31,1998

                                                                         MARKET
                                                           SHARES/        VALUE
COMMON STOCK (87.8%)                                         PAR         (000'S)
---------------------------------------------------------------------------------
BASIC MATERIALS (1.6%)
Ecolab, Inc.                                                  181,900   $  6,583
                                                                        ---------
CAPITAL GOODS (8.2%)
AlliedSignal, Inc.                                             52,400      2,322
Avery Dennison Corporation                                     83,900      3,781
Emerson Electric Co.                                           49,300      3,084
General Electric Company                                      114,500     11,686
Lockheed Martin Corporation                                    19,800      1,678
*Republic Services, Inc.                                       94,000      1,733
Tyco International Ltd.                                       100,600      7,589
Waste Management, Inc.                                         62,400      2,909
                                                                        ---------
    TOTAL                                                                 34,782
                                                                        ---------
COMMUNICATION SERVICES (5.4%)
AT&T Corp.                                                    103,508      7,789
GTE Corporation                                                56,900      3,837
MCI WorldCom, Inc.                                            153,500     11,014
                                                                        ---------
    TOTAL                                                                 22,640
                                                                        ---------
CONSUMER CYCLICAL (16.6%)
*Barnes & Noble, Inc.                                          71,000      3,018
Borg-Warner Automotive, Inc.                                   48,900      2,729
Centex Corporation                                             45,000      2,028
Dayton Hudson Corporation                                      67,000      3,635
Ford Motor Company                                             79,000      4,636
Harley-Davidson, Inc.                                         171,500      8,125
Home Depot, Inc.                                              119,500      7,312
*Kohl's Corporation                                           140,600      8,638
Lennar Corporation                                             45,600      1,151
Mattel, Inc.                                                   30,000        684
McGraw-Hill Companies Inc.                                     44,600      4,544
The New York Times Company                                    129,200      4,482
Servicemaster Co.                                             245,250      5,411
Tribune Company                                                76,000      5,016
Wal-Mart Stores, Inc.                                         105,900      8,624
                                                                        ---------
    TOTAL                                                                 70,033
                                                                        ---------
CONSUMER STAPLES (15.6%)
Anheuser-Busch Companies, Inc.                                 55,500      3,642
Benckiser N.V.                                                 69,000      4,407
Campbell Soup Company                                          52,800      2,904
Dial Corp.                                                    158,100      4,565
Hershey Foods Corporation                                      77,300      4,807
McDonald's Corporation                                         80,200      6,145
Newell Co.                                                     98,600      4,067
PepsiCo, Inc.                                                 174,100      7,127
Philip Morris Companies, Inc.                                  89,200      4,772
Procter & Gamble Company                                       62,400      5,698
The Quaker Oats Company                                        52,600      3,130
Unilever NV                                                    51,100      4,238
Walgreen Co.                                                  131,200      7,683
Walt Disney Company                                            79,600      2,388
                                                                        ---------
    TOTAL                                                                 65,573
                                                                        ---------

                                                                         MARKET
                                                           SHARES/        VALUE
COMMON STOCK (87.8%)                                         PAR         (000'S)
---------------------------------------------------------------------------------
ENERGY (5.0%)
British Petroleum Company PLC                                  49,000   $  4,392
Chevron Corporation                                            28,300      2,347
*Conoco, Inc.                                                 121,000      2,526
Diamond Offshore Drilling, Inc.                                50,000      1,184
Exxon Corporation                                              26,800      1,960
Mobil Corporation                                              38,600      3,363
*R&B Falcon Corporation                                        60,900        464
Schlumberger Limited                                           44,600      2,057
Tosco Corporation                                              61,000      1,578
Transocean Offshore Inc.                                       39,600      1,062
                                                                        ---------
    TOTAL                                                                 20,933
                                                                        ---------
FINANCE (8.1%)
Associates First Capital Corporation                           80,208      3,399
BankAmerica Corporation                                        52,501      3,157
Chase Manhattan Corporation                                    76,880      5,233
Citigroup, Inc.                                                36,000      1,782
Fifth Third Bancorp                                            73,300      5,227
First Union Corporation                                        83,100      5,054
Morgan Stanley Dean Witter & Co.                               68,700      4,878
The Bank New York Company, Inc.                               133,300      5,365
                                                                        ---------
    TOTAL                                                                 34,095
                                                                        ---------
HEALTHCARE (9.6%)
Bristol-Myers Squibb Company                                   54,000      7,226
Eli Lilly and Company                                          46,900      4,168
Guidant Corporation                                            25,800      2,844
Johnson & Johnson                                              49,100      4,118
Medtronic, Inc.                                                80,600      5,985
Merck & Co., Inc.                                              35,700      5,272
Pfizer, Inc.                                                   65,400      8,204
Warner-Lambert Company                                         38,600      2,902
                                                                        ---------
    TOTAL                                                                 40,719
                                                                        ---------
TECHNOLOGY (14.0%)
*Cisco Systems, Inc.                                           88,500      8,214
Compaq Computer Corporation                                   101,200      4,244
*DST Systems, Inc.                                             41,200      2,351
*Fiserv, Inc.                                                 157,650      8,109
Hewlett-Packard Company                                        47,400      3,238
Intel Corporation                                              57,300      6,794
International Business Machines Corporation                    49,400      9,127
Lucent Technologies, Inc.                                      41,342      4,548
*Microsoft Corporation                                         78,700     10,915
W.W. Grainger, Inc.                                            30,000      1,249
                                                                        ---------
    TOTAL                                                                 58,789
                                                                        ---------
TRANSPORTATION (3.3%)
AMR Corporation                                                34,800      2,066
Canadian National Railway Company                              61,500      3,190
*FDX Corporation                                               28,500      2,537
*Midwest Express Holdings, Inc.                               103,500      2,724

NORTHWESTERN MUTUAL SERIES FUND, INC.
Schedule of Investments
DECEMBER 31,1998

                                                                         MARKET
                                                           SHARES/        VALUE
COMMON STOCK (87.8%)                                         PAR         (000'S)
---------------------------------------------------------------------------------
TRANSPORTATION (CONTINUED)
Southwest Airlines Co.                                        143,850   $  3,228
                                                                        ---------
    TOTAL                                                                 13,745
                                                                        ---------
UTILITIES (0.4%)
Enron Corporation                                              28,100      1,602
                                                                        ---------
    TOTAL COMMON STOCK                                                   369,494
                                                                        ---------

                                                                         MARKET
                                                                          VALUE
MONEY MARKET INVESTMENTS (12.2%)                             PAR         (000'S)
---------------------------------------------------------------------------------
FEDERAL GOVERNMENT AND AGENCIES (0.3%)
+Federal Home Loan Mortgage Corp., 4.919%, 02/26/99           200,000   $    198
+Federal National Mortgage Association, 4.94%, 02/25/99     1,000,000        992
+Federal National Mortgage Association, 4.98%, 03/15/99       100,000         99
                                                                        ---------
    TOTAL                                                                  1,289
                                                                        ---------
FINANCE (4.8%)
CIT Group, Inc., 5.749%, 01/20/99                           6,000,000      5,982
+CXC Incorporated, 5.375%, 01/20/99                        10,000,000      9,963
+Triple A One Funding Group, 5.549%, 01/19/99               4,400,000      4,388
                                                                        ---------
    TOTAL                                                                 20,333
                                                                        ---------
PERSONAL CREDIT INSTITUTIONS (2.6%)
General Electric Capital Corp., 5.65%, 01/13/99             5,000,000      4,991
+General Electric Capital Corp., 5.51%, 01/26/99            6,100,000      6,077
                                                                        ---------
    TOTAL                                                                 11,068
                                                                        ---------

                                                                         MARKET
                                                                          VALUE
MONEY MARKET INVESTMENTS (12.2%)                             PAR         (000'S)
---------------------------------------------------------------------------------
SHORT TERM BUSINESS CREDIT (4.5%)
American Express Credit, 5.00%, 01/08/99                   14,000,000   $ 13,986
+American Express Credit, 5.85%, 01/08/99                   5,000,000      4,994
                                                                        ---------
    TOTAL                                                                 18,980
                                                                        ---------
    TOTAL MONEY MARKET INVESTMENTS                                        51,670
                                                                        ---------
    TOTAL INVESTMENTS (100.0%) (COST $288,025,070)^                      421,164
    OTHER ASSETS, LESS LIABILITIES (0.0%)                                    118
                                                                        ---------
    TOTAL NET ASSETS (100.0%)                                           $421,282
                                                                        ---------

* Non-Income Producing

+Partially held by the custodian in a segregated account as collateral for open futures positions. Information regarding open futures contracts as of December 31, 1998 is summarized below:

                                                    UNREALIZED
                           NUMBER OF   EXPIRATION  APPRECIATION
ISSUERS                    CONTRACTS      DATE        (000'S)
----------------------------------------------------------------
S&P 500 Stock Index            86         3/99        $1,554
 (Total Notional Value at
 12/31/98, $25,223,900)

^At December 31, 1998, the aggregate cost of securities for federal tax purposes was $288,036,724 and the net unrealized appreciation of investments based on that cost was $133,127,817 which is comprised of $138,565,266 aggregate gross unrealized appreciation and $5,437,449 aggregate gross unrealized depreciation.

    The Accompanying Notes are an Integral Part of the Financial Statements

GROWTH & INCOME STOCK PORTFOLIO
NORTHWESTERN MUTUAL SERIES FUND, INC.
Schedule of Investments
DECEMBER 31, 1998

                                                     MARKET
                                        SHARES/       VALUE
COMMON STOCK (98.3%)                      PAR        (000'S)
--------------------------------------------------------------
BASIC MATERIALS (6.5%)
Albemarle Corporation                      21,200  $      504
Allegheny Teledyne, Inc.                  129,100       2,639
Monsanto Company                          387,300      18,397
Rohm and Haas Company                     250,100       7,534
*Smurfit-Stone Container Corporation      502,334       7,943
                                                   -----------
    TOTAL                                              37,017
                                                   -----------
CAPITAL GOODS (8.7%)
AlliedSignal, Inc.                        153,300       6,793
*Coltec Industries, Inc.                  433,000       8,444
Cooper Industries, Inc.                   121,000       5,770
General Electric Company                   37,600       3,838
*Republic Services, Inc.                  102,200       1,884
Tyco International Ltd.                   117,669       8,879
Waste Management, Inc.                    306,417      14,287
                                                   -----------
    TOTAL                                              49,895
                                                   -----------
COMMUNICATION SERVICES (7.1%)
GTE Corporation                           141,900       9,569
MCI WorldCom, Inc.                        262,506      18,835
SBC Communications, Inc.                  222,200      11,915
                                                   -----------
    TOTAL                                              40,319
                                                   -----------
CONSUMER CYCLICAL (10.3%)
*AutoZone, Inc.                            75,300       2,480
*Cendant Corporation                      252,800       4,819
Circuit City Stores, Inc.                  56,500       2,821
Dayton Hudson Corporation                 112,900       6,125
The Gap, Inc.                              56,500       3,178
International Game Technology             244,800       5,952
Mattel, Inc.                              244,700       5,582
*Mirage Resorts, Incorporated             281,800       4,209
The News Corporation Limited              209,800       5,547
Service Corporation International         204,400       7,780
The TJX Companies, Inc.                   161,400       4,681
Wal-Mart Stores, Inc.                      69,900       5,692
                                                   -----------
    TOTAL                                              58,866
                                                   -----------
CONSUMER STAPLES (13.6%)
Anheuser-Busch Companies, Inc.             69,900       4,587
Campbell Soup Company                      78,000       4,290
Comcast Corporation                        59,200       3,474
*Fred Meyer, Inc.                         126,400       7,616
Kimberly-Clark Corporation                107,600       5,864
PepsiCo, Inc.                             204,200       8,359
Philip Morris Companies, Inc.             309,300      16,548
Procter & Gamble Company                  161,400      14,738
Ralston Purina Group                       88,700       2,872
The Seagram Company Ltd.                   88,700       3,371
*Tele Communications, Inc.                110,300       6,101
                                                   -----------
    TOTAL                                              77,820
                                                   -----------

                                                     MARKET
                                        SHARES/       VALUE
COMMON STOCK (98.3%)                      PAR        (000'S)
--------------------------------------------------------------
ENERGY (7.1%)
*Input/Output, Inc.                       683,100  $    4,995
Mobil Corporation                         169,400      14,759
Shell Transport & Trading Company         357,700      13,302
Tosco Corporation                         277,000       7,167
                                                   -----------
    TOTAL                                              40,223
                                                   -----------
FINANCE (14.6%)
Astoria Financial Corporation              83,235       3,808
BankAmerica Corporation                   298,843      17,968
Bankers Trust Corporation                  64,500       5,511
Citigroup Inc.                            173,450       8,586
Fannie Mae                                 26,600       1,968
KeyCorp                                   164,000       5,248
Marsh & McLennan Companies, Inc.           82,050       4,796
MBIA, Inc.                                 94,100       6,169
Newcourt Credit Group Inc.                113,600       3,969
Starwood Hotels & Resorts                 329,396       7,473
UNUM Corporation                          147,900       8,634
Washington Mutual, Inc.                   243,200       9,287
                                                   -----------
    TOTAL                                              83,417
                                                   -----------
HEALTHCARE (9.0%)
*Alza Corporation                          43,000       2,247
American Home Products Corporation        295,800      16,657
Bristol-Myers Squibb Company              113,200      15,148
*Forest Laboratories, Inc.                 61,900       3,292
*Genzyme Corporation (General
 Division)                                131,800       6,557
*Genzyme Molecular Oncology                14,219          46
*HEALTHSOUTH Corporation                  231,500       3,574
*Humana, Inc.                              34,300         611
Warner-Lambert Company                     43,000       3,233
                                                   -----------
    TOTAL                                              51,365
                                                   -----------
TECHNOLOGY (16.6%)
AutoDesk, Inc.                             88,700       3,786
*Cisco Systems, Inc.                      145,225      13,479
Compaq Computer Corporation               158,000       6,626
*EMC Corporation                           91,400       7,769
Intel Corporation                          96,800      11,477
International Business Machines
 Corporation                               86,100      15,907
Lucent Technologies Inc.                   67,200       7,392
*Microsoft Corporation                     96,800      13,425
*Oracle Corporation                        53,800       2,320
*Sun Microsystems, Inc.                    94,100       8,057
Texas Instruments, Incorporated            53,800       4,603
                                                   -----------
    TOTAL                                              94,841
                                                   -----------
TRANSPORTATION (2.3%)
Union Pacific Corporation                 295,800      13,329
                                                   -----------

NORTHWESTERN MUTUAL SERIES FUND, INC.
Schedule of Investments
DECEMBER 31, 1998

                                                     MARKET
                                        SHARES/       VALUE
COMMON STOCK (98.3%)                      PAR        (000'S)
--------------------------------------------------------------
UTILITIES (2.5%)
K N Energy, Inc.                           21,500  $      782
Northern States Power Company              53,900       1,496
PP & L Resources, Inc.                    285,100       7,947
Wisconsin Energy Corporation              128,900       4,052
                                                   -----------
    TOTAL                                              14,277
                                                   -----------
    TOTAL COMMON STOCK                                561,369
                                                   -----------

                                                                        MARKET
                                                                         VALUE
MONEY MARKET INVESTMENTS (1.6%)                              PAR        (000'S)
--------------------------------------------------------------------------------
FINANCE LESSORS (.1%)
Triple A One Funding, 5.55%, 1/19/99                         500,000   $    499
                                                                       ---------
PERSONAL CREDIT INSTITUTIONS (.9%)
General Electric Capital Corporation, 5.65%, 1/13/99       1,000,000        998
General Electric Capital Corporation, 5.51%, 1/26/99       2,000,000      1,992
Variable Funding Capital Corp., 5.95%, 1/11/99             2,000,000      1,997
                                                                       ---------
    TOTAL                                                                 4,987
                                                                       ---------

                                                                        MARKET
                                                                         VALUE
MONEY MARKET INVESTMENTS (1.6%)                              PAR        (000'S)
--------------------------------------------------------------------------------
SHORT TERM BUSINESS CREDIT (.6%)
American Express Credit, 5.00%, 1/8/99                       600,000   $    599
American Express Credit, 5.85%, 1/8/99                     1,000,000        999
CIT Group, 5.75%, 1/20/99                                  2,000,000      1,994
                                                                       ---------
    TOTAL                                                                 3,592
                                                                       ---------
    TOTAL MONEY MARKET INVESTMENTS                                        9,078
                                                                       ---------
    TOTAL INVESTMENTS (99.9%) (COST $517,081,519)^                      570,447
    OTHER ASSETS, LESS LIABILITIES (0.1%)                                   523
                                                                       ---------
    TOTAL NET ASSETS (100.0%)                                          $570,970
                                                                       ---------

* Non-Income Producing

^At December 31,1998, the aggregate cost of securities for federal income tax purposes was $519,130,218 and the net unrealized appreciation of investments based on that cost was $51,316,579 which is comprised of $83,932,797 aggregate gross unrealized appreciation and $32,616,218 aggregate gross unrealized depreciation.

    The Accompanying Notes are an Integral Part of the Financial Statements

INDEX 500 STOCK PORTFOLIO
NORTHWESTERN MUTUAL SERIES FUND, INC.
Schedule of Investments
DECEMBER 31, 1998

                                                 MARKET VALUE
COMMON STOCK (99.1%)                   SHARES      (000'S)
-------------------------------------------------------------
BASIC MATERIALS (3.1%)
Air Products & Chemicals, Inc.           39,100  $     1,564
Alcan Aluminum Limited                   38,400        1,039
Allegheny Teledyne, Inc.                 33,235          679
Aluminum Co. of America                  31,500        2,349
Archer Daniels Midland Company          101,080        1,737
ASARCO, Inc.                              6,600           99
Barrick Gold Corporation                 63,000        1,229
Battle Mountain Gold Company             38,100          157
Bemis Company, Inc.                       9,000          341
*Bethlehem Steel Corporation             21,500          180
B. F. Goodrich Company                   12,500          448
Boise Cascade Corporation                 9,500          295
Champion International                   16,100          652
Cyprus Amax Minerals Co.                 15,550          156
Dow Chemical Company                     37,800        3,437
E.I. du Pont de Nemours & Co.           191,000       10,135
Eastman Chemical Company                 13,425          601
Ecolab, Inc.                             21,900          793
Engelhard Corp.                          24,400          476
*FMC Corporation                          5,800          325
Freeport-McMoRan Copper & Gold,
 Inc.                                    30,400          317
Georgia Pacific Group                    15,700          919
Great Lakes Chemical                     10,000          400
Hercules Inc.                            16,000          438
Homestake Mining Company                 40,300          370
Inco Limited                             28,000          296
International Flavors & Fragrances,
 Inc.                                    18,100          800
International Paper Company              51,900        2,326
Louisiana Pacific Corporation            18,500          339
Mead Corp.                               17,500          513
Monsanto Company                        101,400        4,817
Morton International, Inc.               22,000          539
Nalco Chemical Company                   11,100          344
Newmont Mining Corporation               28,180          509
Nucor Corp.                              14,900          644
Phelps Dodge Corporation                  9,900          504
Pioneer Hi-Bred International            40,800        1,102
Placer Dome, Inc.                        42,200          485
Potlatch Corporation                      4,900          181
PPG Industries, Inc.                     29,900        1,742
Praxair                                  26,700          941
Reynolds Metals Company                  12,200          643
Rohm and Haas Company                    30,100          907
Sigma-Aldrich Corp.                      17,000          499
Temple-Inland Inc.                        9,400          558
Union Camp Corporation                   11,700          790
Union Carbide Corporation                22,800          969
USX-U.S. Steel Group, Inc.               14,900          343
W.R. Grace & Co.                         12,600          198
Westvaco Corporation                     17,150          460

                                                 MARKET VALUE
COMMON STOCK (99.1%)                   SHARES      (000'S)
-------------------------------------------------------------
BASIC MATERIALS (CONTINUED)
Weyerhaeuser Company                     33,600  $     1,707
Willamette Industries Inc.                1,880          630
Worthington Industries                   16,050          201
                                                 ------------
    TOTAL                                             53,123
                                                 ------------
CAPITAL GOODS (7.9%)
Aeroquip-Vickers Inc.                     4,700          141
AlliedSignal, Inc.                       94,700        4,196
AMP, Inc.                                36,926        1,922
Avery Dennison Corporation               19,800          892
Ball Corporation                          5,100          233
Boeing Company                          170,576        5,565
Briggs & Stratton Corporation             4,000          200
Browning-Ferris Industries, Inc.         29,300          833
Case Corporation                         12,600          275
Caterpillar, Inc.                        61,600        2,834
Cooper Industries, Inc.                  17,500          835
Corning, Inc.                            39,100        1,760
Crane Co.                                11,575          349
Crown Cork & Seal Company, Inc.          21,000          647
Cummins Engine Company, Inc.              6,400          227
Danaher Corporation                      22,600        1,227
Deere & Company                          41,300        1,368
Dover Corporation                        37,700        1,381
Eaton Corporation                        12,100          855
Emerson Electric Co.                     74,300        4,648
Fluor Corporation                        13,300          566
Foster Wheeler Corporation                6,800           90
General Dynamics Corporation             21,400        1,255
General Electric Company                549,200       56,053
Harnischfeger Industries, Inc.            7,900           80
Honeywell, Inc.                          21,300        1,604
Illinois Tool Works, Inc.                42,200        2,448
Ingersoll-Rand Company                   27,900        1,310
Johnson Controls, Inc.                   14,300          844
Lockheed Martin Corporation              33,054        2,801
McDermott International, Inc.            10,000          247
Milacron Inc.                             6,500          125
Millipore Corp.                           7,300          208
Minnesota Mining & Manufacturing
 Co.                                     68,200        4,851
Moore Corporation Ltd.                   14,910          164
NACCO Industries, Inc.                    1,400          129
National Service Industries, Inc.         6,900          262
*Navistar International Corporation      11,300          322
Northrop Grumman Corporation             11,600          848
*Owens-Illinois, Inc.                    26,200          802
PACCAR Incorporated                      13,170          542
Pall Corporation                         20,900          529
Parker-Hannifin Corporation              18,675          612
Pitney Bowes, Inc.                       46,300        3,059

NORTHWESTERN MUTUAL SERIES FUND, INC.
Schedule of Investments
DECEMBER 31, 1998

                                                 MARKET VALUE
COMMON STOCK (99.1%)                   SHARES      (000'S)
-------------------------------------------------------------
CAPITAL GOODS (CONTINUED)
Raychem Corp.                            13,400  $       433
Rockwell International Corp.             32,300        1,569
*Sealed Air Corporation                  14,071          719
Tenneco Inc.                             28,600          974
Textron Inc.                             27,700        2,103
*Thermo Electron Corporation             28,000          474
Thomas & Betts Corporation                9,600          416
Timken Company                           10,500          198
Tyco International Ltd.                 108,759        8,205
United Technologies Corp.                38,500        4,187
Waste Management Inc.                    96,485        4,499
                                                 ------------
    TOTAL                                            133,916
                                                 ------------
COMMUNICATION SERVICES (8.4%)
*Airtouch Communications Inc.            96,900        6,989
ALLTEL Corporation                       46,300        2,769
Ameritech Corporation                   186,100       11,794
AT&T Corporation                        304,900       22,944
Bell Atlantic Corporation               262,184       14,895
BellSouth Corporation                   332,000       16,559
Frontier Corporation                     28,900          983
GTE Corporation                         162,700       10,972
*MCI WorldCom, Inc.                     299,782       21,509
*Nextel Communications, Inc.             48,200        1,139
SBC Communications Inc.                 330,398       17,718
Sprint Corporation                       72,600        6,107
*Sprint PCS                              70,850        1,638
U S WEST, Inc.                           84,708        5,474
                                                 ------------
    TOTAL                                            141,490
                                                 ------------
CONSUMER CYCLICAL (8.7%)
American Greetings Corp.                 11,900          489
Armstrong World Industries Inc.           6,800          410
*Autozone, Inc.                          25,800          850
Black & Decker Corporation               14,800          830
Brunswick Corporation                    16,700          413
*Cendant Corporation                    144,854        2,761
Centex Corporation                       10,100          455
Circuit City Stores, Inc.                16,900          844
*Consolidated Stores Corporation         18,500          373
Cooper Tire & Rubber Company             13,100          268
*Costco Companies, Inc.                  36,507        2,635
Dana Corporation                         27,800        1,136
Dayton Hudson Corporation                74,100        4,020
Dillard 's , Inc.                        18,700          531
Dollar General Corp.                     31,175          737
Dow Jones & Company, Inc.                15,800          760
Dun & Bradstreet Corporation             28,800          909
*Federated Department Stores, Inc.       35,600        1,551
Fleetwood Enterprises, Inc.               5,800          202
Ford Motor Company                      204,500       12,002
*Fruit of the Loom, Inc.                 12,200          169
Gannet Company Inc.                      48,000        3,177
                                                 MARKET VALUE
COMMON STOCK (99.1%)                   SHARES      (000'S)
-------------------------------------------------------------
CONSUMER CYCLICAL (CONTINUED)
Gap, Inc.                                99,450  $     5,594
General Motors Corp.                    110,400        7,901
Genuine Parts Company                    30,200        1,010
Goodyear Tire & Rubber Company           26,500        1,337
H & R Block, Inc.                        17,000          765
Harcourt General                         12,000          638
*Harrahs Entertainment                   17,100          268
Hasbro Inc.                              22,250          804
Hilton Hotels Corporation                44,000          842
Home Depot, Inc.                        248,096       15,180
Interpublic Group of Cos., Inc.          23,000        1,834
ITT Industries Inc.                      20,000          795
J.C. Penney Company, Inc.                42,700        2,002
Jostens, Inc.                             6,100          160
*Kmart Corporation                       83,100        1,272
Kaufman & Broad Home Corp.                6,700          193
Knight-Ridder, Inc.                      13,300          680
*Kohl's Corporation                      26,700        1,640
Laidlaw Transportation Limited           55,700          560
The Limited, Inc.                        38,500        1,121
Liz Claiborne, Inc.                      11,100          350
Lowe's Companies, Inc.                   59,400        3,041
Marriott International                   42,200        1,224
Masco Corporation                        57,400        1,650
Mattel, Inc.                             49,388        1,127
May Department Stores Company            39,000        2,355
Maytag Corporation                       15,400          959
McGraw-Hill Companies Inc.               16,800        1,712
Meredith Corporation                      8,900          337
*Mirage Resorts, Inc.                    30,300          453
The New York Times Company               32,000        1,110
Nike, Inc.                               48,600        1,971
Nordstrom, Inc.                          25,100          871
Omnicom Group Inc.                       28,600        1,659
Owens Corning                             9,100          322
Pep Boys - Manny, Moe & Jack             10,600          166
Pulte Corporation                         7,200          200
*Reebok International Ltd.                9,400          140
Russell Corp.                             6,000          122
Sears Roebuck & Co.                      66,200        2,814
Service Corporation International        43,400        1,652
Sherwin-Williams Company                 29,200          858
Snap-On Inc.                              9,950          346
Springs Industries, Inc.                  3,100          128
The Stanley Works                        15,000          416
*Staples, Inc.                           52,600        2,298
The TJX Companies, Inc.                  53,500        1,552
Tandy Corporation                        16,900          696
Times Mirror Company                     14,600          818
*Toys R Us                               44,100          744
Tribune Company                          20,600        1,359
TRW, Inc.                                20,600        1,157

NORTHWESTERN MUTUAL SERIES FUND, INC.
Schedule of Investments
DECEMBER 31, 1998

                                                 MARKET VALUE
COMMON STOCK (99.1%)                   SHARES      (000'S)
-------------------------------------------------------------
CONSUMER CYCLICAL (CONTINUED)
VF Corporation                           20,500  $       961
Venator Group, Inc.                      22,400          144
Wal-Mart Stores, Inc.                   377,400       30,734
Whirlpool Corporation                    12,800          709
                                                 ------------
    TOTAL                                            147,273
                                                 ------------
CONSUMER STAPLES (14.8%)
Adolph Coors Co.                          6,100          344
Alberto-Culver Company                    9,300          248
Albertson's, Inc.                        41,500        2,643
American Stores Co.                      46,300        1,710
Anheuser-Busch Companies, Inc.           81,400        5,342
Avon Products, Inc.                      44,500        1,969
BESTFOODS                                48,500        2,583
*Brown-Forman Corporation                11,600          878
Campbell Soup Company                    75,800        4,169
Cardinal Health Inc.                     33,750        2,561
CBS Corporation                         120,800        3,956
*Clear Channel Communications, Inc.      41,900        2,284
Clorox Company                           17,500        2,044
The Coca-Cola Company                   416,200       27,833
Coca Cola Enterprises Inc.               68,300        2,442
Colgate-Palmolive Co.                    49,900        4,634
Comcast Corp.                            62,350        3,659
Conagra, Inc.                            82,400        2,596
CVS Corporation                          65,700        3,613
Darden Restaurant, Inc.                  23,500          423
Deluxe Corp.                             13,600          497
Fort James Corporation                   37,200        1,488
Fortune Brands, Inc.                     29,200          923
*Fred Meyer, Inc.                        26,000        1,567
General Mills, Inc.                      26,100        2,029
Gillette Company                        189,500        9,155
Great Atlantic & Pacific Tea Co.,
 Inc.                                     6,500          193
H.J. Heinz Company                       61,150        3,463
Hershey Foods Corp.                      24,200        1,505
Kellogg Company                          68,700        2,344
Kimberly-Clark Corporation               92,444        5,038
*King World Productions, Inc.            12,400          365
Kroger Company                           43,300        2,620
Longs Drug Stores Corp.                   6,500          244
McDonald's Corporation                  115,600        8,858
*MediaOne Group, Inc.                   102,900        4,836
Newell Co.                               27,400        1,130
PepsiCo Inc.                            248,600       10,177
Philip Morris Companies, Inc.           410,500       21,962
Procter & Gamble Company                226,300       20,664
The Quaker Oats Company                  23,000        1,369
RJR Nabisco Holdings Corp.               54,800        1,627
R.R. Donnelley & Sons Company            23,500        1,030
                                                 MARKET VALUE
COMMON STOCK (99.1%)                   SHARES      (000'S)
-------------------------------------------------------------
CONSUMER STAPLES (CONTINUED)
Ralston Purina Group                     52,700  $     1,706
Rite Aid Corporation                     43,600        2,161
Rubbermaid, Inc.                         25,300          795
*Safeway Inc.                            82,100        5,003
Sara Lee Corporation                    157,600        4,442
The Seagram Company Ltd.                 66,500        2,527
Supervalue, Inc.                         20,400          571
Sysco Corporation                        57,000        1,564
*Tele Communications, Inc.               88,376        4,888
Time Warner Inc.                        202,300       12,555
*Tricon Global Restaurants, Inc.         25,790        1,293
Tupperware                                9,600          158
Unilever, N.V.                          108,100        8,966
UST Incorporated                         31,400        1,095
Viacom, Inc.                             60,456        4,474
Walgreen Company                         84,000        4,919
Walt Disney Company                     345,807       10,374
Wendy's International, Inc.              21,500          469
Winn-Dixie Stores, Inc.                  25,100        1,126
Wm. Wrigley Jr. Company                  19,600        1,755
                                                 ------------
    TOTAL                                            249,856
                                                 ------------
ENERGY (6.2%)
Amerada Hess Corporation                 15,400          766
Amoco Company                           161,100        9,726
Anadarko Petroleum Corporation           20,300          627
Apache Corporation                       16,600          420
Ashland, Inc.                            12,900          624
Atlantic Richfield Company               54,200        3,537
Baker Hughes, Inc.                       53,630          949
Burlington Resource, Inc.                29,920        1,072
Chevron Corp.                           110,500        9,165
Exxon Corporation                       411,600       30,098
Halliburton Company                      74,100        2,195
Helmerich & Payne, Inc.                   8,500          165
Kerr-McGee Corporation                    8,100          310
Mobil Corporation                       131,900       11,492
Occidental Petroleum Corporation         59,600        1,006
*ORYX Energy Company                     17,900          241
PennzEnergy Company                       8,100          132
*Pennzoil-Quaker State Company            8,100          120
Phillips Petroleum Company               43,600        1,858
*Rowan Companies, Inc.                   14,200          142
Royal Dutch Petroleum Co., ADR          361,900       17,326
Schlumberger Limited                     91,900        4,239
Sunoco, Inc.                             15,800          570
Texaco Inc.                              90,400        4,780
Union Pacific Resource Group             42,392          384
Unocal Corp.                             40,700        1,188
USX -Marathon Group                      51,900        1,563
                                                 ------------
    TOTAL                                            104,695
                                                 ------------

NORTHWESTERN MUTUAL SERIES FUND, INC.
Schedule of Investments
DECEMBER 31, 1998

                                                 MARKET VALUE
COMMON STOCK (99.1%)                   SHARES      (000'S)
-------------------------------------------------------------
FINANCE (15.5%)
Allstate Corporation                    139,828  $     5,401
American Express Company                 77,000        7,873
American General Corporation             42,725        3,332
American International Group, Inc.      177,237       17,126
Aon Corporation                          28,500        1,578
Associates First Capital
 Corporation                            116,910        4,954
Banc One Corporation                    197,686       10,094
Bank of New York Company, Inc.          126,100        5,076
BankAmerica Corporation                 293,276       17,633
BankBoston Corporation                   49,700        1,935
Bankers Trust New York Corporation       16,200        1,384
BB&T Corporation                         48,300        1,947
The Bear Stearns Companies, Inc.         19,200          718
Berkshire Hathaway Inc.                      44        3,136
Capital One Financial Corporation        11,200        1,288
Charles Schwab Corporation               67,550        3,795
Chase Manhattan Corporation             144,612        9,843
The Chubb Corporation                    28,000        1,817
CIGNA Corporation                        35,800        2,768
Cincinnati Financial Corporation         28,200        1,033
Citigroup                               385,841       19,099
Comerica, Inc.                           26,250        1,790
Conseco Inc.                             52,737        1,612
Countrywide Credit Industries, Inc.      18,700          939
Federal Home Loan Mortgage Corp.        114,500        7,378
Federal National Mortgage
 Association                            175,000       12,950
Fifth Third Bankcorp                     45,175        3,222
First Union Corporation                 163,552        9,946
Fleet Financial Group Inc.               95,860        4,284
Franklin Resources Inc.                  42,700        1,366
Golden West Financial Corporation         9,700          889
Hartford Financial Services Group
 Inc.                                    39,400        2,162
Household International Inc.             83,079        3,292
Huntington Bancshares, Inc.              35,740        1,074
J.P. Morgan & Company, Inc.              29,800        3,131
Jefferson-Pilot Corp.                    17,950        1,346
KeyCorp                                  74,200        2,374
Lehman Brothers Holdings, Inc.           20,000          881
Lincoln National Corporation             17,000        1,391
Loews Corp.                              19,400        1,906
Marsh & McLennan Companies, Inc.         43,150        2,522
MBIA, Inc.                               16,800        1,101
MBNA Corp.                              126,875        3,164
Mellon Bank Corporation                  44,000        3,025
Mercantile Bancorp                       25,700        1,185
Merrill Lynch & Co.                      58,800        3,925
                                                 MARKET VALUE
COMMON STOCK (99.1%)                   SHARES      (000'S)
-------------------------------------------------------------
FINANCE (CONTINUED)
MGIC Investment Corp.                    19,100  $       760
Morgan Stanley, Dean Witter,
 Discover & Co.                          98,905        7,022
National City Corp.                      55,700        4,038
Northern Trust Corp.                     18,800        1,641
PNC Bank Corp.                           50,900        2,755
Progressive Corporation                  12,300        2,083
Providian Financial Corporation          24,100        1,808
Provident Companies, Inc.                22,800          946
Regions Financial Corporation            36,100        1,455
Republic New York Corporation            18,200          829
SAFECO, Inc.                             23,800        1,022
SLM Holding Corporation                  28,300        1,358
St. Paul Companies, Inc.                 39,886        1,386
State Street Corporation                 27,300        1,899
Summit Bancorp.                          29,300        1,280
SunAmerica, Inc.                         34,900        2,831
Suntrust Banks Inc.                      35,300        2,700
Synovus Financial Corp.                  44,450        1,083
Torchmark Corporation                    23,700          837
Transamerica Corporation                 10,600        1,224
UNUM Corporation                         23,300        1,360
U.S. Bancorp                            125,431        4,453
Union Planters Corporation               21,500          974
Wachovia Corporation                     34,900        3,052
Waddell & Reed Financial, Inc.            5,681          132
Washington Mutual, Inc.                 100,036        3,820
Wells Fargo & Company                   272,930       10,900
                                                 ------------
    TOTAL                                            262,333
                                                 ------------
HEALTHCARE (12.0%)
Abbott Laboratories Inc.                259,900       12,735
Aetna, Inc.                              24,363        1,916
Allergan Inc.                            11,000          712
*Alza Corporation                        14,600          763
American Home Products Corporation      222,100       12,507
*Amgen, Inc.                             42,900        4,486
Bausch & Lomb, Inc.                       9,400          564
Baxter International, Inc.               48,200        3,100
Becton, Dickinson & Company              41,700        1,780
Biomet, Inc.                             18,900          761
*Boston Scientific Corp.                 66,100        1,772
Bristol-Myers Squibb Company            167,900       22,467
C.R. Bard, Inc.                           9,500          470
Columbia/HCA Healthcare Corporation     108,900        2,695
Eli Lilly & Company                     185,900       16,522
Guidant Corporation                      25,500        2,811
*HCR Manor Care Inc.                     18,300          538
*HEALTHSOUTH Corporation                 71,300        1,101
Humana, Inc.                             28,200          502

NORTHWESTERN MUTUAL SERIES FUND, INC.
Schedule of Investments
DECEMBER 31, 1998

                                                 MARKET VALUE
COMMON STOCK (99.1%)                   SHARES      (000'S)
-------------------------------------------------------------
HEALTHCARE (CONTINUED)
Johnson & Johnson                       227,000  $    19,040
Mallinckrodt, Inc.                       12,300          379
Medtronic, Inc.                          79,200        5,881
Merck & Co., Inc.                       201,000       29,685
Pfizer, Inc.                            220,500       27,659
Pharmacia & Upjohn Inc.                  85,705        4,853
Schering-Plough Corporation             247,800       13,691
*St. Jude Medical, Inc.                  14,200          393
*Tenet Healthcare Corp.                  52,000        1,365
*United Healthcare Corp.                 33,000        1,421
Warner-Lambert Company                  138,600       10,421
                                                 ------------
    TOTAL                                            202,990
                                                 ------------
TECHNOLOGY (18.5%)
*3Com Corporation                        60,600        2,716
Adobe Systems, Inc.                      11,300          528
*Advanced Micro Devices, Inc.            24,300          703
*Andrew Corporation                      14,537          240
*Apple Computer, Inc.                    22,700          929
*Applied Materials, Inc.                 61,800        2,638
*Ascend Communications, Inc.             36,400        2,393
Autodesk, Inc.                            7,900          337
Automatic Data Processing, Inc.          50,800        4,074
*BMC Software, Inc.                      34,800        1,551
*Cabletron Systems, Inc.                 27,800          233
*Ceridian Corp.                          12,200          852
*Cisco Systems Inc.                     262,425       24,356
Compaq Computer Corporation             282,009       11,827
Computer Associates International,
 Inc.                                    94,712        4,037
*Computer Sciences Corp.                 26,700        1,720
*Data General Corporation                 8,200          135
*Dell Computer Corp.                    213,700       15,640
EG&G, Inc.                                7,800          217
*EMC Corporation                         84,300        7,166
Eastman Kodak Company                    54,500        3,924
Electronic Data Systems Corporation      83,100        4,176
Equifax, Inc.                            25,000          855
First Data Corporation                   75,400        2,389
*Gateway 2000, Inc.                      26,300        1,346
*General Instrument Corporation          28,300          960
Harris Corporation                       13,500          494
HBO & Company                            78,500        2,252
Hewlett-Packard Company                 175,500       11,989
IMS Health Incorporated                  28,000        2,112
Ikon Office Solutions                    22,900          196
Intel Corporation                       283,600       33,624
International Business Machines
 Corporation                            157,500       29,098
*KLA- Tencor Corporation                 14,700          638
*LSI Logic Corp.                         23,800          384
                                                 MARKET VALUE
COMMON STOCK (99.1%)                   SHARES      (000'S)
-------------------------------------------------------------
TECHNOLOGY (CONTINUED)
Lucent Technologies Inc.                221,980  $    24,418
*Micron Technology                       36,000        1,820
*Microsoft Corporation                  415,900       57,680
Motorola, Inc.                          101,000        6,167
*National Semiconductor Corporation      27,700          374
Northern Telecom Limited                110,100        5,519
*Novell, Inc.                            59,700        1,082
*Oracle Corporation                     164,300        7,085
*Parametric Technology Company           45,900          752
Paychex, Inc.                            27,500        1,415
*Peoplesoft, Inc.                        38,900          737
Perkin-Elmer Corporation                  8,300          810
Polaroid Corporation                      7,300          136
Raytheon Company- Class B                57,200        3,046
Scientific-Atlanta, Inc.                 12,700          290
*Seagate Technology Inc.                 41,000        1,240
Shared Medical Systems Corp.              4,500          224
*Silicon Graphics                        31,900          411
*Sun Microsystems Inc.                   63,900        5,471
Tektronix, Inc.                           7,950          239
*Tellabs Inc.                            32,700        2,242
Texas Instruments, Inc.                  65,900        5,639
*Unisys Corporation                      42,900        1,477
W.W. Grainger, Inc.                      16,500          687
Xerox Corporation                        55,500        6,549
                                                 ------------
    TOTAL                                            312,239
                                                 ------------
TRANSPORTATION (.9%)
*AMR Corporation                         30,800        1,829
Burlington Northern Santa Fe             79,821        2,694
CSX Corporation                          36,900        1,531
Delta Air Lines Inc.                     24,100        1,253
*Federal Express Corp.                   24,860        2,213
Norfolk Southern Corporation             64,000        2,028
Ryder System, Inc.                       12,400          322
Southwest Airlines Co.                   56,700        1,272
Union Pacific Corporation                41,700        1,879
*USAir Group, Inc.                       14,800          770
                                                 ------------
    TOTAL                                             15,791
                                                 ------------
UTILITIES (3.1%)
The AES Corporation                      29,700        1,407
Ameren Corporation                       23,200          990
American Electric Power Co. Inc.         32,200        1,515
Baltimore Gas & Electric Co.             25,100          775
Carolina Power & Light Company           25,500        1,200
Central & South West Corporation         35,900          985
Cinergy Corporation                      26,717          918
Coastal Corp.                            35,900        1,254
Columbia Energy Group                    14,050          811
Consolidated Edison Co. of New York      39,500        2,089

NORTHWESTERN MUTUAL SERIES FUND, INC.
Schedule of Investments
DECEMBER 31, 1998

                                                 MARKET VALUE
COMMON STOCK (99.1%)                   SHARES      (000'S)
-------------------------------------------------------------
UTILITIES (CONTINUED)
Consolidated Natural Gas Company         16,200  $       875
Dominion Resources Inc.                  33,200        1,552
DTE Energy Company                       24,500        1,050
Duke Energy Corp.                        60,965        3,906
Eastern Enterprises                       3,800          166
Edison International                     59,700        1,664
Enron Corp                               55,600        3,173
Entergy Corporation                      41,600        1,295
FirstEnergy Corporation                  40,000        1,303
FPL Group, Inc.                          30,600        1,886
GPU, Inc.                                21,600          954
Houston Industries Incorporated          49,962        1,605
New Century Energies, Inc.               18,800          917
*Niagara Mohawk Power Corporation        31,600          510
Nicor, Inc.                               8,100          342
Northern States Power Company            25,600          710
ONEOK, Inc.                               5,300          191
P P & L Resources, Inc.                  25,534          712
PacifiCorp                               50,200        1,057
PECO Energy Company                      37,600        1,565
Peoples Energy Corporation                5,900          235
PG&E Corp.                               64,500        2,032
Public Service Enterprise Group,
 Inc.                                    39,200        1,568
*Sempra Energy                           40,602        1,030
Sonat Inc.                               18,600          503
Southern Company                        117,800        3,424
Texas Utilities Company                  47,215        2,204
UNICOM Corp.                             36,600        1,411
Williams Companies, Inc.                 71,700        2,236
                                                 ------------
    TOTAL                                             52,020
                                                 ------------
    TOTAL COMMON STOCK                             1,675,726
                                                 ------------

                                                 MARKET VALUE
MONEY MARKET INVESTMENTS (0.7%)         PAR        (000'S)
-------------------------------------------------------------
FEDERAL GOVERNMENT AND AGENCIES (0.1%)
+FHLM, 4.92%, 2/26/99                 1,000,000  $       992
+FHLM, 5.11%, 1/08/99                   500,000          500
+FNMA, 4.98%, 3/15/99                   100,000           99
                                                 ------------
    TOTAL                                              1,591
                                                 ------------
FINANCE (0.5%)
+Asset Securitization, 5.6%,
 1/28/99                              2,000,000        1,992
+CXC Incorporated, 5.375%, 1/26/99    4,750,000        4,732
+Triple A One Funding, 5.55%,
 1/19/99                              2,000,000        1,994
                                                 ------------
    TOTAL                                              8,718
                                                 ------------
SHORT TERM BUSINESS CREDIT (0.1%)
American Express Credit, 5.0%,
 1/8/99                               2,200,000        2,198
                                                 ------------
    TOTAL MONEY MARKET INVESTMENTS                    12,507
                                                 ------------
    TOTAL INVESTMENTS (99.8%) (COST
     $939,455,194)^                                1,688,233
    OTHER ASSETS, LESS LIABILITIES
     (0.2%)                                            2,447
                                                 ------------
    TOTAL NET ASSETS (100.0%)                    $ 1,690,680
                                                 ------------

ADR-American Depository Receipt.
* Non-Income Producing.

+Partially held by the custodian in a segregated account as collateral for open futures positions. Information regarding open futures contracts as of December 31, 1998 is summarized below:

                                                    UNREALIZED
                           NUMBER OF   EXPIRATION  APPRECIATION
ISSUER                     CONTRACTS      DATE        (000'S)
----------------------------------------------------------------
S&P 500 Stock Index            40         3/99         $324
 (Total Notional Value at
 12/31/98, $12,130,969)

^At December 31, 1998, the aggregate cost of securities for federal income tax purposes was $939,535,329 and the net unrealized appreciation of investments based on that cost was $748,698,082 which is comprised of $769,501,002 aggregate gross unrealized appreciation and $20,802,920 aggregate gross unrealized depreciation.

    The Accompanying Notes are an Integral Part of the Financial Statements

BALANCED PORTFOLIO
NORTHWESTERN MUTUAL SERIES FUND, INC.
Schedule of Investments
DECEMBER 31, 1998

                                    SHARES/      MARKET VALUE
BONDS (33.9%)                         PAR          (000'S)
-------------------------------------------------------------
CORPORATE BONDS (7.4%)
AEROSPACE AND DEFENSE (0.1%)
Lockheed Corporation, 6.75%,
 3/15/03                              3,000,000  $     3,117
                                                 ------------
BANK HOLDING COMPANIES (0.4%)
Banco Montevideo, 8.4%,
 04/30/08 (144A)                      6,250,000        5,367
BT Institutional Capital Trust,
 7.75%, 12/01/26 (144A)               1,000,000        1,031
Security Capital Industrial
 Trust, 7.3%, 5/15/01                 8,000,000        8,260
                                                 ------------
    TOTAL                                             14,658
                                                 ------------
BANKING & FINANCE (0.7%)
Associates Corp. of North
 America, 7.95%, 2/15/10              5,550,000        6,345
Lehman Brothers Holdings, Inc.,
 8.8%, 3/01/15                        5,000,000        5,740
Morgan Stanley Capital, 7.387%,
 5/15/06                              6,925,000        7,486
Nations Bank Lease, 7.442%,
 11/18/05                             2,000,000        2,122
                                                 ------------
    TOTAL                                             21,693
                                                 ------------
CABLE & MEDIA (0.2%)
Seagram Joseph E & S, 7.60%,
 12/15/28                             5,000,000        5,033
                                                 ------------
CHEMICALS AND ALLIED PRODUCTS (0.3%)
Dow Capital B.V., 8.5%, 6/8/10        8,200,000        9,790
                                                 ------------
COMMUNICATIONS (0.2%)
Telecommunications, Inc.,
 7.375%, 2/15/00                      8,000,000        8,182
                                                 ------------
DURABLE GOODS (0.2%)
Tata Engineering & Locomotive,
 7.875%, 07/15/07 (144A)              6,500,000        5,404
                                                 ------------
ELECTRIC SERVICES (1.8%)
Columbia Gas System Inc.,
 7.32%, 11/28/10                      7,571,000        8,061
Comed Financing II, 8.5%,
 1/15/27                              3,000,000        3,334
Dayton Power & Light Company,
 8.15%, 1/15/26                       5,750,000        6,296
Niagra Mohawk Power, 7.0%,
 10/01/00                             3,000,000        3,041
Niagra Mohawk Power, 7.25%,
 10/01/02                             1,500,000        1,537
Ohio Edison Company, 7.375%,
 9/15/02                              3,665,000        3,880
PECO Energy Company, 7.75%,
 3/1/23                               8,850,000        9,298

                                    SHARES/      MARKET VALUE
BONDS (33.9%)                         PAR          (000'S)
-------------------------------------------------------------
ELECTRIC SERVICES (CONTINUED)
Public Service Electric & Gas
 Co., 6.875%, 1/1/03                  9,000,000  $     9,458
Southern California Edison Co.,
 7.25%, 3/1/26                       10,000,000       10,233
Texas Utilities Electric Co.,
 7.875%, 3/1/23                       4,000,000        4,281
                                                 ------------
    TOTAL                                             59,419
                                                 ------------
ENERGY (0.3%)
Barrett Resources Corporation,
 7.55%, 2/01/07                       5,000,000        4,812
Pemex Finance Ltd., 9.15%,
 11/15/18                             5,000,000        4,963
                                                 ------------
    TOTAL                                              9,775
                                                 ------------
FOREIGN BANKS - BRANCHES & AGENCIES (0.2%)
Fuji Bank, Ltd., 9.87%,
 12/31/49 (144A)                      7,700,000        5,621
                                                 ------------
FOOD AND BEVERAGE (0.3%)
Coca Cola Enterprises, Inc.,
 8%, 1/4/05                          10,000,000       11,278
                                                 ------------
GENERAL MERCHANDISE STORES (0.3%)
May Department Stores Company,
 6.7%, 9/15/28                        6,150,000        6,371
May Department Stores Company,
 7.45%, 10/15/16                      4,000,000        4,480
                                                 ------------
    TOTAL                                             10,851
                                                 ------------
INSURANCE (0.1%)
Prudential Insurance Co.,
 6.375%, 7/23/06                      2,500,000        2,574
                                                 ------------
LIFE SCIENCES /AGRICULTURE (0.2%)
Monsanto Co., 6.60%, 12/01/28         6,900,000        6,887
                                                 ------------
MOTION PICTURE (0.5%)
News America Holdings Inc.,
 8.45%, 8/1/34                       10,000,000       11,595
Time Warner Entertainment Inc.,
 8.375%, 3/15/23                      3,000,000        3,669
Time Warner Entertainment Inc.,
 8.375%, 7/15/33                      1,500,000        1,854
                                                 ------------
    TOTAL                                             17,118
                                                 ------------
MOTOR VEHICLES (0.4%)
General Motors Acceptance
 Corp., 6.625%, 10/1/02               5,000,000        5,169
General Motors Corporation,
 8.8%, 3/1/21                         6,500,000        7,925
                                                 ------------
    TOTAL                                             13,094
                                                 ------------
RAILROAD (0.3%)
Burlington Northern, 7.25%,
 8/01/97                              5,650,000        6,004

NORTHWESTERN MUTUAL SERIES FUND, INC.
Schedule of Investments
DECEMBER 31, 1998

                                    SHARES/      MARKET VALUE
BONDS (33.9%)                         PAR          (000'S)
-------------------------------------------------------------
RAILROAD (CONTINUED)
Union Pacific Corp., 7.25%,
 11/01/08                             2,250,000  $     2,412
                                                 ------------
    TOTAL                                              8,416
                                                 ------------
RETAILERS (0.3)
LB Mortgage Trust, 8.396%,
 6/02/10                              9,013,920       10,644
                                                 ------------
TECHNOLOGY (0.1%)
International Business
 Machines, 6.22%, 8/01/27             3,000,000        3,136
                                                 ------------
TELEPHONE COMMUNICATIONS (0.1%)
Cox Communications, Inc.,
 6.80%, 8/01/28                       1,000,000        1,047
GTE Corporation, 6.94%, 4/15/28       3,000,000        3,247
                                                 ------------
    TOTAL                                              4,294
                                                 ------------
TEXTILES (0.1%)
++Polysindo International
 Finance, 11.375%, 6/15/06            6,500,000        2,080
                                                 ------------
TOBACCO (0.2%)
Philip Morris Companies, 9.25%,
 2/15/00                              1,000,000        1,041
RJR Nabisco Inc., 8.625%,
 12/1/02                              4,000,000        4,072
                                                 ------------
    TOTAL                                              5,113
                                                 ------------
UTILITY (0.1%)
Atlantic City Electric Company,
 6.625%, 8/1/13                       4,000,000        4,179
                                                 ------------
    TOTAL CORPORATE BONDS                            242,356
                                                 ------------
GOVERNMENT (DOMESTIC AND FOREIGN) AND AGENCY BONDS (19.3%)
FOREIGN GOVERNMENT BONDS (0.9%)
**Hellenic Republic, 7.50%,
 5/20/13                          3,000,000,000       11,295
**Hellenic Republic, 8.80%,
 6/19/07                          1,000,000,000        3,978
Province of Quebec, 6.5%,
 1/17/06                              7,500,000        7,836
Republic of Korea, 8.875%,
 4/15/08                              5,650,000        5,801
                                                 ------------
    TOTAL                                             28,910
                                                 ------------
FEDERAL GOVERNMENT AND AGENCIES (18.4%)
Federal Farm Credit, 6.51%,
 01/07/08                             8,000,000        8,000
Federal Home Loan Mortgage
 Corporation, 6.5%, 10/01/02         16,995,112       17,269
Federal Home Loan Mortgage
 Corporation, 7.0%, 4/06/02           7,250,000        7,420
                                    SHARES/      MARKET VALUE
BONDS (33.9%)                         PAR          (000'S)
-------------------------------------------------------------
FEDERAL GOVERNMENT AND AGENCIES (CONTINUED)
Federal Home Loan Mortgage
 Corporation, 7.5%, 9/29/01          18,184,121  $    18,669
Federal National Mortgage
 Assoc., 5.970%, 10/1/08              1,795,194        1,830
Federal National Mortgage
 Assoc., 6.07%, 10/1/08               7,136,835        7,355
Federal National Mortgage
 Assoc., 6.240%, 02/01/06             4,905,514        5,060
Federal National Mortgage
 Assoc., 6.265%, 10/01/08             5,739,806        5,967
Federal National Mortgage
 Assoc., 6.315%, 03/01/06             5,178,356        5,363
Federal National Mortgage
 Assoc., 6.34%, 02/01/08              4,235,545        4,414
Federal National Mortgage
 Assoc., 6.43%, 06/01/08              7,444,333        7,809
Federal National Mortgage
 Assoc., 6.500%, 09/25/05             5,689,005        5,687
Federal National Mortgage
 Assoc., 6.750% 11/01/07              3,093,754        3,306
Federal National Mortgage
 Assoc., 6.750%, 04/25/18             5,596,921        5,816
Federal National Mortgage
 Assoc., 6.750%, 12/25/23             6,500,000        6,705
Federal National Mortgage
 Assoc., 6.834%, 07/01/03             3,213,826        3,327
Federal National Mortgage
 Assoc., 6.895%, 05/01/06             6,053,149        6,459
Federal National Mortgage
 Assoc., 6.900%, 04/01/06             2,440,103        2,603
Federal National Mortgage
 Assoc., 6.960%, 10/01/07             4,454,611        4,813
Federal National Mortgage
 Assoc., 7.000%, 06/01/03             4,193,589        4,288
Federal National Mortgage
 Assoc., 7.000%, 06/25/10             8,070,000        8,038
Federal National Mortgage
 Assoc., 7.000%, 04/01/26            18,905,967       19,299
Federal National Mortgage
 Assoc., 7.025%, 08/01/05             1,941,557        2,074
Federal National Mortgage
 Assoc., 7.045%, 08/01/05             7,622,512        8,139
Federal National Mortgage
 Assoc., 7.120%, 11/01/03               982,485        1,038
Federal National Mortgage
 Assoc., 7.250%, 05/01/04             1,568,082        1,677
Federal National Mortgage
 Assoc., 8.400%, 02/25/09            10,910,000       12,165
Federal National Mortgage
 Assoc., 11.000%, 12/01/12              257,640          283
Federal National Mortgage
 Assoc., 11.000%, 09/01/17            1,821,316        2,012

NORTHWESTERN MUTUAL SERIES FUND, INC.
Schedule of Investments
DECEMBER 31, 1998

                                    SHARES/      MARKET VALUE
BONDS (33.9%)                         PAR          (000'S)
-------------------------------------------------------------
FEDERAL GOVERNMENT AND AGENCIES (CONTINUED)
Federal National Mortgage
 Assoc., 11.000%, 12/01/17              331,515  $       366
Federal National Mortgage
 Assoc., 11.000%, 02/01/18              692,895          767
Federal National Mortgage
 Assoc., 11.500%, 04/01/18            1,292,786        1,452
Federal National Mortgage
 Assoc., 12.000%, 09/01/12            1,925,478        2,170
Federal National Mortgage
 Assoc., 12.000%, 12/01/12              368,368          418
Federal National Mortgage
 Assoc., 12.000%, 09/01/17              511,219          583
Federal National Mortgage
 Assoc., 12.000%, 10/01/17              886,677        1,009
Federal National Mortgage
 Assoc., 12.000%, 12/01/17              617,462          703
Federal National Mortgage
 Assoc., 12.000%, 02/01/18              656,910          749
Federal National Mortgage
 Assoc., 12.500%, 04/01/18              594,592          680
Federal National Mortgage
 Assoc., 13.000%, 11/01/12              372,594          432
Federal National Mortgage
 Assoc., 13.000%, 11/01/17              656,543          761
Federal National Mortgage
 Assoc., 13.000%, 12/01/17              276,407          319
Federal National Mortgage
 Assoc., 13.000%, 02/01/18              959,656        1,113
Federal National Mortgage
 Assoc., 14.000%, 12/01/17              265,482          316
Government National Mortgage
 Assoc., 7.00%, 05/15/23             11,437,145       11,708
Government National Mortgage
 Assoc., 7.00%, 06/15/23                740,529          758
Government National Mortgage
 Assoc., 7.00%, 07/15/23              1,172,190        1,200
Government National Mortgage
 Assoc., 7.00%, 08/15/23                 19,805           20
Government National Mortgage
 Assoc., 7.00%, 09/15/23                589,936          604
Government National Mortgage
 Assoc., 7.00%, 10/15/23                452,921          464
Government National Mortgage
 Assoc., 7.00%, 11/15/23              1,629,974        1,668
                                    SHARES/      MARKET VALUE
BONDS (33.9%)                         PAR          (000'S)
-------------------------------------------------------------
FEDERAL GOVERNMENT AND AGENCIES (CONTINUED)
Government National Mortgage
 Assoc., 7.00%, 12/15/27                323,665  $       331
Government National Mortgage
 Assoc., 7.00%, 1/15/28                 458,923          469
Government National Mortgage
 Assoc., 7.00%, 2/15/28                 134,915          138
Government National Mortgage
 Assoc., 7.00%, 3/15/28                 314,639          322
Government National Mortgage
 Assoc., 7.00%, 4/15/28               1,077,935        1,103
Government National Mortgage
 Assoc., 7.00%, 5/15/28               1,269,358        1,299
Government National Mortgage
 Assoc., 7.00%, 6/15/28               4,387,264        4,489
Government National Mortgage
 Assoc., 7.00%, 7/15/28               5,115,423        5,234
Government National Mortgage
 Assoc., 7.50%, 1/15/23                 828,163          854
Government National Mortgage
 Assoc., 7.50%, 6/15/23                 464,375          479
Government National Mortgage
 Assoc., 7.50%, 6/15/24                  10,787           11
Government National Mortgage
 Assoc., 7.50%, 7/15/24                 431,075          444
Government National Mortgage
 Assoc., 7.50%, 8/15/25                  17,342           18
Government National Mortgage
 Assoc., 7.50%, 9/15/25                 325,992          336
Government National Mortgage
 Assoc., 7.50%, 11/15/25                 16,148           17
Government National Mortgage
 Assoc., 7.50%, 12/15/25                574,872          592
Government National Mortgage
 Assoc., 7.50%, 1/15/26                  18,326           19

NORTHWESTERN MUTUAL SERIES FUND, INC.
Schedule of Investments
DECEMBER 31, 1998

                                    SHARES/      MARKET VALUE
BONDS (33.9%)                         PAR          (000'S)
-------------------------------------------------------------
FEDERAL GOVERNMENT AND AGENCIES (CONTINUED)
Government National Mortgage
 Assoc., 7.50%, 3/15/26                 698,207  $       719
Government National Mortgage
 Assoc., 7.50%, 6/15/26               1,361,455        1,403
Government National Mortgage
 Assoc., 7.50%, 9/15/26                  18,315           19
Government National Mortgage
 Assoc., 7.50%, 10/15/26                113,371          117
Government National Mortgage
 Assoc., 7.50%, 12/15/26                908,194          936
Government National Mortgage
 Assoc., 7.50%, 1/15/27                  59,524           61
Government National Mortgage
 Assoc., 7.50%, 2/15/27                 583,673          602
Government National Mortgage
 Assoc., 7.50%, 3/15/27                  49,163           51
Government National Mortgage
 Assoc., 7.50%, 4/15/27               1,850,440        1,908
Government National Mortgage
 Assoc., 7.50%, 5/15/27                 729,156          752
Government National Mortgage
 Assoc., 7.50%, 7/15/27                 763,952          788
Government National Mortgage
 Assoc., 7.50%, 12/15/27                264,108          272
Government National Mortgage
 Assoc., 7.50%, 7/15/28                 861,165          888
Government National Mortgage
 Assoc., 8.00%, 9/15/24                 537,069          558
Government National Mortgage
 Assoc., 8.00%, 3/15/26                 307,611          319
Government National Mortgage
 Assoc., 8.00%, 5/15/26                 638,699          663
Government National Mortgage
 Assoc., 8.00%, 6/15/26                 548,036          569
                                    SHARES/      MARKET VALUE
BONDS (33.9%)                         PAR          (000'S)
-------------------------------------------------------------
FEDERAL GOVERNMENT AND AGENCIES (CONTINUED)
Government National Mortgage
 Assoc., 8.00%, 7/15/26               1,450,312  $     1,505
Government National Mortgage
 Assoc., 8.00%, 8/15/26                 437,431          454
Government National Mortgage
 Assoc., 8.00%, 9/15/26                 616,170          640
Government National Mortgage
 Assoc., 8.00%, 10/15/26              1,016,409        1,054
Government National Mortgage
 Assoc., 8.00%, 12/15/26                491,569          510
Government National Mortgage
 Assoc., 8.00%, 4/15/27               1,584,497        1,646
Government National Mortgage
 Assoc., 8.00%, 6/15/27                 573,766          596
Government National Mortgage
 Assoc., 8.00%, 7/15/27                 210,499          219
Government National Mortgage
 Assoc., 8.00%, 7/20/28               4,226,589        4,370
Government National Mortgage
 Assoc., 8.50%, 05/15/22                  5,163            6
Government National Mortgage
 Assoc., 8.50%, 09/15/22                  8,869            9
Government National Mortgage
 Assoc., 8.50%, 10/15/22                 46,432           50
Government National Mortgage
 Assoc., 8.50%, 12/15/22                 34,015           36
Government National Mortgage
 Assoc., 8.50%, 06/15/24                 11,957           13
Government National Mortgage
 Assoc., 8.50%, 07/15/24                 55,154           59
Government National Mortgage
 Assoc., 8.50%, 08/15/24                 63,636           68
Government National Mortgage
 Assoc., 8.50%, 12/15/24                 11,871           13

NORTHWESTERN MUTUAL SERIES FUND, INC.
Schedule of Investments
DECEMBER 31, 1998

                                    SHARES/      MARKET VALUE
BONDS (33.9%)                         PAR          (000'S)
-------------------------------------------------------------
FEDERAL GOVERNMENT AND AGENCIES (CONTINUED)
Government National Mortgage
 Assoc., 8.50%, 01/15/25                 92,498  $        98
Government National Mortgage
 Assoc., 8.50%, 02/15/25                 85,321           91
Government National Mortgage
 Assoc., 8.50%, 11/15/25                 12,506           13
Government National Mortgage
 Assoc., 8.50%, 01/15/26                 51,599           55
Government National Mortgage
 Assoc., 8.50%, 02/15/26                 15,602           17
Government National Mortgage
 Assoc., 8.50%, 03/15/26                 32,899           35
Government National Mortgage
 Assoc., 8.50%, 04/15/26                102,232          109
Government National Mortgage
 Assoc., 8.50%, 05/15/26                 23,193           25
Government National Mortgage
 Assoc., 11.00%, 01/15/18             8,777,227        9,909
Rural Housing Trust - Class D,
 6.33%, 4/1/26                        5,730,281        5,789
U.S. Treasury, 3.625%, 07/15/02       2,537,375        2,520
U.S. Treasury, 3.625%, 04/15/28       6,500,000        6,333
U.S. Treasury, 4.000%, 10/31/00      11,650,000       11,526
U.S. Treasury, 4.750%, 11/15/08       3,000,000        3,023
U.S. Treasury, 5.375%, 01/31/00       3,000,000        3,023
U.S. Treasury, 5.375%, 06/30/03       4,800,000        4,937
U.S. Treasury, 5.500%, 08/15/28       4,820,000        5,052
U.S. Treasury, 5.500%, 02/29/00     150,000,000      151,405
U.S. Treasury, 5.500%, 01/31/03       3,500,000        3,602
U.S. Treasury, 5.500%, 03/31/03      15,500,000       15,965
U.S. Treasury, 5.500%, 02/15/08         175,000          186
U.S. Treasury, 5.625%, 04/30/00      10,500,000       10,628
U.S. Treasury, 5.625%, 12/31/99       5,000,000        5,048
U.S. Treasury, 5.625%, 12/31/02       2,300,000        2,375
U.S. Treasury, 6.000%, 07/31/02       4,000,000        4,169
U.S. Treasury, 6.125%, 08/15/07       9,000,000        9,835
U.S. Treasury, 5.625%, 5/15/08       34,000,000       36,274
U.S. Treasury, 6.375%, 05/15/99      45,600,000       45,871
U.S. Treasury, 7.250%, 08/15/04       6,000,000        6,748
Vendee Mortgage Trust, 6.5%,
 6/07/08                              4,500,000        4,554
                                    SHARES/      MARKET VALUE
BONDS (33.9%)                         PAR          (000'S)
-------------------------------------------------------------
FEDERAL GOVERNMENT AND AGENCIES (CONTINUED)
Vendee Mortgage Trust, 0.495%,
 6/15/23                             82,612,291  $     1,419
                                                 ------------
    TOTAL                                            603,807
                                                 ------------
    TOTAL GOVERNMENT BONDS                           632,717
                                                 ------------
MORTGAGE/ASSET BACKED SECURITIES (7.0%)
AUTO-RELATED (0.6%)
Daimler-Benz Vehicle Trust -
 Class A, 5.85%, 7/20/03              1,044,452        1,049
Eaglemark Trust - Class A,
 6.75%, 11/15/02                      2,826,860        2,869
Fleetwood Credit Corporation
 Grantor Trust - Class A, 6.4%,
 05/15/13                             2,379,414        2,421
Team Fleet Financing
 Corporation - Class A, 6.65%,
 12/15/02 (144A)                     11,800,000       11,918
Team Fleet Financing
 Corporation - Class A, 7.35%,
 5/15/03 (144A)                       3,000,000        3,086
                                                 ------------
    TOTAL                                             21,343
                                                 ------------
BANKING AND FINANCE (0.0%)
Bankers Trust Co., 6.255%,
 1/13/99                                227,505          228
                                                 ------------
CREDIT CARD (0.8%)
Charming Shoppes Master Trust -
 Class A, 7%, 4/15/03                 5,000,000        5,026
Iroquois Trust - Class A,
 6.68%, 11/10/03 (144A)              15,000,000       15,107
Iroquois Trust - Class A,
 6.752%, 06/25/07 (144A)              4,750,000        4,795
                                                 ------------
    TOTAL                                             24,928
                                                 ------------
COMMERCIAL MORTGAGES (4.0%)
Asset Securitization
 Corporation - Class CS1,
 1.257%, 11/13/26 IO                 24,196,896          868
Asset Securitization
 Corporation - Class PS1,
 1.367%, 02/14/41 IO                 22,468,376        2,315
BankBoston Marine Asset Backed
 Trust - Class A6, 6.64%,
 08/15/10                             7,000,000        7,217
Chase Commercial Mortgage
 Securities Corp. - Class A2,
 6.6%, 11/19/07                       8,500,000        8,849
Chase Commercial Mortgage
 Securities Corp. - Class B,
 6.6%, 11/19/07                       2,500,000        2,557
Citibank Credit Card Master
 Trust I - Class A, 0%,
 08/15/06                            17,000,000       12,355

NORTHWESTERN MUTUAL SERIES FUND, INC.
Schedule of Investments
DECEMBER 31, 1998

                                    SHARES/      MARKET VALUE
BONDS (33.9%)                         PAR          (000'S)
-------------------------------------------------------------
COMMERCIAL MORTGAGES (CONTINUED)
Commercial Mortgage Acceptance
 Corporation - Class B, 6.646%,
 12/15/07                             2,500,000  $     2,553
Credit Suisse First Boston
 Mortgage Securities Corp. -
 Class A2, 7.26%, 6/20/07
 (144A)                               3,169,613        3,333
Credit Suisse First Boston
 Mortgage Securities Corp. -
 Class B, 7.28%, 6/20/07 (144A)       3,250,000        3,430
Credit Suisse First Boston
 Mortgage Securities Corp. -
 Class B, 9.5465%, 4/25/25
 (144A)                               3,000,000        3,418
Credit Suisse First Boston
 Mortgage Securities Corp. -
 Class D, 7.46%, 05/20/29
 (144A)                               6,000,000        6,089
Credit Suisse First Boston
 Mortgage Securities Corp. -
 Class D, 9.5465%, 4/25/25
 (144A)                               2,047,000        2,254
Criimi Mae Commercial Mortgage
 Trust, 7.0%, 11/02/06                6,500,000        6,194
DLJ Mortgage Acceptance
 Corporation - Class CF1,
 0.718%, 02/18/31 IO                255,065,779       10,205
DLJ Mortgage Acceptance
 Corporation - Class S, 0.357%,
 10/15/17 (144A) IO                  18,782,120          428
DLJ Mortgage Acceptance, 8.10%,
 6/18/04                              2,417,933        2,626
DLJ Mortgage Acceptance, 8.10%,
 6/18/04                              1,650,000        1,796
First Union-Lehman Brothers
 Commerical Mortgage Trust -
 Class C, 7.44%, 04/18/07             2,500,000        2,653
GMAC Commerical Mortgage
 Securities, Inc. - Class C,
 7.81%, 10/15/11 (144A)               7,000,000        7,057
Kmart CMBS Financing, Inc. -
 Class C, 6.2466%, 03/01/07
 (144A)                               3,500,000        3,494
Kmart CMBS Financing, Inc. -
 Class D, 6.6466%, 03/01/07
 (144A)                               4,500,000        4,486
Merrill Lynch Mortgage
 Investors, Inc. - Class C,
 7.12%, 06/18/29                      6,000,000        6,253
                                    SHARES/      MARKET VALUE
BONDS (33.9%)                         PAR          (000'S)
-------------------------------------------------------------
COMMERCIAL MORTGAGES (CONTINUED)
Merrill Lynch Mortgage
 Investors, Inc. - Class C,
 8.9726%, 11/25/20                    5,845,000  $     5,858
Merrill Lynch Mortgage
 Investors, Inc. - Class E,
 8.3346% , 06/25/22 (144A)            2,000,000        1,947
Midland Realty Acceptance Corp.
 - Class AEC, 1.389%, 1/25/29
 (144A) IO                           27,860,189        1,838
Nomura Asset Securities Corp. -
 Class A2, 6.9918%, 03/17/28         15,000,000       15,307
Nomura Asset Securities Corp. -
 Class A4, 7.5718%, 03/17/28          2,200,000        2,121
Red Mountain Funding LLC -
 Class E, 7.365%, 01/15/19
 (144A)                               1,500,000        1,358
Red Mountain Funding LLC -
 Class F, 7.471%, 01/15/19
 (144A)                               1,800,000        1,460
                                                 ------------
    TOTAL                                            130,319
                                                 ------------
FRANCHISE LOAN RECEIVABLES (0.4%)
EMAC Owner Trust - Class A2,
 6.38%, 04/15/07 (144A)               6,000,000        5,983
EMAC Owner Trust, 1.378%,
 01/15/25 IO (144A)                  39,494,414        2,863
Global Franchise Trust, 6.349%,
 04/10/04                             4,798,408        4,876
                                                 ------------
    TOTAL                                             13,722
                                                 ------------
HOME EQUITY LOAN (0.1%)
Amresco Residential Securities
 - Class A2, 6.245%, 4/25/22          2,500,000        2,508
                                                 ------------
MANUFACTURED HOUSING (0.1%)
Vanderbilt Mortgage and
 Finance, Inc. - Class 1A4,
 7.19%, 02/07/14                      2,500,000        2,599
                                                 ------------
OTHER ASSET BACKED (0.5%)
FMAC Loan Receivables Trust -
 Class A, 6.20%, 09/15/20
 (144A)                               5,439,364        5,451
Harley Davidson Eaglemark,
 5.87%, 04/15/04                      1,900,000        1,924
Heilig-Meyers Master Trust -
 Class A, 6.125%, 01/20/07
 (144A)                               6,500,000        6,496
Nations Credit Grantor Trust -
 Class A1, 6.35%, 04/15/14            2,090,918        2,118

NORTHWESTERN MUTUAL SERIES FUND, INC.
Schedule of Investments
DECEMBER 31, 1998

                                    SHARES/      MARKET VALUE
BONDS (33.9%)                         PAR          (000'S)
-------------------------------------------------------------
OTHER ASSET BACKED (CONTINUED)
Newcourt Equipment - Class B,
 6.764%, 09/20/04 (144A)              1,378,694  $     1,377
Newcourt Equipment - Class C,
 7.734%, 09/20/04 (144A)              1,102,955        1,100
                                                 ------------
    TOTAL                                             18,466
                                                 ------------
RESIDENTIAL MORTGAGES (0.3%)
BCF L L C Mortgage Pass Thru
 Certificate - Class B3, 7.75%,
 3/25/37 (144A)                       4,874,004        4,804
Blackrock Capital Finance LP,
 Class B3, 7.25%, 11/25/28
 (144A)                               5,871,575        5,306
                                                 ------------
    TOTAL                                             10,110
                                                 ------------
UTILITY (0.2%)
Comed Transitional, 5.74%,
 12/16/08                             5,500,000        5,532
                                                 ------------
    TOTAL MORTGAGE/ASSET BACKED
     SECURITIES                                      229,755
                                                 ------------
MUNICIPAL BONDS (0.2%)
New Jersey Economic Development
 Authority, 0.00%, 2/15/25           17,000,000        3,199
New Jersey Economic Development
 Authority, 0.00%, 2/15/26           11,000,000        1,940
New Jersey Economic Development
 Authority, 7.425%, 2/15/29           2,250,000        2,641
                                                 ------------
    TOTAL MUNICIPAL BONDS                              7,780
                                                 ------------
    TOTAL BONDS                                    1,112,608
                                                 ------------
COMMON STOCK (50.0%)
-------------------------------------------------------------
BASIC MATERIALS (1.6%)
Air Products & Chemicals, Inc.           38,300        1,532
Alcan Aluminum Limited                   37,600        1,018
Allegheny Teledyne, Inc.                 32,562          665
Aluminum Co. of America                  30,900        2,304
Archer Daniels Midland Company           99,056        1,703
ASARCO, Inc.                              6,600           99
Barrick Gold Corporation                 61,700        1,203
Battle Mountain Gold Company             38,000          157
Bemis Company, Inc.                       8,800          334
*Bethlehem Steel Corporation             21,400          179
B.F. Goodrich Company                    12,200          438
Boise Cascade Corporation                 9,300          288
Champion International                   15,800          640
Cyprus Amax Minerals Co.                 15,500          155
Dow Chemical Company                     37,000        3,365
                                    SHARES/      MARKET VALUE
COMMON STOCK (50.0%)                  PAR          (000'S)
-------------------------------------------------------------
BASIC MATERIALS (CONTINUED)
E.I. du Pont de Nemours &
 Company                                187,100  $     9,928
Eastman Chemical Company                 13,075          585
Ecolab, Inc.                             21,400          774
Engelhard Corp.                          23,900          466
*FMC Corporation                          5,700          319
Freeport-McMoRan Copper & Gold,
 Inc.                                    29,700          310
Georgia Pacific Group                    15,400          902
Great Lakes Chemical                      9,800          392
Hercules, Inc.                           15,600          427
Homestake Mining Company                 39,500          363
Inco Limited                             27,400          289
International Flavors &
 Fragrances, Inc.                        17,700          782
International Paper Company              50,800        2,276
Louisiana Pacific Corporation            18,100          331
Mead Corp.                               17,200          504
Monsanto Company                         99,300        4,717
Morton International, Inc.               21,500          527
Nalco Chemical Company                   10,900          338
Newmont Mining Corporation               27,630          499
Nucor Corp.                              14,600          631
Phelps Dodge Corporation                  9,700          493
Pioneer Hi-Bred International            39,900        1,077
Placer Dome, Inc.                        41,300          475
Potlatch Corporation                      4,800          177
PPG Industries, Inc.                     29,300        1,707
Praxair                                  26,100          920
Reynolds Metals Company                  11,900          627
Rohm and Haas Company                    29,500          889
Sigma-Aldrich Corp.                      16,600          488
Temple-Inland Inc.                        9,200          546
Union Camp Corporation                   11,500          776
Union Carbide Corporation                22,400          952
USX-U.S. Steel Group, Inc.               14,600          336
W.R. Grace & Co.                         12,500          196
Westvaco Corporation                     16,750          449
Weyerhaeuser Company                     32,900        1,672
Willamette Industries, Inc.              18,400          616
Worthington Industries                   16,000          200
                                                 ------------
    TOTAL                                             52,036
                                                 ------------
CAPITAL GOODS (4.0%)
Aeroquip-Vickers, Inc.                    4,700          141
AlliedSignal, Inc.                       92,800        4,112
AMP, Inc.                                36,169        1,883
Avery Dennison Corporation               19,300          870
Ball Corporation                          5,000          229
Boeing Company                          167,018        5,449
Briggs & Stratton Corporation             4,000          200
Browning-Ferris Industries,
 Inc.                                    28,700          816

NORTHWESTERN MUTUAL SERIES FUND, INC.
Schedule of Investments
DECEMBER 31, 1998

                                    SHARES/      MARKET VALUE
COMMON STOCK (50.0%)                  PAR          (000'S)
-------------------------------------------------------------
CAPITAL GOODS (CONTINUED)
Case Corporation                         12,300  $       268
Caterpillar, Inc.                        60,300        2,774
Cooper Industries, Inc.                  17,100          815
Corning, Inc.                            38,300        1,724
Crane Co.                                11,325          342
Crown Cork & Seal Company, Inc.          20,600          635
Cummins Engine Company, Inc.              6,400          227
Danaher Corporation                      22,100        1,200
Deere & Company                          40,500        1,342
Dover Corporation                        36,900        1,351
Eaton Corporation                        11,800          834
Emerson Electric Co.                     72,800        4,555
Fluor Corporation                        13,000          553
Foster Wheeler Corporation                6,700           88
General Dynamics Corporation             20,900        1,225
General Electric Company                537,800       54,889
Harnischfeger Industries, Inc.            7,900           80
Honeywell, Inc.                          20,900        1,574
Illinois Tool Works, Inc.                41,300        2,395
Ingersoll-Rand Company                   27,350        1,284
Johnson Controls, Inc.                   14,000          826
Lockheed Martin Corporation              32,361        2,743
McDermott International, Inc.             9,800          242
Milacron Inc                              6,500          125
Millipore Corp.                           7,200          205
Minnesota Mining &
 Manufacturing Co.                       66,800        4,751
Moore Corporation Ltd.                   14,573          160
NACCO Industries, Inc.                    1,300          120
National Service Industries,
 Inc.                                     6,900          262
*Navistar International Corp.            11,070          315
Northrop Grumman Corporation             11,400          834
*Owens-Illinois, Inc.                    25,700          787
PACCAR, Inc.                             12,890          530
Pall Corporation                         20,466          518
Parker-Hannifin Corporation              18,300          599
Pitney Bowes, Inc.                       45,400        2,999
Raychem Corp.                            13,100          423
Rockwell International Corp.             31,600        1,535
*Sealed Air Corporation                  13,786          704
Tenneco, Inc.                            28,000          954
Textron, Inc.                            27,100        2,058
*Thermo Electron Corporation             27,400          464
Thomas & Betts Corporation                9,400          407
Timken Company                           10,300          194
Tyco International Ltd.                 106,459        8,031
United Technologies Corp.                37,700        4,100
                                    SHARES/      MARKET VALUE
COMMON STOCK (50.0%)                  PAR          (000'S)
-------------------------------------------------------------
CAPITAL GOODS (CONTINUED)
Waste Management, Inc.                   94,497  $     4,406
                                                 ------------
    TOTAL                                            131,147
                                                 ------------
CONSUMER SERVICES (4.2%)
*Airtouch Communications, Inc.           94,900        6,845
ALLTEL Corporation                       45,300        2,710
Ameritech Corporation                   182,200       11,547
AT&T Corporation                        298,600       22,470
Bell Atlantic Corporation               256,780       14,588
BellSouth Corporation                   325,200       16,219
Frontier Corporation                     28,300          962
GTE Corporation                         159,300       10,743
*MCI WorldCom, Inc.                     293,589       21,065
*Nextel Communications, Inc.             47,200        1,115
SBC Communications, Inc.                323,574       17,352
Sprint Corporation                       71,100        5,981
*Sprint PCS                              69,350        1,604
US WEST, Inc.                            82,905        5,358
                                                 ------------
    TOTAL                                            138,559
                                                 ------------
CONSUMER CYCLICAL (4.4%)
American Greetings Corp.                 11,700          480
Armstrong World Industries,
 Inc.                                     6,600          398
*AutoZone, Inc.                          25,200          830
Black & Decker Corporation               14,500          813
Brunswick Corporation                    16,400          406
*Cendant Corporation                    141,854        2,704
Centex Corporation                        9,900          446
Circuit City Stores, Inc.                16,500          824
*Consolidated Stores
 Corporation                             18,100          365
Cooper Tire & Rubber Company             12,800          262
*Costco Companies, Inc.                  35,751        2,581
Dana Corporation                         27,265        1,114
Dayton Hudson Corporation                72,600        3,939
Dillard's, Inc.                          18,300          519
Dollar General Corp.                     30,575          722
Dow Jones & Company, Inc.                15,500          746
Dun & Bradstreet Corporation             28,200          890
*Federated Department Stores,
 Inc.                                    34,900        1,520
Fleetwood Enterprises, Inc.               5,700          198
Ford Motor Company                      200,300       11,755
*Fruit of the Loom, Inc.                 11,900          164
Gannett Company, Inc.                    47,000        3,110
Gap, Inc.                                97,450        5,482
General Motors Corp.                    108,100        7,736
Genuine Parts Company                    29,575          989
Goodyear Tire & Rubber Company           26,000        1,311

NORTHWESTERN MUTUAL SERIES FUND, INC.
Schedule of Investments
DECEMBER 31, 1998

                                    SHARES/      MARKET VALUE
COMMON STOCK (50.0%)                  PAR          (000'S)
-------------------------------------------------------------
CONSUMER CYCLICAL (CONTINUED)
H & R Block, Inc.                        16,600  $       747
Harcourt General                         11,700          622
*Harrahs Entertainment                   16,700          262
Hasbro, Inc.                             21,750          786
Hilton Hotels Corporation                43,100          824
Home Depot, Inc.                        242,898       14,862
Interpublic Group of Cos., Inc.          22,500        1,794
ITT Industries, Inc.                     19,600          779
J.C. Penney Company, Inc.                41,800        1,959
Jostens, Inc.                             6,100          160
*Kmart Corporation                       81,400        1,246
Kaufman & Broad Home Corp.                6,600          190
Knight-Ridder, Inc.                      13,000          665
*Kohl's Corporation                      26,100        1,604
Laidlaw Transportation Limited           54,500          548
The Limited Inc.                         37,700        1,098
Liz Claiborne, Inc.                      10,900          344
Lowe's Companies, Inc.                   58,100        2,974
Marriott International                   41,300        1,198
Masco Corporation                        56,200        1,616
Mattel, Inc.                             48,360        1,103
May Department Stores Company            38,200        2,306
Maytag Corporation                       15,100          940
McGraw-Hill Companies, Inc.              16,400        1,671
Meredith Corporation                      8,700          330
*Mirage Resorts, Inc.                    29,700          444
The New York Times Company               31,300        1,086
Nike, Inc.                               47,600        1,931
Nordstrom, Inc.                          24,600          853
Omnicom Group Inc.                       28,100        1,630
Owens Corning                             8,900          315
Pep Boys-Manny, Moe & Jack               10,500          165
Pulte Corporation                         7,100          197
*Reebok International Ltd.                9,300          138
Russell Corp.                             6,000          122
Sears Roebuck & Co.                      64,900        2,758
Service Corporation
 International                           42,500        1,618
Sherwin-Williams Company                 28,600          840
Snap-On, Inc.                             9,750          339
Springs Industries, Inc.                  3,100          128
The Stanley Works                        14,700          408
*Staples, Inc.                           51,500        2,250
The TJX Companies, Inc.                  52,400        1,520
Tandy Corporation                        16,600          684
Times Mirror Company                     14,300          801
*Toys R Us                               43,200          729
Tribune Company                          20,200        1,333
TRW, Inc.                                20,200        1,135
VF Corporation                           20,100          942
                                    SHARES/      MARKET VALUE
COMMON STOCK (50.0%)                  PAR          (000'S)
-------------------------------------------------------------
CONSUMER CYCLICAL (CONTINUED)
Venator Group, Inc.                      22,400  $       144
Wal-Mart Stores, Inc.                   369,500       30,091
Whirlpool Corporation                    12,600          698
                                                 ------------
    TOTAL                                            144,231
                                                 ------------
CONSUMER STAPLES (7.4%)
Adolph Coors Co.                          6,000          339
Alberto-Culver Company                    9,100          243
Albertson's, Inc.                        40,600        2,586
American Stores Co.                      45,400        1,677
Anheuser-Busch Companies, Inc.           79,700        5,230
Avon Products, Inc.                      43,500        1,925
BESTFOODS                                47,500        2,529
*Brown-Forman Corporation                11,400          863
Campbell Soup Company                    74,200        4,081
Cardinal Health, Inc.                    33,100        2,511
CBS Corporation                         118,300        3,874
*Clear Channel Communications,
 Inc.                                    41,000        2,235
Clorox Company                           17,200        2,009
The Coca Cola Company                   407,500       27,252
Coca Cola Enterprises Inc .              66,900        2,392
Colgate-Palmolive Co.                    48,900        4,542
Comcast Corp.                            61,050        3,583
Conagra, Inc.                            80,700        2,542
CVS Corporation                          64,400        3,542
Darden Restaurant, Inc.                  23,000          414
Deluxe Corp.                             13,400          490
Fort James Corporation                   36,500        1,460
Fortune Brands, Inc.                     28,600          904
General Mills, Inc.                      25,600        1,990
Gillette Company                        185,600        8,967
Great Atlantic & Pacific Tea
 Co., Inc.                                6,300          187
H.J. Heinz Company                       59,850        3,389
Hershey Foods Corporation                23,700        1,474
Kellogg Company                          67,300        2,297
Kimberly-Clark Corporation               90,432        4,929
*King World Productions, Inc.            12,100          356
*Kroger Co.                              42,400        2,565
Longs Drug Stores Corp.                   6,400          240
Fred Meyer, Inc.                         25,500        1,536
McDonald's Corporation                  113,200        8,674
*MediaOne Group, Inc.                   100,700        4,733
Newell Co.                               26,900        1,110
PepsiCo, Inc.                           243,400        9,964
Philip Morris Companies, Inc.           402,000       21,507
Procter & Gamble Company                221,700       20,244
The Quaker Oats Company                  22,500        1,339
R.R. Donnelley & Sons Company            23,000        1,008

NORTHWESTERN MUTUAL SERIES FUND, INC.
Schedule of Investments
DECEMBER 31, 1998

                                    SHARES/      MARKET VALUE
COMMON STOCK (50.0%)                  PAR          (000'S)
-------------------------------------------------------------
CONSUMER STAPLES (CONTINUED)
Ralston Purina Group                     51,600  $     1,670
Rite Aid Corporation                     42,700        2,115
RJR Nabisco Holdings Corp.               53,700        1,593
Rubbermaid, Inc.                         24,800          780
*Safeway, Inc.                           80,400        4,898
Sara Lee Corporation                    154,400        4,351
The Seagram Company Ltd.                 65,200        2,478
Supervalue, Inc.                         20,000          560
Sysco Corporation                        55,800        1,530
*Tele Communications, Inc.               86,514        4,784
Time Warner, Inc.                       198,100       12,295
*Tricon Global Restaurants,
 Inc.                                    25,190        1,263
Tupperware                                9,500          156
Unilever, N.V.                          105,800        8,775
UST, Incorporated                        30,700        1,071
Viacom, Inc.                             59,156        4,378
Walt Disney Company                     338,608       10,158
Walgreen Company                         82,200        4,814
Wendy's International, Inc.              21,000          458
Winn-Dixie Stores, Inc.                  24,600        1,104
Wm. Wrigley Jr. Company                  19,200        1,720
                                                 ------------
    TOTAL                                            244,683
                                                 ------------
ENERGY (3.1%)
Amerada Hess Corporation                 15,000          746
Amoco Company                           157,700        9,521
Anadarko Petroleum Corporation           19,800          611
Apache Corporation                       16,300          413
Ashland, Inc.                            12,600          610
Atlantic Richfield Company               53,100        3,465
Baker Hughes, Inc.                       52,540          929
Burlington Resource, Inc.                29,375        1,052
Chevron Corp.                           108,200        8,974
Exxon Corporation                       403,000       29,469
Halliburton Company                      72,500        2,148
Helmerich & Payne, Inc.                   8,300          161
Kerr-McGee Corporation                    7,900          302
Mobil Corporation                       129,200       11,257
Occidental Petroleum
 Corporation                             58,400          986
*ORYX Energy Company                     17,600          237
PennzEnergy Company                       7,900          129
*Pennzoil-Quaker State Company            7,900          117
Phillips Petroleum Company               42,700        1,820
*Rowan Companies, Inc.                   14,100          141
Royal Dutch Petroleum Co., ADR          354,400       16,967
Schlumberger Limited                     90,000        4,151
Sunoco, Inc.                             15,500          559
Texaco, Inc.                             88,600        4,685
                                    SHARES/      MARKET VALUE
COMMON STOCK (50.0%)                  PAR          (000'S)
-------------------------------------------------------------
ENERGY (CONTINUED)
Union Pacific Resource Group             41,458  $       376
Unocal Corp.                             39,900        1,165
USX-Marathon Group                       50,800        1,530
                                                 ------------
    TOTAL                                            102,521
                                                 ------------
FINANCE (7.8%)
Allstate Corporation                    136,894        5,288
American Express Company                 75,400        7,710
American General Corporation             41,803        3,260
American International Group,
 Inc.                                   173,562       16,770
Aon Corporation                          27,950        1,548
Associates First Capital
 Corporation                            114,438        4,849
Banc One Corporation                    193,545        9,883
Bank of New York Company, Inc.          123,500        4,971
BankAmerica Corporation                 287,195       17,268
BankBoston Corporation                   48,600        1,892
Bankers Trust New York
 Corporation                             15,900        1,358
BB&T Corporation                         47,300        1,907
The Bear Stearns Companies,
 Inc.                                    18,800          703
Berkshire Hathaway Inc                       44        3,063
Capital One Financial
 Corporation                             10,900        1,254
Charles Schwab Corporation               66,225        3,721
Chase Manhattan Corporation             141,548        9,634
The Chubb Corporation                    27,400        1,778
CIGNA Corporation                        35,100        2,714
Cincinnati Financial
 Corporation                             27,600        1,011
Citigroup                               377,888       18,705
Comerica, Inc.                           25,700        1,752
Conseco, Inc.                            51,670        1,579
Countrywide Credit Industries,
 Inc.                                    18,400          923
Federal Home Loan Mortgage
 Corp.                                  112,200        7,230
Federal National Mortgage
 Corporation                            171,400       12,684
Fifth Third Bancorp                      44,275        3,157
First Union Corporation                 160,186        9,741
Fleet Financial Group, Inc.              93,838        4,193
Franklin Resources, Inc.                 41,800        1,338
Golden West Financial
 Corporation                              9,500          871
Hartford Financial Services
 Group Inc.                              38,600        2,118
Household International, Inc.            81,359        3,224
Huntington Bancshares, Inc.              34,980        1,052

NORTHWESTERN MUTUAL SERIES FUND, INC.
Schedule of Investments
DECEMBER 31, 1998

                                    SHARES/      MARKET VALUE
COMMON STOCK (50.0%)                  PAR          (000'S)
-------------------------------------------------------------
FINANCE (CONTINUED)
J.P. Morgan & Company, Inc.              29,200  $     3,068
Jefferson-Pilot Corp.                    17,575        1,318
KeyCorp                                  72,700        2,326
Lehman Brothers Holdings, Inc.           19,600          864
Lincoln National Corporation             16,600        1,358
Loews Corp.                              19,000        1,867
Marsh & McLennan Companies,
 Inc.                                    42,300        2,472
MBIA, Inc.                               16,400        1,075
MBNA Corp.                              124,232        3,098
Mellon Bank Corporation                  43,100        2,963
Mercantile Bancorp                       25,100        1,158
Merrill Lynch & Co.                      57,600        3,845
MGIC Investment Corp.                    18,700          744
Morgan Stanley, Dean Witter
 Discover & Co.                          96,780        6,871
National City Corp.                      54,500        3,951
Northern Trust Corp.                     18,400        1,607
PNC Bank Corp.                           49,800        2,695
Progressive Corporation                  12,000        2,033
Provident Companies, Inc.                22,300          925
Providian Financial Corporation          23,550        1,766
Regions Financial Corp                   35,400        1,427
Republic New York Corporation            17,800          811
SAFECO, Inc.                             23,300        1,000
SLM Holding Corporation                  27,700        1,330
St. Paul Companies, Inc.                 39,006        1,355
State Street Corporation                 26,700        1,857
Summit Bancorp                           28,700        1,254
SunAmerica, Inc.                         34,200        2,774
Suntrust Banks, Inc.                     34,500        2,639
Synovus Financial Corp.                  43,550        1,062
Torchmark Corporation                    23,200          819
Transamerica Corporation                 10,300        1,190
UNUM Corporation                         22,900        1,337
U.S. Bancorp                            122,787        4,359
Union Planters Corporation               21,000          952
Wachovia Corporation                     34,200        2,990
Waddell & Reed Financial, Inc.            5,706          133
Washington Mutual, Inc.                  98,014        3,743
Wells Fargo & Company                   267,260       10,674
                                                 ------------
    TOTAL                                            256,859
                                                 ------------
HEALTHCARE (6.1%)
Abbott Laboratories, Inc.               254,500       12,471
Aetna, Inc.                              23,893        1,879
Allergan, Inc.                           10,800          699
*Alza Corporation                        14,300          747
American Home Products
 Corporation                            217,500       12,248
*Amgen, Inc.                             42,000        4,392
Bausch & Lomb, Inc.                       9,200          552
                                    SHARES/      MARKET VALUE
COMMON STOCK (50.0%)                  PAR          (000'S)
-------------------------------------------------------------
HEALTHCARE (CONTINUED)
Baxter International, Inc.               47,200  $     3,036
Becton, Dickinson & Company              40,900        1,746
Biomet, Inc.                             18,500          745
*Boston Scientific Corp.                 64,700        1,735
Bristol-Myers Squibb Company            164,400       21,999
C.R. Bard, Inc                            9,300          460
Columbia/HCA Healthcare
 Corporation                            106,650        2,640
Eli Lilly & Company                     182,000       16,175
Guidant Corporation                      24,900        2,745
*HCR Manor Care Inc.                     17,900          526
*HEALTHSOUTH Corporation                 69,900        1,079
Humana, Inc.                             27,600          492
Johnson & Johnson                       222,300       18,645
Mallinckrodt, Inc.                       12,100          373
Medtronic, Inc.                          77,600        5,762
Merck & Co., Inc.                       196,800       29,065
Pfizer, Inc                             216,000       27,095
Pharmacia & Upjohn, Inc.                 83,930        4,753
Schering-Plough Corporation             242,600       13,404
*St. Jude Medical, Inc.                  13,950          386
*Tenet Healthcare Corp.                  50,900        1,336
*United Healthcare Corp.                 32,300        1,391
Warner-Lambert Company                  135,700       10,203
                                                 ------------
    TOTAL                                            198,779
                                                 ------------
TECHNOLOGY (9.3%)
*3Com Corporation                        59,300        2,657
Adobe Systems, Inc.                      11,100          519
*Advanced Micro Devices, Inc.            23,800          689
*Andrew Corporation                      14,262          235
*Apple Computer, Inc.                    22,300          913
*Applied Materials, Inc.                 60,500        2,583
*Ascend Communications, Inc.             35,700        2,347
Autodesk, Inc.                            7,800          333
Automatic Data Processing, Inc.          49,800        3,993
*BMC Software Inc                        34,100        1,520
*Cabletron Systems, Inc.                 27,200          228
*Ceridian Corp.                          12,000          838
*Cisco Systems, Inc.                    257,000       23,853
Compaq Computer Corporation             276,167       11,582
Computer Associates
 International, Inc.                     92,812        3,956
*Computer Sciences Corp.                 26,100        1,682
*Data General Corporation                 8,200          135
*Dell Computer Corp.                    209,200       15,311
EG&G, Inc.                                7,600          211
*EMC Corporation                         82,600        7,021
Eastman Kodak Company                    53,400        3,845
Electronic Data Systems
 Corporation                             81,400        4,090
Equifax, Inc.                            24,500          838
First Data Corporation                   73,800        2,339

NORTHWESTERN MUTUAL SERIES FUND, INC.
Schedule of Investments
DECEMBER 31, 1998

                                    SHARES/      MARKET VALUE
COMMON STOCK (50.0%)                  PAR          (000'S)
-------------------------------------------------------------
TECHNOLOGY (CONTINUED)
*Gateway 2000, Inc.                      25,700  $     1,316
*General Instrument Corporation          27,700          940
Harris Corporation                       13,200          483
HBO & Company                            76,900        2,206
Hewlett-Packard Company                 171,800       11,736
IMS Health Incorporated                  27,500        2,075
Ikon Office Solutions                    22,400          192
Intel Corporation                       277,700       32,925
International Business Machines
 Corporation                            154,200       28,488
*KLA-Tencor Corporation                  14,400          625
*LSI Logic Corp.                         23,300          376
Lucent Technologies, Inc.               217,386       23,912
*Micron Technology                       35,200        1,780
*Microsoft Corporation                  407,300       56,487
Motorola, Inc.                           98,900        6,039
*National Semiconductor
 Corporation                             27,100          366
Northern Telecom Limited                107,760        5,401
*Novell, Inc.                            58,400        1,059
*Oracle Corporation                     160,850        6,937
*Parametric Technology Company           45,000          737
Paychex, Inc                             27,000        1,389
*Peoplesoft, Inc                         38,100          722
Perkin-Elmer Corporation                  8,100          790
Polaroid Corporation                      7,300          136
Raytheon Company - Class B               56,000        2,982
Scientific-Atlanta, Inc.                 12,400          283
*Seagate Technology Inc.                 40,200        1,216
Shared Medical Systems Corp.              4,400          219
*Silicon Graphics                        31,200          402
*Sun Microsystems, Inc.                  62,600        5,360
Tektronix, Inc.                           7,800          234
*Tellabs, Inc.                           32,000        2,194
Texas Instruments, Inc.                  64,500        5,519
*Unisys Corporation                      42,000        1,446
W.W Grainger, Inc.                       16,100          670
Xerox Corporation                        54,300        6,407
                                                 ------------
    TOTAL                                            305,767
                                                 ------------
TRANSPORTATION (0.5%)
*AMR Corporation                         30,100        1,787
Burlington Northern Santa Fe             78,199        2,639
CSX Corporation                          36,100        1,498
Delta Air Lines, Inc.                    23,600        1,227
*Federal Express Corp                    24,420        2,173
Norfolk Southern Corporation             62,600        1,984
Ryder System, Inc.                       12,100          315
Southwest Airlines Co.                   55,450        1,244
Union Pacific Corporation                40,900        1,843
*USAir Group, Inc                        14,400          749
                                                 ------------
    TOTAL                                             15,459
                                                 ------------
                                    SHARES/      MARKET VALUE
COMMON STOCK (50.0%)                  PAR          (000'S)
-------------------------------------------------------------
UTILITIES (1.6%)
The AES Corporation                      29,100  $     1,379
Ameren Corporation                       22,700          969
American Electric Power Co.,
 Inc.                                    31,600        1,487
Baltimore Gas & Electric Co.             24,600          760
Carolina Power & Light Company           25,000        1,177
Central & South West
 Corporation                             35,100          963
Cinergy Corporation                      26,205          901
Coastal Corp.                            35,100        1,226
Columbia Energy Group                    13,800          797
Consolidated Edison Co. of New
 York                                    38,700        2,046
Consolidated Natural Gas
 Company                                 15,800          853
Dominion Resources, Inc.                 32,500        1,519
DTE Energy Company                       24,000        1,029
Duke Energy Corp.                        59,671        3,823
Eastern Enterprises                       3,700          162
Edison International                     58,500        1,631
Enron Corp.                              54,500        3,110
Entergy Corporation                      40,800        1,270
FirstEnergy Corporation                  39,200        1,276
FPL Group, Inc.                          30,000        1,849
GPU, Inc.                                21,100          932
Houston Industries,
 Incorporated                            48,926        1,572
New Century Energies, Inc.               18,400          897
*Niagara Mohawk Power
 Corporation                             31,000          500
Nicor, Inc.                               7,900          334
Northern States Power Company            25,000          694
ONEOK, Inc.                               5,200          188
P P & L Resources, Inc.                  25,033          698
PacifiCorp                               49,100        1,034
PECO Energy Company                      36,800        1,532
Peoples Energy Corporation                5,800          231
PG&E Corp.                               63,100        1,988
Public Service Enterprise
 Group, Inc.                             38,300        1,532
*Sempra Energy                           39,759        1,009
Sonat, Inc.                              18,200          493
Southern Company                        115,300        3,351
Texas Utilities Company                  46,195        2,157
UNICOM Corp.                             35,900        1,384
Williams Companies, Inc.                 70,200        2,188
                                                 ------------
    TOTAL                                             50,941
                                                 ------------
    TOTAL COMMON STOCK                             1,640,982
                                                 ------------

NORTHWESTERN MUTUAL SERIES FUND, INC.
Schedule of Investments
DECEMBER 31, 1998

                                    SHARES/      MARKET VALUE
SHORT TERM INVESTMENTS (15.7%)        PAR          (000'S)
-------------------------------------------------------------
MONEY MARKET INVESTMENTS (13.5%)
AUTOMOBILE REPAIR, SERVICES, & PARKING (0.7%)
+PHH Corp., 5.48%, 1/22/99           25,000,000  $    24,920
                                                 ------------
CHEMICALS & ALLIED PRODUCTS (0.7%)
+American Home Products, 5.15%,
 2/10/99                             25,000,000       24,857
                                                 ------------
DEPARTMENT STORES (0.8%)
+J.C. Penney, Co., Inc., 5.22%,
 2/24/99                             25,690,000       25,489
                                                 ------------
FEDERAL GOVERNMENT AND AGENCIES (0.5%)
+Federal Home Loan Mortgage
 Corporation, 4.92%, 2/26/99         15,000,000       14,885
                                                 ------------
FINANCE (4.6%)
+BAT Capital Corp., 5.55%,
 1/08/99                             25,000,000       24,973
Household Finance Co., 5.55%,
 1/29/99                             25,000,000       24,892
+Chrysler Financial Corp.,
 5.24%, 2/10/99                      25,000,000       24,854
CIESCO LP 5.25%, 1/27/99             25,000,000       24,905
+CXC Incorporated, 5.18%,
 1/25/99                             25,000,000       24,914
CIT Group Holdings, 5.35%,
 1/28/99                             25,000,000       24,900
                                                 ------------
    TOTAL                                            149,438
                                                 ------------
PERSONAL CREDIT INSTITUTIONS (4.6%)
+General Electric Capital,
 5.23%, 2/16/99                      25,000,000       24,833
+General Motors Acceptance,
 5.07%, 1/29/99                      25,000,000       24,901
Commercial Credit Co., 5.35%,
 1/20/99                             25,000,000       24,929
+Transamerica Finance, 5.18%,
 1/20/99                             25,000,000       24,932
IBM Credit Corp., 6.90%, 1/4/99      25,000,000       24,986
+Variable Funding Capital
 Corp., 5.17%, 1/06/99               25,000,000       24,982
                                                 ------------
    TOTAL                                            149,563
                                                 ------------
SHORT TERM BUSINESS CREDIT (1.6%)
American Express Credit, 5.00%,
 1/08/99                             26,800,000       26,774
+Sears Roebuck Acceptance
 Corp., 5.27%, 2/11/99               25,000,000       24,850
                                                 ------------
    TOTAL                                             51,624
                                                 ------------
    TOTAL MONEY MARKET
     INVESTMENTS                                     440,776
                                                 ------------
                                    SHARES/      MARKET VALUE
SHORT TERM INVESTMENTS (15.7%)        PAR          (000'S)
-------------------------------------------------------------
ASSET-BACKED SECURITIES (2.2%)
AUTO RELATED (0.8%)
+New Center Asset Trust, 5.39%,
 1/8/99                              25,000,000  $    24,974
                                                 ------------
COMMERCIAL MORTGAGES (0.7% )
+Asset Securitization, 5.18%,
 3/10/99                             25,000,000       24,765
                                                 ------------
FINANCE LESSORS (0.7%)
+Triple A One Funding, 5.22%,
 2/16/99                             24,000,000       23,840
                                                 ------------
    TOTAL ASSET-BACKED
     SECURITIES                                       73,579
                                                 ------------
    TOTAL SHORT TERM
     INVESTMENTS                                     514,355
                                                 ------------
    TOTAL BALANCED PORTFOLIO
     (99.6%) (COST
     $2,280,568,518)^                              3,267,945
    OTHER ASSETS, LESS
     LIABILITIES (0.4%)                               14,126
                                                 ------------
    TOTAL NET ASSETS (100.0%)                    $ 3,282,071
                                                 ------------

IO-Interest Only Security
144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers.
 * Non-Income Producing.
++ Defaulted security
 ** Denominated in Greek Drachma
 + Partially held by the custodian in a segregated account as collateral for open futures postions. Information regarding open futures contracts as of December 31, 1998 is summarized below:

                                                    UNREALIZED
                           NUMBER OF   EXPIRATION  APPRECIATION
ISSUER                     CONTRACTS      DATE        (000'S)
----------------------------------------------------------------
S&P 500 Stock Index           741         3/99        $13,320
 (Total Notional Value at
 12/31/98, $217,408,980)

^At December 31, 1998, the aggregate cost of securities for federal income tax purposes was $2,287,836,541 and the net unrealized appreciation of investments based on that cost was $980,108,923 which is comprised of $1,012,402,159 aggregate gross unrealized appreciation and $32,293,236 gross unrealized depreciation.

    The Accompanying Notes are an Integral Part of the Financial Statements

HIGH YIELD BOND PORTFOLIO
NORTHWESTERN MUTUAL SERIES FUND, INC.
Schedule of Investments
DECEMBER 31, 1998

                                                                         MARKET
                                                            SHARES/       VALUE
BONDS (79.0%)                                                 PAR        (000'S)
---------------------------------------------------------------------------------
BASIC MATERIALS (1.4%)
PAPER (0.7%)
Pindo Deli Fin Mauritius, 10.75%, 10/01/07                 2,500,000    $  1,359
                                                                        ---------
STEEL (0.7%)
Renco Steel Holdings, Inc., 10.875%, 2/01/05 (144A)        1,500,000       1,290
                                                                        ---------
    TOTAL BASIC MATERIALS                                                  2,649
                                                                        ---------
BROADCASTING/MEDIA (3.8%)
BROADCASTING (3.1%)
+Big City Radio, Inc., 11.25%, 3/15/05 (144A)              5,750,000       3,795
+Fox Family Worldwide, Inc., 10.25%, 11/01/07              3,100,000       1,953
                                                                        ---------
    TOTAL                                                                  5,748
                                                                        ---------
PRINTING AND PUBLISHING (0.7%)
+Diva System Corp., 12.625%, 3/01/08 (144A)                3,375,000       1,257
                                                                        ---------
    TOTAL BROADCASTING/MEDIA                                               7,005
                                                                        ---------
CABLE TELEVISION (4.9%)
+International Cabletel, Inc., 11.50%, 02/01/06            3,000,000       2,460
+NTL, Inc.,9.75%, 4/01/08,                                 4,250,000       2,635
NTL Incorporated, 11.50%, 10/01/08 (144A)                  1,000,000       1,093
Supercanal Holdings S A, 11.50%, 05/15/05 (144A)           2,500,000       1,500
+Telewest PLC, 11.25%, 11/1/08                             1,150,000       1,288
                                                                        ---------
    TOTAL CABLE TELEVISION                                                 8,976
                                                                        ---------
CONSUMER RELATED (5.3%)
CONSUMER STAPLES (0.6%)
+SF Holdings Group, Inc., 12.75%, 3/15/08                  3,250,000       1,137
                                                                        ---------
FOODS/FOOD SERVICES (4.1%)
Favorite Brands Int'l, Inc., 10.75%, 05/15/06 (144A)       2,250,000       1,845
Global Health Sciences, Inc., 11.0%, 05/01/08 (144A)       2,500,000       1,650
Iowa Select Farms L.P., 10.75%, 12/01/05 (144A)            4,200,000       3,402
Planet Hollywood, 12.00%, 4/01/05 (144A)                   2,100,000         735
                                                                        ---------
    TOTAL                                                                  7,632
                                                                        ---------
HOUSEHOLD PRODUCTS (0.2%)
+Diamond Brands, 12.875%, 04/15/09 (144A)                  1,250,000         437
                                                                        ---------
SOAPS & TOILETRIES (0.4%)
Styling Technologies, 10.875%, 07/01/08 (144A)               800,000         760
                                                                        ---------
    TOTAL CONSUMER RELATED                                                 9,966
                                                                        ---------

                                                                         MARKET
                                                            SHARES/       VALUE
BONDS (79.0%)                                                 PAR        (000'S)
---------------------------------------------------------------------------------
ENERGY RELATED (9.2%)
ELECTRIC AND OTHER SERVICES (0.5%)
CE Casecnan Water & Energy, 11.95%, 11/15/2010             1,000,000    $    850
                                                                        ---------
OIL AND GAS INDEPENDENT (6.3%)
Belden & Blake Corp., 9.875%, 6/15/07                      3,950,000       3,200
Chesapeake Energy, 9.625%, 05/01/05 (144A)                 3,750,000       2,812
Gothic Production Corp., 11.125%, 05/01/05 (144A)          5,250,000       4,095
Grey Wolf, Inc., 8.875%, 07/01/07                          2,100,000       1,523
                                                                        ---------
    TOTAL                                                                 11,630
                                                                        ---------
OIL FIELD SERVICES (2.4%)
Pride International, Inc., 9.375%, 05/01/07                2,525,000       2,348
R&B Falcon Corp., 9.5%, 12/15/08 (144A)                    2,000,000       2,000
                                                                        ---------
    TOTAL                                                                  4,348
                                                                        ---------
    TOTAL ENERGY RELATED                                                  16,828
                                                                        ---------
FINANCE (4.7%)
FINANCE COMPANIES (3.4%)
Arcadia Financial, Ltd., 11.50%, 3/15/07                   3,675,000       2,793
BF Saul Real Estate, 9.75%, 4/01/08                        2,250,000       2,093
Metris Companies, Inc., 10.00%, 11/01/04                   1,400,000       1,386
                                                                        ---------
    TOTAL                                                                  6,272
                                                                        ---------
INSURANCE (1.3%)
Superior Nat'l Capital Trust I, 10.75%, 12/01/17           2,400,000       2,376
                                                                        ---------
    TOTAL FINANCE                                                          8,648
                                                                        ---------
HEALTHCARE (4.4%)
Magellan Health Services, 9.00%, 02/15/08                  2,800,000       2,464
Vencor, Inc., 9.875%, 05/01/05 (144A)                      6,550,000       5,633
                                                                        ---------
    TOTAL HEALTHCARE                                                       8,097
                                                                        ---------
LEISURE (10.3%)
GAMING (5.7%)
Circus Circus Enterprise, 9.25%, 12/01/05                  1,500,000       1,515
Trump Atlantic, 11.25%, 5/1/06                             2,500,000       2,200
Trump Hotels & Casino Resorts, 15.50%, 6/15/03             2,000,000       2,120
Venetian Casino/LV Sands, 12.25%, 11/15/04                 5,000,000       4,725
                                                                        ---------
    TOTAL                                                                 10,560
                                                                        ---------
HOTELS AND OTHER LODGING PLACES (2.2%)
HMH Properties, Inc., 8.45%, 12/01/08                      1,200,000       1,200
John Q. Hammons Hotels, 8.875%, 02/15/04                     500,000         470

NORTHWESTERN MUTUAL SERIES FUND, INC.
Schedule of Investments
DECEMBER 31, 1998

                                                                         MARKET
                                                            SHARES/       VALUE
BONDS (79.0%)                                                 PAR        (000'S)
---------------------------------------------------------------------------------
HOTELS AND OTHER LODGING PLACES (CONTINUED)
Starwood Hotels & Resorts, 6.75%, 11/15/05                   450,000    $    415
Starwood Hotels & Resorts, 7.875%, 11/15/15                2,250,000       1,992
                                                                        ---------
    TOTAL                                                                  4,077
                                                                        ---------
LEISURE RELATED (0.8%)
+Hedstrom Holdings Inc., 12.00%, 6/1/09                    3,325,000       1,530
                                                                        ---------
MOVIE THEATERS (1.6%)
Hollywood Theaters, Inc., 10.625%, 08/01/07                2,600,000       1,918
Silver Cinemas, 10.50%, 04/15/05 (144A)                    1,400,000         952
                                                                        ---------
    TOTAL                                                                  2,870
                                                                        ---------
    TOTAL LEISURE                                                         19,037
                                                                        ---------
OTHER INDUSTRIES (6.8%)
AUTO RELATED (2.6%)
Exide Corporation, 10.00%, 04/15/05 (144A)                 3,250,000       3,209
Exide Corporation, 2.90%, 12/15/05 (144A)                  3,000,000       1,758
                                                                        ---------
    TOTAL                                                                  4,967
                                                                        ---------
HOUSEHOLD FURNISHINGS, APPLIANCES (2.9%)
Corning Consumer Products Co., 9.625%, 05/01/08 (144A)     3,900,000       2,730
Renters Choice, Inc., 11.00%, 08/15/08 (144A)              2,500,000       2,538
                                                                        ---------
    TOTAL                                                                  5,268
                                                                        ---------
INDUSTRIAL MACHINERY AND EQUIPMENT (0.8%)
United Rentals, Inc., 9.25%, 01/15/09 (144A)               1,500,000       1,504
                                                                        ---------
OFFICE EQUIPMENT (0.5%)
US Office Products Co., 9.75%, 06/15/08                    1,300,000         848
                                                                        ---------
    TOTAL OTHER INDUSTRIES                                                12,587
                                                                        ---------
SERVICES (5.0%)
PROFESSIONAL SERVICES (1.5%)
Decisionone Holdings, 9.75%, 8/1/07                        1,800,000         828
+Decisionone Holdings, 11.50%, 8/1/08                      3,875,000         891
Federal Data Corp., 10.125%, 8/01/05                       1,000,000         990
                                                                        ---------
    TOTAL                                                                  2,709
                                                                        ---------
BUSINESS SERVICES (3.5%)
Loewen Group International, Inc., 7.5%, 04/15/01           2,000,000       1,765
Loewen Group International, Inc., 7.75%, 10/15/01          3,000,000       2,625
                                                                         MARKET
                                                            SHARES/       VALUE
BONDS (79.0%)                                                 PAR        (000'S)
---------------------------------------------------------------------------------
BUSINESS SERVICES (CONTINUED)
Loewen Group International, Inc., 8.25%, 10/15/03            500,000    $    430
Loewen Group International, Inc., 7.6%, 06/01/08           2,100,000       1,690
                                                                        ---------
    TOTAL                                                                  6,510
                                                                        ---------
    TOTAL SERVICES                                                         9,219
                                                                        ---------
TELECOMMUNICATIONS (16.1%)
Arch Communications, 12.75%, 07/01/07 (144A)               6,000,000       6,000
+Bestel S A de CV, 12.75%, 05/15/05                        1,950,000       1,072
+Firstworld Communications, 13.00%, 04/15/08               2,500,000         750
+GST Network Funding, Inc., 10.50%, 05/01/08 (144A)        3,000,000       1,290
+Hyperion Telecommunications, 13.00%, 4/15/03                400,000         286
Hyperion Telecommunications, 12.25%, 9/01/04               4,000,000       4,060
+KMC Telecommunication Hldgs, 12.50%, 2/15/08              6,250,000       3,000
Metromedia Fiber Network, 10.00%, 11/15/08 (144A)          1,500,000       1,541
++Mobilemedia Communications Inc., 10.50%, 12/01/03        2,000,000         220
Northeast Optic Network, 12.75%, 08/15/08                  3,300,000       3,234
Splitrock Services, Inc., 11.75%, 07/15/08                 3,000,000       2,595
+21st Century Telecom, 12.25%, 2/15/08 (144A)              1,750,000         735
Verio, Inc.......................11.25%, 12/01/08 (144A)   2,000,000       2,010
Viatel, Inc., 11.25%, 04/15/08                             1,500,000       1,534
+Viatel, Inc., 12.50%, 04/15/08                            2,500,000       1,475
                                                                        ---------
    TOTAL TELECOMMUNICATIONS                                              29,802
                                                                        ---------
TRANSPORTATION (6.6%)
TRUCKING AND SHIPPING (6.6%)
Greyhound Lines, Inc., 11.50%, 4/15/07                     2,500,000       2,838
Navigator Gas Trans PLC, 10.50%, 06/30/07 (144A)           1,550,000       1,364
Navigator Gas Trans PLC, 12.00%, 06/30/07                    900,000         810
Stena AB, 8.75%, 06/15/07                                  2,500,000       2,381
Stena Line AB, 10.625%, 06/01/08                           5,400,000       4,860
                                                                        ---------
    TOTAL TRANSPORTATION                                                  12,253
                                                                        ---------
UTILITIES (0.5%)
Companhia De Saneamento Basico, 10%, 7/28/05 (144A)        1,235,000         840
                                                                        ---------
    TOTAL BONDS                                                          145,907
                                                                        ---------

NORTHWESTERN MUTUAL SERIES FUND, INC.
Schedule of Investments
DECEMBER 31, 1998

                                                                         MARKET
                                                            SHARES/       VALUE
PREFERRED STOCK (16.0%)                                       PAR        (000'S)
---------------------------------------------------------------------------------
BROADCASTING MEDIA (7.6%)
BROADCASTING (5.1%)
Cumulus Media, Inc.                                           43,656    $  4,693
Sinclair Capital                                              43,500       4,742
                                                                        ---------
    TOTAL                                                                  9,435
                                                                        ---------
PRINTING AND PUBLISHING (2.5%)
Primedia, Inc.                                                45,000       4,631
                                                                        ---------
    TOTAL BROADCASTING MEDIA                                              14,066
                                                                        ---------
CABLE TELEVISION (3.7%)
**CSC Holdings, Inc. (PIK)                                    59,276       6,817
                                                                        ---------
ENERGY RELATED (0.6%)
GAS UTILITY (0.6%)
Petroleum Heat & Power Inc.                                   48,750       1,023
                                                                        ---------
FINANCE (0.8%)
BANKS (0.8%)
California Fed Pfd Capital                                    60,000       1,519
                                                                        ---------
LEISURE RELATED (0.3%)
**Samsonite Corp. (PIK)                                        6,663         513
                                                                        ---------
MEDICAL PRODUCTS (0.4%)
Fresenius Medical Care AG                                    750,000         743
                                                                        ---------
TELECOMMUNICATIONS (2.6%)
+Crown Castle International Corp.                             20,000       2,012
+Global Crossing Holdings, Ltd.                                2,500         245
**21st Century Telecom (PIK)                                   9,110         592
**Hyperion Telecommunications (PIK)                           22,260       1,770
**Viatel, Inc. (PIK)                                           2,052         226
                                                                        ---------
    TOTAL TELECOMMUNICATIONS                                               4,845
                                                                        ---------
    TOTAL PREFERRED STOCK                                                 29,526
                                                                        ---------

COMMON STOCK AND WARRANTS (0.5%)
---------------------------------------------------------------------------------
APPAREL AND TEXTILE (0.1%)
*Ithaca Industries Inc.                                      136,000    $    247
                                                                        ---------
BROADCASING/MEDIA (0.1%)
*Diva System Corp. (144A)                                     10,125         162
                                                                        ---------
CONSUMER STAPLES (0.0%)
*SF Holdings Group, Inc. (144A)                                6,500          13
                                                                        ---------
ENERGY RELATED (0.0%)
GAS UTILITY (0.0%)
Petroleum Heat & Power, Inc.                                   4,111           3
                                                                        ---------
FINANCE (0.0%)
FINANCE COMPANIES (0.00%)
*Arcadia Financial, Ltd.                                       4,000          20
                                                                        ---------
                                                                         MARKET
                                                            SHARES/       VALUE
COMMON STOCK AND WARRANTS (0.5%)                              PAR        (000'S)
---------------------------------------------------------------------------------
LEISURE (0.2%)
LEISURE RELATED (0.2%)
*Hedstrom Holdings, Inc. (144A)                              201,674    $    202
Meditrust Corp.                                               11,117         168
*Samsonite Corp.                                               6,250          19
                                                                        ---------
    TOTAL                                                                    389
                                                                        ---------
TELECOMMUNICATIONS (0.1%)
*Bestel S A de CV                                              1,950           4
*Firstworld Communications                                     2,500          25
*KMC Telecom Holdings, Inc.                                    6,250          20
*Splitrock Services, Inc.                                      3,000          33
*21st Century Telecom                                          8,500          25
                                                                        ---------
    TOTAL                                                                    107
                                                                        ---------
    TOTAL COMMON STOCK
     AND WARRANTS                                                            941
                                                                        ---------

MONEY MARKET INVESTMENTS (2.1%)
---------------------------------------------------------------------------------
PERSONAL CREDIT INSTITUTIONS (2.1%)
American Express Credit, 4.999%, 01/08/99                  3,900,000    $  3,896
                                                                        ---------
    TOTAL MONEY MARKET INVESTMENTS                                         3,896
                                                                        ---------
    TOTAL INVESTMENTS (97.6%)
     (COST $199,646,191)^                                                180,270
    OTHER ASSETS, LESS LIABILITIES (2.4%)                                  4,512
                                                                        ---------
    TOTAL NET ASSETS (100.0%)                                           $184,782
                                                                        ---------

    * Non-Income Producing
    + Deferred interest security that presently receives no coupon payments. At a predetermined date the stated coupon rate becomes effective.
   ++ Defaulted Security
   **PIK-Payment in Kind
   144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securites may be resold as transactions exempt from registration, normally to qualified institutional buyers.
   ^ At December 31, 1998, the aggregate cost of securites for federal income tax purposes was $199,971,590 and the net unrealized depreciation of investments based on that cost was $19,701,115 which is comprised of $5,103,845 aggregate gross unrealized appreciation and $24,804,960 aggregated gross unrealized depreciation.

    The Accompanying Notes are an Integral Part of the Financial Statements

SELECT BOND PORTFOLIO
NORTHWESTERN MUTUAL SERIES FUND, INC.
Schedule of Investments
DECEMBER 31, 1998

                                                     MARKET
                                                      VALUE
BONDS (95.0%)                           PAR          (000'S)
--------------------------------------------------------------
CORPORATE BONDS (15.8%)
BANK HOLDING COMPANIES (1.0%)
BT Institutional Capital Trust,
 7.75%, 12/1/26 (144A)                  3,000,000  $    3,094
                                                   -----------
BANKING AND FINANCE (1.7%)
Lehman Brothers Holdings, Inc.,
 8.8%, 3/1/15                           4,500,000       5,166
                                                   -----------
CABLE AND MEDIA (1.5%)
Seagram Joseph E & S, 7.60%,
 12/15/28                               4,400,000       4,429
                                                   -----------
CHEMICALS AND ALLIED PRODUCTS (0.8%)
Dow Capital B.V., 8.5%, 6/8/10          1,800,000       2,149
                                                   -----------
ELECTRIC SERVICES (2.6%)
Comed Financing II, 8.5%, 1/15/27       1,750,000       1,945
Ohio Edison Company, 7.375%,
 9/15/02                                1,000,000       1,059
PECO Energy Company, 7.75%,
 3/1/23                                 1,150,000       1,208
Public Service Electric & Gas
 Co., 6.875%, 1/1/03                    2,250,000       2,364
Texas Utilities Electric Co.,
 7.875%, 3/1/23                         1,000,000       1,070
                                                   -----------
    TOTAL                                               7,646
                                                   -----------
ENERGY (1.3%)
Pemex Finance Ltd., 9.15%,
 11/15/18                               4,000,000       3,970
                                                   -----------
FINANCE (1.7%)
Associates Corp. of North
 America, 7.95%, 2/15/10                1,500,000       1,715
Tokai Preferred Capital Co. LLC,
 9.98%, 12/29/49                        4,000,000       3,400
                                                   -----------
    TOTAL                                               5,115
                                                   -----------
FOREIGN BANKS - BRANCHES & AGENCIES (0.3%)
Fuji Bank, Ltd., 9.87%, 12/31/49
 (144A)                                     1,300         949
                                                   -----------
GENERAL MERCHANDISE STORES (0.4%)
May Dept Stores Company, 7.45%,
 10/15/16                               1,000,000       1,119
                                                   -----------
LIFE SCIENCES AND AGRICULTURE (0.9%)
Monsanto Co., 6.60%, 12/01/28           2,750,000       2,745
                                                   -----------
MOTION PICTURE (0.4%)
News America Holdings Inc.,
 8.25%, 8/10/18                         1,000,000       1,135
                                                   -----------
RAILROAD (2.2%)
Burlington Northern, 7.25%,
 8/1/97                                 4,000,000       4,250

                                                     MARKET
                                                      VALUE
BONDS (95.0%)                           PAR          (000'S)
--------------------------------------------------------------
RAILROAD (CONTINUED)
Union Pacific Corp., 7.25%,
 11/01/08                               2,250,000  $    2,412
                                                   -----------
    TOTAL                                               6,662
                                                   -----------
TEXTILES (0.5%)
#Polysindo International Finance,
 11.375%, 6/15/06                       4,200,000       1,344
                                                   -----------
TOBACCO (0.5%)
Philip Morris Companies, 9.25%,
 2/15/00                                  500,000         520
RJR Nabisco Inc., 8.625%, 12/1/02       1,000,000       1,018
                                                   -----------
    TOTAL                                               1,538
                                                   -----------
    TOTAL CORPORATE BONDS                              47,061
                                                   -----------
GOVERNMENT BONDS (DOMESTIC AND FOREIGN)
 AND AGENCY BONDS (35.2%)
FOREIGN GOVERNMENT BONDS (2.2%)
*Hellenic Republic, 7.5%, 5/20/13     850,000,000       3,200
*Hellenic Republic, 8.8%, 6/19/07     850,000,000       3,381
                                                   -----------
    TOTAL                                               6,581
                                                   -----------
FEDERAL GOVERNMENT AND AGENCIES (33.0%)
Federal Farm Credit, 6.51%,
 1/7/08                                 2,000,000       2,000
Federal Home Loan Mortgage
 Corporation, 7.5%, 9/29/01            10,644,364      10,928
Federal National Mortgage Assoc.,
 5.97%, 10/1/08                         3,989,321       4,066
Federal National Mortgage Assoc.,
 6.07%, 10/1/08                         2,994,476       3,086
Federal National Mortgage Assoc.,
 6.22%, 2/01/06                         1,917,146       1,976
Federal National Mortgage Assoc.,
 6.24%, 1/1/06                          5,405,115       5,573
Federal National Mortgage Assoc.,
 6.265%, 10/1/08                        2,994,681       3,113
Federal National Mortgage Assoc.,
 6.32%, 2/1/06                          3,885,724       4,024
Federal National Mortgage Assoc.,
 6.360%, 4/1/08                         3,784,254       3,952
Federal National Mortgage Assoc.,
 6.390%, 4/1/08                         1,460,225       1,527
Federal National Mortgage Assoc.,
 6.500%, 09/25/05                       2,438,626       2,438
Federal National Mortgage Assoc.,
 6.750%, 04/25/18                       2,398,681       2,492
Federal National Mortgage Assoc.,
 6.750%, 12/25/23                       3,500,000       3,610
Federal National Mortgage Assoc.,
 6.960%, 10/01/07                       3,266,715       3,529
Federal National Mortgage Assoc.,
 7.0%, 6/1/03                             583,690         597

NORTHWESTERN MUTUAL SERIES FUND, INC.
Schedule of Investments
DECEMBER 31, 1998

                                                     MARKET
                                                      VALUE
BONDS (95.0%)                           PAR          (000'S)
--------------------------------------------------------------
FEDERAL GOVERNMENT AND AGENCIES (CONTINUED)
Federal National Mortgage Assoc.,
 7.360%, 4/1/11                         3,370,703  $    3,767
Federal National Mortgage Assoc.,
 8.400%, 02/25/09                       2,500,000       2,788
Federal National Mortgage Assoc.,
 10%, 10/1/17                             116,204         126
Federal National Mortgage Assoc.,
 11.000%, 12/01/12                        205,013         226
Federal National Mortgage Assoc.,
 11.000%, 09/01/17                      1,455,341       1,609
Federal National Mortgage Assoc.,
 11.000%, 12/01/17                        475,993         527
Federal National Mortgage Assoc.,
 11.000%, 02/01/18                        553,326         613
Federal National Mortgage Assoc.,
 11.500%, 04/01/18                        646,573         726
Federal National Mortgage Assoc.,
 12.000%, 12/01/12                      1,542,325       1,738
Federal National Mortgage Assoc.,
 12.000%, 12/01/12                        294,911         335
Federal National Mortgage Assoc.,
 12.000%, 09/01/17                        493,970         562
Federal National Mortgage Assoc.,
 12.000%, 10/01/17                        707,215         805
Federal National Mortgage Assoc.,
 12.000%, 12/01/17                        408,891         466
Federal National Mortgage Assoc.,
 12.000%, 02/01/18                        525,209         598
Federal National Mortgage Assoc.,
 12.25%, 1/1/18                           436,396         495
Federal National Mortgage Assoc.,
 12.500%, 04/01/18                        296,562         339
Federal National Mortgage Assoc.,
 13.000%, 11/01/12                        220,779         255
Federal National Mortgage Assoc.,
 13.000%, 11/01/17                        525,420         609
Federal National Mortgage Assoc.,
 13.000%, 12/01/17                        298,396         346
Federal National Mortgage Assoc.,
 13.000%, 02/01/18                        767,712         890
Federal National Mortgage Assoc.,
 14.000%, 12/01/17                        212,378         253
Government National Mortgage
 Assoc., 7.0%, 05/15/23                   341,794         350
Government National Mortgage
 Assoc., 7.5%, 04/15/22                   320,005         330
Government National Mortgage
 Assoc., 7.5%, 06/15/28                   467,035         482
Government National Mortgage
 Assoc., 7.5%, 10/15/23                   773,158         797
Government National Mortgage
 Assoc., 7.5%, 10/15/25                    78,692          81
                                                     MARKET
                                                      VALUE
BONDS (95.0%)                           PAR          (000'S)
--------------------------------------------------------------
FEDERAL GOVERNMENT AND AGENCIES (CONTINUED)
Government National Mortgage
 Assoc., 7.5%, 11/15/25                    17,136  $       18
Government National Mortgage
 Assoc., 7.5%, 05/15/26                    16,501          17
Government National Mortgage
 Assoc., 7.5%, 02/15/27                   640,485         660
Government National Mortgage
 Assoc., 7.5%, 03/15/27                    55,090          57
Government National Mortgage
 Assoc., 7.5%, 04/15/27                   134,562         139
Government National Mortgage
 Assoc., 7.5%, 08/15/27                    17,524          18
Government National Mortgage
 Assoc., 7.5%, 06/15/28                   481,639         497
Government National Mortgage
 Assoc., 8.0%, 01/15/26                   531,624         552
Government National Mortgage
 Assoc., 8.0%, 02/15/26                   584,032         606
Government National Mortgage
 Assoc., 8.0%, 08/15/26                   321,346         334
Government National Mortgage
 Assoc., 8.0%, 08/15/26                   442,102         459
Government National Mortgage
 Assoc., 8.0%, 09/15/26                   551,925         573
Government National Mortgage
 Assoc., 8.0%, 12/15/26                   206,248         214
Government National Mortgage
 Assoc., 8.0%, 01/15/27                   590,313         613
Government National Mortgage
 Assoc., 8.0%, 03/15/27                   574,718         597
Government National Mortgage
 Assoc., 8.0%, 04/15/27                   449,946         467
Government National Mortgage
 Assoc., 8.0%, 04/15/27                   605,863         629
Government National Mortgage
 Assoc., 8.0%, 06/15/27                   550,082         571
Government National Mortgage
 Assoc., 8.0%, 07/15/27                   543,556         565
Government National Mortgage
 Assoc., 8.0%, 08/15/27                   404,685         420
Government National Mortgage
 Assoc., 8.0%, 09/15/27                   413,078         429
Government National Mortgage
 Assoc., 8.5%, 09/15/21                    11,037          12
Government National Mortgage
 Assoc., 8.5%, 09/15/24                     4,678           5
Government National Mortgage
 Assoc., 8.5%, 03/15/23                   149,150         159
Government National Mortgage
 Assoc., 8.5%, 06/15/23                   104,470         112
Government National Mortgage
 Assoc., 8.5%, 07/15/24                    64,283          68

NORTHWESTERN MUTUAL SERIES FUND, INC.
Schedule of Investments
DECEMBER 31, 1998

                                                     MARKET
                                                      VALUE
BONDS (95.0%)                           PAR          (000'S)
--------------------------------------------------------------
FEDERAL GOVERNMENT AND AGENCIES (CONTINUED)
Government National Mortgage
 Assoc., 8.5%, 09/15/24                     5,886  $        6
Government National Mortgage
 Assoc., 8.5%, 11/15/24                   147,407         157
Government National Mortgage
 Assoc., 8.5%, 11/15/24                   131,350         140
Government National Mortgage
 Assoc., 8.5%, 11/15/24                   272,589         290
Government National Mortgage
 Assoc., 8.5%, 02/15/25                    55,568          59
Government National Mortgage
 Assoc., 8.5%, 02/15/25                     7,632           8
Government National Mortgage
 Assoc., 11.0%, 01/15/18                5,618,110       6,342
U.S. Treasury, 5.5%, 8/15/28              638,000         669
U.S. Treasury, 6.125%, 11/15/27         3,730,000       4,178
U.S. Treasury, 4.75%, 11/15/08          2,000,000       2,016
U.S. Treasury, 4.0%, 10/31/00           1,350,000       1,336
Vendee Mortgage Trust, .4951%,
 6/15/23 (IO)                          81,189,546       1,395
                                                   -----------
    TOTAL                                              98,411
                                                   -----------
    TOTAL GOVERNMENT BONDS AND
     AGENCY BONDS                                     104,992
                                                   -----------
MORTGAGE BACKED AND ASSET BACKED SECURITIES (44.0%)
AUTO-RELATED (2.2%)
Daimler-Benz Vehicle Trust -
 Class A, 5.85%, 7/20/03                  435,189         437
Eaglemark Trust - Class A, 6.75%,
 11/15/02                                 565,372         574
Fleetwood Credit Corporation
 Grantor Trust - Class A, 6.4%,
 5/15/13                                1,019,749       1,038
Team Fleet Financing Corporation
 - Class A, 6.65%, 12/15/02
 (144A)                                 3,200,000       3,232
Team Fleet Financing Corporation
 - Class A, 7.35%, 5/15/03 (144A)       1,125,000       1,157
                                                   -----------
    TOTAL                                               6,438
                                                   -----------
BANK AND FINANCE (2.2%)
Bankers Trust Co., 6.255%,
 1/13/99                                   91,002          91
Morgan Stanley Capital Trust,
 7.387%, 5/15/06                        3,000,000       3,243
Nations Bank Lease Pass Thru
 Trust 97-A, 7.442%, 11/18/05           3,000,000       3,183
                                                   -----------
    TOTAL                                               6,517
                                                   -----------
COMMERCIAL MORTGAGES (26.9%)
Asset Securitization Corporation,
 Class CS1, 1.257%, 11/13/26 IO        19,158,273         687
                                                     MARKET
                                                      VALUE
BONDS (95.0%)                           PAR          (000'S)
--------------------------------------------------------------
COMMERCIAL MORTGAGES (CONTINUED)
Asset Securitization Corporation,
 Class CS2, 1.097%, 11/13/26 IO        52,000,000  $    3,083
Asset Securitization Corporation,
 Class PS1, 1.367%, 2/14/41 IO         12,098,357       1,247
Chase Commercial Mortgage
 Securities Corp., Class B, 6.6%,
 11/19/07                               2,000,000       2,046
Chase Commercial Mortgage
 Securities Corp., Class A2,
 6.6%, 11/19/07                         5,000,000       5,205
Chase Commercial Mortgage
 Securities Corp., Class B,
 7.37%, 6/19/29                         1,000,000       1,073
Commercial Mortgage Acceptance
 Corporation, Class B, 6.646%,
 12/15/07                               2,000,000       2,043
Credit Suisse First Boston
 Mortgage Securities Corp., Class
 D, 7.46%, 05/20/29 (144A)              3,500,000       3,552
Credit Suisse First Boston
 Mortgage Securities Corp., Class
 B, 9.546%, 4/25/25 (144A)                682,000         751
Credit Suisse First Boston
 Mortgage Securities Corp., Class
 C1, 7.26%, 6/20/07 (144A)              1,465,292       1,541
Credit Suisse First Boston
 Mortgage Securities Corp., Class
 C1, 7.28%, 6/20/07 (144A)              1,500,000       1,583
Credit Suisse First Boston
 Mortgage Securities Corp., Class
 D, 9.546%, 4/25/25 (144A)              2,000,000       2,279
Criimi Mae Commercial Mortgage
 Trust, 7.0%, 11/02/06                  3,000,000       2,859
DLJ Mortgage Acceptance
 Corporation, Class S, .3571%,
 10/15/17 (144A) IO                   104,798,235       2,391
DLJ Mortgage Acceptance
 Corporation, Class S, .718%,
 2/18/31 IO                           120,486,326       4,821
DLJ Mortgage Acceptance
 Corporation, 8.100%, 6/18/04           1,824,855       1,982
DLJ Mortgage Acceptance
 Corporation, 8.100%, 6/18/04           1,000,000       1,089
First Union-Lehman Brothers
 Commercial Mortgage Trust, Class
 C, 7.44%, 4/18/07                      2,500,000       2,653
GMAC Commercial Mortgage
 Securities, Inc., Class C,
 7.81%, 10/15/11 (144A)                 5,000,000       5,040
Kmart CMBS Financing, Inc., Class
 D, 6.6466%, 03/01/07 (144A)            2,000,000       1,994

NORTHWESTERN MUTUAL SERIES FUND, INC.
Schedule of Investments
DECEMBER 31, 1998

                                                     MARKET
                                                      VALUE
BONDS (95.0%)                           PAR          (000'S)
--------------------------------------------------------------
COMMERCIAL MORTGAGES (CONTINUED)
Kmart CMBS Financing, Inc., Class
 C, 6.2466%, 03/01/07 (144A)            1,500,000  $    1,497
LB Mortgage Trust, 8.396%, 6/2/10       5,088,504       6,009
Malan Mortgage Securities Trust,
 Class A3, 7.8%, 8/15/05 (144A)         3,000,000       3,118
Merrill Lynch Mortgage Investors,
 Inc., Class C, 7.12%, 6/18/29          2,500,000       2,605
Merrill Lynch Mortgage Investors,
 Inc., Class E, 7.12%, 6/18/29          4,500,000       4,240
Merrill Lynch Mortgage Investors,
 Inc., Class E, 8.3346%, 6/25/22
 (144A)                                 2,000,000       1,947
Merrill Lynch Mortgage Investors,
 Inc., Class C, 8.9726%, 11/25/20       1,950,000       1,954
Midland Realty Acceptance Corp.,
 Class AEC, 1.389%, 1/25/29
 (144A) IO                             13,930,095         919
Nomura Asset Securities Corp. -
 Class A2, 6.9918%, 3/17/28             2,800,000       2,857
Nomura Asset Securities Corp. -
 Class A4, 7.5718%, 3/17/28             2,200,000       2,121
Red Mountain Funding LLC, Class
 E, 7.365%, 1/15/19 (144A)              1,500,000       1,358
Red Mountain Funding LLC, Class
 F, 7.471%, 1/15/19 (144A)              1,800,000       1,460
The Equitable Life Insurance
 Society of the U S, Class C1,
 7.52%, 5/15/06                         2,000,000       2,148
                                                   -----------
    TOTAL                                              80,152
                                                   -----------
CREDIT CARD ASSET BACKED (0.7%)
Iroquois Trust, Class A, 6.752%,
 6/25/07 (144A)                         2,000,000       2,019
                                                   -----------
FRANCHISE LOAN RECEIVABLES (2.6%)
EMAC Owner Trust, 1.378%, 1/15/25
 (144A) IO                             30,965,287       2,245
EMAC Owner Trust - Class A2,
 6.38%, 04/15/07 (144A)                 3,100,000       3,091
Global Franchise Trust, 6.349%,
 4/10/04                                2,495,173       2,536
                                                   -----------
    TOTAL                                               7,872
                                                   -----------
HOME EQUITY LOAN (0.7%)
Amresco Residential Securities -
 Class A2, 6.245%, 04/25/22             2,200,000       2,207
                                                   -----------
                                                     MARKET
                                                      VALUE
BONDS (95.0%)                           PAR          (000'S)
--------------------------------------------------------------
MANUFACTURED HOUSING (1.3%)
Mid-State Trust VI, Class A3,
 7.54%, 7/1/35                          1,126,317  $    1,159
Vanderbilt Mortgage and Finance,
 Inc., Class 1A4, 7.19%, 2/7/14         2,500,000       2,599
                                                   -----------
    TOTAL                                               3,758
                                                   -----------
OTHER ASSET BACKED (3.6%)
FMAC Loan Receivables Trust -
 Class A, 6.2%, 9/15/20 (144A)          1,541,153       1,545
Harley-Davidson Eaglemark, 5.87%,
 4/15/04                                1,500,000       1,519
Heilig-Meyers Master Trust -
 Class A, 6.125%, 1/20/07 (144A)        3,000,000       2,998
Nations Credit Grantor Trust -
 Class A1, 6.35%, 4/15/14               2,090,919       2,118
Newcourt Equipment - Class B,
 6.764%, 9/20/04 (144A)                 1,102,955       1,102
Rural Housing Trust, 6.33%,
 4/17/01                                1,546,266       1,562
                                                   -----------
    TOTAL                                              10,844
                                                   -----------
RESIDENTIAL MORTGAGES (2.6%)
BCF L L C Mortgage Pass Thru
 Certificate, Class B3, 7.75%,
 3/25/37 (144A)                         3,899,204       3,843
Blackrock Capital Finance, Class
 B3, 7.25%, 11/25/28 (144A)             4,403,682       3,979
                                                   -----------
    TOTAL                                               7,822
                                                   -----------
UTILITY (1.2%)
Comed Transitional, 5.74%,
 12/16/2008                             3,500,000       3,520
                                                   -----------
    TOTAL MORTGAGE BACKED AND
     ASSET BACKED SECURITIES                          131,149
                                                   -----------
    TOTAL BONDS                                       283,202
                                                   -----------

MONEY MARKET INVESTMENTS (3.8%)
--------------------------------------------------------------
FEDERAL GOVERMENT AND AGENCIES (0.5%)
++Federal Home Loan Mortgage
 Company, 4.92%, 2/26/99                1,500,000  $    1,489
                                                   -----------
FINANCE SERVICES (2.3%)
++American Express Credit, 5.0%,
 1/8/99                                 6,800,000       6,793
                                                   -----------

NORTHWESTERN MUTUAL SERIES FUND, INC.
Schedule of Investments
DECEMBER 31, 1998

                                                     MARKET
                                                      VALUE
MONEY MARKET INVESTMENTS (3.8%)         PAR          (000'S)
--------------------------------------------------------------
COMMERCIAL MORTGAGE (1.0%)
++Asset Securitization, 5.6%,
 1/28/99                                3,000,000  $    2,987
                                                   -----------
    TOTAL MONEY MARKET
     INVESTMENTS                                       11,269
                                                   -----------
    TOTAL INVESTMENTS (98.8%)
     (COST $292,980,971)^                             294,471
    OTHER ASSETS, LESS
     LIABILITIES (1.2%)                                 3,563
                                                   -----------
    TOTAL NET ASSETS (100.0%)                      $  298,034
                                                   -----------

IO-Interest Only Security
144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers.
 # Defaulted Security
++ Partially held by the custodian in a segregated account as collateral for open futures postions. Information regarding open futures contracts as of December 31, 1998 is summarized below:

                                                     UNREALIZED
                         NUMBER OF   DEPRECIATION   DEPRECIATION
ISSUERS                  CONTRACTS       DATE          (000'S)
-----------------------------------------------------------------
U.S. Treasury Bond           47          3/99            $3
 Future
 (Total Notional Value
 at 12/31/98,
 $6,002,781)

* Foreign securities denominated in Greek Drachma.
^ At December 31, 1998, the aggregate cost of securities for federal income tax purposes was $296,076,635 and the net unrealized depreciation of investments based on that cost was $1,605,662 which is comprised of $6,694,897 aggregated gross unrealized appreciation and $8,300,559 aggregated gross unrealied depreciation.

    The Accompanying Notes are an Integral Part of the Financial Statements.

MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------

Objective:                       Portfolio Strategy:                              Net Assets:
Maximum current income           Achieve stability of capital by investing in     $291,464,000
consistent with liquidity and    short- term debt securities.
stability of capital

MONEY MARKET PORTFOLIO

The Money Market Portfolio, which invests only in high quality commercial paper and other short-term debt securities with maturities generally not exceeding one year, is the least risky of the Portfolios.

Like all portfolios that include debt instruments, the Money Market Portfolio was affected by the extreme volatility of financial markets during the last half of 1998. During the third quarter, maturities in this Portfolio were extended to as much as 50 days; this action helped performance as rates fell in September and October. At year end, the policy is balanced, with relatively short maturities.

 AN INVESTMENT IN THE MONEY MARKET PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT AND THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

MONEY MARKET PORTFOLIO
NORTHWESTERN MUTUAL SERIES FUND, INC.
Schedule of Investments
DECEMBER 31, 1998

                                                      MARKET
                                                       VALUE
MONEY MARKET INVESTMENTS (69.2%)          PAR         (000'S)
---------------------------------------------------------------
CHEMICALS & ALLIED PRODUCTS (4.8%)
American Home Product Co., 5.15%,
 02/10/99                               14,000,000  $   13,920
                                                    -----------
DEPARTMENT STORES (4.8%)
J.C. Penny Company, Inc., 5.04%,
 02/05/99                                1,940,000       1,930
J.C. Penny Company, Inc., 5.22%,
 02/24/99                                4,310,000       4,276
J.C. Penny Company, Inc., 5.07%,
 03/05/99                                7,750,000       7,681
                                                    -----------
    TOTAL                                               13,887
                                                    -----------
ELECTRONIC COMPUTERS (4.9%)
International Business Machines,
 5.04%, 01/22/99                        14,200,000      14,158
                                                    -----------
FINANCE (12.5%)
Chrysler Financial Corporation,
 5.24%, 02/10/99                        13,638,000      13,559
Ciesco LP, 5.10%, 01/22/99               2,000,000       1,994
Ciesco LP, 5.20%, 02/05/99               5,600,000       5,572
Ciesco LP, 5.25%, 02/05/99               1,240,000       1,234
CXC Incorporated, 5.13%, 01/28/99       14,200,000      14,145
                                                    -----------
    TOTAL                                               36,504
                                                    -----------
INDUSTRIAL INORGANIC CHEMICALS (4.9%)
Monsanto Company, 5.07%, 02/16/99       14,300,000      14,207
                                                    -----------
PERSONAL CREDIT INSTITUTIONS (24.7%)
American General Finance, 5.28%,
 01/21/99                               12,760,000      12,723
Ford Motor Credit Company, 5.03%,
 01/22/99                               14,200,000      14,158
General Electric Capital Corp.,
 5.059%, 01/27/99                        2,510,000       2,501
General Electric Capital Corp.,
 5.40%, 01/29/99                         1,975,000       1,967
General Electric Capital Corp.,
 5.48%, 02/03/99                         2,234,000       2,223
General Motors Acceptance Corp.,
 5.16%, 01/27/99                         6,200,000       6,177
General Motors Acceptance Corp.,
 5.07%, 01/29/99                         8,000,000       7,969
Household Finance Company, 5.35%,
 01/15/99                               10,555,000      10,533
Variable Funding Capital Corp.,
 5.20%, 01/20/99                         5,200,000       5,186
Variable Funding Capital Corp.,
 5.27%, 02/18/99                         8,800,000       8,738
                                                    -----------
    TOTAL                                               72,175
                                                    -----------
PETROLEUM AND COAL PRODUCTS (1.5%)
E. I. Dupont De Nemours, 5.21%,
 01/13/99                                4,355,000       4,347
                                                    -----------

                                                      MARKET
                                                       VALUE
MONEY MARKET INVESTMENTS (69.2%)          PAR         (000'S)
---------------------------------------------------------------
SHORT TERM BUSINESS CREDIT (11.1%)
American Express Credit, 5.00%,
 01/08/99                                9,855,000  $    9,845
CIT Group, 5.35%, 01/28/99               8,980,000       8,944
Sears Roebuck Acceptance Corp.,
 5.10%, 02/22/99                        13,900,000      13,798
                                                    -----------
    TOTAL                                               32,587
                                                    -----------
    TOTAL MONEY MARKET INVESTMENTS                     201,785
                                                    -----------

ASSET-BACKED SECURITIES (30.5%)
---------------------------------------------------------------
AUTO RELATED (4.1%)
New Center Asset Trust, 5.39%,
 01/08/99                               11,990,000  $   11,977
                                                    -----------
FINANCE LESSORS (26.4%)
Asset Securitization, 5.20%,
 01/22/99                               11,000,000      10,967
Asset Securitization, 5.10%,
 03/19/99                                2,900,000       2,868
Preferred Receivable Funding, 5.26%,
 01/05/99                                6,300,000       6,296
Preferred Receivable Funding, 5.40%,
 02/02/99                                5,900,000       5,872
Preferred Receivable Funding, 5.22%,
 02/18/99                                2,160,000       2,145
Quincy Capital Corporation, 5.44%,
 01/14/99                               14,200,000      14,172
Receivable Capital Trust, 5.29%,
 02/04/99                                8,355,000       8,313
Receivable Capital Trust, 5.299%,
 02/04/99                                2,036,000       2,026
Short Term Repackage Asset Trust,
 5.686%, 04/13/99                       10,100,000      10,099
Triple A One Funding, 5.60%,
 01/06/99                                3,671,000       3,668
Triple A One Funding, 5.28%,
 01/29/99                                5,148,000       5,127
Triple A One Funding, 5.22%,
 02/16/99                                5,450,000       5,414
                                                    -----------
    TOTAL                                               76,967
                                                    -----------
    TOTAL ASSET-BACKED SECURITIES                       88,944
                                                    -----------
    TOTAL INVESTMENTS (99.7%), (COST
     $290,729,450)^                                    290,729
    OTHER ASSETS, LESS LIABILITIES
     (.3%)                                                 735
                                                    -----------
    TOTAL NET ASSETS (100.0%)                       $  291,464
                                                    -----------

^ Also represents cost for federal income tax purposes.

    The Accompanying Notes are an Integral Part of the Financial Statements